UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks 100.1%
Consumer Discretionary 28.8%
Amazon.com, Inc.*	12,700	3,189,478
Chipotle Mexican Grill, Inc.*	8,400	2,498,664
Deckers Outdoor Corp.*	25,600	1,030,912
Lululemon Athletica, Inc.*	26,500	2,020,095
Michael Kors Holdings Ltd.*	19,600	1,000,188
Netflix, Inc.*	17,200	1,595,816
Nordstrom, Inc.	22,400	1,198,400
Priceline.com, Inc.*	5,000	3,106,000
Tesla Motors, Inc.*	61,600	2,086,392
Vera Bradley, Inc.*	33,600	843,360

		18,569,305

Energy 5.7%
Dresser-Rand Group, Inc.*	4,600	258,244
Energy XXI Bermuda Ltd.	39,400	1,268,286
FMC Technologies, Inc.*	16,800	719,544
Pioneer Natural Resources Co.	13,500	1,438,965

		3,685,039

Financials 4.2%
Financial Engines, Inc.*	34,000	943,500
Portfolio Recovery Associates, Inc.*	16,500	1,763,190

		2,706,690

Health Care 14.7%
Catamaran Corp.*	60,500	2,850,155
Celgene Corp.*	16,200	1,275,264
HMS Holdings Corp.*	59,000	1,529,280
Intuitive Surgical, Inc.*	3,000	1,471,110
IPC The Hospitalist Co.*	11,200	444,752
MAKO Surgical Corp.*	32,100	413,127
Salix Pharmaceuticals Ltd.*	24,300	983,664
Vertex Pharmaceuticals, Inc.*	11,700	490,698

		9,458,050

Industrials 6.5%
BE Aerospace, Inc.*	3,000	148,200
Joy Global, Inc.	6,000	382,680
Polypore International, Inc.*	17,000	790,500
Precision Castparts Corp.	15,100	2,860,242

		4,181,622

Information Technology 39.0%
Alliance Data Systems Corp.*	6,700	969,892
Apple, Inc.	3,300	1,758,999

See Notes to Schedules of Portfolio Investments.

Cognizant Technology Solutions Corp., Cl A*	42,000	3,110,100
EMC Corp.*	50,800	1,285,240
F5 Networks, Inc.*	29,800	2,895,070
Facebook, Inc., Cl A*	95,000	2,529,850
Google, Inc., Cl A*	3,500	2,482,795
LinkedIn Corp., Cl A*	18,200	2,089,724
MercadoLibre, Inc.(a)	29,800	2,341,386
Mitek Systems, Inc.*(a)	77,600	249,096
QUALCOMM, Inc.	32,600	2,021,852
Skyworks Solutions, Inc.*	40,200	816,060
VeriFone Systems, Inc.*	47,300	1,403,864
Zillow, Inc.*	40,700	1,129,425

		25,083,353

Telecommunication Services 1.2%
tw telecom, Inc.*	30,200	769,194

Total Common Stocks (Cost $36,816,610)		64,453,253

Short-Term Investment 2.1%
RidgeWorth Funds Securities Lending Joint Account(b)	1,366,841	1,366,841

Total Short-Term Investment (Cost $1,366,841)		1,366,841

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.17%(c)	99,003	99,003

Total Money Market Fund (Cost $99,003)		99,003

Total Investments (Cost $38,282,454) — 102.3%		65,919,097
Liabilities in Excess of Other Assets — (2.3)%		(1,512,325)

Net Assets — 100.0%		$64,406,772

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $1,333,851.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 98.3%
Australia 1.0%(a)
Australia & New Zealand Banking Group Ltd.	109,424	2,881,843

Austria 3.3%(a)
OMV AG	97,879	3,546,744
Raiffeisen Bank International AG(b)	91,979	3,826,236
Voestalpine AG	46,290	1,700,847

		9,073,827

Belgium 1.8%(a)
Anheuser-Busch InBev NV	56,986	4,962,601

Canada 0.2%
Potash Corp. of Saskatchewan, Inc.	15,988	650,552

France 16.5%
Arkema SA(a)	28,397	2,981,645
AXA SA(a)	251,059	4,507,959
BNP Paribas(a)	102,581	5,839,941
Cap Gemini SA(a)	48,260	2,110,290
Compagnie Generale de Geophysique-Veritas*(a)	65,265	1,983,162
Compagnie Generale des Etablissements Michelin(a)	17,800	1,705,576
Publicis Groupe SA(a)	63,602	3,826,495
Renault SA(a)	53,345	2,897,061
Sanofi-Aventis(a)	45,742	4,337,707
Schlumberger Ltd.	18,458	1,278,955
Total SA(a)	118,862	6,184,736
Valeo SA(a)	41,527	2,085,901
Vinci SA(a)	58,147	2,799,611
Vivendi SA(a)	125,954	2,848,568

		45,387,607

Germany 13.7%(a)
Adidas AG	32,940	2,939,868
BASF SE	56,806	5,371,569
Continental AG	16,641	1,939,563
Deutsche Lufthansa AG	157,814	2,983,359
Deutsche Post AG	182,638	4,022,692
Fresenius SE	22,949	2,640,703
Hannover Rueckversicherung AG	45,567	3,568,976
Infineon Technologies AG	190,454	1,551,523
Muenchener Rueckversicherungs AG	24,998	4,512,832
SAP AG	43,349	3,485,807
Siemens AG	43,469	4,753,361

		37,770,253

See Notes to Schedules of Portfolio Investments.

Hong Kong 2.4%(a)
China Mobile Ltd.	92,500	1,088,511
Digital China Holdings Ltd.	3,126,000	5,413,912

		6,502,423

Hungary 0.9%(a)
OTP Bank PLC	124,832	2,351,455

Indonesia 0.8%(a)
Bank Rakyat Indonesia Persero Tbk PT	2,919,000	2,117,017

Ireland 1.2%(a)
WPP PLC	228,746	3,341,791

Italy 0.5%(a)
Enel SpA	347,136	1,443,905

Japan 19.6%(a)
Astellas Pharma, Inc.	42,400	1,906,371
Daicel Corp.	353,000	2,335,567
Honda Motor Co. Ltd.	115,488	4,277,054
Isuzu Motors Ltd.	450,000	2,685,339
ITOCHU Corp.	628,580	6,643,523
JX Holdings, Inc.	352,400	1,989,568
Marubeni Corp.	484,000	3,472,814
Miraca Holdings, Inc.	33,455	1,348,931
Mitsubishi UFJ Financial Group, Inc.	995,802	5,388,398
Mitsui & Co. Ltd.	135,600	2,032,490
Nidec Corp.	34,000	1,985,560
Nippon Telegraph & Telephone Corp.	25,816	1,086,930
Sekisui Chemical Co. Ltd.	324,000	2,826,479
Sumitomo Corp.	465,244	5,968,985
Sumitomo Mitsui Financial Group, Inc.	126,505	4,597,418
Takata Corp.	71,177	1,456,927
Toyota Motor Corp.	86,600	4,043,884

		54,046,238

Luxembourg 0.8%(a)
AZ Electronic Materials SA	403,185	2,319,734

Netherlands 5.1%
ING Groep NV*(a)	368,638	3,501,317
Koninklijke Ahold NV(a)	283,994	3,808,077
LyondellBasell Industries NV, Cl A	55,798	3,185,508
Royal Dutch Shell PLC ADR	50,961	3,612,625

		14,107,527

Norway 2.3%(a)
Telenor ASA	181,061	3,686,732
Yara International ASA	51,959	2,590,604

		6,277,336

Singapore 0.9%(a)
Indofood Agri Resources Ltd.	2,157,000	2,383,900

South Korea 3.4%(a)
Celltrion, Inc.	71,147	1,737,395
Hyundai Motor Co.	10,942	2,255,628

See Notes to Schedules of Portfolio Investments.

Korea Electric Power Corp.*	158,570	4,502,616
Silicon Works Co. Ltd.	40,677	857,043

		9,352,682

Sweden 2.2%(a)
Swedbank AB, Cl A	195,116	3,833,126
Volvo AB, Cl B	165,759	2,285,671

		6,118,797

Switzerland 2.6%(a)
Roche Holding AG	15,487	3,131,179
Xstrata PLC	224,933	3,926,383

		7,057,562

Thailand 2.4%
Kasikornbank PCL(a)	185,900	1,182,976
Krung Thai Bank PCL, (Foreign Registered)	3,512,500	2,296,502
Siam Commercial Bank PCL, (Foreign Registered)	408,500	2,417,081
Siam Commercial Bank PCL(a)	103,000	614,664

		6,511,223

Turkey 2.0%(a)
Koc Holding AS	107,750	562,988
Tofas Turk Otomobil Fabrikasi AS	185,613	1,092,648
Turkiye Halk Bankasi AS	391,402	3,858,305

		5,513,941

United Kingdom 14.7%
AstraZeneca PLC(a)	102,176	4,842,090
Barclays PLC(a)	1,378,543	5,988,362
BP PLC SP ADR	76,536	3,186,959
British American Tobacco PLC(a)	113,579	5,773,783
BT Group PLC(a)	1,324,010	5,051,364
Rio Tinto PLC SP ADR(b)	90,031	5,229,901
Royal Dutch Shell PLC, Cl A(a)	85,593	2,970,950
Royal Dutch Shell PLC, Cl B(a)	63,631	2,270,119
SABMiller PLC(a)	75,851	3,520,329
Subsea 7 SA(a)	64,414	1,548,017

		40,381,874

Total Common Stocks (Cost $230,562,865)		270,554,088

Preferred Stocks 1.7%
Brazil 0.2%
Telefonica Brasil SA, 5.09%	23,406	560,143

Germany 1.5%(a)
Volkswagen AG, 1.71%	17,926	4,113,101

Total Preferred Stocks (Cost $3,460,175)		4,673,244

Short-Term Investment 3.2%
RidgeWorth Funds Securities Lending Joint Account(c)	8,904,575	8,904,575

Total Short-Term Investment (Cost $8,904,575)		8,904,575

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $242,927,615) — 103.2%	284,131,907
Liabilities in Excess of Other Assets — (3.2)%	(8,816,220)

Net Assets — 100.0%	$275,315,687

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)).
(b)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $8,618,297.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).

Investment Abbreviations

ADR	– American Depositary Receipt
PCL	– Public Company Limited
SP ADR	– Sponsored American Depositary Receipt

The investment concentrations for the International Equity Fund as a percentage of total investments by sector, as of December 31, 2012, were as follows:

Financials	22.3%
Consumer Discretionary	15.6
Industrials	13.2
Materials	10.7
Energy	10.1
Consumer Staples	7.2
Health Care	7.0
Information Technology	4.7
Telecommunication Services	4.0
Utilities	2.1
Short-Term Investment	3.1

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

International Equity Index Fund

	Shares	Value($)
Common Stocks 94.5%
Australia 5.5%
AGL Energy Ltd.(a)	8,395	134,959
ALS Ltd.(a)	5,471	62,410
Alumina Ltd.(a)	44,658	42,860
Amcor Ltd.(a)	22,262	188,153
AMP Ltd.(a)	51,520	261,328
Arrium Ltd.(a)	23,719	23,117
Asciano Ltd.(a)	20,442	100,002
ASX Ltd.(a)	3,197	104,332
Aurizon Holdings Ltd.(a)	30,731	120,846
Australia & New Zealand Banking Group Ltd.(a)	51,969	1,368,681
Bendigo and Adelaide Bank Ltd.(a)	6,815	60,709
BGP Holdings PLC*(a)(b)	737,041	—
BHP Billiton Ltd.(a)	62,500	2,440,027
BlueScope Steel Ltd.*(a)	5,529	20,223
Boral Ltd.(a)	13,109	60,150
Brambles Ltd.(a)	26,242	208,080
Caltex Australia Ltd.(a)	2,496	50,343
Coca-Cola Amatil Ltd.(a)	10,214	143,541
Cochlear Ltd.(a)	1,035	85,801
Commonwealth Bank of Australia(a)	30,947	2,015,466
Computershare Ltd.(a)	8,044	75,884
Crown Ltd.(a)	8,166	91,263
CSL Ltd.(a)	10,019	565,645
Dexus Property Group REIT(a)	88,634	94,138
Echo Entertainment Group Ltd.(a)	9,643	34,827
Fairfax Media Ltd.(a)(c)	40,703	21,752
Fortescue Metals Group Ltd.(a)	22,683	113,039
Goodman Group(a)	20,667	94,170
GPT Group REIT(a)	28,357	109,151
Harvey Norman Holdings Ltd.(a)	9,637	19,184
Iluka Resources Ltd.(a)	7,414	71,649
Incitec Pivot Ltd.(a)	29,024	98,954
Insurance Australia Group Ltd.(a)	38,297	188,626
Leighton Holdings Ltd.(a)	2,750	51,912
Lend Lease Group(a)	9,721	94,933
Lynas Corp. Ltd.*(a)(c)	31,085	19,157
Macquarie Group Ltd.(a)	6,244	233,907
Metcash Ltd.(a)	13,902	48,194
Mirvac Group REIT(a)	62,228	96,842
National Australia Bank Ltd.(a)	40,719	1,071,035
Newcrest Mining Ltd.(a)	14,037	328,363
Orica Ltd.(a)	6,628	174,357

See Notes to Schedules of Portfolio Investments.

Origin Energy Ltd.(a)	19,241	236,524
OZ Minerals Ltd.(a)	5,888	41,814
Paladin Energy Ltd.*(a)	12,664	13,982
Qantas Airways Ltd.*(a)	20,698	32,411
QBE Insurance Group Ltd.(a)	19,015	217,872
Ramsay Health Care Ltd.(a)	2,360	67,312
Rio Tinto Ltd.(a)	7,918	556,707
Santos Ltd.(a)	15,677	183,682
Shopping Centres Australasia Property Group REIT*	4,402	6,857
Sims Metal Management Ltd.(a)	3,003	29,674
Sonic Healthcare Ltd.(a)	6,706	93,606
SP Ausnet(a)	25,320	29,425
Stockland REIT(a)	43,412	160,517
Suncorp Group Ltd.(a)	23,343	249,276
Sydney Airport(a)	7,726	27,215
TABCORP Holdings Ltd.(a)	12,477	39,852
Tatts Group Ltd.(a)	23,383	73,651
Telstra Corp. Ltd.(a)	80,387	366,301
Toll Holdings Ltd.(a)	12,013	57,577
Transurban Group(a)	24,238	154,071
Wesfarmers Ltd.(a)	15,610	602,251
Wesfarmers Ltd. PPS(a)	2,771	109,958
Westfield Group REIT(a)	40,007	441,831
Westfield Retail Trust REIT(a)	53,463	168,673
Westpac Banking Corp.(a)	59,131	1,620,176
Woodside Petroleum Ltd.(a)	11,415	406,774
Woolworths Ltd.(a)	22,013	675,322
WorleyParsons Ltd.(a)	3,524	86,806

		17,938,127

Austria 1.6%(a)
Andritz AG	12,213	784,792
Erste Group Bank AG*	36,371	1,156,401
Immofinanz AG*	138,014	581,009
OMV AG	24,296	880,390
Raiffeisen Bank International AG(c)	7,211	299,971
Telekom Austria AG	37,656	285,930
Verbund AG	9,853	244,724
Vienna Insurance Group	5,615	299,694
Voestalpine AG	19,065	700,511

		5,233,422

Belgium 2.1%(a)
Ageas	12,956	382,814
Anheuser-Busch InBev NV	41,763	3,636,913
Belgacom SA(c)	8,954	263,351
Colruyt SA	4,452	220,753
Delhaize Group SA	6,039	243,244
Dexia SA*(c)	36,469	3,364
Groupe Bruxelles Lambert SA	4,241	338,246
KBC Groep NV	9,320	324,823
Mobistar SA	1,759	45,215

See Notes to Schedules of Portfolio Investments.

Solvay SA	3,097	450,651
Telenet Group Holding NV	3,015	142,540
UCB SA	5,917	338,975
Umicore	6,660	368,784

		6,759,673

Cayman Islands 0.1%(a)
Sands China Ltd.	24,487	109,634
Veripos, Inc*	1,727	6,819
Wynn Macau Ltd.*(c)	16,616	45,755

		162,208

Denmark 1.3%(a)
A.P. Moller - Maersk A/S, Cl B	49	371,060
A.P. Moller - Maersk A/S, Cl A	21	149,568
Carlsberg A/S, Cl B	3,629	357,516
Coloplast A/S, Cl B	3,990	195,670
Danske Bank A/S*	20,755	352,507
DSV A/S	7,391	191,223
Novo Nordisk A/S, Cl B	12,977	2,113,131
Novozymes A/S, Cl B	8,072	229,137
Pandora A/S	2,095	46,480
TDC A/S	12,949	91,745
Tryg A/S	882	66,754
William Demant Holding A/S*	811	69,674

		4,234,465

Finland 0.9%(a)
Elisa Oyj	3,970	88,014
Fortum Oyj	16,784	314,212
Kesko Oyj, Cl B	1,879	61,688
Kone Oyj, Cl B	5,976	441,983
Metso Oyj	3,535	150,915
Neste Oil Oyj	3,631	47,073
Nokia Oyj(c)	141,095	557,566
Nokian Renkaat Oyj	2,989	119,731
Orion Oyj, Cl B	2,598	76,493
Outokumpu Oyj*	4,328	4,595
Pohjola Bank PLC	3,856	57,738
Rautaruukki Oyj	2,341	18,522
Sampo Oyj, Cl A	15,995	518,009
Sanoma Oyj(c)	2,280	22,404
Stora Enso Oyj	16,081	112,557
UPM-Kymmene Oyj	14,422	169,671
Wartsila Oyj	4,626	201,397

		2,962,568

France 10.1%(a)
Accor SA	4,564	162,784
Aeroports de Paris	1,080	83,617
Air France-KLM*(c)	4,289	40,215
Air Liquide SA	1,503	189,886
Air Liquide SA	9,401	1,179,462

See Notes to Schedules of Portfolio Investments.

Air Liquide SA(b)	2,824	354,303
Alcatel-Lucent*(c)	72,190	97,331
Alstom	6,347	255,682
Arkema SA	1,735	182,173
Atos Origin SA	1,571	110,326
AXA SA	53,598	962,394
BNP Paribas	32,080	1,826,316
Bouygues SA	7,426	220,976
Bureau Veritas SA	1,743	195,442
Cap Gemini SA	4,635	202,677
Carrefour SA	18,135	466,928
Casino Guichard-Perrachon SA	1,736	166,278
Christian Dior SA	1,715	292,329
CNP Assurances	4,588	70,622
Compagnie de Saint - Gobain	12,469	535,467
Compagnie Generale d’Optique Essilor International SA	6,285	633,888
Compagnie Generale de Geophysique-Veritas*	4,412	134,064
Compagnie Generale des Etablissements Michelin	5,434	520,680
Credit Agricole SA*	30,354	247,205
Danone SA	18,193	1,202,362
Dassault Systemes SA	1,851	206,955
Edenred	4,952	153,157
Electricite de France	7,495	138,886
Eramet	165	24,454
Eurazeo	1,010	48,901
European Aeronautic Defence and Space Co.	12,641	498,324
Eutelsat Communications	3,101	103,140
Fonciere Des Regions	867	72,961
France Telecom SA	58,304	646,814
GDF SUEZ	38,560	794,184
Gecina SA	688	77,911
Groupe Eurotunnel SA	16,340	126,974
ICADE REIT	731	65,265
Iliad SA	598	102,753
Imerys	1,063	68,179
JCDecaux SA	2,086	49,791
Klepierre	3,268	130,620
L’Oreal SA	7,470	1,039,394
Lagardere SCA	3,723	125,226
Legrand SA	6,255	265,438
LVMH Moet Hennessy Louis Vuitton SA	8,575	1,582,578
Metropole Television SA	1,825	28,689
Natixis	27,402	93,663
Pernod-Ricard SA	7,068	820,036
Peugeot SA*(c)	4,680	34,152
PPR	2,381	447,177
Publicis Groupe SA	5,898	354,842
Remy Cointreau SA	753	82,366
Renault SA	5,976	324,545
Safran SA	7,610	329,566
Sanofi-Aventis	39,416	3,737,813

See Notes to Schedules of Portfolio Investments.

Schneider Electric SA	17,438	1,277,172
Scor SE	5,276	142,602
Societe BIC SA	905	108,480
Societe Generale*	23,206	882,349
Societe Lafarge(b)	6,229	396,546
Sodexo	2,931	247,665
Suez Environnement SA	8,307	100,206
Technip SA	3,029	350,261
Thales SA	3,120	108,709
Total SA	70,974	3,692,984
Unibail-Rodamco	2,854	692,104
Vallourec SA	3,455	181,360
Veolia Environnement SA	10,802	130,953
Vinci SA	13,814	665,104
Vivendi SA	39,789	899,865
Wendel SA	1,018	104,937
Zodiac Aerospace	1,139	126,100

		33,015,558

Germany 12.7%(a)
Adidas AG	9,768	871,786
Allianz SE	21,148	2,947,967
Axel Springer AG	1,883	80,611
BASF SE	42,439	4,013,027
Bayer AG	38,742	3,694,508
Bayerische Motoren Werke AG	15,216	1,480,684
Beiersdorf AG	4,744	388,442
Brenntag AG	2,521	332,130
Celesio AG	4,074	70,566
Commerzbank AG*	172,423	330,320
Continental AG	3,721	433,695
Daimler AG	42,850	2,359,131
Deutsche Bank AG	43,979	1,934,847
Deutsche Boerse AG	9,282	569,191
Deutsche Lufthansa AG	10,883	205,735
Deutsche Post AG	39,759	875,712
Deutsche Telekom AG	132,126	1,503,977
E.ON AG	83,990	1,575,318
Fraport AG	1,734	101,155
Fresenius Medical Care AG	9,135	630,425
Fresenius SE	5,285	608,136
GEA Group AG	7,979	259,443
Hannover Rueckversicherung AG	2,815	220,481
Heidelberg Cement AG	6,607	404,294
Henkel AG & Co. KGaA	6,157	422,561
Hochtief AG*	1,977	115,642
Hugo Boss AG	1,240	131,781
Infineon Technologies AG	51,853	422,418
K+S AG	8,031	372,990
Kabel Deutschland Holding AG	3,435	258,537
Lanxess AG	3,891	343,106
Linde AG	8,758	1,532,196

See Notes to Schedules of Portfolio Investments.

MAN SE	2,152	231,169
Merck KGaA	3,075	405,269
Metro AG	6,109	169,716
Muenchener Rueckversicherungs AG	8,499	1,534,305
RWE AG	23,522	975,633
Salzgitter AG	1,835	96,170
SAP AG	43,145	3,469,403
Siemens AG	38,272	4,185,066
Suedzucker AG	3,107	127,533
ThyssenKrupp AG	15,437	364,507
United Internet AG	5,274	114,051
Volkswagen AG	1,350	292,865
Wacker Chemie AG(c)	727	47,819

		41,504,318

Greece 1.5%(a)
Alpha Bank AE*	3,002	5,824
Coca-Cola Hellenic Bottling Co. SA*	152,322	3,579,263
National Bank of Greece SA*	2,244	3,881
OPAP SA	168,700	1,209,680

		4,798,648

Guernsey 0.0%(a)(d)
Resolution Ltd.	17,938	72,980

Hong Kong 1.0%(a)
AIA Group Ltd.	76,681	304,143
ASM Pacific Technology Ltd.(c)	2,140	26,273
Bank of East Asia Ltd.	15,430	60,122
BOC Hong Kong Holdings Ltd.	37,028	116,482
Cathay Pacific Airways Ltd.	12,843	23,888
Cheung Kong (Holdings) Ltd.	14,239	221,550
Cheung Kong Infrastructure Holdings Ltd.	5,854	36,160
CLP Holdings Ltd.	19,366	163,086
Esprit Holdings Ltd.(c)	12,201	17,332
Foxconn International Holdings Ltd.*	22,624	11,127
Galaxy Entertainment Group Ltd.*	13,803	55,256
Hang Lung Group Ltd.	10,503	60,493
Hang Lung Properties Ltd.	24,935	100,349
Hang Seng Bank Ltd.	7,624	117,691
Henderson Land Development Co. Ltd.	12,358	88,474
HKT Trust / HKT Ltd.	2,296	2,255
Hong Kong & China Gas Co. Ltd. (The)	51,828	141,725
Hong Kong Electric Holdings Ltd.	14,700	126,310
Hong Kong Exchanges & Clearing Ltd.	10,339	178,928
Hopewell Holdings Ltd.	6,081	26,366
Hutchison Whampoa Ltd.	21,113	223,733
Hysan Development Co. Ltd.	7,257	35,337
Kerry Properties Ltd.	7,507	39,389
Li & Fung Ltd.	57,707	104,436
Lifestyle International Holdings Ltd.	6,393	15,814
Link REIT (The)	22,576	113,209
MTR Corp.	14,621	57,936

See Notes to Schedules of Portfolio Investments.

New World Development Ltd.	36,251	57,487
Newton Resources Ltd.*	391	48
Noble Group Ltd.	61,598	59,511
NWS Holdings Ltd.	14,372	24,427
Orient Overseas International Ltd.	3,031	20,030
PCCW Ltd.	41,824	18,541
Shangri-La Asia Ltd.	16,968	34,181
Sino Land Co. Ltd.	29,602	53,894
SJM Holdings Ltd.	18,210	42,977
Sun Hung Kai Properties Ltd.	14,664	223,148
Swire Pacific Ltd.	7,632	95,468
Swire Properties Ltd.	4,992	16,813
Wharf Holdings Ltd. (The)	16,197	129,192
Wheelock & Co. Ltd.	11,192	56,945
Wing Hang Bank Ltd.	2,364	24,932
Yue Yuen Industrial (Holdings) Ltd.	8,044	27,207

		3,352,665

Ireland 0.9%
CRH PLC(a)	56,848	1,156,067
Elan Corp. PLC*(a)	39,981	409,950
Experian PLC(a)	12,467	200,929
Irish Bank Resolution Corp. Ltd.*(a)(c)	8,839	—
Irish Bank Resolution Corp. Ltd.*(a)(b)	131,459	—
James Hardie Industries SE(a)	7,824	75,751
Kerry Group PLC, Cl A(a)	11,939	630,629
Prothena Corp. PLC*	975	7,147
Ryanair Holdings PLC(a)	15,304	96,283
WPP PLC(a)	15,987	233,557

		2,810,313

Israel 0.8%
Bank Hapoalim BM*(a)	40,138	172,210
Bank Leumi Le-Israel BM*(a)	45,258	154,050
Bezeq Israeli Telecommunication Corp. Ltd.(a)	64,124	74,275
Cellcom Israel Ltd.(a)	2,034	16,978
Delek Group Ltd.(a)	179	42,121
Elbit Systems Ltd.(a)	902	36,193
Israel Chemicals Ltd.(a)	16,574	199,603
Israel Corp. Ltd. (The)(a)	89	58,543
Mellanox Technologies Ltd.*(a)	1,382	85,603
Mizrahi Tefahot Bank Ltd.*(a)	4,631	48,027
NICE Systems Ltd.*(a)	2,362	79,111
Partner Communications Co. Ltd.	3,171	19,076
Teva Pharmaceutical Industries Ltd.(a)	40,286	1,497,006
Teva Pharmaceutical Industries Ltd. SP ADR	2,682	100,146

		2,582,942

Italy 8.2%(a)
A2A SpA	3,339	1,935
Assicurazioni Generali SpA	133,531	2,440,239
Atlantia SpA	38,192	693,512
Autogrill SpA	10,298	118,988

See Notes to Schedules of Portfolio Investments.

Banca Monte dei Paschi di Siena SpA*(c)	479,628	143,455
Banco Popolare Scarl*	163,170	271,704
Enel Green Power SpA	160,915	299,747
Enel SpA	760,444	3,163,052
Eni SpA	288,099	7,057,711
Exor SpA	5,759	145,138
Fiat Industrial SpA	100,185	1,097,584
Fiat SpA*(c)	103,442	521,080
Finmeccanica SpA*	36,688	212,321
Intesa Sanpaolo SpA	1,138,089	1,968,110
Intesa Sanpaolo SpA - RSP	85,768	121,813
Luxottica Group SpA	13,494	556,962
Mediaset SpA	64,764	134,550
Mediobanca SpA	48,930	302,242
Pirelli & C SpA	21,321	245,654
Prysmian SpA	23,455	468,185
Saipem SpA	30,934	1,204,971
Snam Rete Gas SpA	183,941	858,556
Telecom Italia SpA	1,069,223	969,856
Telecom Italia SpA	689,331	548,631
Terna SpA	147,442	590,026
UniCredit SpA*	465,628	2,292,963
Unione di Banche Italiane ScpA	97,790	456,004

		26,884,989

Japan 21.0%
ABC-Mart, Inc.(a)	1,123	48,890
ADVANTEST Corp.(a)	5,156	81,429
AEON Co. Ltd.(a)	17,705	202,342
AEON Credit Service Co. Ltd.(a)	2,894	58,559
AEON Mall Co. Ltd.(a)	2,744	67,505
Air Water, Inc.(a)	6,830	87,416
Aisin Seiki Co. Ltd.(a)	6,617	206,630
Ajinomoto Co., Inc.(a)	19,926	263,670
Alfresa Holdings Corp.(a)	1,429	55,856
All Nippon Airways Co. Ltd.(a)(c)	30,235	63,521
Amada Co. Ltd.(a)	13,807	89,843
Aozora Bank Ltd.(a)	20,660	63,524
Asahi Breweries Ltd.(a)	11,421	243,184
Asahi Glass Co. Ltd.(a)	35,262	257,469
Asahi Kasei Corp.(a)	38,287	226,395
ASICS Corp.(a)	5,221	79,759
Astellas Pharma, Inc.(a)	13,129	590,301
Bank of Kyoto Ltd. (The)(a)	12,469	105,601
Bank of Yokohama Ltd. (The)(a)	37,660	175,104
Benesse Holdings, Inc.(a)	2,486	103,458
Bridgestone Corp.(a)	19,294	502,253
Brother Industries Ltd.(a)	8,498	91,485
Canon, Inc.(a)	33,305	1,290,893
Casio Computer Co. Ltd.(a)(c)	8,395	73,685
Central Japan Railway Co.(a)	4,500	365,217
Chiba Bank Ltd. (The)(a)	22,999	134,732

See Notes to Schedules of Portfolio Investments.

Chiyoda Corp.(a)	7,179	102,840
Chubu Electric Power Co., Inc.(a)	19,150	255,552
Chugai Pharmaceutical Co. Ltd.(a)	7,763	148,740
Chugoku Bank Ltd. (The)(a)	6,135	85,631
Chugoku Electric Power Co., Inc. (The)(a)	10,589	166,631
Chuo Mitsui Trust Holdings, Inc.(a)	91,910	323,827
Citizen Holdings Co. Ltd.(a)	9,186	48,524
Coca-Cola West Co. Ltd.(a)	2,185	33,737
Cosmo Oil Co. Ltd.(a)	21,080	47,211
Credit Saison Co. Ltd.(a)	5,225	130,691
Dai Nippon Printing Co. Ltd.(a)	21,230	166,474
Dai-ichi Life Insurance Co. Ltd. (The)(a)	251	353,172
Daicel Corp.(a)	11,771	77,881
Daido Steel Co. Ltd.(a)	10,950	55,525
Daihatsu Motor Co. Ltd.(a)	7,899	157,371
Daiichi Sankyo Co. Ltd.(a)	19,674	302,039
Daikin Industries Ltd.(a)	7,885	270,843
Dainippon Sumitomo Pharma Co. Ltd.(a)	5,483	65,871
Daito Trust Construction Co. Ltd.(a)	2,163	204,425
Daiwa House Industry Co. Ltd.(a)	16,232	279,073
Daiwa Securities Group, Inc.(a)	49,323	275,175
DeNa Co. Ltd.(a)	3,563	117,539
Denki Kagaku Kogyo Kabushiki Kaisha(a)	18,384	62,943
DENSO Corp.(a)	14,493	504,707
Dentsu, Inc.(a)	6,319	169,259
East Japan Railway Co.(a)	9,972	644,830
Eisai Co. Ltd.(a)	7,477	312,111
Electric Power Development Co. Ltd.(a)	4,220	100,089
Elpida Memory, Inc.*(a)	7,744	89
FamilyMart Co. Ltd.(a)	2,262	93,190
FANUC Ltd.(a)	5,724	1,064,947
Fast Retailing Co. Ltd.(a)	1,654	422,119
Fuji Electric Holdings Co. Ltd.(a)	21,146	52,028
Fuji Heavy Industries Ltd.(a)	21,518	271,349
FUJIFILM Holdings Corp.(a)	13,693	275,501
Fujitsu Ltd.(a)	55,204	231,524
Fukuoka Financial Group, Inc.(a)	29,254	117,156
Furukawa Electric Co. Ltd.*(a)	21,334	47,983
Gree, Inc.(a)(c)	3,298	51,183
GS Yuasa Corp.(a)(c)	13,321	53,708
Gunma Bank Ltd. (The)(a)	14,490	70,893
Hachijuni Bank Ltd. (The)(a)	16,268	81,617
Hakuhodo DY Holdings, Inc.(a)	808	52,287
Hamamatsu Photonics K.K.(a)	2,420	87,988
Hankyu Hanshin Holdings, Inc.(a)	33,000	170,621
Hino Motors Ltd.(a)	10,909	98,604
Hirose Electric Co. Ltd.(a)	1,295	155,062
Hiroshima Bank Ltd. (The)(a)	713	2,990
Hisamitsu Pharmaceutical Co., Inc.(a)	2,180	108,499
Hitachi Chemical Co. Ltd.(a)	3,686	55,560
Hitachi Construction Machinery Co. Ltd.(a)	3,793	79,770

See Notes to Schedules of Portfolio Investments.

Hitachi High-Technologies Corp.(a)	2,138	44,243
Hitachi Ltd.(a)	134,314	790,371
Hitachi Metals Ltd.(a)	7,549	64,377
Hokkaido Electric Power Co., Inc.(a)	6,612	80,268
Hokuriku Electric Power Co.(a)	6,346	75,312
Honda Motor Co. Ltd.(a)	48,511	1,796,587
Hoya Corp.(a)	12,860	253,392
Ibiden Co. Ltd.(a)	4,334	69,353
Idemitsu Kosan Co. Ltd.(a)	924	80,516
IHI Corp.(a)	47,016	121,917
Inpex Corp.(a)	66	352,992
Isetan Mitsukoshi Holdings Ltd.(a)	13,183	129,014
Isuzu Motors Ltd.(a)	35,565	212,231
ITOCHU Corp.(a)	42,719	451,501
Itochu Techno-Solutions Corp.(a)	1,155	47,561
Iyo Bank Ltd. (The)(a)	10,423	82,622
J. Front Retailing Co. Ltd.(a)	17,755	98,405
Japan Petroleum Exploration Co.(a)	1,122	39,626
Japan Prime Realty Investment Corp. REIT(a)	24	69,365
Japan Real Estate Investment Corp. REIT(a)	18	177,338
Japan Retail Fund Investment Corp. REIT(a)	57	104,781
Japan Steel Works Ltd. (The)(a)	12,640	82,349
Japan Tobacco, Inc.(a)	26,000	734,483
JFE Holdings, Inc.(a)	13,644	257,144
JGC Corp.(a)	6,708	209,031
Joyo Bank Ltd. (The)(a)	22,592	107,341
JS Group Corp.(a)	7,812	174,251
JSR Corp.(a)	6,357	121,340
JTEKT Corp.(a)	7,746	73,846
Jupiter Telecommunications Co. Ltd.(a)	63	78,118
JX Holdings, Inc.(a)	66,707	376,612
Kajima Corp.(a)	30,502	100,922
Kamigumi Co. Ltd.(a)	10,563	84,280
Kaneka Corp.(a)	11,076	56,041
Kansai Electric Power Co., Inc. (The)(a)	21,917	230,175
Kansai Paint Co. Ltd.(a)	9,377	101,055
Kao Corp.(a)	14,739	384,062
Kawasaki Heavy Industries Ltd.(a)	50,674	137,809
Kawasaki Kisen Kaisha Ltd.*(a)(c)	26,829	41,199
KDDI Corp.(a)	7,700	544,369
Keikyu Corp.(a)	17,975	159,575
Keio Corp.(a)	21,210	158,123
Keisei Electric Railway Co. Ltd.(a)	10,824	91,342
Keyence Corp.(a)	1,286	356,639
Kikkoman Corp.(a)	7,267	103,767
Kinden Corp.(a)	6,098	39,739
Kintetsu Corp.(a)(c)	48,601	199,153
Kirin Holdings Co. Ltd.(a)	26,518	312,011
Kobe Steel Ltd.*(a)	88,382	112,928
Koito Manufacturing Co. Ltd.(a)	4,484	65,395
Komatsu Ltd.(a)	26,941	691,316

See Notes to Schedules of Portfolio Investments.

Konami Corp.(a)	3,316	74,674
Konica Minolta Holdings, Inc.(a)	17,381	125,079
Kubota Corp.(a)	33,348	383,415
Kuraray Co. Ltd.(a)	12,002	157,336
Kurita Water Industries Ltd.(a)	4,131	90,721
Kyocera Corp.(a)	4,669	423,316
Kyowa Hakko Kirin Co. Ltd.(a)	11,038	108,892
Kyushu Electric Power Co., Inc.(a)	14,561	166,013
Lawson, Inc.(a)	2,110	143,132
Mabuchi Motor Co. Ltd.(a)	1,073	45,757
Makita Corp.(a)	4,100	190,463
Marubeni Corp.(a)	49,541	355,468
Marui Group Co. Ltd.(a)	7,794	62,264
Maruichi Steel Tube Ltd.(a)	1,762	40,609
Mazda Motor Corp.*(a)	53,162	109,105
McDonald’s Holdings Co. (Japan) Ltd.(a)(c)	2,425	63,991
Medipal Holdings Corp.(a)	5,120	56,767
Meiji Holdings Co. Ltd.(a)	2,508	108,766
Miraca Holdings, Inc.(a)	2,093	84,391
Mitsubishi Chemical Holdings Corp.(a)	39,651	197,524
Mitsubishi Corp.(a)	41,063	790,584
Mitsubishi Electric Corp.(a)	57,627	490,657
Mitsubishi Estate Co. Ltd.(a)	36,440	872,399
Mitsubishi Gas Chemical Co., Inc.(a)	14,246	87,383
Mitsubishi Heavy Industries Ltd.(a)	90,624	438,369
Mitsubishi Logistics Corp.(a)	5,298	76,022
Mitsubishi Materials Corp.(a)	41,417	141,591
Mitsubishi Motors Corp.*(a)	136,041	140,652
Mitsubishi Tanabe Pharma Corp.(a)	7,766	101,282
Mitsubishi UFJ Financial Group, Inc.(a)	380,624	2,059,600
Mitsubishi UFJ Lease & Finance Co. Ltd.(a)	2,044	87,925
Mitsui & Co. Ltd.(a)	51,169	766,965
Mitsui Chemicals, Inc.(a)	29,183	76,053
Mitsui Fudosan Co. Ltd.(a)	25,236	617,350
Mitsui O.S.K. Lines Ltd.(a)	41,908	124,842
Mizuho Financial Group, Inc.(a)	660,013	1,210,124
MS&AD Insurance Group Holdings, Inc.(a)	15,055	300,452
Murata Manufacturing Co. Ltd.(a)	6,186	364,921
Nabtesco Corp.(a)	3,354	74,916
Namco Bandai Holdings, Inc.(a)	6,903	89,478
NEC Corp.*(a)	93,648	197,535
NGK Insulators Ltd.(a)	10,762	127,666
NGK Spark Plug Co. Ltd.(a)	7,568	100,816
NHK Spring Co. Ltd.(a)	5,213	42,955
Nidec Corp.(a)	3,339	194,994
Nikon Corp.(a)	10,132	299,141
Nintendo Co. Ltd.(a)	3,251	347,133
Nippon Building Fund, Inc. REIT(a)	21	217,240
Nippon Electric Glass Co. Ltd.(a)	14,541	82,796
Nippon Express Co. Ltd.(a)	31,069	128,385
Nippon Meat Packers, Inc.(a)	8,001	110,910

See Notes to Schedules of Portfolio Investments.

Nippon Paper Group, Inc.(a)(c)	3,520	48,908
Nippon Sheet Glass Co. Ltd.(a)	32,197	42,569
Nippon Steel Corp.(a)	240,450	592,029
Nippon Telegraph & Telephone Corp.(a)	12,684	534,034
Nippon Yusen Kabushiki Kaisha(a)	52,966	124,673
Nishi-Nippon City Bank Ltd. (The)(a)	24,627	61,108
Nissan Motor Co. Ltd.(a)	70,418	668,187
Nisshin Seifun Group, Inc.(a)	7,238	90,577
Nisshin Steel Holdings Co. Ltd.*	2,528	23,052
Nissin Foods Holdings Co. Ltd.(a)	2,107	79,936
Nitori Holdings Co. Ltd.(a)	1,362	99,789
Nitto Denko Corp.(a)	4,946	243,584
NKSJ Holdings, Inc.(a)	11,000	235,940
NOK Corp.(a)	3,640	56,999
Nomura Holdings, Inc.(a)	108,584	642,740
Nomura Real Estate Holdings, Inc.(a)	3,359	64,232
Nomura Real Estate Office Fund, Inc. REIT(a)	11	63,366
Nomura Research Institute Ltd.(a)	3,508	73,074
NSK Ltd.(a)	16,323	116,149
NTN Corp.(a)	17,962	48,684
NTT Data Corp.(a)	45	140,860
NTT DoCoMo, Inc.(a)	443	638,593
NTT Urban Development Corp.(a)	42	40,737
Obayashi Corp.(a)	22,583	127,325
Odakyu Electric Railway Co. Ltd.(a)	19,207	199,834
OJI Paper Co. Ltd.(a)	30,651	105,726
Olympus Corp.*(a)	7,384	143,255
Omron Corp.(a)	7,100	170,424
Ono Pharmaceutical Co. Ltd.(a)	2,455	125,412
Oracle Corp. Japan(a)	1,485	61,862
Oriental Land Co. Ltd.(a)	1,538	186,258
ORIX Corp.(a)	3,090	349,042
Osaka Gas Co. Ltd.(a)	56,408	204,892
Otsuka Corp.(a)	742	56,140
Otsuka Holdings Co. Ltd.(a)	8,895	250,583
Panasonic Corp.(a)(c)	63,844	390,178
Rakuten, Inc.(a)	21,400	166,887
Resona Holdings, Inc.(a)	52,739	241,142
Ricoh Co. Ltd.(a)(c)	20,418	216,726
Rinnai Corp.(a)	1,300	88,327
Rohm Co. Ltd.(a)	3,487	113,989
Sankyo Co. Ltd.(a)	2,048	81,265
Sanrio Co. Ltd.(a)(c)	1,700	54,237
Santen Pharmaceutical Co. Ltd.(a)	2,765	106,212
SBI Holdings, Inc.(a)(c)	7,140	63,827
Secom Co. Ltd.(a)	6,366	320,733
Sega Sammy Holdings, Inc.(a)	5,830	98,406
Seiko Epson Corp.(a)(c)	4,656	37,978
Sekisui Chemical Co. Ltd.(a)	16,187	141,211
Sekisui House Ltd.(a)	16,975	185,871
Seven & I Holdings Co. Ltd.(a)	21,858	616,193

See Notes to Schedules of Portfolio Investments.

Seven Bank Ltd.(a)	18,500	48,799
Sharp Corp.(a)(c)	34,876	122,862
Shikoku Electric Power Co., Inc.(a)	6,545	104,414
Shimadzu Corp.(a)	9,922	67,705
Shimamura Co. Ltd.(a)	930	90,373
Shimano, Inc.(a)	2,262	144,843
Shimizu Corp.(a)	20,779	78,111
Shin-Etsu Chemical Co. Ltd.(a)	11,964	730,163
Shinsei Bank Ltd.(a)	49,015	98,105
Shionogi & Co. Ltd.(a)	10,653	177,520
Shiseido Co. Ltd.(a)	12,603	177,897
Shizuoka Bank Ltd. (The)(a)	17,227	168,275
Showa Denko Kabushiki Kaisha(a)(c)	51,496	78,708
Showa Shell Sekiyu Kabushiki Kaisha(a)	6,569	37,209
SMC Corp.(a)	1,715	311,537
Softbank Corp.(a)	26,145	957,984
Sojitz Corp.(a)	45,090	66,667
Sony Corp.(a)(c)	29,693	333,020
Sony Financial Holdings, Inc.(a)	6,301	113,281
Square Enix Holdings Co. Ltd.(a)	2,179	27,719
Stanley Electric Co. Ltd.(a)	5,090	72,345
Sumco Corp.*(a)	4,201	41,323
Sumitomo Chemical Co. Ltd.(a)	55,076	173,569
Sumitomo Corp.(a)	31,968	410,143
Sumitomo Electric Industries Ltd.(a)	22,185	256,432
Sumitomo Heavy Industries Ltd.(a)	20,687	99,143
Sumitomo Metal Mining Co. Ltd.(a)	16,703	235,777
Sumitomo Mitsui Financial Group, Inc.(a)	38,816	1,410,643
Sumitomo Realty & Development Co. Ltd.(a)	11,736	390,971
Sumitomo Rubber Industries Ltd.(a)	6,068	73,376
Suruga Bank Ltd.(a)	7,451	91,640
Suzuken Co. Ltd.(a)	2,664	75,053
Suzuki Motor Corp.(a)	11,999	313,993
Sysmex Corp.(a)	2,632	121,200
T&D Holdings, Inc.(a)	17,000	206,979
Taisei Corp.(a)	36,704	122,051
Taisho Pharmaceutical Holdings Co. Ltd.(a)	1,400	96,156
Taiyo Nippon Sanso Corp.(a)	11,064	63,654
Takashimaya Co. Ltd.(a)	10,513	74,811
Takeda Pharmaceutical Co. Ltd.(a)	23,178	1,035,941
TDK Corp.(a)(c)	3,668	133,577
Teijin Ltd.(a)	33,202	82,685
Terumo Corp.(a)	4,555	180,879
THK Co. Ltd.(a)	4,248	76,403
Tobu Railway Co. Ltd.(a)	34,830	184,709
Toho Co. Ltd.(a)	4,141	72,884
Toho Gas Co. Ltd.(a)	14,843	79,595
Tohoku Electric Power Co., Inc.*(a)	16,513	153,976
Tokio Marine Holdings, Inc.(a)	20,915	582,676
Tokyo Electric Power Co., Inc. (The)*(a)	53,059	127,875
Tokyo Electron Ltd.(a)	5,085	234,526

See Notes to Schedules of Portfolio Investments.

Tokyo Gas Co. Ltd.(a)	73,126	334,117
Tokyu Corp.(a)	40,940	230,645
Tokyu Land Corp.(a)	15,984	117,116
TonenGeneral Sekiyu Kabushiki Kaisha(a)	11,223	97,054
Toppan Printing Co. Ltd.(a)	21,351	132,357
Toray Industries, Inc.(a)	45,003	276,454
Toshiba Corp.(a)	112,922	446,970
Tosoh Corp.(a)	18,787	45,202
TOTO Ltd.(a)	11,861	89,172
Toyo Seikan Kaisha Ltd.(a)	5,473	73,751
Toyo Suisan Kaisha Ltd.(a)	4,080	108,706
Toyoda Gosei Co. Ltd.(a)	2,228	45,288
Toyota Boshoku Corp.(a)	2,277	26,400
Toyota Industries Corp.(a)	4,906	156,629
Toyota Motor Corp.(a)	81,026	3,783,600
Toyota Tsusho Corp.(a)	7,375	182,035
Trend Micro, Inc.(a)	3,619	109,348
Tsumura & Co.(a)	2,080	62,880
Ube Industries Ltd.(a)	35,321	84,849
Uni-Charm Corp.(a)	3,552	184,578
Ushio, Inc.(a)	3,650	40,025
USS Co. Ltd.(a)	774	80,596
West Japan Railway Co.(a)	5,000	196,983
Yahoo Japan Corp.(a)	513	166,107
Yakult Honsha Co. Ltd.(a)	3,510	153,745
Yamada Denki Co. Ltd.(a)	2,849	110,117
Yamaguchi Financial Group, Inc.(a)	8,991	79,403
Yamaha Corp.(a)	5,511	58,449
Yamaha Motor Co. Ltd.(a)	9,718	107,653
Yamato Holdings Co. Ltd.(a)	10,993	167,061
Yamato Kogyo Co. Ltd.(a)	1,565	45,835
Yamazaki Baking Co. Ltd.(a)	5,602	62,421
Yaskawa Electric Corp.(a)	9,063	87,458
Yokogawa Electric Corp.(a)	7,282	79,849

		68,577,891

Jersey 0.1%(a)
Petrofac Ltd.	3,296	88,089
Randgold Resources Ltd.	1,161	114,854
Shire PLC	7,239	222,680

		425,623

Luxembourg 0.6%(a)
ArcelorMittal	26,631	464,323
Millicom International Cellular SA	1,318	114,404
SES	9,313	268,221
Tenaris SA	54,256	1,131,258

		1,978,206

Mauritius 0.0%(a)(d)
Essar Energy PLC*	4,128	8,116
Golden Agri-Resources Ltd.	108,525	58,403

		66,519

See Notes to Schedules of Portfolio Investments.

Netherlands 3.3%(a)
Aegon NV	65,503	423,137
Akzo Nobel NV	8,790	581,869
ASML Holding NV	12,642	810,792
Corio NV REIT	2,288	104,919
DE Master Blenders 1753 NV*	23,370	268,491
Delta Lloyd NV	3,812	62,798
Fugro NV	2,546	151,074
Gemalto	2,779	250,846
Heineken Holding NV	4,420	243,377
Heineken NV	8,885	595,681
ING Groep NV*	145,627	1,383,163
Koninklijke Ahold NV	34,797	466,593
Koninklijke Boskalis Westminster NV	2,684	121,497
Koninklijke DSM NV	5,852	356,654
Koninklijke KPN NV	38,223	189,025
Koninklijke Philips Electronics NV	37,925	1,004,261
Koninklijke Vopak NV	2,682	189,584
QIAGEN NV*	11,020	200,136
Randstad Holding NV	4,481	166,322
Reed Elsevier NV	26,016	385,757
SBM Offshore NV*	6,134	86,506
TNT Express NV	13,858	154,808
Unilever NV	62,136	2,377,547
Wolters Kluwer NV	11,416	234,504

		10,809,341

New Zealand 0.6%(a)
Auckland International Airport Ltd.	133,725	295,994
Contact Energy Ltd.*	51,073	220,530
Fletcher Building Ltd.	103,667	727,670
Sky City Entertainment Group Ltd.	83,789	263,129
Telecom Corp. of New Zealand Ltd.	290,803	550,435

		2,057,758

Norway 1.7%(a)
Aker Solutions ASA	9,274	192,052
DnB NOR ASA	55,080	704,014
Gjensidige Forsikring ASA	11,256	161,755
Kvaerner ASA	9,274	27,354
Norsk Hydro ASA	52,357	265,739
Orkla ASA	43,232	378,865
Renewable Energy Corp. ASA*(c)	28,681	5,590
Seadrill Ltd.	19,866	731,901
StatoilHydro ASA	67,276	1,695,665
Telenor ASA	44,469	905,470
Yara International ASA	11,502	573,474

		5,641,879

Portugal 0.9%(a)
Banco Espirito Santo SA*	303,844	361,378
EDP - Energias de Portugal SA	317,246	964,994
Galp Energia SGPS SA	38,839	605,025

See Notes to Schedules of Portfolio Investments.

Jeronimo Martins SGPS SA	31,882	616,483
Portugal Telecom SGPS SA	110,230	548,923

		3,096,803

Singapore 1.0%(a)
Ascendas REIT	29,653	58,029
CapitaLand Ltd.	41,395	127,418
CapitaMall Trust REIT	30,901	54,301
CapitaMalls Asia Ltd.	21,618	34,817
City Developments Ltd.	9,673	103,453
ComfortDelGro Corp. Ltd.	30,404	44,728
Cosco Corp. (Singapore) Ltd.	17,348	12,930
DBS Group Holdings Ltd.	29,475	361,850
Fraser and Neave Ltd.	15,484	123,726
Genting Singapore PLC	97,031	111,475
Global Logistic Properties Ltd.	30,512	70,566
Jardine Cycle & Carriage Ltd.	2,240	89,219
Keppel Corp. Ltd.	22,216	202,867
Keppel Land Ltd.	12,331	41,300
Neptune Orient Lines Ltd.*	15,505	14,765
Olam International Ltd.(c)	21,369	27,449
Oversea-Chinese Banking Corp. Ltd.	41,697	335,994
SembCorp Industries Ltd.	16,678	72,721
SembCorp Marine Ltd.	14,764	56,401
Singapore Airlines Ltd.	10,241	90,833
Singapore Exchange Ltd.	14,207	82,558
Singapore Press Holdings Ltd.	25,433	84,221
Singapore Technologies Engineering Ltd.	25,124	79,296
Singapore Telecommunications Ltd.	128,345	349,230
StarHub Ltd.	10,593	33,179
United Overseas Bank Ltd.	20,857	342,139
UOL Group Ltd.	8,866	43,726
Wilmar International Ltd.	30,895	85,295
Yangzijiang Shipbuilding Holdings Ltd.	30,380	24,340

		3,158,826

Spain 6.0%
Abertis Infraestructuras SA(a)	18,424	304,298
Acciona SA(a)	1,253	93,572
Acerinox SA(a)(c)	4,975	55,314
Actividades de Construccion y Servicios SA(a)	6,990	177,152
Amadeus IT Holding SA, Cl A(a)	20,369	514,753
Banco Bilbao Vizcaya Argentaria SA(a)	326,981	3,037,926
Banco de Sabadell SA*(a)(c)	173,043	452,555
Banco Popular Espanol SA(a)	343,946	268,839
Banco Santander SA(a)	599,150	4,869,296
Bankia SA*(c)	50,394	26,008
Criteria Caixacorp SA(a)(c)	42,194	147,808
Distribuidora Internacional de Alimentacion SA(a)	39,792	254,237
Enagas(a)	8,864	189,903
Ferrovial SA(a)	25,772	383,651
Fomento de Construcciones y Contratas SA(a)	2,550	31,753

See Notes to Schedules of Portfolio Investments.

Gas Natural SDG SA(a)	15,842	285,589
Grifols SA*(a)	9,679	338,456
Iberdrola SA(a)	249,353	1,392,562
Inditex SA(a)	13,964	1,962,030
Mapfre SA(a)	37,249	114,769
Red Electrica Corporacion SA(a)(c)	5,345	264,021
Repsol YPF SA(a)	49,391	1,008,205
Telefonica SA(a)	247,275	3,347,867
Zardoya Otis SA(a)	7,009	100,311

		19,620,875

Sweden 1.8%(a)
Alfa Laval AB	5,808	121,444
Assa Abloy AB, Cl B	5,345	201,200
Atlas Copco AB, Cl A	11,487	318,538
Atlas Copco AB, Cl B	6,670	163,725
Boliden AB	4,800	91,205
Electrolux AB, Cl B	4,224	111,575
Elekta AB, B SHS	8,180	127,948
Getinge AB	3,428	116,527
Hennes & Mauritz AB, Cl B	17,793	616,652
Hexagon AB, Cl B	4,375	110,636
Holmen AB	906	26,930
Husqvarna AB, Cl B	7,710	46,792
Industrivarden AB, Cl C	2,025	33,738
Investor AB, Cl B	7,832	205,748
Kinnevik Investment AB, Cl B	3,571	74,696
Lundin Petroleum AB*	4,069	94,166
Modern Times Group AB, Cl B	835	29,264
Nordea Bank AB	45,751	440,075
Ratos AB, B Shares	3,322	31,993
Sandvik AB	17,431	280,147
Scania AB	5,491	114,165
Securitas AB, Cl B	5,420	47,515
Skandinaviska Enskilda Banken AB, Cl A	24,461	209,280
Skanska AB, Cl B	6,918	113,531
SKF AB, Cl B	6,714	170,049
SSAB AB, A Shares(c)	2,730	24,053
Svenska Cellulosa AB, Cl B	10,020	217,861
Svenska Handelsbanken AB, Cl A	8,532	306,741
Swedbank AB, Cl A	14,011	275,251
Swedish Match AB	3,849	129,211
Tele2 AB, Cl B	5,483	99,104
Telefonaktiebolaget LM Ericsson, Cl B	51,365	518,851
TeliaSonera AB	37,587	255,178
Volvo AB, Cl B	23,658	326,223

		6,050,012

Switzerland 2.5%(a)
ABB Ltd.*	16,420	340,510
Actelion Ltd.*	837	40,051
Adecco SA*	998	52,852

See Notes to Schedules of Portfolio Investments.

Aryzta AG*	648	33,343
Baloise Holding AG	361	31,181
Compagnie Financiere Richemont SA, Cl A	3,962	310,999
Credit Suisse Group AG*	8,621	210,407
GAM Holding AG*	1,620	22,043
Geberit AG*	296	65,616
Givaudan SA*	65	68,691
Glencore International PLC(c)	42,145	243,464
Holcim Ltd.*	1,862	137,146
Julius Baer Group Ltd.*	1,579	56,217
Kuehne + Nagel International AG	409	49,309
Lindt & Spruengli AG PC*	8	26,089
Lindt & Spruengli AG RS*	1	37,850
Lonza Group AG*	383	20,753
Nestle SA	26,486	1,728,038
Novartis AG	17,825	1,126,063
Pargesa Holding SA	204	14,060
Roche Holding AG	5,379	1,087,532
Schindler Holding AG PC	366	52,944
Schindler Holding AG RS	162	22,975
SGS SA	43	95,506
Sika AG	18	41,633
Sonova Holding AG*	376	41,783
STMicroelectronics NV	19,928	144,668
Straumann Holding AG	61	7,491
Sulzer AG	183	28,963
Swatch Group AG (The) BS	237	120,184
Swatch Group AG (The) RS	332	28,720
Swiss Life Holding AG*	232	30,966
Swiss Re Ltd.*	2,669	193,499
Swisscom AG	180	77,996
Syngenta AG	708	286,022
Transocean Ltd.	2,381	106,749
UBS AG*	27,543	431,017
Wolseley PLC	3,382	161,735
Xstrata PLC	23,431	409,007
Zurich Financial Services AG*	1,103	295,558

		8,279,630

United Kingdom 8.3%(a)
3i Group PLC	12,569	44,858
Admiral Group PLC	2,577	49,088
Aggreko PLC	3,377	96,375
AMEC PLC	4,189	69,248
Anglo American PLC	14,848	468,055
Antofagasta PLC	4,944	108,347
ARM Holdings PLC	17,257	217,934
Associated British Foods PLC	4,567	116,679
AstraZeneca PLC	13,946	660,897
Aviva PLC	35,648	220,588
Babcock International Group PLC	4,577	72,248
BAE Systems PLC	35,505	197,343

See Notes to Schedules of Portfolio Investments.

Balfour Beatty PLC	8,593	38,677
Barclays PLC	129,867	564,140
BG Group PLC	37,314	622,390
BHP Billiton PLC	23,840	840,920
BP PLC	213,915	1,487,331
British American Tobacco PLC	22,085	1,122,690
British Land Co. PLC (The) REIT	10,788	99,666
British Sky Broadcasting Group PLC	14,586	183,964
BT Group PLC	87,137	332,445
Bunzl PLC	4,201	69,534
Burberry Group PLC	5,471	109,975
Capita Group PLC	7,949	98,225
Capital Shopping Centres Group PLC REIT	7,102	40,858
Carnival PLC	2,343	90,984
Centrica PLC	58,143	317,327
Cobham PLC	14,707	53,438
Compass Group PLC	23,719	281,562
Diageo PLC	28,287	823,904
Eurasian Natural Resources Corp.	3,315	15,678
Fresnillo PLC	2,265	69,471
G4S PLC	18,157	76,078
GlaxoSmithKline PLC	55,998	1,219,206
Hammerson PLC REIT	8,993	72,112
Home Retail Group PLC	12,116	25,281
HSBC Holdings PLC	203,334	2,154,683
ICAP PLC	7,180	36,307
Imperial Tobacco Group PLC	11,272	437,033
Inmarsat PLC	5,969	57,535
InterContinental Hotels Group PLC	3,438	96,403
International Consolidated Airlines Group SA*	46,609	138,365
Intertek Group PLC	2,044	103,828
Invensys PLC	10,366	55,474
Investec PLC	6,172	42,967
ITV PLC	47,759	82,851
J Sainsbury PLC	15,756	89,142
Johnson Matthey PLC	2,592	101,822
Kazakhmys PLC	2,720	35,155
Kingfisher PLC	30,363	141,873
Land Securities Group PLC REIT	9,747	130,035
Legal & General Group PLC	74,485	178,605
Lloyds Banking Group PLC*	533,913	425,472
London Stock Exchange Group PLC	1,916	34,178
Lonmin PLC	2,068	9,787
Man Group PLC	24,288	33,311
Marks & Spencer Group PLC	20,570	129,213
National Grid PLC	39,939	458,077
Next PLC	2,318	140,708
Old Mutual PLC	60,387	177,359
Pearson PLC	10,226	199,321
Prudential PLC	28,674	409,102
Reckitt Benckiser Group PLC	7,847	498,124

See Notes to Schedules of Portfolio Investments.

Reed Elsevier PLC	15,566	164,340
Rexam PLC	11,179	79,988
Rio Tinto PLC	14,825	864,677
Rolls-Royce Holdings PLC*	21,135	303,147
Royal Bank of Scotland Group PLC*	22,713	121,399
Royal Dutch Shell PLC, Cl A	41,247	1,431,691
Royal Dutch Shell PLC, Cl B	29,493	1,052,201
RSA Insurance Group PLC	44,747	92,410
SABMiller PLC	10,785	500,544
Sage Group PLC (The)	16,716	80,379
Schroders PLC	1,466	40,732
Scottish & Southern Energy PLC	11,743	273,190
Segro PLC	9,451	38,362
Serco Group PLC	6,373	55,826
Severn Trent PLC	3,017	77,633
Smith & Nephew PLC	11,404	126,059
Smiths Group PLC	5,105	99,995
Standard Chartered PLC	27,042	699,840
Standard Life PLC	29,116	159,161
Subsea 7 SA	15,792	379,518
Tate & Lyle PLC	6,397	79,145
Tesco PLC	90,578	498,956
TUI Travel PLC	6,594	30,598
Tullow Oil PLC	11,210	233,699
Unilever PLC	12,552	487,908
United Utilities Group PLC	8,645	95,170
Vedanta Resources PLC	1,522	29,386
Vodafone Group PLC	558,665	1,406,307
Weir Group PLC (The)	2,583	79,874
Whitbread PLC	2,248	90,335
WM Morrison Supermarkets PLC	28,909	124,125

		27,170,841

Total Common Stocks (Cost $191,998,847)		309,247,080

Preferred Stocks 1.0%
Germany 1.0%(a)
Bayerische Motoren Werke AG, 4.57%	2,442	158,191
Henkel AG & Co. KGaA, 1.27%	8,318	684,331
Porsche AG, 1.20%	7,110	585,258
ProSiebenSat.1 Media AG, 5.39%	3,574	101,801
RWE AG, 7.57%	1,838	69,498
Volkswagen AG, 1.71%	6,655	1,526,982

Total Preferred Stocks (Cost $1,090,066)		3,126,061

Rights 0.0%(d)
Austria 0.0%(a)(d)
IMMOEAST AG*(b)(e)	175,419	—

Singapore 0.0%(a)(d)
Olam International Ltd.*(f)	6,688	—

See Notes to Schedules of Portfolio Investments.

Spain 0.0%(d)
Repsol SA*(g)	49,391	30,120

Total Rights (Cost $30,889)		30,120

Exchange Traded Funds 4.3%
iShares MSCI Australia Index Fund(c)	19,941	501,317
iShares MSCI Austria Investable Market Index Fund	12,116	220,390
iShares MSCI Belgium Investable Market Index Fund(c)	9,173	127,046
iShares MSCI EAFE Index Fund	78,234	4,445,256
iShares MSCI EMU Index Fund(c)	117,000	3,914,820
iShares MSCI Germany Index Fund(c)	24,981	617,530
iShares MSCI Italy Index Fund(c)	68,682	923,773
iShares MSCI Japan Index Fund(c)	230,809	2,250,388
iShares MSCI Netherlands Investable Market Index Fund(c)	3,002	61,571
iShares MSCI Singapore Index Fund	4,156	56,896
iShares MSCI Spain Index Fund	14,738	445,972
iShares MSCI Sweden Index Fund	6,315	190,713
iShares MSCI United Kingdom Index Fund	19,075	342,205

Total Exchange Traded Funds (Cost $12,655,140)		14,097,877

Trust 0.0%(d)
Singapore 0.0%(d)
Hutchison Port Holdings Trust	86,590	69,304

Total Trust (Cost $71,750)		69,304

Short-Term Investment 4.1%
RidgeWorth Funds Securities Lending Joint Account(h)	13,204,113	13,204,113

Total Short-Term Investment (Cost $13,204,113)		13,204,113

Total Investments (Cost $219,050,805) — 103.9%		339,774,555
Liabilities in Excess of Other Assets — (3.9)%		(12,629,724)

Net Assets — 100.0%		$327,144,831

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)).
(b)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(c)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $12,554,788.
(d)	Less than 0.05% of Net Assets.
(e)	Escrowed rights that are not tradable.
(f)	Bonus rights which entitle the shareholder to 313 bonds and 162 warrants for every 1,000 old shares exercised.
(g)	Bonus rights which entitle the shareholder to 1 new share for every 33 old shares exercised.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).

Investment Abbreviations

BS	– Bearer Shares
MSCI	– Morgan Stanley Capital International
PC	– Participation Certificate
PPS	– Partially Protected Shares
REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

RS	– Registered Shares
RSP	– Retirement Savings Plan
SP ADR	– Sponsored American Depositary Receipt

The investment concentrations for the International Equity Index Fund as a percentage of total investments by sector, as of December 31, 2012, were as follows:

Financials	21.4%
Industrials	12.0
Consumer Discretionary	11.1
Consumer Staples	9.4
Materials	8.7
Energy	7.8
Health Care	7.4
Utilities	4.9
Telecommunication Services	4.7
Information Technology	4.6
Exchange Traded Funds	4.1
Short-Term Investment	3.9

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Large Cap Core Growth Stock Fund

	Shares	Value($)
Common Stocks 101.3%
Consumer Discretionary 13.3%
CBS Corp., Cl B	32,776	1,247,127
Coach, Inc.	13,797	765,871
Comcast Corp., Cl A	24,341	909,867
Home Depot, Inc. (The)	18,314	1,132,721
Macy’s, Inc.	23,576	919,935
McDonald’s Corp.	8,866	782,070
VF Corp.	5,661	854,641
Walt Disney Co. (The)	19,753	983,502

		7,595,734

Consumer Staples 11.9%
Colgate-Palmolive Co.	11,081	1,158,408
Costco Wholesale Corp.	12,243	1,209,241
CVS Caremark Corp.	17,309	836,890
Kraft Foods Group, Inc.	16,305	741,388
Mondelez International, Inc., Cl A	25,973	661,532
Philip Morris International, Inc.	16,529	1,382,486
Whole Foods Market, Inc.	8,802	803,887

		6,793,832

Energy 12.1%
Anadarko Petroleum Corp.	13,347	991,815
Chevron Corp.	13,691	1,480,545
EOG Resources, Inc.	8,806	1,063,677
Exxon Mobil Corp.	21,192	1,834,168
National Oilwell Varco, Inc.	14,390	983,556
Phillips 66	10,808	573,905

		6,927,666

Financials 14.7%
Allstate Corp. (The)	28,274	1,135,766
American Express Co.	14,981	861,108
BB&T Corp.	24,998	727,692
Capital One Financial Corp.	18,086	1,047,722
Chubb Corp. (The)	9,654	727,139
Discover Financial Services	26,738	1,030,750
Fifth Third Bancorp	63,710	967,755
JPMorgan Chase & Co.	23,666	1,040,594
U.S. Bancorp	27,655	883,301

		8,421,827

Health Care 12.9%
Allergan, Inc.	10,737	984,905
Baxter International, Inc.	16,312	1,087,358
Gilead Sciences, Inc.*	11,004	808,244

See Notes to Schedules of Portfolio Investments.

McKesson Corp.	9,144	886,602
Mylan, Inc.*	42,398	1,165,097
Pfizer, Inc.	47,383	1,188,365
UnitedHealth Group, Inc.	23,228	1,259,887

		7,380,458

Industrials 14.5%
ADT Corp. (The)	22,117	1,028,219
Boeing Co. (The)	14,239	1,073,051
Caterpillar, Inc.	7,518	673,462
Cummins, Inc.	8,967	971,574
Deere & Co.	11,100	959,262
Honeywell International, Inc.	17,483	1,109,646
Norfolk Southern Corp.	13,296	822,225
Tyco International Ltd.	26,990	789,458
W.W. Grainger, Inc.	4,132	836,193

		8,263,090

Information Technology 16.9%
Analog Devices, Inc.	19,161	805,912
Apple, Inc.	4,824	2,571,337
Google, Inc., Cl A*	2,044	1,449,952
International Business Machines Corp.	8,687	1,663,995
MasterCard, Inc., Cl A	2,491	1,223,779
Microsoft Corp.	39,373	1,052,440
Teradata Corp.*	14,888	921,418

		9,688,833

Materials 3.3%
Monsanto Co.	6,242	590,805
PPG Industries, Inc.	9,744	1,318,851

		1,909,656

Telecommunication Services 1.7%
AT&T, Inc.	28,783	970,275

Total Common Stocks (Cost $46,611,447)		57,951,371

Money Market Fund 0.0%(a)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.17%(b)	1,681	1,681

Total Money Market Fund (Cost $1,681)		1,681

Total Investments (Cost $46,613,128) — 101.3%		57,953,052
Liabilities in Excess of Other Assets — (1.3)%		(763,995)

Net Assets — 100.0%		$57,189,057

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.2%
Consumer Discretionary 18.1%
Amazon.com, Inc.*	26,400	6,630,096
BorgWarner, Inc.*	43,773	3,135,022
Chipotle Mexican Grill, Inc.*	5,770	1,716,344
Coach, Inc.	70,824	3,931,440
Las Vegas Sands Corp.	80,268	3,705,171
Macy’s, Inc.	96,964	3,783,536
Priceline.com, Inc.*	7,971	4,951,585
Scripps Networks Interactive, Cl A	74,727	4,328,188
Starbucks Corp.	82,849	4,442,364
Under Armour, Inc., Cl A*(a)	53,826	2,612,176
VF Corp.	16,895	2,550,638
Viacom, Inc., Cl B	50,622	2,669,804
Yum! Brands, Inc.	39,620	2,630,768

		47,087,132

Consumer Staples 9.2%
Colgate-Palmolive Co.	44,222	4,622,968
Costco Wholesale Corp.	44,154	4,361,090
Estee Lauder Cos., Inc. (The), Cl A	67,956	4,067,846
Monster Beverage Corp.*	47,652	2,519,838
Philip Morris International, Inc.	101,670	8,503,679

		24,075,421

Energy 6.5%
Cameron International Corp.*	67,669	3,820,592
EOG Resources, Inc.	36,040	4,353,271
National Oilwell Varco, Inc.	35,826	2,448,707
Schlumberger Ltd.	90,809	6,292,156

		16,914,726

Financials 2.5%
Capital One Financial Corp.	45,788	2,652,499
T. Rowe Price Group, Inc.	60,667	3,951,242

		6,603,741

Health Care 12.3%
Alexion Pharmaceuticals, Inc.*	51,507	4,831,872
Allergan, Inc.	50,406	4,623,742
Biogen Idec, Inc.*	28,069	4,116,880
Cerner Corp.*	40,513	3,145,429
Express Scripts Holding Co.*	92,503	4,995,162
Intuitive Surgical, Inc.*	10,048	4,927,238
Mylan, Inc.*	198,876	5,465,113

		32,105,436

See Notes to Schedules of Portfolio Investments.

Industrials 12.5%
BE Aerospace, Inc.*	74,069	3,659,009
Fluor Corp.	55,553	3,263,183
Honeywell International, Inc.	89,615	5,687,864
J.B. Hunt Transport Services, Inc.	48,292	2,883,515
Joy Global, Inc.	19,967	1,273,495
Precision Castparts Corp.	27,866	5,278,378
Textron, Inc.	52,780	1,308,416
Union Pacific Corp.	30,309	3,810,447
United Parcel Service, Inc., Cl B	72,124	5,317,703

		32,482,010

Information Technology 35.9%
Analog Devices, Inc.	67,957	2,858,271
Apple, Inc.	41,461	22,099,957
ARM Holdings PLC SP ADR	88,467	3,346,707
ASML Holding NV NYS(a)	41,457	2,670,213
Baidu, Inc. SP ADR*	27,221	2,729,994
Broadcom Corp., Cl A	91,493	3,038,483
Citrix Systems, Inc.*	27,117	1,782,943
Cognizant Technology Solutions Corp., Cl A*	42,053	3,114,025
EMC Corp.*	213,158	5,392,897
F5 Networks, Inc.*	34,029	3,305,917
Google, Inc., Cl A*	13,999	9,930,471
NetApp, Inc.*	95,586	3,206,910
Nuance Communications, Inc.*	89,428	1,996,033
Oracle Corp.	252,220	8,403,970
QUALCOMM, Inc.	114,943	7,128,765
Red Hat, Inc.*	36,101	1,911,909
Salesforce.com, Inc.*	18,334	3,081,945
VeriFone Systems, Inc.*	58,568	1,738,298
Visa, Inc., Cl A	38,072	5,770,954

		93,508,662

Materials 2.2%
Praxair, Inc.	52,027	5,694,355

Total Common Stocks (Cost $148,055,553)		258,471,483

Short-Term Investment 1.6%
RidgeWorth Funds Securities Lending Joint Account(b)	4,241,692	4,241,692

Total Short-Term Investment (Cost $4,241,692)		4,241,692

Money Market Fund 0.8%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.17%(c)	2,127,116	2,127,116

Total Money Market Fund (Cost $2,127,116)		2,127,116

Total Investments (Cost $154,424,361) — 101.6%		264,840,291
Liabilities in Excess of Other Assets — (1.6)%		(4,166,547)

Net Assets — 100.0%		$260,673,744

*	Non-income producing security.

See Notes to Schedules of Portfolio Investments.

(a)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $4,137,449.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

NYS	– New York Registered Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.8%
Consumer Discretionary 8.1%
Comcast Corp., Cl A	655,601	24,506,365
Johnson Controls, Inc.	1,161,900	35,670,330
Lowe’s Cos., Inc.	880,200	31,264,704
Staples, Inc.	838,950	9,564,030
Viacom, Inc., Cl B	207,800	10,959,372
Walt Disney Co. (The)	282,050	14,043,269
Wynn Resorts Ltd.	123,350	13,875,642

		139,883,712

Consumer Staples 5.7%
Campbell Soup Co.(a)	345,800	12,064,962
ConAgra Foods, Inc.	908,474	26,799,983
Mondelez International, Inc., Cl A	844,800	21,517,056
Procter & Gamble Co. (The)	568,100	38,568,309

		98,950,310

Energy 14.3%
Baker Hughes, Inc.	644,600	26,325,464
Chevron Corp.	486,150	52,572,261
ConocoPhillips	602,107	34,916,185
Exxon Mobil Corp.	553,950	47,944,372
National Oilwell Varco, Inc.	390,600	26,697,510
Occidental Petroleum Corp.	579,450	44,391,665
Phillips 66	163,159	8,663,743
QEP Resources, Inc.	159,157	4,817,682

		246,328,882

Financials 19.3%
Ameriprise Financial, Inc.	233,900	14,649,157
Aon PLC	302,650	16,827,340
BlackRock, Inc.	137,600	28,443,296
Comerica, Inc.	575,650	17,465,221
Franklin Resources, Inc.	165,500	20,803,350
JPMorgan Chase & Co.	1,282,716	56,401,023
MetLife, Inc.	726,050	23,916,087
Northern Trust Corp.	175,308	8,793,449
Progressive Corp. (The)	915,250	19,311,775
Prudential Financial, Inc.	233,501	12,452,608
Realty Income Corp., REIT(a)	214,750	8,635,098
Travelers Cos., Inc. (The)	321,500	23,090,130
U.S. Bancorp	1,196,700	38,222,598
Wells Fargo & Co.	1,261,250	43,109,525

		332,120,657

See Notes to Schedules of Portfolio Investments.

Health Care 11.2%
Agilent Technologies, Inc.	576,900	23,618,286
Cigna Corp.	991,581	53,009,920
Johnson & Johnson	506,550	35,509,155
Medtronic, Inc.	243,000	9,967,860
Merck & Co., Inc.	835,700	34,213,558
Pfizer, Inc.	1,439,950	36,113,946

		192,432,725

Industrials 23.6%
ADT Corp. (The)	113,024	5,254,486
Caterpillar, Inc.	208,950	18,717,741
CSX Corp.	510,450	10,071,179
Cummins, Inc.	291,050	31,535,267
Eaton Corp. PLC	654,550	35,476,610
Emerson Electric Co.	173,150	9,170,024
Expeditors International of Washington, Inc.	517,500	20,467,125
Flowserve Corp.	100,227	14,713,324
Fluor Corp.	161,100	9,463,014
General Electric Co.	2,285,100	47,964,249
Joy Global, Inc.	491,000	31,315,980
Pentair Ltd.	310,438	15,258,028
Republic Services, Inc.	641,800	18,823,994
Rockwell Automation, Inc.	277,000	23,265,230
Rockwell Collins, Inc.	314,000	18,265,380
Stanley Black & Decker, Inc.	402,650	29,784,020
Union Pacific Corp.	87,200	10,962,784
United Parcel Service, Inc., Cl B	352,350	25,978,766
United Technologies Corp.	355,150	29,125,851

		405,613,052

Information Technology 6.9%
Broadcom Corp., Cl A	258,650	8,589,767
Cisco Systems, Inc.	1,967,400	38,659,410
Microchip Technology, Inc.(a)	357,456	11,649,491
Microsoft Corp.	940,600	25,142,238
Motorola Solutions, Inc.	83,800	4,665,984
Texas Instruments, Inc.	956,700	29,600,298

		118,307,188

Materials 4.2%
Air Products & Chemicals, Inc.	209,900	17,635,798
Allegheny Technologies, Inc.	422,654	12,831,775
Ashland, Inc.	256,800	20,649,288
Celanese Corp., Cl A	460,050	20,486,027

		71,602,888

Telecommunication Services 3.5%
AT&T, Inc.	1,291,350	43,531,408
Verizon Communications, Inc.	399,950	17,305,837

		60,837,245

Utilities 2.0%
PPL Corp.	1,177,500	33,711,825

See Notes to Schedules of Portfolio Investments.

Total Common Stocks (Cost $1,434,723,457)		1,699,788,484

Short-Term Investment 1.9%
RidgeWorth Funds Securities Lending Joint Account(b)	32,525,750	32,525,750

Total Short-Term Investment (Cost $32,525,750)		32,525,750

Money Market Fund 1.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.17%(c)	22,013,439	22,013,439

Total Money Market Fund (Cost $22,013,439)		22,013,439

Total Investments (Cost $1,489,262,646) — 102.0%		1,754,327,673
Liabilities in Excess of Other Assets — (2.0)%		(35,228,090)

Net Assets — 100.0%		$1,719,099,583

(a)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $31,706,665.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 96.1%
Consumer Discretionary 7.1%
Abercrombie & Fitch Co., Cl A	200,000	9,594,000
International Game Technology	750,000	10,627,500
Johnson Controls, Inc.	2,150,000	66,005,000
Staples, Inc.	1,475,000	16,815,000
Starwood Hotels & Resorts Worldwide, Inc.	410,000	23,517,600
Williams-Sonoma, Inc.	225,000	9,848,250
Wynn Resorts Ltd.	210,000	23,622,900

		160,030,250

Consumer Staples 2.5%
ConAgra Foods, Inc.	1,550,000	45,725,000
Molson Coors Brewing Co., Cl B	250,000	10,697,500

		56,422,500

Energy 11.4%
Baker Hughes, Inc.	1,110,000	45,332,400
CARBO Ceramics, Inc.(a)	450,000	35,253,000
Noble Energy, Inc.	550,000	55,957,000
QEP Resources, Inc.	1,926,300	58,309,101
SM Energy Co.	335,000	17,490,350
Tidewater, Inc.	1,000,000	44,680,000

		257,021,851

Financials 22.7%
AllianceBernstein Holding LP(a)	600,000	10,458,000
American Campus Communities, Inc., REIT	250,000	11,532,500
Ameriprise Financial, Inc.	530,000	33,193,900
Aon PLC	375,000	20,850,000
Chubb Corp. (The)	325,000	24,479,000
Comerica, Inc.	1,150,000	34,891,000
Equity Residential, REIT	340,000	19,267,800
Fifth Third Bancorp	1,225,000	18,607,750
Hancock Holding Co.	775,000	24,598,500
Hanover Insurance Group, Inc. (The)	1,215,000	47,069,100
Hartford Financial Services Group, Inc. (The)	2,100,000	47,124,000
Lazard Ltd., Cl A	1,970,000	58,784,800
MB Financial, Inc.	970,000	19,157,500
Mid-America Apartment Communities, Inc., REIT	350,000	22,662,500
Progressive Corp. (The)	1,775,000	37,452,500
Raymond James Financial, Inc.	1,175,000	45,272,750
Regions Financial Corp.	5,000,000	35,600,000

		511,001,600

Health Care 6.3%
Agilent Technologies, Inc.	660,000	27,020,400

See Notes to Schedules of Portfolio Investments.

Cigna Corp.	1,500,000	80,190,000
STERIS Corp.	1,010,000	35,077,300

		142,287,700

Industrials 24.1%
Con-way, Inc.	1,012,600	28,170,532
Crane Co.	620,000	28,693,600
CSX Corp.	625,000	12,331,250
Cummins, Inc.	345,000	37,380,750
Dover Corp.	173,900	11,426,969
Eaton Corp. PLC	835,000	45,257,000
Expeditors International of Washington, Inc.	765,000	30,255,750
Flowserve Corp.	110,000	16,148,000
Fluor Corp.	227,000	13,333,980
Harsco Corp.	450,000	10,575,000
Herman Miller, Inc.	426,800	9,142,056
Joy Global, Inc.	915,000	58,358,700
Manitowoc Co., Inc. (The)	875,000	13,720,000
Manpower, Inc.	350,000	14,854,000
Parker Hannifin Corp.	185,000	15,736,100
Pentair Ltd.	450,000	22,117,500
Republic Services, Inc.	750,000	21,997,500
Rockwell Automation, Inc.	535,000	44,934,650
Rockwell Collins, Inc.	500,000	29,085,000
SPX Corp.	435,000	30,515,250
Stanley Black & Decker, Inc.	335,000	24,779,950
Towers Watson & Co., Cl A	400,000	22,484,000

		541,297,537

Information Technology 5.9%
Intersil Corp., Cl A	6,800,000	56,372,000
Microchip Technology, Inc.(a)	600,000	19,554,000
Motorola Solutions, Inc.	400,000	22,272,000
SAIC, Inc.	3,000,000	33,960,000

		132,158,000

Materials 10.3%
Albemarle Corp.	210,000	13,045,200
Allegheny Technologies, Inc.	1,825,000	55,407,000
Ashland, Inc.	550,000	44,225,500
Cabot Corp.	1,700,000	67,643,000
Celanese Corp., Cl A	600,000	26,718,000
Scotts Miracle-Gro Co. (The), Cl A	560,000	24,668,000

		231,706,700

Telecommunication Services 0.9%
Windstream Corp.(a)	2,550,000	21,114,000

Utilities 4.9%
CenterPoint Energy, Inc.	1,650,000	31,762,500
NRG Energy, Inc.	1,925,000	44,255,750

See Notes to Schedules of Portfolio Investments.

PPL Corp.	1,150,000	32,924,500

		108,942,750

Total Common Stocks (Cost $1,952,655,206)		2,161,982,888

Short-Term Investment 2.3%
RidgeWorth Funds Securities Lending Joint Account(b)	51,588,850	51,588,850

Total Short-Term Investment (Cost $51,588,850)		51,588,850

Money Market Fund 4.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.17%(c)	89,600,201	89,600,201

Total Money Market Fund (Cost $89,600,201)		89,600,201

Total Investments (Cost $2,093,844,257) — 102.4%		2,303,171,939
Liabilities in Excess of Other Assets — (2.4)%		(54,192,988)

Net Assets — 100.0%		$2,248,978,951

(a)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $50,240,118.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

LP	– Limited Partnership
REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.5%
Consumer Discretionary 15.5%
Amazon.com, Inc.*	4,496	1,129,126
Las Vegas Sands Corp.	19,136	883,318
Lowe’s Cos., Inc.	20,820	739,526
Macy’s, Inc.	29,147	1,137,316
Priceline.com, Inc.*	1,423	883,968
VF Corp.	5,992	904,612

		5,677,866

Consumer Staples 13.0%
Estee Lauder Cos., Inc. (The), Cl A	20,567	1,231,141
Mead Johnson Nutrition Co.	12,103	797,467
Monster Beverage Corp.*	13,537	715,836
Philip Morris International, Inc.	12,918	1,080,461
Whole Foods Market, Inc.	10,051	917,958

		4,742,863

Energy 5.5%
Cameron International Corp.*	20,087	1,134,112
EOG Resources, Inc.	7,146	863,165

		1,997,277

Financials 4.2%
American Express Co.	19,512	1,121,550
Capital One Financial Corp.	7,025	406,958

		1,528,508

Health Care 19.4%
Agilent Technologies, Inc.	22,982	940,883
Alexion Pharmaceuticals, Inc.*	11,927	1,118,872
Allergan, Inc.	11,068	1,015,267
Biogen Idec, Inc.*	7,258	1,064,531
Express Scripts Holding Co.*	19,269	1,040,526
Gilead Sciences, Inc.*	10,631	780,847
Intuitive Surgical, Inc.*	2,318	1,136,678

		7,097,604

Industrials 6.7%
Precision Castparts Corp.	7,141	1,352,648
W.W. Grainger, Inc.	5,364	1,085,513

		2,438,161

Information Technology 32.9%
Analog Devices, Inc.	16,717	703,117
Apple, Inc.	5,622	2,996,695
ARM Holdings PLC SP ADR	16,205	613,035
ASML Holding NV NYS(a)	12,090	778,717

See Notes to Schedules of Portfolio Investments.

Baidu, Inc. SP ADR*	4,740	475,375
F5 Networks, Inc.*	11,004	1,069,039
Google, Inc., Cl A*	2,650	1,879,830
QUALCOMM, Inc.	17,496	1,085,102
Teradata Corp.*	17,896	1,107,583
Visa, Inc., Cl A	8,795	1,333,146

		12,041,639

Materials 1.3%
Monsanto Co.	4,879	461,797

Total Common Stocks (Cost $28,680,984)		35,985,715

Short-Term Investment 2.1%
RidgeWorth Funds Securities Lending Joint Account(b)	769,860	769,860

Total Short-Term Investment (Cost $769,860)		769,860

Money Market Fund 1.6%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.17%(c)	606,718	606,718

Total Money Market Fund (Cost $606,718)		606,718

Total Investments (Cost $30,057,562) — 102.2%		37,362,293
Liabilities in Excess of Other Assets — (2.2)%		(819,280)

Net Assets — 100.0%		$36,543,013

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $751,247.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

NYS	– New York Registered Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.3%
Consumer Discretionary 17.4%
Asbury Automotive Group, Inc.*	75,113	2,405,869
Ascena Retail Group, Inc.*	84,135	1,555,656
Body Central Corp.*	94,310	939,328
Buffalo Wild Wings, Inc.*	35,848	2,610,451
Chico’s FAS, Inc.	96,971	1,790,085
Coinstar, Inc.*(a)	33,156	1,724,444
Crocs, Inc.*	106,064	1,526,261
Domino’s Pizza, Inc.	59,066	2,572,324
DSW, Inc., Cl A	26,219	1,722,326
Express, Inc.*	79,317	1,196,893
G-III Apparel Group Ltd.*	31,230	1,069,003
Hibbett Sports, Inc.*	42,618	2,245,969
HSN, Inc.	44,598	2,456,458
Life Time Fitness, Inc.*	61,417	3,022,331
Lions Gate Entertainment Corp.*(a)	125,865	2,064,186
Lithia Motors, Inc., Cl A	47,499	1,777,413
Modine Manufacturing Co.*	115,849	941,852
Multimedia Games Holding Co., Inc.*	51,282	754,358
Ryland Group, Inc. (The)	57,869	2,112,218
Sonic Automotive, Inc., Cl A	129,121	2,697,338
Steven Madden Ltd.*	65,209	2,756,384
Vitamin Shoppe, Inc.*	37,572	2,155,130

		42,096,277

Consumer Staples 2.7%
Hain Celestial Group, Inc. (The)*	44,316	2,402,814
Nu Skin Enterprises, Inc., Cl A(a)	37,878	1,403,380
United Natural Foods, Inc.*	50,789	2,721,782

		6,527,976

Energy 7.4%
Basic Energy Services, Inc.*	123,782	1,412,353
Gulfport Energy Corp.*	89,043	3,403,223
Halcon Resources Corp.*	253,178	1,751,992
Hornbeck Offshore Services, Inc.*	45,220	1,552,855
Kodiak Oil & Gas Corp.*	329,027	2,911,889
Lufkin Industries, Inc.	44,177	2,568,009
Mitcham Industries, Inc.*	77,378	1,054,662
Stone Energy Corp.*	61,873	1,269,634
World Fuel Services Corp.	44,617	1,836,882

		17,761,499

Financials 6.0%
Cardtronics, Inc.*	72,248	1,715,167

See Notes to Schedules of Portfolio Investments.

Cathay General Bancorp	102,660	2,001,870
Encore Capital Group, Inc.*	62,318	1,908,177
Portfolio Recovery Associates, Inc.*	28,064	2,998,919
Stifel Financial Corp.*	81,546	2,607,026
World Acceptance Corp.*(a)	42,657	3,180,506

		14,411,665

Health Care 15.9%
ABIOMED, Inc.*(a)	86,657	1,166,403
Acadia Healthcare Co., Inc.*	99,751	2,327,191
Air Methods Corp.	47,097	1,737,408
AVANIR Pharmaceuticals, Inc.*(a)	381,885	1,004,358
Cubist Pharmaceuticals, Inc.*	80,754	3,396,513
Endologix, Inc.*	145,588	2,073,173
Exelixis, Inc.*(a)	254,616	1,163,595
HealthSouth Corp.*	77,620	1,638,558
HeartWare International, Inc.*(a)	20,607	1,729,958
HMS Holdings Corp.*	98,531	2,553,924
ICON PLC SP ADR*	91,611	2,543,121
Impax Laboratories, Inc.*	93,593	1,917,721
Medicines Co. (The)*	98,712	2,366,127
Medidata Solutions, Inc.*	55,983	2,193,974
Neogen Corp.*	28,967	1,312,784
NPS Pharmaceuticals, Inc.*	179,120	1,629,992
NuVasive, Inc.*	68,831	1,064,127
Questcor Pharmaceuticals, Inc.(a)	59,571	1,591,737
Seattle Genetics, Inc.*(a)	46,486	1,078,475
Team Health Holdings, Inc.*	71,595	2,059,788
Vivus, Inc.*(a)	27,122	363,977
Vocera Communications, Inc.*	61,168	1,535,317

		38,448,221

Industrials 17.4%
AAR Corp.	138,932	2,595,250
Acacia Research - Acacia Technologies*	90,086	2,310,706
Alaska Air Group, Inc.*	75,870	3,269,238
Corporate Executive Board Co. (The)	16,839	799,179
H&E Equipment Services, Inc.	127,873	1,927,046
Hexcel Corp.*	90,874	2,449,963
Hub Group, Inc., Cl A*	55,651	1,869,874
InnerWorkings, Inc.*(a)	178,691	2,462,362
Kforce, Inc.	113,139	1,621,282
MasTec, Inc.*	91,644	2,284,685
Mistras Group, Inc.*	97,943	2,418,213
MYR Group, Inc.*	83,669	1,861,635
Polypore International, Inc.*(a)	25,889	1,203,839
Powell Industries, Inc.*	24,922	1,035,011
Raven Industries, Inc.	41,467	1,093,070
Ryder System, Inc.	20,322	1,014,677
Terex Corp.*	95,583	2,686,838
Titan Machinery, Inc.*(a)	77,084	1,903,975
Triumph Group, Inc.	35,444	2,314,493

See Notes to Schedules of Portfolio Investments.

TrueBlue, Inc.*	82,334	1,296,760
Valmont Industries, Inc.	10,395	1,419,437
Woodward, Inc.	56,000	2,135,280

		41,972,813

Information Technology 24.5%
Allot Communications Ltd.*	39,532	704,460
Aruba Networks, Inc.*(a)	157,511	3,268,353
Aspen Technology, Inc.*	98,915	2,734,011
Bottomline Technologies, Inc.*	78,825	2,080,192
BroadSoft, Inc.*	72,625	2,638,466
Cirrus Logic, Inc.*	115,586	3,348,526
CommVault Systems, Inc.*	29,618	2,064,671
Euronet Worldwide, Inc.*	113,948	2,689,173
ExactTarget, Inc.*	78,885	1,577,700
Fusion-io, Inc.*(a)	62,808	1,440,187
Heartland Payment Systems, Inc.	93,571	2,760,344
Infoblox, Inc.*	73,500	1,320,795
InterDigital, Inc.(a)	18,360	754,596
Jive Software, Inc.*	147,890	2,148,842
Keynote Systems, Inc.	70,489	993,190
NETGEAR, Inc.*	73,247	2,887,397
NetSuite, Inc.*	17,512	1,178,558
OpenTable, Inc.*(a)	40,114	1,957,563
Procera Networks, Inc.*	83,595	1,550,687
PROS Holdings, Inc.*	78,634	1,438,216
QLIK Technologies, Inc.*	148,262	3,220,251
Semtech Corp.*	136,235	3,944,003
SolarWinds, Inc.*	20,957	1,099,195
Sourcefire, Inc.*	74,064	3,497,302
Stratasys Ltd.*	30,419	2,438,083
Tangoe, Inc.*	107,561	1,276,749
Ultimate Software Group, Inc.*	32,494	3,067,758
Universal Display Corp.*(a)	41,301	1,058,132

		59,137,400

Materials 4.8%
Flotek Industries, Inc.*(a)	165,859	2,023,480
Haynes International, Inc.	37,807	1,961,049
HB Fuller Co.	49,215	1,713,666
LSB Industries, Inc.*	42,875	1,518,633
PolyOne Corp.	124,780	2,548,008
Zagg, Inc.*(a)	257,995	1,898,843

		11,663,679

Telecommunication Services 2.2%
8x8, Inc.*(a)	394,908	2,918,370
Cogent Communications Group, Inc.	102,609	2,323,068

		5,241,438

Total Common Stocks (Cost $197,967,777)		237,260,968

See Notes to Schedules of Portfolio Investments.

Short-Term Investment 12.1%
RidgeWorth Funds Securities Lending Joint Account(b)	29,304,690	29,304,690

Total Short-Term Investment (Cost $29,304,690)		29,304,690

Money Market Fund 2.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.17%(c)	6,585,935	6,585,935

Total Money Market Fund (Cost $6,585,935)		6,585,935

Total Investments (Cost $233,858,402) — 113.1%		273,151,593
Liabilities in Excess of Other Assets — (13.1)%		(31,678,447)

Net Assets — 100.0%		$241,473,146

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $28,484,594.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

ADR	– American Depositary Receipt
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 99.6%
Consumer Discretionary 17.7%
Arcos Dorados Holdings, Inc., Cl A	2,388,300	28,564,068
Brunswick Corp.	671,100	19,522,299
Destination Maternity Corp.	170,029	3,665,825
Einstein Noah Restaurant Group, Inc.	197,400	2,410,254
Gafisa SA ADR*	761,500	3,540,975
Guess?, Inc.	1,126,954	27,655,451
HSN, Inc.	1,020,400	56,203,632
Lithia Motors, Inc., Cl A	302,800	11,330,776
Meredith Corp.	409,800	14,117,610
NutriSystem, Inc.	761,150	6,233,819
Scholastic Corp.	326,800	9,660,208
Sonic Automotive, Inc., Cl A	815,200	17,029,528
Sotheby’s	1,116,200	37,526,644
Thor Industries, Inc.	502,600	18,812,318

		256,273,407

Consumer Staples 2.4%
Casey’s General Stores, Inc.	174,300	9,255,330
WD-40 Co.	532,550	25,088,431

		34,343,761

Energy 7.4%
Berry Petroleum Co., Cl A	606,800	20,358,140
Bristow Group, Inc.	601,900	32,297,954
CARBO Ceramics, Inc.	447,400	35,049,316
Patterson-UTI Energy, Inc.	1,061,100	19,768,293

		107,473,703

Financials 22.3%
American Realty Capital Trust, Inc.	2,181,400	25,195,170
Banco Latinoamericano de Expectaciones SA, Cl E	259,050	5,585,118
Bank of Hawaii Corp.	105,400	4,642,870
Campus Crest Communities, Inc. REIT	729,100	8,938,766
Cash America International, Inc.	882,250	34,998,857
E-House China Holdings Ltd. ADS	336,900	1,381,290
Evercore Partners, Inc., Cl A	453,150	13,680,598
Hancock Holding Co.	696,074	22,093,389
Hanover Insurance Group, Inc. (The)	720,750	27,921,855
HCC Insurance Holdings, Inc.	1,116,400	41,541,244
Horace Mann Educators Corp.	559,900	11,175,604
JMP Group, Inc.	629,700	3,822,279
Lazard Ltd., Cl A	172,700	5,153,368
Mid-America Apartment Communities, Inc., REIT	155,200	10,049,200
Monmouth Real Estate Investment Corp., Cl A REIT	111,000	1,149,960

See Notes to Schedules of Portfolio Investments.

National Retail Properties, Inc. REIT	469,150	14,637,480
Oppenheimer Holdings, Inc., Cl A	217,300	3,752,771
Protective Life Corp.	577,100	16,493,518
StanCorp Financial Group, Inc.	858,600	31,484,862
Starwood Property Trust, Inc., REIT	491,100	11,275,656
Tower Group, Inc.	288,250	5,122,203
Trust Co Bank Corp. NY	411,000	2,170,080
UMB Financial Corp.	478,950	20,997,168

		323,263,306

Health Care 4.8%
Cooper Cos., Inc. (The)	121,396	11,226,702
Ensign Group, Inc.	323,700	8,801,403
Landauer, Inc.	175,500	10,742,355
STERIS Corp.	552,357	19,183,359
Teleflex, Inc.	287,100	20,473,101

		70,426,920

Industrials 31.1%
A.O. Smith Corp.	1,047,275	66,051,634
ABM Industries, Inc.	613,000	12,229,350
Brink’s Co. (The)	154,700	4,413,591
China Yuchai International Ltd.	132,600	2,091,102
Copa Holdings SA, Cl A	362,007	36,001,596
Corrections Corp. of America	490,900	17,412,223
Crane Co.	260,900	12,074,452
EMCOR Group, Inc.	310,400	10,742,944
Great Lakes Dredge & Dock Corp.	677,000	6,045,610
Grupo Aeroportuario del Pacifico SA de CV SP ADR	261,476	14,948,583
Grupo Aeroportuario del Sureste SAB de CV ADR	68,800	7,843,200
Harsco Corp.	472,100	11,094,350
Herman Miller, Inc.	613,600	13,143,312
Interface, Inc.	2,348,771	37,768,238
Kennametal, Inc.	175,400	7,016,000
Knoll, Inc.	88,300	1,356,288
Lennox International, Inc.	582,800	30,608,656
Manpower, Inc.	104,700	4,443,468
Mine Safety Appliances Co.	421,900	18,019,349
Nordson Corp.	172,800	10,907,136
Progressive Waste Solutions Ltd.	1,873,224	40,461,638
Ritchie Bros Auctioneers, Inc.	465,800	9,730,562
Ryder System, Inc.	44,000	2,196,920
Snap-on, Inc.	410,950	32,460,941
Tennant Co.	153,800	6,759,510
UTi Worldwide, Inc.	280,200	3,754,680
Viad Corp.	542,100	14,723,436
Watsco, Inc.	228,600	17,122,140

		451,420,909

Information Technology 5.2%
Aixtron AG SP ADR	1,363,820	16,297,649
Black Box Corp.	232,150	5,650,531
Booz Allen Hamilton Holding Corp.	472,800	6,581,376

See Notes to Schedules of Portfolio Investments.

DST Systems, Inc.	147,300	8,926,380
FLIR Systems, Inc.	1,058,900	23,624,059
Plantronics, Inc.	378,550	13,957,138

		75,037,133

Materials 7.7%
A. Schulman, Inc.	473,300	13,692,569
Buckeye Technologies, Inc.	387,300	11,119,383
Cabot Corp.	460,200	18,311,358
Carpenter Technology Corp.	290,800	15,014,004
Compass Minerals International, Inc.	101,800	7,605,478
Globe Specialty Metals, Inc.	723,800	9,952,250
Haynes International, Inc.	165,900	8,605,233
Olin Corp.	798,400	17,237,456
Sensient Technologies Corp.	269,065	9,567,951

		111,105,682

Utilities 1.0%
Avista Corp.	272,450	6,568,770
California Water Service Group	442,400	8,118,040

		14,686,810

Total Common Stocks (Cost $1,240,026,359)		1,444,031,631

Money Market Fund 0.6%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.17%(a)	8,337,066	8,337,066

Total Money Market Fund (Cost $8,337,066)		8,337,066

Total Investments (Cost $1,248,363,425) — 100.2%		1,452,368,697
Liabilities in Excess of Other Assets — (0.2)%		(2,487,308)

Net Assets — 100.0%		$1,449,881,389

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

ADR	– American Depositary Receipt
ADS	– American Depositary Shares
REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 67.3%(a)
RidgeWorth Aggressive Growth Stock Fund*	2,717	39,589
RidgeWorth International Equity Fund	108,830	1,234,130
RidgeWorth International Equity Index Fund	2,272	26,809
RidgeWorth Large Cap Core Growth Stock Fund	3,511	51,583
RidgeWorth Large Cap Growth Stock Fund	437,568	4,187,522
RidgeWorth Large Cap Value Equity Fund	296,795	4,217,459
RidgeWorth Mid-Cap Value Equity Fund	150,309	1,766,129
RidgeWorth Select Large Cap Growth Stock Fund*	61,617	1,565,697
RidgeWorth Small Cap Growth Stock Fund*	48,146	735,185
RidgeWorth Small Cap Value Equity Fund	53,423	738,309

Total Equity Funds (Cost $12,617,274)		14,562,412

Fixed Income Funds 16.9%(a)
RidgeWorth Corporate Bond Fund	8,289	77,829
RidgeWorth High Income Fund	34,955	251,675
RidgeWorth Intermediate Bond Fund	68,244	704,274
RidgeWorth Seix Floating Rate High Income Fund	8,672	77,871
RidgeWorth Seix High Yield Fund	26,020	264,359
RidgeWorth Total Return Bond Fund	192,337	2,090,708
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	17,969	182,740

Total Fixed Income Funds (Cost $3,681,241)		3,649,456

Exchange Traded Funds 14.2%
Consumer Discretionary Select Sector SPDR Fund	1,181	56,015
Consumer Staples Select Sector SPDR Fund	1,015	35,353
Energy Select Sector SPDR Fund	891	63,653
Financial Select Sector SPDR Fund	4,619	75,752
Health Care Select Sector SPDR Fund	1,761	70,352
Industrial Select Sector SPDR Fund	1,500	56,850
iShares Barclays 20+ Year Treasury Bond Fund	1,163	140,932
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	29	3,521
iShares Dow Jones U.S. Real Estate Index Fund	5,299	342,951
iShares MSCI Emerging Markets Index Fund	9,620	426,647
iShares Russell 2000 Index Fund	311	26,214
iShares S&P 500 Index Fund	9,033	1,292,442
Market Vectors Gold Miners Fund	7,245	336,096
Materials Select Sector SPDR Fund	571	21,435
Technology Select Sector SPDR Fund	4,132	119,621
Utilities Select Sector SPDR Fund	116	4,054

Total Exchange Traded Funds (Cost $2,765,336)		3,071,888

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	336,839	336,839

Total Money Market Fund (Cost $336,839)		336,839

Total Investments (Cost $19,400,690) — 99.9%		21,620,595
Other Assets in Excess of Liabilities — 0.1%		25,146

Net Assets — 100.0%		$21,645,741

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 25.2%(a)
RidgeWorth Aggressive Growth Stock Fund*	2,494	36,343
RidgeWorth International Equity Fund	113,504	1,287,138
RidgeWorth International Equity Index Fund	3,727	43,977
RidgeWorth Large Cap Core Growth Stock Fund	3,172	46,598
RidgeWorth Large Cap Growth Stock Fund	469,440	4,492,544
RidgeWorth Large Cap Value Equity Fund	309,202	4,393,761
RidgeWorth Mid-Cap Value Equity Fund	162,053	1,904,127
RidgeWorth Select Large Cap Growth Stock Fund*	64,796	1,646,471
RidgeWorth Small Cap Growth Stock Fund*	50,531	771,602
RidgeWorth Small Cap Value Equity Fund	55,886	772,342

Total Equity Funds (Cost $14,694,731)		15,394,903

Fixed Income Funds 66.0%(a)
RidgeWorth Corporate Bond Fund	86,434	811,619
RidgeWorth High Income Fund	317,666	2,287,192
RidgeWorth Intermediate Bond Fund	892,134	9,206,822
RidgeWorth Seix Floating Rate High Income Fund	91,867	824,963
RidgeWorth Seix High Yield Fund	252,456	2,564,957
RidgeWorth Total Return Bond Fund	2,072,627	22,529,453
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	212,228	2,158,357

Total Fixed Income Funds (Cost $39,849,074)		40,383,363

Exchange Traded Funds 7.8%
Consumer Discretionary Select Sector SPDR Fund	953	45,201
Consumer Staples Select Sector SPDR Fund	823	28,665
Energy Select Sector SPDR Fund	746	53,294
Financial Select Sector SPDR Fund	3,907	64,075
Health Care Select Sector SPDR Fund	1,481	59,166
Industrial Select Sector SPDR Fund	1,227	46,503
iShares Barclays 20+ Year Treasury Bond Fund	12,247	1,484,092
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	309	37,516
iShares Dow Jones U.S. Real Estate Index Fund	5,439	352,012
iShares MSCI Emerging Markets Index Fund	9,678	429,219
iShares Russell 2000 Index Fund	528	44,505
iShares S&P 500 Index Fund	11,861	1,697,072
Market Vectors Gold Miners Fund	6,919	320,973
Materials Select Sector SPDR Fund	456	17,118
Technology Select Sector SPDR Fund	3,495	101,180
Utilities Select Sector SPDR Fund	133	4,648

Total Exchange Traded Funds (Cost $4,329,796)		4,785,239

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	708,397	708,397

Total Money Market Fund (Cost $708,397)		708,397

Total Investments (Cost $59,581,998) — 100.2%		61,271,902
Liabilities in Excess of Other Assets — (0.2)%		(100,060)

Net Assets — 100.0%		$61,171,842

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 58.4%(a)
RidgeWorth Aggressive Growth Stock Fund*	4,874	71,013
RidgeWorth International Equity Fund	283,753	3,217,758
RidgeWorth International Equity Index Fund	3,790	44,720
RidgeWorth Large Cap Core Growth Stock Fund	7,067	103,816
RidgeWorth Large Cap Growth Stock Fund	1,110,910	10,631,406
RidgeWorth Large Cap Value Equity Fund	767,629	10,908,015
RidgeWorth Mid-Cap Value Equity Fund	386,878	4,545,821
RidgeWorth Select Large Cap Growth Stock Fund*	158,841	4,036,151
RidgeWorth Small Cap Growth Stock Fund*	124,519	1,901,403
RidgeWorth Small Cap Value Equity Fund	138,121	1,908,827

Total Equity Funds (Cost $32,444,872)		37,368,930

Fixed Income Funds 27.3%(a)
RidgeWorth Corporate Bond Fund	36,353	341,353
RidgeWorth High Income Fund	186,004	1,339,226
RidgeWorth Intermediate Bond Fund	382,173	3,944,025
RidgeWorth Seix Floating Rate High Income Fund	53,603	481,354
RidgeWorth Seix High Yield Fund	135,236	1,373,994
RidgeWorth Total Return Bond Fund	889,250	9,666,150
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	33,089	336,512

Total Fixed Income Funds (Cost $16,795,232)		17,482,614

Exchange Traded Funds 13.0%
Consumer Discretionary Select Sector SPDR Fund	3,513	166,622
Consumer Staples Select Sector SPDR Fund	3,208	111,735
Energy Select Sector SPDR Fund	2,766	197,603
Financial Select Sector SPDR Fund	14,521	238,144
Health Care Select Sector SPDR Fund	5,560	222,122
Industrial Select Sector SPDR Fund	4,662	176,690
iShares Barclays 20+ Year Treasury Bond Fund	4,308	522,043
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	352	42,736
iShares Dow Jones U.S. Real Estate Index Fund	14,124	914,105
iShares MSCI Emerging Markets Index Fund	24,162	1,071,585
iShares Russell 2000 Index Fund	1,309	110,336
iShares S&P 500 Index Fund	22,879	3,273,527
Market Vectors Gold Miners Fund	18,340	850,793
Materials Select Sector SPDR Fund	1,615	60,627
Technology Select Sector SPDR Fund	12,931	374,352
Utilities Select Sector SPDR Fund	469	16,392

Total Exchange Traded Funds (Cost $7,630,543)		8,349,412

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.3%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	798,663	798,663

Total Money Market Fund (Cost $798,663)		798,663

Total Investments (Cost $57,669,310) — 100.0%		63,999,619
Other Assets in Excess of Liabilities — 0.0%(c)		21,161

Net Assets — 100.0%		$64,020,780

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 41.9%(a)
RidgeWorth Aggressive Growth Stock Fund*	11,861	172,808
RidgeWorth International Equity Fund	547,137	6,204,533
RidgeWorth International Equity Index Fund	18,046	212,941
RidgeWorth Large Cap Core Growth Stock Fund	16,070	236,068
RidgeWorth Large Cap Growth Stock Fund	2,122,496	20,312,286
RidgeWorth Large Cap Value Equity Fund	1,506,251	21,403,832
RidgeWorth Mid-Cap Value Equity Fund	743,119	8,731,644
RidgeWorth Select Large Cap Growth Stock Fund*	305,018	7,750,499
RidgeWorth Small Cap Growth Stock Fund*	236,395	3,609,748
RidgeWorth Small Cap Value Equity Fund	262,346	3,625,615

Total Equity Funds (Cost $64,948,425)		72,259,974

Fixed Income Funds 46.5%(a)
RidgeWorth Corporate Bond Fund	166,608	1,564,448
RidgeWorth High Income Fund	804,809	5,794,625
RidgeWorth Intermediate Bond Fund	1,743,413	17,992,017
RidgeWorth Seix Floating Rate High Income Fund	276,245	2,480,680
RidgeWorth Seix High Yield Fund	570,677	5,798,073
RidgeWorth Total Return Bond Fund	4,123,378	44,821,124
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	182,154	1,852,507

Total Fixed Income Funds (Cost $77,424,811)		80,303,474

Exchange Traded Funds 10.3%
Consumer Discretionary Select Sector SPDR Fund	4,850	230,036
Consumer Staples Select Sector SPDR Fund	4,368	152,137
Energy Select Sector SPDR Fund	3,922	280,188
Financial Select Sector SPDR Fund	20,417	334,839
Health Care Select Sector SPDR Fund	7,729	308,774
Industrial Select Sector SPDR Fund	6,535	247,676
iShares Barclays 20+ Year Treasury Bond Fund	20,809	2,521,635
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,274	154,676
iShares Dow Jones U.S. Real Estate Index Fund	27,076	1,752,359
iShares MSCI Emerging Markets Index Fund	46,529	2,063,561
iShares Russell 2000 Index Fund	3,194	269,222
iShares S&P 500 Index Fund	50,014	7,156,003
Market Vectors Gold Miners Fund	36,042	1,671,988
Materials Select Sector SPDR Fund	2,509	94,188
Technology Select Sector SPDR Fund	18,260	528,627
Utilities Select Sector SPDR Fund	517	18,069

Total Exchange Traded Funds (Cost $16,052,390)		17,783,978

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.4%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	2,333,262	2,333,262

Total Money Market Fund (Cost $2,333,262)		2,333,262

Total Investments (Cost $160,758,888) — 100.1%		172,680,688
Liabilities in Excess of Other Assets — (0.1)%		(119,598)

Net Assets — 100.0%		$172,561,090

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 1.0%
Credit Card 0.3%
Cabela’s Master Credit Card Trust, Series 2012-1A, Cl A1, 1.630%, 02/18/20(a)	1,282,000	1,314,336

Home Equity 0.3%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.640%, 07/25/35(b)	1,857,000	1,809,878

Other 0.4%
Dominos Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,959,703	2,202,265

Total Asset-Backed Securities (Cost $4,932,407)		5,326,479

Collateralized Mortgage Obligations 7.8%
Agency Collateralized Mortgage Obligations 5.1%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	36,000	38,964
Series 3774, Cl EW, 3.500%, 12/15/25	39,000	42,220
Series 3788, Cl YB, 3.500%, 01/15/26	9,765,488	10,571,463
Series 3800, Cl CB, 3.500%, 02/15/26	42,000	45,739
Series 3806, Cl L, 3.500%, 02/15/26	399,000	434,215
Series 3825, Cl CB, REMIC, 3.500%, 03/15/26	23,000	24,859
Series 3829, Cl BE, 3.500%, 03/15/26	58,000	62,761
Series 3877, Cl LM, 3.500%, 06/15/26	26,000	28,389
Series 3907, Cl MD, 3.500%, 08/15/26	2,818,475	3,073,009
Series 3950, Cl YB, 3.000%, 11/15/26	626,000	670,948
Series 3980, Cl LG, 3.000%, 01/15/27	2,536,000	2,732,819
Series 4065, Cl CL, 3.000%, 06/15/27	838,000	889,182
Series 4077, Cl B, 3.000%, 07/15/27	731,000	774,911

		19,389,479

Federal National Mortgage Association
Series 2010-144, Cl YB, 3.000%, 12/25/25	279,000	300,856
Series 2011-36, Cl DB, 3.000%, 05/25/26	241,000	257,404
Series 2011-44, Cl EB, 3.000%, 05/25/26	154,000	164,617
Series 2011-46, Cl B, 3.000%, 05/25/26	4,925,000	5,223,933
Series 2012-100, Cl EW, REMIC, 3.000%, 09/25/27	500,941	516,259
Series 2012-17, Cl BC, 3.500%, 03/25/27	1,379,000	1,504,820

		7,967,889

		27,357,368

Commercial Mortgage Backed Securities 2.7%
Banc of America Commercial Mortgage, Inc.
Series 2005-3, Cl A3B, 5.090%, 07/10/43(b)	402,000	423,235
Series 2005-6, Cl AM, 5.189%, 09/10/47(b)	199,000	219,826

		643,061

DBUBS Mortgage Trust
Series 2011-LC3A, Cl A2, 3.642%, 08/10/44	1,784,000	1,940,999

GS Mortgage Securities Corp. II

See Notes to Schedules of Portfolio Investments.

Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	4,015,000	4,337,123
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	1,195,000	1,214,057

		5,551,180

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(b)	2,295,000	2,499,886

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Cl AM, 5.217%, 02/15/31(b)	1,391,000	1,533,648

Merrill Lynch Mortgage Trust
Series 2005-LC1, Cl AM, 5.310%, 01/12/44(b)	1,146,000	1,266,503

RBSCF Trust
Series 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a)(b)	364,000	382,170

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl AMFX, 5.179%, 07/15/42(b)	170,000	186,222
Series 2005-C21, Cl AM, 5.240%, 10/15/44(b)	628,000	692,726

		878,948

		14,696,395

Total Collateralized Mortgage Obligations (Cost $39,483,413)		42,053,763

Corporate Bonds 22.3%
Aerospace/Defense 0.4%
Boeing Co. (The), 5.125%, 02/15/13	720,000	723,977
United Technologies Corp., 3.100%, 06/01/22	1,406,000	1,488,937

		2,212,914

Auto Manufacturers 0.3%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	584,000	630,005
Volkswagen International Finance, 2.375%, 03/22/17(a)	923,000	950,671

		1,580,676

Banks 0.5%
HSBC Bank PLC, 3.100%, 05/24/16(a)	407,000	430,309
HSBC Bank PLC, 3.500%, 06/28/15(a)	1,047,000	1,110,554
Wells Fargo & Co., 1.250%, 02/13/15, MTN	1,469,000	1,482,776

		3,023,639

Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	1,807,000	1,818,312
Diageo Capital PLC, 5.200%, 01/30/13	488,000	489,795
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	913,000	951,706

		3,259,813

Biotechnology 0.1%
Life Technologies Corp., 5.000%, 01/15/21	286,000	322,297

Chemicals 0.4%
Air Products & Chemicals, Inc., 4.150%, 02/01/13	851,000	853,523
Praxair, Inc., 4.625%, 03/30/15	1,033,000	1,124,683

		1,978,206

Commercial Services 0.6%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	615,000	641,926
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,040,000	1,189,309
ERAC USA Finance LLC, 5.600%, 05/01/15(a)	1,099,000	1,202,973

		3,034,208

Computers 0.6%
IBM Corp., 0.875%, 10/31/14	2,132,000	2,149,966

See Notes to Schedules of Portfolio Investments.

IBM Corp., 4.000%, 06/20/42	919,000	972,638

		3,122,604

Diversified Financial Services 2.4%
American Express Credit Corp., 2.375%, 03/24/17, MTN	807,000	844,378
CME Group, Inc., 5.400%, 08/01/13	573,000	589,329
CME Group, Inc., 5.750%, 02/15/14	514,000	542,812
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,527,000	1,684,947
General Electric Capital Corp., Series A, 7.125%(b)(c)	600,000	678,174
General Electric Capital Corp., Series B, 6.250%(b)(c)	2,100,000	2,286,858
John Deere Capital Corp., 1.250%, 12/02/14, MTN	804,000	814,684
Lazard Group LLC, 7.125%, 05/15/15	961,000	1,068,327
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	772,000	795,398
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	822,000	895,432
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	1,064,000	1,081,438
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	452,000	479,304
Woodside Finance Ltd., 4.600%, 05/10/21(a)	1,327,000	1,462,587

		13,223,668

Electric 0.7%
Alabama Power Co., 5.800%, 11/15/13	553,000	577,974
Dominion Resources, Inc., 1.950%, 08/15/16	421,000	432,654
Duke Energy Carolinas LLC, 4.300%, 06/15/20	310,000	353,454
Exelon Generation Co. LLC, 6.200%, 10/01/17	708,000	836,088
Georgia Power Co., 6.000%, 11/01/13	313,000	326,884
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	616,000	777,602
Southern California Edison Co., 5.750%, 03/15/14	578,000	613,525

		3,918,181

Electronics 0.1%
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	341,000	353,068

Food 0.2%
Kellogg Co., 4.250%, 03/06/13	620,000	624,112
Kroger Co. (The), 7.500%, 01/15/14	427,000	456,745

		1,080,857

Healthcare - Products 0.4%
Becton Dickinson and Co., 3.250%, 11/12/20	337,000	361,747
Covidien International Finance SA, 6.000%, 10/15/17	809,000	979,909
Stryker Corp., 2.000%, 09/30/16	584,000	608,107

		1,949,763

Healthcare - Services 0.4%
Roche Holdings, Inc., 7.000%, 03/01/39(a)	1,408,000	2,121,484

Household Products/Wares 0.1%
Clorox Co. (The), 3.050%, 09/15/22	586,000	604,190

Insurance 1.0%
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,291,000	1,359,143
Berkshire Hathaway, Inc., 4.600%, 05/15/13	738,000	749,440
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	531,000	548,862
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	2,039,000	2,175,430
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	543,000	736,457

		5,569,332

Internet 0.1%
eBay, Inc., 2.600%, 07/15/22	674,000	680,901

Machinery-Diversified 0.2%
Deere & Co., 3.900%, 06/09/42	1,311,000	1,339,905

See Notes to Schedules of Portfolio Investments.

Media 1.0%
Comcast Corp., 3.125%, 07/15/22	951,000	990,785
Comcast Corp., 4.650%, 07/15/42	991,000	1,044,576
Thomson Reuters Corp., 5.950%, 07/15/13	178,000	183,006
Time Warner Cable, Inc., 5.850%, 05/01/17	1,676,000	1,979,889
Time Warner Cable, Inc., 8.250%, 02/14/14	694,000	751,775
Time Warner, Inc., 6.200%, 03/15/40	236,000	289,009

		5,239,040

Mining 1.1%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	310,000	347,528
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	549,000	634,061
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	794,000	935,406
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	832,000	842,032
Kinross Gold Corp., 5.125%, 09/01/21	2,154,000	2,210,043
Newmont Mining Corp., 6.250%, 10/01/39	907,000	1,092,340

		6,061,410

Miscellaneous Manufacturer 0.9%
3M Co., 1.375%, 09/29/16	559,000	570,482
General Electric Co., 4.125%, 10/09/42	675,000	694,337
General Electric Co., 5.250%, 12/06/17	521,000	614,337
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,347,000	1,677,318
Siemens Financieringsmat, 6.125%, 08/17/26(a)	929,000	1,221,530

		4,778,004

Office/Business Equipment 0.3%
Xerox Corp., 6.350%, 05/15/18	1,225,000	1,412,794

Oil & Gas 1.2%
BP Capital Markets PLC, 2.248%, 11/01/16	1,046,000	1,088,242
Ensco PLC, 4.700%, 03/15/21	836,000	940,798
Phillips 66, 4.300%, 04/01/22(a)	967,000	1,080,544
Shell International Finance BV, 6.375%, 12/15/38	2,020,000	2,838,031
Statoil ASA, 3.125%, 08/17/17	354,000	385,282

		6,332,897

Oil & Gas Services 0.6%
Baker Hughes, Inc., 5.125%, 09/15/40	662,000	796,788
Schlumberger Investment SA, 3.300%, 09/14/21(a)	927,000	987,164
Weatherford International Ltd., 5.125%, 09/15/20	603,000	664,500
Weatherford International Ltd., 6.500%, 08/01/36	534,000	594,651

		3,043,103

Pharmaceuticals 0.6%
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	907,000	1,104,766
Merck & Co., Inc, 6.550%, 09/15/37	584,000	836,931
Novartis Securities Investment Ltd., 5.125%, 02/10/19	512,000	611,929
Watson Pharmaceuticals, 3.250%, 10/01/22	606,000	618,634

		3,172,260

Pipelines 1.9%
El Paso Natural Gas Co., 5.950%, 04/15/17	621,000	717,984
Energy Transfer Partners LP, 6.050%, 06/01/41	531,000	604,138
Energy Transfer Partners LP, 6.625%, 10/15/36	576,000	676,352
Enterprise Products Operating LLC, 5.250%, 01/31/20	1,189,000	1,412,865
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	690,000	786,561
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	2,290,000	2,426,892
Southern Natural Gas Co., 5.900%, 04/01/17(a)	413,000	485,285
TC Pipelines LP, 4.650%, 06/15/21	664,000	706,058
TransCanada PipeLines Ltd., 6.100%, 06/01/40	716,000	954,161

See Notes to Schedules of Portfolio Investments.

Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	394,000	482,478
Williams Partners LP, 4.125%, 11/15/20	957,000	1,039,185

		10,291,959

Real Estate Investment Trusts 1.0%
BioMed Realty LP, 3.850%, 04/15/16	883,000	931,297
Digital Realty Trust LP, 4.500%, 07/15/15	1,824,000	1,940,747
Digital Realty Trust LP, 5.875%, 02/01/20	257,000	293,650
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,010,000	2,298,230

		5,463,924

Retail 1.4%
AutoZone, Inc., 3.700%, 04/15/22	813,000	854,708
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,150,000	1,118,948
Wal-Mart Stores, Inc., 5.250%, 09/01/35	278,000	337,713
Wal-Mart Stores, Inc., 6.500%, 08/15/37	2,136,000	3,003,632
Walgreen Co., 4.875%, 08/01/13	528,000	541,025
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,668,000	1,695,594

		7,551,620

Semiconductors 0.6%
Analog Devices, Inc., 3.000%, 04/15/16	212,000	224,839
Intel Corp., 1.950%, 10/01/16	649,000	670,485
Intel Corp., 4.800%, 10/01/41	2,163,000	2,380,613

		3,275,937

Software 0.4%
Fiserv, Inc., 4.750%, 06/15/21	721,000	794,962
Oracle Corp., 5.750%, 04/15/18	1,270,000	1,545,597

		2,340,559

Telecommunication Services 1.9%
AT&T, Inc., 4.350%, 06/15/45(a)	636,000	638,859
AT&T, Inc., 5.550%, 08/15/41	845,000	1,014,105
CC Holdings GS V LLC, 3.849%, 04/15/23(a)	750,000	762,983
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,082,000	1,148,868
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	508,000	533,270
Cisco Systems, Inc., 5.500%, 02/22/16	566,000	646,969
Cisco Systems, Inc., 5.500%, 01/15/40	1,076,000	1,367,537
Juniper Networks, Inc., 3.100%, 03/15/16	172,000	178,289
Rogers Communications, Inc., 7.500%, 03/15/15	774,000	881,523
SBA Tower Trust, 2.933%, 12/15/42(a)	1,200,000	1,248,880
SBC Communications, Inc., 5.100%, 09/15/14	729,000	783,091
Verizon Communications, Inc., 5.250%, 04/15/13	557,000	564,625
Verizon Communications, Inc., 5.550%, 02/15/16	630,000	717,404

		10,486,403

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	531,000	571,202

Trucking & Leasing 0.2%
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	499,000	515,816
Aviation Capital Group Corp., 7.125%, 10/15/20(a)	686,000	722,461

		1,238,277

Total Corporate Bonds (Cost $110,900,000)		120,635,095

U.S. Government Agency Mortgages 23.1%
Federal Home Loan Mortgage Corporation
Pool #J16712, 3.000%, 10/01/26	1,131,269	1,189,647
Pool #J18446, 3.000%, 03/01/27	2,920,518	3,083,094
Pool #J18800, 3.000%, 04/01/27	1,353,495	1,428,839

See Notes to Schedules of Portfolio Investments.

Pool #J19119, 2.500%, 05/01/27	953,010	996,391
Pool #J19132, 3.000%, 05/01/27	2,368,428	2,500,271
Pool #J19310, 3.000%, 06/01/27	1,407,921	1,485,855
Pool #G14517, 2.500%, 07/01/27	1,596,495	1,675,904
Pool #J20064, 2.500%, 08/01/27	1,442,452	1,508,114
Pool #J20257, 3.000%, 08/01/27	2,370,934	2,502,175
Pool #J20420, 2.500%, 09/01/27	649,107	678,655
Pool #J20405, 2.500%, 09/01/27	1,810,580	1,892,999
Pool #J20739, 2.500%, 10/01/27	1,697,161	1,776,804
Pool #J20922, 2.500%, 10/01/27	732,910	767,304
Pool #J20729, 2.500%, 10/01/27	216,802	227,585
Pool #J20766, 2.500%, 10/01/27	2,750,014	2,875,197
Pool #J20737, 2.500%, 10/01/27	8,897,438	9,302,457
Pool #J20738, 2.500%, 10/01/27	3,481,823	3,641,135
Pool #J20958, 2.500%, 11/01/27	672,605	703,223
Pool #J21113, 2.500%, 11/01/27	1,192,744	1,248,716
Pool #J21155, 2.500%, 11/01/27	784,519	820,415
Pool #J21147, 2.500%, 11/01/27	364,401	381,501
Pool #J21297, 2.500%, 11/01/27	1,178,796	1,232,732
Pool #J21295, 2.500%, 12/01/27	802,609	840,273
Pool #A12413, 5.000%, 08/01/33	365,460	396,911
Pool #G05052, 5.000%, 10/01/33	213,161	231,506
Pool #G01797, 5.500%, 12/01/33	7,575,409	8,252,210
Pool #G01779, 5.000%, 04/01/35	431,043	465,983
Pool #A46278, 5.000%, 07/01/35	1,398,095	1,542,882
Pool #G01837, 5.000%, 07/01/35	2,982,024	3,220,021
Pool #G02162, 5.500%, 05/01/36	1,495,536	1,618,401
Pool #G02252, 5.500%, 07/01/36	5,251,164	5,682,570
Pool #Z40004, 6.000%, 08/01/36	521,673	567,058
Pool #G02424, 5.500%, 12/01/36	729,698	789,646
Pool #G04997, 5.000%, 01/01/37	939,197	1,014,154
Pool #G05254, 5.000%, 01/01/37	1,270,593	1,371,999
Pool #G03296, 6.000%, 09/01/37	715,904	790,715
Pool #G05326, 5.000%, 02/01/38	1,184,982	1,279,556
Pool #G03871, 5.500%, 02/01/38	2,090,722	2,314,752
Pool #G04337, 5.500%, 04/01/38	141,934	153,328
Pool #G06079, 6.000%, 07/01/39	3,122,719	3,403,173
Pool #1B8740, 2.410%, 09/01/41(b)	2,961,732	3,078,463

		78,932,614

Federal National Mortgage Association
Pool #AM2137, 1.950%, 08/01/20(d)	549,000	553,804
Pool #AM0738, 2.290%, 09/01/20	2,219,412	2,282,899
Pool #AM1003, 2.150%, 12/01/20	609,323	619,855
Pool #471145, 3.150%, 04/01/22	1,540,196	1,660,877
Pool #471783, 2.790%, 07/01/22	1,388,030	1,459,594
Pool #AM0137, 2.690%, 08/01/22	1,068,897	1,117,345
Pool #AM0418, 2.720%, 08/01/22	894,356	938,920
Pool #AJ1910, 2.500%, 05/01/27	1,626,402	1,702,978
Pool #AO3012, 2.500%, 05/01/27	931,532	976,047
Pool #AO4429, 2.500%, 08/01/27	4,474,681	4,700,047
Pool #AP4725, 3.000%, 08/01/27	433,733	460,177
Pool #AP1220, 2.500%, 09/01/27	1,507,305	1,578,274
Pool #AP7520, 3.000%, 09/01/27	783,335	833,052
Pool #AI9132, 3.000%, 09/01/27	346,237	366,265
Pool #AP1221, 2.500%, 10/01/27	925,127	968,686
Pool #AP9774, 2.500%, 10/01/27	3,317,533	3,476,066
Pool #AM1589, 2.420%, 12/01/27	549,000	559,341
Pool #725773, 5.500%, 09/01/34	89,026	97,397
Pool #735036, 5.500%, 12/01/34	338,951	370,822

See Notes to Schedules of Portfolio Investments.

Pool #827943, 5.000%, 05/01/35	407,094	443,093
Pool #735500, 5.500%, 05/01/35	1,837,048	2,007,488
Pool #357829, 6.000%, 06/01/35	1,000,432	1,092,537
Pool #888344, 5.000%, 10/01/35	2,643,684	2,870,375
Pool #888632, 5.000%, 04/01/36	144,213	156,759
Pool #878094, 6.000%, 04/01/36	2,867,592	3,230,874
Pool #190370, 6.000%, 06/01/36	2,203,563	2,412,484
Pool #889505, 6.000%, 08/01/36(d)	799,597	881,030
Pool #AD0784, 6.000%, 05/01/37	876,663	959,780
Pool #995082, 5.500%, 08/01/37	1,280,581	1,400,993
Pool #889529, 6.000%, 03/01/38	64,765	72,322
Pool #995724, 6.000%, 04/01/39	264,397	294,603
Pool #AD0439, 6.000%, 07/01/39	604,972	664,901
Pool #AD7136, 5.000%, 07/01/40	464,740	505,752

		41,715,437

Government National Mortgage Association
Pool #778065, 3.000%, 08/15/27(d)	1,767,304	1,888,383
Pool #AB2768, 3.000%, 08/15/27	1,292,520	1,381,071
Pool #AA8346, 3.000%, 11/15/27	1,216,598	1,299,948

		4,569,402

Total U.S. Government Agency Mortgages (Cost $123,226,440)		125,217,453

U.S. Treasury Obligations 42.5%
U.S. Treasury Bond 3.6%
2.750%, 08/15/42	20,052,000	19,362,712

U.S. Treasury Notes 38.9%
0.625%, 02/28/13	37,467,000	37,499,184
0.375%, 11/15/15	52,312,000	52,361,069
1.750%, 05/31/16(e)	34,284,000	35,813,375
1.000%, 03/31/17	47,205,000	48,049,545
0.625%, 08/31/17	23,787,000	23,764,688
1.625%, 11/15/22	13,423,000	13,276,179

		210,764,040

Total U.S. Treasury Obligations (Cost $229,923,638)		230,126,752

Preferred Stocks 1.1%
Banks 0.7%
PNC Financial Services Group, Inc., Series P, 6.125%(b)(c)	52,675	1,459,624
US Bancorp, Series F, 6.500%(b)(c)	32,175	921,492
US Bancorp, Series G, 6.000%(b)(c)	46,675	1,294,765

		3,675,881

Electric 0.1%
SCE Trust I, 5.625%(c)	25,675	662,415

Insurance 0.3%
Arch Capital Group Ltd., Series C, 6.750%(c)	19,775	530,563
Reinsurance Group of America, Inc., 6.200%(b)	30,625	830,244

		1,360,807

Real Estate Investment Trust 0.0%(f)
Public Storage, Series U, 5.625%(c)	8,700	226,026

Total Preferred Stocks (Cost $5,568,369)		5,925,129

See Notes to Schedules of Portfolio Investments.

Money Market Fund 7.4%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	40,045,716	40,045,716

Total Money Market Fund (Cost $40,045,716)		40,045,716

Total Investments (Cost $554,079,983) — 105.2%		569,330,387
Liabilities in Excess of Other Assets — (5.2)%		(28,063,544)

Net Assets — 100.0%		$541,266,843

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.6% of net assets as of December 31, 2012.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Less than 0.05% of Net Assets.
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

LP	– Limited Partnership
MTN	– Medium Term Note
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 89.4%
Aerospace/Defense 0.9%
United Technologies Corp., 4.500%, 06/01/42	648,000	720,032

Auto Manufacturers 1.1%
Volkswagen International Finance, 2.375%, 03/22/17(a)	791,000	814,714

Banks 2.9%
HSBC Bank PLC, 3.100%, 05/24/16(a)	416,000	439,824
HSBC Bank PLC, 3.500%, 06/28/15(a)	585,000	620,510
Wells Fargo & Co., 1.250%, 02/13/15, MTN	1,176,000	1,187,029

		2,247,363

Beverages 2.2%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	654,000	658,094
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	978,000	1,019,462

		1,677,556

Biotechnology 0.5%
Life Technologies Corp., 5.000%, 01/15/21	361,000	406,816

Commercial Services 1.6%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	611,000	637,751
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	518,000	592,367

		1,230,118

Cosmetics/Personal Care 0.4%
Colgate-Palmolive Co., 0.600%, 11/15/14, MTN	319,000	320,179

Diversified Financial Services 15.8%
American Express Credit Corp., 2.375%, 03/24/17, MTN	691,000	723,005
CME Group, Inc., 5.750%, 02/15/14	1,176,000	1,241,920
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,070,000	1,180,677
General Electric Capital Corp., Series A, 7.125%(b)(c)	600,000	678,174
General Electric Capital Corp., Series B, 6.250%(b)(c)	1,700,000	1,851,266
John Deere Capital Corp., 1.250%, 12/02/14, MTN	633,000	641,411
Lazard Group LLC, 6.850%, 06/15/17	810,000	936,212
Lazard Group LLC, 7.125%, 05/15/15	269,000	299,043
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	650,000	669,700
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	645,000	702,620
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	938,000	953,373
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	724,000	767,735
Woodside Finance Ltd., 4.600%, 05/10/21(a)	1,389,000	1,530,922

		12,176,058

Electric 1.2%
Alabama Power Co., 5.800%, 11/15/13	81,000	84,658
Dominion Resources, Inc., 1.950%, 08/15/16	299,000	307,277
Exelon Generation Co. LLC, 6.200%, 10/01/17	429,000	506,612

		898,547

See Notes to Schedules of Portfolio Investments.

Electronics 0.4%
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	279,000	288,874

Healthcare - Products 1.8%
Covidien International Finance SA, 3.200%, 06/15/22	852,000	891,956
Stryker Corp., 2.000%, 09/30/16	449,000	467,535

		1,359,491

Healthcare - Services 0.5%
UnitedHealth Group, Inc., 1.400%, 10/15/17	400,000	400,626

Household Products/Wares 0.6%
Clorox Co. (The), 3.050%, 09/15/22	480,000	494,900

Insurance 4.6%
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	300,000	332,534
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,282,000	1,349,668
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	532,000	549,896
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	994,000	1,348,137

		3,580,235

Internet 0.7%
eBay, Inc., 2.600%, 07/15/22	571,000	576,847

Machinery-Construction & Mining 1.0%
Caterpillar, Inc., 3.803%, 08/15/42	759,000	756,165

Machinery-Diversified 0.5%
Deere & Co., 3.900%, 06/09/42	356,000	363,849

Media 4.2%
Comcast Corp., 3.125%, 07/15/22	558,000	581,344
Comcast Corp., 4.650%, 07/15/42	843,000	888,575
Thomson Reuters Corp., 5.950%, 07/15/13	24,000	24,675
Time Warner Cable, Inc., 5.850%, 05/01/17	612,000	722,967
Time Warner, Inc., 6.200%, 03/15/40	377,000	461,680
Walt Disney Co. (The), 3.750%, 06/01/21, MTN	532,000	587,850

		3,267,091

Mining 6.3%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	816,000	942,430
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753,000	887,104
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	661,000	668,970
Kinross Gold Corp., 5.125%, 09/01/21	1,272,000	1,305,095
Newmont Mining Corp., 6.250%, 10/01/39	910,000	1,095,953

		4,899,552

Miscellaneous Manufacturer 2.0%
3M Co., 1.375%, 09/29/16	417,000	425,565
General Electric Co., 4.125%, 10/09/42	551,000	566,785
General Electric Co., 5.250%, 12/06/17	455,000	536,513

		1,528,863

Office/Business Equipment 0.5%
Xerox Corp., 2.950%, 03/15/17	355,000	364,238

Oil & Gas 4.2%
BP Capital Markets PLC, 2.248%, 11/01/16	839,000	872,882
Ensco PLC, 4.700%, 03/15/21	748,000	841,767
Phillips 66, 4.300%, 04/01/22(a)	595,000	664,864
Shell International Finance BV, 2.375%, 08/21/22	359,000	360,680
Shell International Finance BV, 3.625%, 08/21/42	503,000	498,556

		3,238,749

See Notes to Schedules of Portfolio Investments.

Oil & Gas Services 2.1%
Baker Hughes, Inc., 5.125%, 09/15/40	642,000	772,716
Weatherford International Ltd., 5.125%, 09/15/20	273,000	300,843
Weatherford International Ltd., 6.500%, 08/01/36	499,000	555,675

		1,629,234

Pharmaceuticals 0.7%
Watson Pharmaceuticals, 3.250%, 10/01/22	494,000	504,299

Pipelines 9.5%
El Paso Natural Gas Co., 5.950%, 04/15/17	329,000	380,381
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	355,000	432,862
Enbridge Energy Partners LP, 5.500%, 09/15/40	714,000	791,959
Energy Transfer Partners LP, 6.050%, 06/01/41	722,000	821,445
Energy Transfer Partners LP, 6.625%, 10/15/36	583,000	684,572
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	1,601,000	1,696,705
Southern Natural Gas Co., 5.900%, 04/01/17(a)	39,000	45,826
TC Pipelines LP, 4.650%, 06/15/21	712,000	757,098
TransCanada PipeLines Ltd., 6.100%, 06/01/40	805,000	1,072,765
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	65,000	79,597
Williams Partners LP, 4.125%, 11/15/20	509,000	552,712

		7,315,922

Real Estate Investment Trusts 3.3%
BioMed Realty LP, 3.850%, 04/15/16	648,000	683,443
Digital Realty Trust LP, 5.875%, 02/01/20	890,000	1,016,920
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	735,000	840,398

		2,540,761

Retail 3.7%
AutoZone, Inc., 3.700%, 04/15/22	522,000	548,779
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	678,000	659,693
Wal-Mart Stores, Inc., 6.500%, 08/15/37	385,000	541,385
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,102,000	1,120,230

		2,870,087

Semiconductors 1.6%
Analog Devices, Inc., 3.000%, 04/15/16	237,000	251,353
Intel Corp., 1.950%, 10/01/16	497,000	513,453
Intel Corp., 4.800%, 10/01/41	402,000	442,444

		1,207,250

Telecommunication Services 12.1%
AT&T, Inc., 4.350%, 06/15/45(a)	411,000	412,848
AT&T, Inc., 5.550%, 08/15/41	636,000	763,279
CC Holdings GS V LLC, 3.849%, 04/15/23(a)	588,000	598,179
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,884,000	2,000,431
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	784,000	822,999
Cisco Systems, Inc., 5.500%, 02/22/16	605,000	691,548
Cisco Systems, Inc., 5.500%, 01/15/40	846,000	1,075,220
Juniper Networks, Inc., 4.600%, 03/15/21	247,000	261,762
SBC Communications, Inc., 5.100%, 09/15/14	1,171,000	1,257,887
Verizon Communications, Inc., 5.550%, 02/15/16	1,155,000	1,315,241
Verizon Communications, Inc., 5.850%, 09/15/35	120,000	150,743

		9,350,137

Trucking & Leasing 2.5%
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	613,000	633,658

See Notes to Schedules of Portfolio Investments.

Aviation Capital Group Corp., 7.125%, 10/15/20(a)	1,233,000	1,298,534

		1,932,192

Total Corporate Bonds (Cost $64,560,563)		68,960,745

Preferred Stocks 6.5%
Banks 4.0%
PNC Financial Services Group, Inc., Series P, 6.125%(b)(c)	45,825	1,269,811
US Bancorp, Series F, 6.500%(b)(c)	29,250	837,720
US Bancorp, Series G, 6.000%(b)(c)	35,175	975,754

		3,083,285

Electric 0.8%
SCE Trust I, 5.625%(c)	23,950	617,910

Insurance 1.5%
Arch Capital Group Ltd., Series C, 6.750%(c)	16,650	446,720
Reinsurance Group of America, Inc., 6.200%(b)	25,275	685,205

		1,131,925

Real Estate Investment Trust 0.2%
Public Storage, Series U, 5.625%(c)	7,875	204,593

Total Preferred Stocks (Cost $4,711,253)		5,037,713

Money Market Fund 3.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	2,940,823	2,940,823

Total Money Market Fund (Cost $2,940,823)		2,940,823

Total Investments (Cost $72,212,639) — 99.7%		76,939,281
Other Assets in Excess of Liabilities — 0.3%		226,569

Net Assets — 100.0%		$77,165,850

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 20.6% of net assets as of December 31, 2012.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

LP	– Limited Partnership
MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.4%
Georgia 89.8%
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Pre-refunded 04/01/2014 @ 102, XLCA	2,680,000	2,897,187
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	1,885,000	2,235,327
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,991,479
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,455,000	1,673,628
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38(a)	4,000,000	4,635,760
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33(a)	3,000,000	3,552,360
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,401,680
Atlanta Airport Project, Series A, RB, 5.375%, 01/01/19, AGM, AMT(a)	5,000,000	5,265,650
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,500,000	2,805,850
Atlanta Airport Project, Series C, RB, 5.000%, 01/01/19	1,000,000	1,195,670
Burke County Development Authority, Georgia Power Company, RB, 1.400%, 11/01/48(b)	1,890,000	1,909,902
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, Pre-refunded 07/01/2015 @ 100, AGM	150,000	167,441
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, AGM	850,000	930,894
Cherokee County Board of Education, GO, 5.000%, 08/01/33, State Aid Withholding	2,000,000	2,360,180
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, AMBAC/County Guaranteed, AMT	1,000,000	1,062,810
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32	1,180,000	1,348,929
Cobb County Hospital Authority, RB, 5.250%, 04/01/21, Pre-refunded 04/01/2013 @ 103, AMBAC	1,000,000	1,037,550
Cobb County Kennestone Hospital Authority, RB, 5.000%, 04/01/29	2,165,000	2,552,925
Cobb County Kennestone Hospital Authority, RB, 5.250%, 04/01/41	1,000,000	1,117,570
DeKalb County Government Authority Water & Sewerage, Series B, RB, 5.250%, 10/01/24	1,100,000	1,414,072
DeKalb County Government Authority Water & Sewerage, Series B, RB, 5.250%, 10/01/32, AGM	2,725,000	3,432,601
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29(a)	6,300,000	7,027,272
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.250%, 11/15/39(a)	3,000,000	3,320,040
Douglas County, GO, 5.000%, 08/01/13	3,895,000	4,003,398
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	475,000	496,831
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,222,160
Forsyth County, GO, 5.000%, 03/01/25(a)	6,825,000	8,160,175
Forsyth County School District, GO, 5.000%, 02/01/23, NATL-RE	3,000,000	3,255,600
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/31, County Guaranteed	645,000	791,596
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.000%, 10/01/42(a)	5,025,000	5,616,392

See Notes to Schedules of Portfolio Investments.

Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, NATL-RE(a)	2,370,000	2,500,018
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,475,760
Georgia State, Series B, GO, 5.750%, 08/01/15	1,700,000	1,931,302
Georgia State, Series F, GO, 5.000%, 12/01/13	2,250,000	2,348,707
Georgia State, Series F, GO, 5.000%, 12/01/15	1,030,000	1,164,889
Georgia State, Series G, GO, 5.000%, 11/01/16	1,500,000	1,749,090
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34	1,065,000	1,225,826
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.500%, 08/01/28	1,800,000	2,020,842
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.625%, 08/01/34	2,000,000	2,247,220
Greene County Development Authority, RB, 5.000%, 11/15/37(c)	555,000	593,795
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Pre-refunded 01/01/2014 @ 100, NATL-RE	2,910,000	3,053,434
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,551,382
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,687,055
Houston County School District, Sales Tax, GO, 4.000%, 09/01/14, State Aid Withholding	985,000	1,044,120
Lincoln County School District, GO, 5.500%, 04/01/37, State Aid Withholding	1,000,000	1,167,510
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Pre-refunded 09/01/2014 @ 101	2,355,000	2,594,574
Municipal Electric Authority of Georgia, Series A, RB, 4.000%, 11/01/15	1,800,000	1,959,084
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,030,000	2,456,462
Municipal Electric Authority of Georgia, Series B, RB, 4.000%, 01/01/16	755,000	821,312
Private Colleges & Universities Authority, Emory University, Series B, RB, 5.000%, 09/01/29	3,000,000	3,512,040
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	3,500,000	4,085,970
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29	2,250,000	2,471,647
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,770,161
Valdosta Board of Education, Sales Tax, GO, 3.000%, 02/01/15, State Aid Withholding	1,180,000	1,238,788
Valdosta Board of Education, Sales Tax, GO, 4.000%, 02/01/16, State Aid Withholding	2,340,000	2,571,590
Walton County School District, GO, 4.000%, 08/01/16, State Aid Withholding	980,000	1,090,181
Walton County School District, Series A, GO, 5.000%, 08/01/21, Pre-refunded 08/01/2015 @ 100, NATL-RE(a)	2,575,000	2,867,443

		135,083,131

North Carolina 0.7%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	970,000	1,057,494

Puerto Rico 4.2%
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	2,560,000	2,671,565
Puerto Rico Electric Power Authority, RB, 5.125%, 07/01/29, Pre-refunded 07/01/2013 @ 100	1,100,000	1,126,895
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/28, Pre-refunded 08/01/2019 @ 100	20,000	25,773
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 6.000%, 08/01/42	2,335,000	2,496,885

		6,321,118

Virginia 1.7%
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	1,770,000	1,813,825

See Notes to Schedules of Portfolio Investments.

Virginia Small Business Financing Authority, AMT, RB, 5.000%, 01/01/40	735,000	750,487

		2,564,312

Total Municipal Bonds (Cost $133,870,443)		145,026,055

Money Market Fund 3.0%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	4,601,376	4,601,376

Total Money Market Fund (Cost $4,601,376)		4,601,376

Total Investments (Cost $138,471,819) — 99.4%		149,627,431
Other Assets in Excess of Liabilities — 0.6%		829,380

Net Assets — 100.0%		$150,456,811

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
COP	– Certificate of Participation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
XLCA	– Security guaranteed by XL Capital Assurance, Inc.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 89.4%
Alabama 4.0%
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,331,280

Alaska 4.2%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(a)	2,000,000	2,464,620

California 6.7%
California State, GO, 5.250%, 03/01/30	1,225,000	1,416,884
California State, GO, 6.500%, 04/01/33(a)	2,000,000	2,490,280

		3,907,164

District of Columbia 4.2%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30	2,000,000	2,447,140

Florida 2.5%
Miami-Dade County FL Aviation Revenue, Series A, AMT, RB, 5.000%, 10/01/22	1,250,000	1,481,700

Georgia 6.6%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,465,600
Municipal Electric Authority of Georgia, RB, 3.375%, 01/01/31	2,410,000	2,415,928

		3,881,528

Idaho 5.1%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37	2,500,000	2,954,125

Illinois 9.6%
Chicago, IL O’Hare International Airport Revenue, Series A, AMT, RB, 5.000%, 01/01/20	2,000,000	2,343,080
Illinois State, Series B, RB, 5.000%, 06/15/19	1,925,000	2,122,062
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,139,710

		5,604,852

Kansas 3.0%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	1,500,000	1,752,360

Maine 5.2%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(a)	2,500,000	3,058,900

Maryland 3.8%
Baltimore County, GO, 5.000%, 08/01/15	2,000,000	2,233,640

Nevada 2.9%
Las Vegas Valley Water District, Series B, GO, 5.000%, 06/01/37	1,500,000	1,721,925

New Jersey 4.0%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	1,955,000	2,318,337

See Notes to Schedules of Portfolio Investments.

New York 2.0%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,176,590

North Carolina 3.2%
North Carolina Municipal Power Agency No 1, Series B, RB, 5.000%, 01/01/23	1,550,000	1,880,057

South Carolina 3.8%
South Carolina Jobs-Economic Development Authority, RB, 5.000%, 11/01/28(b)	2,000,000	2,210,860

Texas 12.4%
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	1,000,000	1,096,430
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(a)	4,000,000	4,884,960
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B, RB, 7.125%, 12/01/31	1,000,000	1,269,900

		7,251,290

Washington 6.2%
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Pre-refunded 05/01/2015 @ 100, AMBAC	1,500,000	1,657,365
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(a)	1,635,000	1,982,781

		3,640,146

Total Municipal Bonds (Cost $47,099,988)		52,316,514

Money Market Fund 13.8%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(c)	8,099,788	8,099,788

Total Money Market Fund (Cost $8,099,788)		8,099,788

Total Investments (Cost $55,199,776) — 103.2%		60,416,302
Liabilities in Excess of Other Assets — (3.2)%		(1,878,944)

Net Assets — 100.0%		$58,537,358

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 1.5%
Commercial Services 0.1%
Walter Energy, Inc., Term Loan B, 5.750%, 04/02/18(a)(b)	1,099,717	1,104,753

Energy 0.4%
Aventine Renewable Energy Holdings, Inc., Term Loan B, 15.000%, 12/21/15(a)(c)(d)	5,044,649	3,733,040

Health Care 0.0%(e)
Community Health Systems, Inc., Extended Term Loan, 3.811%, 01/25/17(a)(b)	105,909	106,478

Mining 0.1%
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(b)	448,875	452,242

Oil & Gas 0.4%
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	2,705,000	2,722,582
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(b)	449,044	371,809

		3,094,391

Real Estate 0.2%
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)	2,062,970	2,078,442

Telecommunication Services 0.3%
Cequel Communications LLC, Term Loan B, 4.000%, 02/14/19(a)(b)	1,543,338	1,549,464
Level 3 Financing, Inc., 2019 Term Loan B, 5.250%, 08/01/19(a)(b)	965,000	973,145

		2,522,609

Total Bank Loans (Cost $14,196,215)		13,091,955

Corporate Bonds 86.1%
Aerospace/Defense 1.1%
BE Aerospace, Inc., 5.250%, 04/01/22	4,295,000	4,552,700
Silver II Borrower/Silver II US Holdings LLC, 7.750%, 12/15/20(b)	5,170,000	5,350,950

		9,903,650

Airlines 1.8%
Air Canada, Inc., 9.250%, 08/01/15(b)(f)	13,135,000	13,726,075
United Air Lines, Inc., 12.000%, 11/01/13(b)(g)	2,000,000	2,015,000

		15,741,075

Apparel 0.3%
Wolverine World Wide, Inc., 6.125%, 10/15/20(b)	2,760,000	2,898,000

Auto Manufacturers 0.0%(e)
General Motors Co. Escrow, 7.200% (a)(c)(d)(f)(h)(i)	17,182,000	—
General Motors Co. Escrow, 8.375% (a)(c)(d)(f)(h)(i)	36,800,000	—

		—

Banks 3.0%
Ally Financial, Inc., 7.500%, 09/15/20(g)	4,490,000	5,421,675
Ally Financial, Inc., 8.000%, 11/01/31(g)	7,345,000	9,300,606
CIT Group, Inc., 5.000%, 05/15/17	1,500,000	1,590,000
HBOS PLC, 6.000%, 11/01/33(b)	1,465,000	1,323,877
Lloyds Banking Group PLC, 6.267% (a)(b)(i)	2,000,000	1,530,000
Lloyds Banking Group PLC, 6.413% (a)(b)(i)	1,745,000	1,526,875

See Notes to Schedules of Portfolio Investments.

Lloyds Banking Group PLC, 6.657% (a)(b)(i)	1,635,000	1,451,062
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(b)	1,645,000	1,735,475
RBS Capital Trust II, 6.425% (a)(i)	1,590,000	1,383,300
Royal Bank of Scotland Group PLC, 7.648% (a)(i)	815,000	823,150
Royal Bank of Scotland Group PLC, Series U, 7.640% (a)(i)	400,000	360,000

		26,446,020

Building Materials 0.9%
Cemex Finance LLC, 9.375%, 10/12/22(b)	2,825,000	3,178,125
Masco Corp., 5.950%, 03/15/22	2,640,000	2,926,419
USG Corp., 8.375%, 10/15/18(b)	855,000	949,050
USG Corp., 9.750%, 01/15/18	1,135,000	1,285,387

		8,338,981

Chemicals 0.8%
Ineos Finance PLC, 7.500%, 05/01/20(b)	3,985,000	4,174,288
Kinove German Bondco GmbH, 9.625%, 06/15/18(b)	988,000	1,079,390
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	1,630,000	1,703,350

		6,957,028

Coal 0.6%
Arch Coal, Inc., 7.000%, 06/15/19(f)	2,220,000	2,064,600
Peabody Energy Corp., 6.250%, 11/15/21(f)	3,005,000	3,192,813

		5,257,413

Commercial Services 5.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	660,000	735,900
Cenveo Corp., 11.500%, 05/15/17	5,815,000	4,920,944
FTI Consulting, Inc., 6.000%, 11/15/22(b)	2,045,000	2,116,575
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	11,170,000	10,862,825
Lender Processing Services, Inc., 5.750%, 04/15/23	2,835,000	2,941,312
Live Nation Entertainment, Inc., 7.000%, 09/01/20(b)	1,245,000	1,299,469
Monitronics International, Inc., 9.125%, 04/01/20	3,755,000	3,867,650
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	4,577,000	4,817,292
ServiceMaster Co., 8.000%, 02/15/20	4,920,000	5,129,100
Speedy Cash, Inc., 10.750%, 05/15/18(b)(f)	2,955,000	3,147,075
UR Financing Escrow Corp., 7.375%, 05/15/20(b)	4,315,000	4,735,712
UR Financing Escrow Corp., 7.625%, 04/15/22(b)	2,135,000	2,385,863

		46,959,717

Computers 1.2%
j2 Global, Inc., 8.000%, 08/01/20	4,020,000	4,180,800
NCR Corp., 4.625%, 02/15/21(b)	4,505,000	4,505,000
NCR Corp., 5.000%, 07/15/22(b)	2,285,000	2,322,131

		11,007,931

Diversified Financial Services 4.1%
Aircastle Ltd., 6.750%, 04/15/17	3,090,000	3,306,300
Aircastle Ltd., 7.625%, 04/15/20	3,055,000	3,413,962
CNG Holdings, Inc., 9.375%, 05/15/20(b)	2,740,000	2,781,100
Community Choice Financial, Inc., 10.750%, 05/01/19	2,585,000	2,488,062
Icahn Enterprises Finance Corp., 8.000%, 01/15/18	4,630,000	4,971,462
International Lease Finance Corp., 8.250%, 12/15/20	1,405,000	1,675,463
International Lease Finance Corp., 8.750%, 03/15/17	7,430,000	8,581,650
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(b)	1,910,000	2,015,050
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(b)	1,645,000	1,842,400
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.625%, 03/15/20(b)	2,015,000	2,110,713
Serta Simmons Holdings LLC, 8.125%, 10/01/20(b)	3,420,000	3,420,000

		36,606,162

See Notes to Schedules of Portfolio Investments.

Electric 2.2%
Calpine Corp., 7.250%, 10/15/17(b)	1,895,000	2,018,175
Energy Future Holdings Corp., 10.000%, 01/15/20	2,145,000	2,397,038
GenOn Energy, Inc., 9.500%, 10/15/18(f)	3,630,000	4,283,400
GenOn Energy, Inc., 9.875%, 10/15/20	810,000	935,550
Midwest Generation LLC, Series B, 8.560%, 01/02/16(c)(f)	5,312,265	5,152,897
NRG Energy, Inc., 7.625%, 05/15/19	2,375,000	2,541,250
NRG Energy, Inc., 7.875%, 05/15/21	2,290,000	2,541,900

		19,870,210

Electrical Components & Equipment 0.4%
General Cable Corp., 5.750%, 10/01/22(b)	1,830,000	1,894,050
GrafTech International Ltd., 6.375%, 11/15/20(b)	1,450,000	1,502,563

		3,396,613

Electronics 0.8%
313 Group, Inc., 6.375%, 12/01/19(b)	3,970,000	3,935,262
313 Group, Inc., 8.750%, 12/01/20(b)	3,445,000	3,384,713

		7,319,975

Energy-Alternate Sources 0.2%
First Wind Capital LLC, 10.250%, 06/01/18(b)	1,600,000	1,644,000

Engineering & Construction 0.4%
Aguila 3 SA, 7.875%, 01/31/18(b)	3,225,000	3,418,500

Entertainment 2.2%
Carmike Cinemas, Inc., 7.375%, 05/15/19	1,310,000	1,414,800
Cinemark USA, Inc., 5.125%, 12/15/22(b)	795,000	804,938
Diamond Resorts Corp., 12.000%, 08/15/18(g)	11,325,000	12,259,312
Pinnacle Entertainment, Inc., 7.750%, 04/01/22(f)	1,170,000	1,246,050
Pinnacle Entertainment, Inc., 8.750%, 05/15/20(f)	750,000	810,000
Scientific Games International, Inc., 6.250%, 09/01/20(b)	2,650,000	2,736,125

		19,271,225

Environmental Control 1.0%
Clean Harbors, Inc., 5.125%, 06/01/21(b)	1,100,000	1,138,500
Clean Harbors, Inc., 5.250%, 08/01/20	2,155,000	2,246,588
Heckmann Corp., 9.875%, 04/15/18(f)	3,720,000	3,840,900
Heckmann Corp., 9.875%, 04/15/18(b)	1,435,000	1,470,875

		8,696,863

Food 0.4%
Post Holdings, Inc., 7.375%, 02/15/22(b)	3,445,000	3,774,428

Forest Products & Paper 0.5%
Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19(f)	6,625,000	4,703,750

Gas 0.5%
Sabine Pass LNG LP, 6.500%, 11/01/20(b)	2,230,000	2,269,025
Sabine Pass LNG LP, 7.500%, 11/30/16	1,565,000	1,725,413

		3,994,438

Healthcare - Products 2.0%
Biomet, Inc., 6.500%, 08/01/20(b)	5,825,000	6,189,062
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18(b)	3,880,000	4,069,150
Physio-Control International, Inc., 9.875%, 01/15/19(b)	6,450,000	7,078,875

		17,337,087

Healthcare - Services 4.3%
CDRT Holding Corp., PIK, 9.250%, 10/01/17(b)	7,530,000	7,680,600
CHS/Community Health Systems, Inc., 5.125%, 08/15/18	4,275,000	4,456,688
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	3,000,000	3,202,500

See Notes to Schedules of Portfolio Investments.

Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22(b)	2,000,000	2,170,000
HCA, Inc., 4.750%, 05/01/23	4,765,000	4,848,387
HCA, Inc., 6.250%, 02/15/21(j)	5,145,000	5,273,625
INC Research LLC, 11.500%, 07/15/19(b)	2,435,000	2,520,225
MedImpact Holdings, Inc., 10.500%, 02/01/18(b)	4,375,000	4,850,781
Tenet Healthcare Corp., 6.250%, 11/01/18	3,240,000	3,555,900

		38,558,706

Holding Companies-Diversified 1.0%
MMI International Ltd., 8.000%, 03/01/17(b)	3,840,000	4,070,400
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20(b)	4,285,000	4,434,975

		8,505,375

Home Builders 0.2%
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(b)	1,115,000	1,142,875
KB Home, 7.500%, 09/15/22	850,000	926,500

		2,069,375

Household Products/Wares 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg I SA, 7.875%, 08/15/19	4,875,000	5,423,438
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(b)	710,000	745,500
Spectrum Brands Escrow Corp., 6.625%, 11/15/22(b)	710,000	761,475

		6,930,413

Housewares 0.7%
Libbey Glass, Inc., 6.875%, 05/15/20	6,125,000	6,584,375

Insurance 1.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20(b)	4,010,000	4,010,000
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a), Series A	2,370,000	2,038,200
Genworth Financial, Inc., 6.150%, 11/15/66(a)	1,975,000	1,466,437
MBIA, Inc., 6.625%, 10/01/28(f)	2,650,000	1,908,000
Onex USI Aquisition Corp., 7.750%, 01/15/21(b)	5,100,000	5,023,500

		14,446,137

Internet 0.9%
CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22(b)	790,000	823,575
Mood Media Corp., 9.250%, 10/15/20(b)	2,355,000	2,481,581
Zayo Escrow Corp., 8.125%, 01/01/20	4,175,000	4,644,688

		7,949,844

Investment Companies 0.5%
Offshore Group Investments Ltd., 11.500%, 08/01/15	4,335,000	4,725,150

Iron/Steel 0.3%
APERAM, 7.375%, 04/01/16(b)	750,000	699,375
APERAM, 7.750%, 04/01/18(b)	750,000	660,000
JMC Steel Group, 8.250%, 03/15/18(b)	1,610,000	1,682,450

		3,041,825

Leisure Time 0.3%
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	640,000	712,000
Viking Cruises Ltd., 8.500%, 10/15/22(b)	1,505,000	1,625,400

		2,337,400

Lodging 1.8%
Boyd Gaming Corp., 9.000%, 07/01/20(b)	1,695,000	1,669,575
Caesars Entertainment Corp., 8.500%, 02/15/20(b)	3,930,000	3,900,525
Chester Downs & Marina LLC, 9.250%, 02/01/20(b)(f)	1,080,000	1,061,100
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	4,490,000	4,849,200
MGM Resorts International, 6.750%, 10/01/20(b)	1,640,000	1,674,850

See Notes to Schedules of Portfolio Investments.

MGM Resorts International, 7.625%, 01/15/17	2,325,000	2,487,750

		15,643,000

Machinery-Diversified 0.3%
Dematic SA/DH Services Luxembourg Sarl, 7.750%, 12/15/20(b)	1,385,000	1,385,000
Manitowoc Co., Inc. (The), 8.500%, 11/01/20(f)	790,000	886,775

		2,271,775

Media 6.1%
Block Communications, Inc., 7.250%, 02/01/20(b)	2,690,000	2,858,125
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	2,870,000	2,862,825
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22	5,400,000	5,467,500
CCO Holdings LLC/Cap Corp., 6.500%, 04/30/21(j)	1,875,000	2,022,656
CCO Holdings LLC/Cap Corp., 7.375%, 06/01/20	585,000	649,350
Cequel Communications Holdings I LLC, 6.375%, 09/15/20(b)	1,200,000	1,249,500
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22(b)	2,560,000	2,630,400
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22(b)	6,930,000	7,189,875
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20, Series B	1,895,000	1,909,213
Entravision Communications Corp., 8.750%, 08/01/17	5,667,000	6,148,695
LIN Television Corp., 6.375%, 01/15/21(b)	1,195,000	1,254,750
Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23(b)(j)	3,675,000	3,739,312
Sirius XM Radio, Inc., 5.250%, 08/15/22(b)	2,005,000	2,025,050
Univision Communications, Inc., 6.750%, 09/15/22(b)	11,685,000	12,064,762
Videotron Ltee., 5.000%, 07/15/22	1,985,000	2,081,769

		54,153,782

Mining 3.4%
Aleris International, Inc., 7.875%, 11/01/20(b)	2,150,000	2,150,000
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(f)	7,880,000	8,392,200
HudBay Minerals, Inc., 9.500%, 10/01/20(b)	1,625,000	1,718,438
Inmet Mining Corp., 7.500%, 06/01/21(b)	6,525,000	6,769,687
Inmet Mining Corp., 8.750%, 06/01/20(b)(g)	7,945,000	8,679,912
New Gold, Inc., 6.250%, 11/15/22(b)	1,265,000	1,309,275
Vulcan Materials Co., 7.500%, 06/15/21	940,000	1,071,600

		30,091,112

Miscellaneous Manufacturer 0.1%
Bombardier, Inc., 5.750%, 03/15/22(b)(f)	1,065,000	1,094,288

Oil & Gas 9.9%
Antero Resources Finance Corp., 6.000%, 12/01/20(b)	1,260,000	1,275,750
Chesapeake Energy Corp., 6.625%, 08/15/20(f)	2,935,000	3,147,787
Chesapeake Energy Corp., 6.875%, 11/15/20	310,000	335,963
CITGO Petroleum Corp., 11.500%, 07/01/17(b)	4,155,000	4,799,025
CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22(b)	1,160,000	1,154,200
Endeavour International Corp., 12.000%, 03/01/18(b)	2,625,000	2,743,125
EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	1,775,000	1,925,875
Halcon Resources Corp., 8.875%, 05/15/21(b)	3,925,000	4,160,500
Hercules Offshore, Inc., 7.125%, 04/01/17(b)	4,954,000	5,189,315
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	855,000	931,950
MEG Energy Corp., 6.375%, 01/30/23(b)	2,880,000	3,002,400
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,470,000	2,649,075
Offshore Group Investment Ltd., 7.500%, 11/01/19(b)	3,925,000	3,964,250
Plains Exploration & Production Co., 6.125%, 06/15/19	4,395,000	4,790,550
Plains Exploration & Production Co., 6.625%, 05/01/21	3,330,000	3,667,162
Plains Exploration & Production Co., 6.875%, 02/15/23	12,160,000	13,892,800
SandRidge Energy, Inc., 7.500%, 03/15/21(g)	10,860,000	11,620,200
Seadrill Ltd., 5.625%, 09/15/17(b)	2,000,000	1,985,000
United Refining Co., 10.500%, 02/28/18(g)	13,204,000	14,326,340
WPX Energy, Inc., 6.000%, 01/15/22	2,000,000	2,155,000

		87,716,267

See Notes to Schedules of Portfolio Investments.

Oil & Gas Services 1.3%
American Petroleum Tankers LLC, 10.250%, 05/01/15	453,000	473,385
Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21	5,100,000	5,457,000
Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20(b)	1,220,000	1,305,400
Oil States International, Inc., 5.125%, 01/15/23(b)	2,375,000	2,407,656
Oil States International, Inc., 6.500%, 06/01/19	2,140,000	2,279,100

		11,922,541

Packaging & Containers 0.1%
Sealed Air Corp., 6.500%, 12/01/20(b)(f)	970,000	1,047,600

Pharmaceuticals 1.1%
ConvaTec Healthcare, 10.500%, 12/15/18(b)(g)	8,920,000	9,834,300
Valeant Pharmaceuticals International, 6.500%, 07/15/16(b)	275,000	289,094

		10,123,394

Pipelines 0.5%
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	2,155,000	2,187,325
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.375%, 06/01/19(b)	2,405,000	2,453,100

		4,640,425

Real Estate Investment Trusts 0.3%
Felcor Lodging LP, 5.625%, 03/01/23(b)	2,395,000	2,383,025

Retail 4.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	2,500,000	2,743,750
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	2,320,000	2,581,000
Claire’s Stores, Inc., 9.000%, 03/15/19(b)	1,410,000	1,512,225
Dufry Finance SCA, 5.500%, 10/15/20(b)	1,625,000	1,681,875
Landry’s Holdings II, Inc., 10.250%, 01/01/18(b)	4,845,000	4,820,775
Landry’s, Inc., 9.375%, 05/01/20(b)	4,205,000	4,436,275
Limited Brands, Inc., 5.625%, 02/15/22	1,800,000	1,957,500
Party City Holdings, Inc., 8.875%, 08/01/20(b)	2,905,000	3,115,612
Penske Automotive Group, Inc., 5.750%, 10/01/22(b)	1,400,000	1,442,000
PVH Corp., 4.500%, 12/15/22	1,115,000	1,126,150
Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	5,675,000	6,157,375
Sears Holdings Corp., 6.625%, 10/15/18(f)	3,155,000	2,871,050
Toys R Us, Inc., 7.375%, 10/15/18	1,400,000	1,274,000
Toys R Us, Inc., 10.375%, 08/15/17	1,175,000	1,224,938

		36,944,525

Shipbuilding 0.6%
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,425,000	1,549,688
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21(f)	3,270,000	3,556,125

		5,105,813

Software 0.6%
First Data Corp., 6.750%, 11/01/20(b)	5,065,000	5,115,650

Storage/Warehousing 0.7%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	5,825,000	5,985,188

Telecommunication Services 13.2%
Consolidated Communications Finance Co., 10.875%, 06/01/20(b)	820,000	902,000
GeoEye, Inc., 8.625%, 10/01/16	640,000	697,600
GeoEye, Inc., 9.625%, 10/01/15	115,000	127,075
Integra Telecom, Inc., 10.750%, 04/15/16(b)(j)	9,487,000	9,913,915
Intelsat Jackson Holdings SA, 7.250%, 10/15/20(b)	4,280,000	4,643,800
Level 3 Financing, Inc., 8.125%, 07/01/19	5,985,000	6,523,650
Level 3 Financing, Inc., 8.625%, 07/15/20	5,620,000	6,238,200
NII Capital Corp., 7.625%, 04/01/21	3,995,000	3,026,213
Nortel Networks Ltd., 10.750%, 07/15/16(c)(g)	14,610,000	16,764,975
Sable International Finance Ltd., 8.750%, 02/01/20(b)(f)	1,770,000	2,026,650

See Notes to Schedules of Portfolio Investments.

Satmex Escrow SA de CV, 9.500%, 05/15/17(g)	11,270,000	11,833,500
SBA Telecommunications, Inc., 5.750%, 07/15/20(b)	4,415,000	4,690,937
Sprint Capital Corp., 6.875%, 11/15/28	3,545,000	3,686,800
Sprint Capital Corp., 6.900%, 05/01/19(g)	10,364,000	11,296,760
Sprint Nextel Corp., 7.000%, 08/15/20(g)	9,000,000	9,832,500
Trilogy International Partners LLC, 10.250%, 08/15/16(b)(f)	7,855,000	6,912,400
TW Telecom Holdings, Inc., 5.375%, 10/01/22(b)	3,985,000	4,174,287
UPCB Finance V Ltd., 7.250%, 11/15/21(b)	3,300,000	3,630,000
US West Capital Funding, Inc., 6.875%, 07/15/28	1,635,000	1,666,423
ViaSat Inc., 6.875%, 06/15/20(b)	1,475,000	1,541,375
ViaSat, Inc., 6.875%, 06/15/20	2,470,000	2,581,150
West Corp., 7.875%, 01/15/19	755,000	781,425
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)	2,455,549	2,365,956
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	1,775,000	1,797,188

		117,654,779

Transportation 1.0%
Bristow Group, Inc., 6.250%, 10/15/22	2,005,000	2,145,350
CHC Helicopter SA, 9.250%, 10/15/20	6,250,000	6,578,125

		8,723,475

Trucking & Leasing 0.6%
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	5,000,000	5,168,500

Total Corporate Bonds (Cost $725,096,143)		764,476,805

Convertible Corporate Bonds 0.7%
Airlines 0.5%
AMR Corp., 6.250%, 10/15/14(c)	5,030,000	4,350,950

Auto Parts & Equipment 0.2%
Meritor, Inc., 4.625%, 03/01/26(a)(f)	2,145,000	2,001,553

Total Convertible Corporate Bonds (Cost $5,297,748)		6,352,503

Preferred Stock 0.4%
Diversified Financial Services 0.4%
GMAC Capital Trust I, Series 2, 8.125%(a)	121,110	3,227,582

Total Preferred Stock (Cost $3,027,750)		3,227,582

Convertible Preferred Stock 0.8%
Auto Manufacturers 0.8%
General Motors Co., Series B, 4.750%, 12/01/13(f)	166,615	7,352,720

Total Convertible Preferred Stock (Cost $5,993,656)		7,352,720

Common Stock 0.1%
Energy-Alternate Sources 0.1%
Aventine Renewable Energy Holdings, Inc., *(c)(d)(h)	52,979	794,685

Total Common Stock (Cost $0)		794,685

Short-Term Investment 6.1%
RidgeWorth Funds Securities Lending Joint Account(k)	54,561,311	54,561,311

Total Short-Term Investment (Cost $54,561,311)		54,561,311

Money Market Fund 8.3%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(l)	73,732,078	73,732,078

Total Money Market Fund (Cost $73,732,078)		73,732,078

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost$881,904,901) — 104.0%	923,589,639
Liabilities in Excess of Other Assets — (4.0)%	(35,365,225)

Net Assets — 100.0%	$888,224,414

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 43.8% of net assets as of December 31, 2012.
(c)	Security is in default.
(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	Less than 0.05% of Net Assets.
(f)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was 52,717,149.
(g)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(h)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)).
(i)	Security is perpetual in nature and has no stated maturity.
(j)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).
(l)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

LP	– Limited Partnership
PIK	– Payment in-kind
ULC	– Unlimited Liability Company

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 1.9%
Agency Collateralized Mortgage Obligations 1.7%
Federal National Mortgage Association
Series 2011-46, Cl B, 3.000%, 05/25/26	10,687,000	11,335,669
Series 2012-142, Cl AC, REMIC, 2.000%, 12/25/42	6,899,000	7,027,832

		18,363,501

Commercial Mortgage Backed Security 0.2%
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Cl A3, 5.455%, 11/15/30(a)	1,753,000	1,817,794

Total Collateralized Mortgage Obligations (Cost $18,481,258)		20,181,295

Corporate Bonds 28.6%
Aerospace/Defense 0.4%
Boeing Co. (The), 5.125%, 02/15/13	243,000	244,342
United Technologies Corp., 3.100%, 06/01/22	4,049,000	4,287,842

		4,532,184

Auto Manufacturers 0.5%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	1,994,000	2,151,077
Volkswagen International Finance, 2.375%, 03/22/17(b)	2,645,000	2,724,297

		4,875,374

Banks 0.8%
HSBC Bank PLC, 3.100%, 05/24/16(b)	1,546,000	1,634,539
HSBC Bank PLC, 3.500%, 06/28/15(b)	2,102,000	2,229,594
Northern Trust Corp., 4.625%, 05/01/14	667,000	702,895
Wells Fargo & Co., 1.250%, 02/13/15, MTN	3,369,000	3,400,594

		7,967,622

Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	3,840,000	3,864,038
Diageo Capital PLC, 5.200%, 01/30/13	1,305,000	1,309,800
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	3,278,000	3,416,971

		8,590,809

Biotechnology 0.1%
Life Technologies Corp., 5.000%, 01/15/21	848,000	955,622

Chemicals 0.4%
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,300,000	1,303,855
Praxair, Inc., 4.625%, 03/30/15	2,150,000	2,340,821

		3,644,676

Commercial Services 0.6%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	1,853,000	1,934,128
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,949,000	2,228,810
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,401,000	1,533,545

		5,696,483

See Notes to Schedules of Portfolio Investments.

Computers 1.0%
IBM Corp., 0.875%, 10/31/14	5,473,000	5,519,121
IBM Corp., 1.250%, 02/06/17	4,512,000	4,559,642

		10,078,763

Diversified Financial Services 3.9%
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,973,000	2,064,383
CME Group, Inc., 5.400%, 08/01/13	2,135,000	2,195,841
CME Group, Inc., 5.750%, 02/15/14	2,522,000	2,663,368
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	4,264,000	4,705,051
General Electric Capital Corp., Series A, 7.125% (a)(c)	1,605,000	1,814,115
General Electric Capital Corp., Series B, 6.250% (a)(c)	6,000,000	6,533,880
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,050,000	2,077,240
Lazard Group LLC, 6.850%, 06/15/17	405,000	468,106
Lazard Group LLC, 7.125%, 05/15/15	2,034,000	2,261,163
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	2,146,000	2,211,041
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,957,000	2,131,827
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,899,000	2,946,512
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	1,239,000	1,313,846
Woodside Finance Ltd., 4.600%, 05/10/21(b)	4,034,000	4,446,178
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,118,000	3,364,213

		41,196,764

Electric 1.2%
Alabama Power Co., 5.800%, 11/15/13	1,994,000	2,084,051
Dominion Resources, Inc., 1.950%, 08/15/16	1,153,000	1,184,916
Duke Energy Carolinas LLC, 4.300%, 06/15/20	764,000	871,092
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,781,000	2,103,210
Georgia Power Co., 6.000%, 11/01/13	1,442,000	1,505,964
MidAmerican Energy Holdings Co., Series D, 5.000%, 02/15/14	2,682,000	2,808,462
Southern California Edison Co., 5.750%, 03/15/14	2,151,000	2,283,207

		12,840,902

Electronics 0.1%
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	1,073,000	1,110,975

Food 0.3%
Kellogg Co., 4.250%, 03/06/13	1,847,000	1,859,249
Kroger Co. (The), 7.500%, 01/15/14	1,302,000	1,392,698

		3,251,947

Healthcare - Products 0.4%
Becton Dickinson and Co., 3.250%, 11/12/20	893,000	958,576
Covidien International Finance SA, 6.000%, 10/15/17	1,608,000	1,947,704
Stryker Corp., 2.000%, 09/30/16	1,249,000	1,300,559

		4,206,839

Healthcare - Services 0.8%
Roche Holdings, Inc., 6.000%, 03/01/19(b)	6,557,000	8,162,108

Household Products/Wares 0.1%
Clorox Co. (The), 3.050%, 09/15/22	1,347,000	1,388,812

Insurance 1.2%
Berkshire Hathaway, Inc., 3.200%, 02/11/15	3,353,000	3,529,981
Berkshire Hathaway, Inc., 4.600%, 05/15/13	2,330,000	2,366,120
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	1,939,000	2,004,224
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	3,965,000	4,230,298

		12,130,623

Internet 0.2%
eBay, Inc., 2.600%, 07/15/22	1,634,000	1,650,730

See Notes to Schedules of Portfolio Investments.

Machinery-Diversified 0.4%
Deere & Co., 2.600%, 06/08/22	4,509,000	4,565,818

Media 1.5%
CC Holdings GS V LLC, 3.849%, 04/15/23(b)	2,006,000	2,040,726
Comcast Corp., 3.125%, 07/15/22	2,097,000	2,184,728
Comcast Corp., 4.950%, 06/15/16	1,221,000	1,376,340
NBCUniversal Media LLC, 4.375%, 04/01/21	2,736,000	3,073,464
Thomson Reuters Corp., 5.950%, 07/15/13	526,000	540,794
Time Warner Cable, Inc., 5.850%, 05/01/17	3,125,000	3,691,619
Time Warner Cable, Inc., 8.250%, 02/14/14	2,112,000	2,287,822
Time Warner, Inc., 4.875%, 03/15/20	534,000	623,740

		15,819,233

Mining 1.4%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	2,400,000	2,690,542
Barrick International Barbados Corp., 5.750%, 10/15/16(b)	1,447,000	1,659,898
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,134,000	2,159,732
Kinross Gold Corp., 5.125%, 09/01/21(d)	4,349,000	4,462,152
Newmont Mining Corp., 3.500%, 03/15/22	3,109,000	3,206,511

		14,178,835

Miscellaneous Manufacturer 1.1%
3M Co., 1.375%, 09/29/16	1,187,000	1,211,381
General Electric Co., 2.700%, 10/09/22	3,124,000	3,184,315
General Electric Co., 5.250%, 12/06/17	1,148,000	1,353,663
Illinois Tool Works, Inc., 6.250%, 04/01/19	3,020,000	3,760,580
Siemens Financieringsmaatschappij NV, 5.750%, 10/17/16(b)	1,976,000	2,290,559

		11,800,498

Office/Business Equipment 0.2%
Xerox Corp., 6.350%, 05/15/18	1,899,000	2,190,119

Oil & Gas 0.8%
BP Capital Markets PLC, 2.248%, 11/01/16	2,512,000	2,613,445
Ensco PLC, 4.700%, 03/15/21	2,419,000	2,722,239
Phillips 66, 4.300%, 04/01/22(b)	2,065,000	2,307,470
Statoil ASA, 3.125%, 08/17/17	763,000	830,423

		8,473,577

Oil & Gas Services 0.5%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	2,001,000	2,130,869
Weatherford International Ltd., 4.950%, 10/15/13	1,160,000	1,193,692
Weatherford International Ltd., 5.125%, 09/15/20	1,656,000	1,824,896

		5,149,457

Pharmaceuticals 0.8%
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,884,000	2,294,795
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,344,000	1,606,314
Schering-Plough Corp., Inc., 6.000%, 09/15/17	2,196,000	2,691,373
Watson Pharmaceuticals, 3.250%, 10/01/22	1,507,000	1,538,418

		8,130,900

Pipelines 3.1%
El Paso Natural Gas Co., 5.950%, 04/15/17	597,000	690,236
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	1,145,000	1,396,132
Energy Transfer Partners LP, 4.650%, 06/01/21	1,536,000	1,687,651
Energy Transfer Partners LP, 6.700%, 07/01/18	3,486,000	4,200,313
Enterprise Products Operating LLC, 5.250%, 01/31/20	5,056,000	6,007,943
Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	2,202,000	2,383,788
Kinder Morgan Energy Partners LP, 3.450%, 02/15/23	6,830,000	7,034,217
Southern Natural Gas Co., 5.900%, 04/01/17(b)	374,000	439,459

See Notes to Schedules of Portfolio Investments.

TC Pipelines LP, 4.650%, 06/15/21	2,097,000	2,229,824
TransCanada PipeLines Ltd., 3.800%, 10/01/20	1,829,000	2,040,979
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	1,074,000	1,315,183
Williams Partners LP, 4.125%, 11/15/20	2,461,000	2,672,346

		32,098,071

Real Estate Investment Trusts 1.1%
BioMed Realty LP, 3.850%, 04/15/16	1,621,000	1,709,662
Digital Realty Trust LP, 4.500%, 07/15/15	4,074,000	4,334,760
Digital Realty Trust LP, 5.875%, 02/01/20	922,000	1,053,484
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	4,150,000	4,745,102

		11,843,008

Retail 2.1%
AutoZone, Inc., 3.700%, 04/15/22	1,937,000	2,036,370
Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	9,148,000	8,958,023
Wal-Mart Stores, Inc., 4.250%, 04/15/21	4,331,000	5,029,742
Walgreen Co., 4.875%, 08/01/13	2,042,000	2,092,374
Wesfarmers Ltd., 6.998%, 04/10/13(b)	3,403,000	3,459,296

		21,575,805

Semiconductors 0.2%
Analog Devices, Inc., 3.000%, 04/15/16	841,000	891,932
Intel Corp., 1.950%, 10/01/16	1,382,000	1,427,750

		2,319,682

Software 0.7%
Fiserv, Inc., 4.750%, 06/15/21	2,183,000	2,406,939
Oracle Corp., 5.750%, 04/15/18	4,024,000	4,897,228

		7,304,167

Telecommunication Services 1.4%
AT&T, Inc., 3.875%, 08/15/21	2,047,000	2,281,398
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(b)	3,055,000	3,243,799
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,591,000	1,670,143
Cisco Systems, Inc., 5.500%, 02/22/16	1,204,000	1,376,238
Juniper Networks, Inc., 3.100%, 03/15/16	665,000	689,314
Rogers Communications, Inc., 7.500%, 03/15/15	1,045,000	1,190,169
SBC Communications, Inc., 5.100%, 09/15/14	1,848,000	1,985,120
Verizon Communications, Inc., 5.250%, 04/15/13	2,264,000	2,294,994

		14,731,175

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	1,336,000	1,437,149

Trucking & Leasing 0.4%
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	1,810,000	1,870,997
Aviation Capital Group Corp., 7.125%, 10/15/20(b)	2,483,000	2,614,971

		4,485,968

Total Corporate Bonds (Cost $276,646,746)		298,384,695

U.S. Government Agency Mortgages 5.6%
Federal Home Loan Mortgage Corporation
Pool #J18984, 3.000%, 04/01/27	4,765,740	5,031,033
Pool #J18800, 3.000%, 04/01/27	2,477,438	2,615,349
Pool #J19310, 3.000%, 06/01/27	10,003,356	10,557,083
Pool #J19417, 3.000%, 06/01/27	15,573,883	16,440,830
Pool #J19597, 3.000%, 07/01/27	873,643	922,003

		35,566,298

Federal National Mortgage Association

See Notes to Schedules of Portfolio Investments.

Pool #AM0067, 2.740%, 08/01/22	6,521,000	6,839,403
Pool #AP1217, 2.500%, 07/01/27	4,431,377	4,640,021
Pool #AB5887, 2.500%, 08/01/27	11,297,339	11,857,499

		23,336,923

Total U.S. Government Agency Mortgages (Cost $57,911,744)		58,903,221

U.S. Treasury Obligations 59.6%
U.S. Treasury Notes 59.6%
0.625%, 02/28/13	16,850,000	16,864,474
0.500%, 10/15/14	134,271,000	134,879,382
0.375%, 03/15/15	146,997,000	147,295,551
1.750%, 05/31/16	107,813,000	112,622,430
1.000%, 03/31/17(e)	66,209,000	67,393,545
0.625%, 08/31/17	66,815,000	66,752,328
2.125%, 08/15/21	15,392,000	16,180,840
1.625%, 11/15/22	61,346,000	60,674,997

Total U.S. Treasury Obligations (Cost $618,751,918)		622,663,547

Preferred Stocks 1.7%
Banks 1.0%
PNC Financial Services Group, Inc., Series P, 6.125%(a)(c)	155,500	4,308,905
US Bancorp, Series G, 6.000%(c)	234,400	6,502,256

		10,811,161

Electric 0.2%
SCE Trust I, 5.625%(c)	73,875	1,905,975

Insurance 0.4%
Arch Capital Group Ltd., Series C, 6.750%(c)	55,475	1,488,394
Reinsurance Group of America, Inc., 6.200%	89,875	2,436,511

		3,924,905

Real Estate Investment Trust 0.1%
Public Storage, Series U, 5.625%(c)	23,125	600,788

Total Preferred Stocks (Cost $16,238,411)		17,242,829

Short-Term Investment 0.5%
RidgeWorth Funds Securities Lending Joint Account(f)	4,596,121	4,596,121

Total Short-Term Investment (Cost $4,596,121)		4,596,121

Money Market Fund 4.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	49,503,854	49,503,854

Total Money Market Fund (Cost $49,503,854)		49,503,854

Total Investments (Cost $1,042,130,052) — 102.6%		1,071,475,562
Liabilities in Excess of Other Assets — (2.6)%		(27,070,488)

Net Assets — 100.0%		$1,044,405,074

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.2% of net assets as of December 31, 2012.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was 4,417,520.

See Notes to Schedules of Portfolio Investments.

(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2(i)).
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

LP	– Limited Partnership
MTN	– Medium Term Note
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.5%
Alabama 1.0%
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(a)	9,000,000	10,490,760

Alaska 4.9%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(a)	18,000,000	21,972,600
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(a)	15,500,000	19,100,805
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,807,300

		49,880,705

California 15.5%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,310,285
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/33	6,500,000	7,784,010
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(a)	5,400,000	6,466,716
California State, GO, 5.000%, 09/01/25	2,410,000	2,791,238
California State, GO, 5.000%, 09/01/26	4,000,000	4,616,560
California State, GO, 5.000%, 09/01/27	7,720,000	8,878,772
California State, GO, 5.250%, 03/01/30(a)	15,000,000	17,349,600
California State, GO, 5.500%, 04/01/19	2,620,000	3,255,822
California State, GO, 6.500%, 04/01/33(a)	24,500,000	30,505,930
California State Department of Water Resources, RB, 5.000%, 12/01/13(b)	2,320,000	2,398,509
California State Department of Water Resources, RB, 5.000%, 12/01/14(b)	3,000,000	3,232,380
California State Department of Water Resources, RB, 5.000%, 12/01/18	2,000,000	2,428,520
California State Department of Water Resources, RB, 5.000%, 12/01/20(b)	2,000,000	2,505,220
California State Department of Water Resources, RB, 5.000%, 12/01/22(b)	6,880,000	8,759,134
Contra Costa Transportation Authority, Series B, RB, 5.000%, 03/01/22	1,350,000	1,651,603
Contra Costa Transportation Authority, Series B, RB, 5.000%, 03/01/23	1,500,000	1,814,835
Contra Costa Transportation Authority, Series B, RB, 5.000%, 03/01/24	1,500,000	1,801,455
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33(a)	10,000,000	12,455,700
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	6,096,850
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,788,450
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,677,910
University of California, Series O, RB, 5.750%, 05/15/28(a)	10,000,000	12,259,700
University of California, Series O, RB, 5.750%, 05/15/29(a)	5,095,000	6,232,663

		157,061,862

District of Columbia 1.0%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(a)	8,000,000	9,788,560

Florida 3.4%
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM(a)	950,000	1,053,996
Florida State Board of Education, Lottery Revenue, Capital Outlay, Public Education Project, Series A, GO, 5.000%, 06/01/20, NATL-RE/FGIC	5,320,000	5,918,074
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/19	2,175,000	2,629,292
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/20	2,285,000	2,780,274
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/21	2,410,000	2,950,274

See Notes to Schedules of Portfolio Investments.

Highlands County Health Facilities Authority, Adventist Health, Series G, RB, 5.125%, 11/15/18(c)	2,900,000	3,293,327
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,447,720
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,668,250
Miami-Dade County FL Aviation Revenue, Series A, AMT, RB, 5.000%, 10/01/20	1,885,000	2,229,635
Miami-Dade County FL Aviation Revenue, Series A, AMT, RB, 5.000%, 10/01/21	1,750,000	2,068,465
Miami-Dade County FL Aviation Revenue, Series A, AMT, RB, 5.000%, 10/01/22	1,500,000	1,778,040
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, AGM	2,000,000	2,136,940
Tampa, RB, 5.000%, 09/01/21	1,605,000	1,907,591

		34,861,878

Georgia 3.0%
Fulton County Water & Sewer Revenue, RB, 5.000%, 01/01/19	3,500,000	4,258,695
Georgia State, Series A, GO, 5.000%, 01/01/19(b)	8,080,000	9,978,800
Georgia State, Series B, GO, 5.000%, 07/01/17(a)	5,000,000	5,556,350
Georgia State Road & Tollway Authority, Series A, RB, 5.000%, 03/01/21, ST GTD	5,325,000	6,787,192
Henry County School District, GO, 5.000%, 08/01/13, NATL-RE/FGIC	4,030,000	4,141,187

		30,722,224

Illinois 2.4%
Chicago Board of Education, Series B, GO, 5.000%, 12/01/34	2,000,000	2,193,240
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(a)	7,680,000	8,223,283
Chicago, IL O’Hare International Airport Revenue, Series A, RB, 5.000%, 01/01/20	3,000,000	3,514,620
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	5,205,309
Illinois State Sales Tax, First Series, RB, 5.000%, 06/15/22(a)	2,975,000	3,035,095
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,279,420

		24,450,967

Kansas 3.2%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	26,090,000	30,479,382
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,275,560

		32,754,942

Maryland 6.2%
Baltimore County, GO, 5.000%, 08/01/15	5,410,000	6,041,996
Maryland State, GO, 4.500%, 08/01/20	20,250,000	24,982,020
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Pre-refunded 05/01/14 @ 100	4,500,000	4,775,985
Maryland State Department of Transportation, RB, 5.000%, 02/15/19	9,000,000	10,783,260
Washington Suburban Sanitary Commission, GO, 5.000%, 06/01/21	12,500,000	16,030,875

		62,614,136

Massachusetts 4.9%
Commonwealth of Massachusetts, Series B, GO, 5.000%, 06/01/24(a)	14,990,000	18,276,258
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/22, Pre-refunded 08/15/15 @ 100, AGM	5,000,000	5,581,600
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/22	13,540,000	17,290,851
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 01/01/15	2,000,000	2,179,300
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 09/01/18	5,310,000	5,926,597

		49,254,606

Michigan 2.2%
Michigan Finance Authority, RB, 5.000%, 07/01/21	10,000,000	11,802,300
Michigan Municipal Bond Authority, RB, 5.000%, 10/01/17(a)	9,270,000	10,378,692

		22,180,992

See Notes to Schedules of Portfolio Investments.

Minnesota 4.1%
Minnesota State, Series A, GO, 5.000%, 08/01/21	19,000,000	24,401,700
Minnesota State, Series B, GO, 5.000%, 08/01/20	6,700,000	8,501,697
Minnesota State, Series B, RB, 5.000%, 03/01/20	7,190,000	8,961,256

		41,864,653

Mississippi 0.3%
Mississippi State, Series F, GO, 5.000%, 11/01/21	2,205,000	2,796,624

Missouri 3.1%
Missouri State Board of Public Buildings, Series A, RB, 5.000%, 10/01/21	18,875,000	23,675,290
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20	6,500,000	7,671,950

		31,347,240

New Jersey 7.9%
Monmouth County Improvement Authority, RB, 4.000%, 12/01/19	1,800,000	2,140,542
New Jersey Economic Development Authority, RB, 5.000%, 09/01/20, ST APPROP	4,000,000	4,843,560
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	3,100,000	3,348,341
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 4.000%, 12/01/19	5,000,000	5,397,650
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 5.000%, 12/01/20	9,775,000	11,204,985
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	9,142,903
New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, RB, 5.000%, 06/15/19, AGM(a)	13,125,000	14,364,131
New Jersey State Turnpike Authority, Series B, RB, 5.000%, 01/01/21	5,000,000	6,066,800
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	6,512,418
New Jersey Transportation Trust Fund Authority, Series B, RB, 5.250%, 12/15/17, NATL-RE/FGIC(a)	15,000,000	17,008,200

		80,029,530

New Mexico 0.6%
New Mexico Finance Authority, Public Project Revolving Fund, Series C, RB, 5.000%, 06/01/21, AMBAC	5,595,000	5,918,055

New York 10.4%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,282,991
Erie County Industrial Development Agency, RB, 5.000%, 05/01/19, State Aid Withholding	2,000,000	2,416,980
Nassau County, Series A, GO, 5.000%, 04/01/19	7,740,000	9,253,480
Nassau County, Series A, GO, 5.000%, 04/01/21	8,155,000	9,845,205
New York City, GO, 5.000%, 08/01/23	5,000,000	6,065,550
New York City, GO, 5.000%, 08/15/23, Pre-refunded 08/15/2014 @ 100	13,730,000	14,759,475
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(a)	15,330,000	18,304,633
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(a)	7,500,000	8,790,525
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,787,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E, RB, 5.000%, 11/01/20	5,000,000	6,255,800
New York Municipal Bond Bank Agency, RB, 5.000%, 12/01/19, State Aid Withholding	2,000,000	2,449,880
New York Municipal Bond Bank Agency, RB, 5.000%, 12/01/20, State Aid Withholding	2,950,000	3,639,444
New York State Thruway Authority, Series B, RB, 5.000%, 04/01/18, AMBAC	5,700,000	6,381,720

See Notes to Schedules of Portfolio Investments.

Port Authority of New York & New Jersey, AMT, RB, 3.000%, 10/01/14, GO of Authority	4,765,000	4,951,836

		105,184,519

North Carolina 1.7%
North Carolina State, Series A, GO, 5.000%, 03/01/17	3,000,000	3,529,080
Raleigh, Series B, GO, 5.000%, 04/01/20	4,700,000	5,920,731
Raleigh, Series B, GO, 5.000%, 04/01/21	4,700,000	5,997,247
University of North Carolina, Chapel Hill, Series A, RB, 5.000%, 02/01/14	1,885,000	1,968,317

		17,415,375

Ohio 0.6%
Ohio State, RB, 5.000%, 12/15/20	2,000,000	2,504,000
Ohio State, RB, 5.000%, 12/15/21	2,750,000	3,468,878

		5,972,878

Oregon 0.8%
Oregon State Department of Transportation, Highway User Tax, Series B, RB, 5.000%, 11/15/17, Pre-refunded 11/15/14 @ 100	2,500,000	2,716,750
Tri-County Metropolitan Transportation District, Refunding Limited Tax Pledge, Series A, RB, 5.000%, 09/01/20, AGM	5,170,000	5,725,310

		8,442,060

Pennsylvania 5.3%
Allegheny County Port Authority, RB, 5.750%, 03/01/29	7,500,000	8,935,875
Easton Area School District, Series 2006, GO, 7.750%, 04/01/25, AGM	3,980,000	4,736,041
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,855,100
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 01/01/22	3,000,000	3,486,030
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/22	14,485,000	16,441,344
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	8,227,980
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	3,033,800

		53,716,170

South Carolina 0.2%
South Carolina State Public Service Authority, Series A, RB, 5.000%, 01/01/17, Pre-refunded 01/01/14 @ 100, AGM	2,300,000	2,408,100

Tennessee 0.5%
Knoxville, GO, 5.000%, 05/01/19	4,430,000	5,471,050

Texas 8.6%
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	5,000,000	5,482,150
City Public Service Board of San Antonio, RB, 5.000%, 02/01/21	10,000,000	12,591,100
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(a)	6,000,000	7,327,440
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B, RB, 7.125%, 12/01/31	4,050,000	5,143,095
Houston Higher Education Finance Corp., Series A, RB, 4.000%, 02/15/22	1,000,000	1,055,940
Lower Colorado River Authority, Series A, RB, 5.000%, 05/15/20(b)	7,225,000	8,753,738
Lower Colorado River Authority, Series A, RB, 5.000%, 05/15/21	1,500,000	1,826,535
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, AGM	1,185,000	1,190,238
Lower Colorado River Authority, Series B, RB, 5.000%, 05/15/21	3,485,000	4,243,650
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, NATL-RE	2,690,000	2,899,551
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Pre-refunded 02/01/15 @ 100	1,875,000	2,049,919
Texas State, RB, 2.500%, 08/30/13	20,240,000	20,549,874
Texas State Public Finance Authority, Unemployment Comp., Series A, RB, 5.000%, 01/01/15	5,000,000	5,448,250
Texas State Public Finance Authority, Charter School Finance Corp., Series A, RB, 6.200%, 02/15/40	2,850,000	3,376,224

See Notes to Schedules of Portfolio Investments.

Texas State University Systems Financing, RB, 5.000%, 03/15/18, AGM	5,035,000	5,516,144

		87,453,848

Virginia 1.4%
Norfolk, Series C, GO, 5.000%, 04/01/23	5,875,000	6,736,334
Virginia State, Series D, GO, 5.000%, 06/01/18	6,000,000	7,311,900

		14,048,234

Washington 2.3%
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Pre-refunded 05/01/15 @ 100, AMBAC(a)	6,000,000	6,629,460
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Pre-refunded 12/01/2013 @ 100, NATL-RE/FGIC	5,200,000	5,424,848
Washington State, Series A, GO, 5.000%, 07/01/19, Pre-refunded 07/01/14 @ 100	2,855,000	3,055,678
Washington State, Series A, GO, 5.000%, 07/01/20, Pre-refunded 07/01/15 @ 100, AGM	7,700,000	8,563,863

		23,673,849

Total Municipal Bonds (Cost $913,586,745)		969,803,817

Money Market Fund 6.0%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	60,920,025	60,920,025

Total Money Market Fund (Cost $60,920,025)		60,920,025

Total Investments (Cost $974,506,770) — 101.5%		1,030,723,842
Liabilities in Excess of Other Assets — (1.5)%		(15,037,418)

Net Assets — 100.0%		$1,015,686,424

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	– Security guaranteed by Financial Guaranty Insurance Company
GO	– General Obligation
MSF	– Mandatory Sinking Fund
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST APPROP	–State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 6.5%
Home Equity 6.5%
HSBC Home Equity Loan Trust, Series 2006-2, Cl A1, 0.361%, 03/20/36(a)	693,283	683,506

Total Asset-Backed Security (Cost $662,380)		683,506

Collateralized Mortgage Obligations 77.7%
Agency Collateralized Mortgage Obligations 69.5%
Federal Home Loan Mortgage Corporation
Series 2589, Cl F, 0.409%, 03/17/33(a)	882,184	881,021

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.510%, 11/25/24(a)	1,636,565	1,641,483
Series 2010-136, Cl FG, 0.710%, 12/25/30(a)	1,217,711	1,224,517
Series 2010-90, Cl MF, 0.610%, 04/25/28(a)	1,125,404	1,128,123
Series 2011-98, Cl FL, 0.510%, 10/25/26(a)	2,386,079	2,392,583

		6,386,706

		7,267,727

Commercial Mortgage Backed Securities 8.2%
Federal Home Loan Mortgage Corporation
Series KF01, Cl A, 0.565%, 04/25/19(a)	852,013	855,647

Total Collateralized Mortgage Obligations (Cost $8,072,286)		8,123,374

U.S. Government Agency Mortgages 4.0%
Academic Loan Funding Trust
Series 2012-1A, Cl A1, 1.010%, 12/27/22(a)(b)	411,371	414,917

Total U.S. Government Agency Mortgages (Cost $410,641)		414,917

Money Market Fund 11.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	1,238,500	1,238,500

Total Money Market Fund (Cost $1,238,500)		1,238,500

Total Investments (Cost $10,383,807) — 100.0%		10,460,297
Liabilities in Excess of Other Assets — (0.0)% (d)		(1,160)

Net Assets — 100.0%		$10,459,137

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.0% of net assets as of December 31, 2012.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.
(d)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 16.9%
Agency Collateralized Mortgage Obligations 13.4%
Federal Home Loan Mortgage Corporation
Series 3774, Cl EW, 3.500%, 12/15/25	549,000	594,329

Federal National Mortgage Association
Series 2010-144, Cl YB, 3.000%, 12/25/25	386,000	416,238
Series 2011-36, Cl DB, 3.000%, 05/25/26(a)	1,512,584	1,615,543

		2,031,781

		2,626,110

Commercial Mortgage Backed Securities 3.5%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Cl AM, 5.189%, 09/10/47(b)	39,000	43,082

Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Cl AM, 5.240%, 10/15/44(b)	583,000	643,088

		686,170

Total Collateralized Mortgage Obligations (Cost $3,044,427)		3,312,280

U.S. Government Agency Mortgages 79.1%
Federal Home Loan Mortgage Corporation
Pool #J13180, 3.500%, 10/01/25	1,346,366	1,415,816
Pool #J18114, 3.000%, 02/01/27(a)	880,436	929,446
Pool #J19132, 3.000%, 05/01/27	365,639	385,993
Pool #J20738, 2.500%, 10/01/27	144,663	151,282
Pool #C01785, 5.000%, 02/01/34(a)	963,028	1,045,907
Pool #A34054, 6.000%, 04/01/35	206,976	226,793
Pool #A46278, 5.000%, 07/01/35	328,147	362,130
Pool #G02109, 6.000%, 03/01/36	511,308	559,945
Pool #G02163, 5.000%, 04/01/36	210,723	227,541
Pool #G03092, 5.500%, 07/01/37	406,497	443,608
Pool #G04337, 5.500%, 04/01/38(a)	870,131	939,985
Pool #G06079, 6.000%, 07/01/39	493,806	538,155

		7,226,601

Federal National Mortgage Association
Pool #AM2137, 1.950%, 08/01/20(c)	634,000	639,548
Pool #AJ1910, 2.500%, 05/01/27	356,773	373,571
Pool #AP7520, 3.000%, 09/01/27	946,118	1,006,167
Pool #AP6649, 3.000%, 10/01/27	603,655	640,459
Pool #655219, 3.500%, 08/01/32	126,874	138,149
Pool #730727, 5.000%, 08/01/33	305,690	339,353
Pool #725773, 5.500%, 09/01/34	635,945	695,742
Pool #AE0115, 5.500%, 12/01/35	479,150	527,005
Pool #995082, 5.500%, 08/01/37	172,632	188,864
Pool #889529, 6.000%, 03/01/38	570,719	637,314
Pool #995724, 6.000%, 04/01/39	518,352	577,573

See Notes to Schedules of Portfolio Investments.

2.500%, TBA, 15 Year Maturity(c)	1,000,000	1,045,625

		6,809,370

Government National Mortgage Association
Pool #798919, 3.500%, 04/15/27	383,439	411,853
Pool #AB1393, 3.000%, 08/15/27	24,507	26,217
Pool #711679, 3.000%, 10/15/27	247,834	264,813
Pool #AA8346, 3.000%, 11/15/27	746,074	797,188

		1,500,071

Total U.S. Government Agency Mortgages (Cost $15,201,358)		15,536,042

Money Market Fund 12.4%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	2,428,445	2,428,445

Total Money Market Fund (Cost $2,428,445)		2,428,445

Total Investments (Cost $20,674,230) — 108.4%		21,276,767
Liabilities in Excess of Other Assets — (8.4)%		(1,646,049)

Net Assets — 100.0%		$19,630,718

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.0%
North Carolina 89.6%
Buncombe County, Series A, RB, 3.000%, 06/01/13	1,370,000	1,385,440
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35	1,855,000	2,131,710
Charlotte Douglas Airport Revenue, Series B, 5.000%, 07/01/36	1,000,000	1,098,660
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,292,263
Durham, GO, 4.000%, 06/01/17	1,165,000	1,330,512
Durham, Series A, GO, 4.000%, 07/01/16	710,000	794,270
Forsyth County, GO, 4.000%, 02/01/15	1,300,000	1,397,032
Greensboro, Series C, GO, 5.000%, 02/01/19	1,385,000	1,711,749
Greensboro NC Combined Water & Sewer System Revenue, Series A, RB, 4.000%, 06/01/14	1,495,000	1,572,695
Greensboro, Enterprise System, Series A, RB, 5.000%, 06/01/25	1,605,000	1,847,435
Guilford County, GO, 4.000%, 10/01/14	1,825,000	1,940,449
Iredell County School Project, COP, 5.125%, 06/01/27, AGM	1,000,000	1,122,910
Nash Health Care Systems Health Care Facilities, RB, 5.000%, 11/01/41	1,650,000	1,800,216
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM	2,000,000	2,222,980
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	2,000,000	2,224,120
North Carolina Eastern Municipal Power Agency, RB, 6.000%, 01/01/18, AMBAC	1,010,000	1,229,241
North Carolina Eastern Municipal Power Agency, Series D, RB, 5.000%, 01/01/16	750,000	840,818
North Carolina Infrastructure Finance Corp., Series A, COP, 5.000%, 02/01/15	1,000,000	1,090,290
North Carolina Medical Care Commission, Series A, RB, 5.000%, 10/01/38	2,890,000	3,185,069
North Carolina Medical Care Commission Health Care Facilities, Series A, RB, 6.125%, 10/01/39, Pre-refunded 10/01/2014 @ 100	750,000	825,218
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.000%, 12/01/29	750,000	883,140
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33	2,000,000	2,382,180
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.625%, 10/01/29, Pre-refunded 10/01/2014 @ 100, AGM	500,000	545,785
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.875%, 10/01/38, Pre-refunded 10/01/2014 @ 100, AGM	500,000	547,965
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20	1,600,000	2,000,944
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.000%, 01/01/30	3,000,000	3,390,480
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.250%, 01/01/15	1,000,000	1,093,570
North Carolina State, Series A, GO, 5.000%, 03/01/16	1,000,000	1,096,010
North Carolina State, Series C, GO, 5.000%, 05/01/20	1,000,000	1,264,670
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,500,000	1,690,350
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39	1,000,000	1,156,320

		47,094,491

Puerto Rico 3.7%
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	720,000	751,378

See Notes to Schedules of Portfolio Investments.

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 6.000%, 08/01/42	1,100,000	1,176,263

		1,927,641

Virginia 1.7%
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	630,000	645,599
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 01/01/40	265,000	270,583

		916,182

Total Municipal Bonds (Cost $46,248,671)		49,938,314

Money Market Fund 3.7%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(a)	1,929,664	1,929,664

Total Money Market Fund (Cost $1,929,664)		1,929,664
Total Investments (Cost $48,178,335) — 98.7%		51,867,978
Other Assets in Excess of Liabilities — 1.3%		682,636

Net Assets — 100.0%		$52,550,614

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 89.8%
Aerospace/Defense 2.9%
AM General LLC, Term Loan, 3.207%, 09/30/13(a)(b)	20,649,605	20,030,117
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 4.750%, 07/16/18(a)(b)	4,615,974	4,646,762
Consolidated Precision Products Corp., 1st Lien Term Loan, 12/20/19(a)(c)(d)	9,960,000	9,984,900
DAE Aviation Holdings, Inc., Term Loan B, 6.250%, 10/29/18(a)(b)	12,700,966	12,827,976
DAE Aviation Holdings, Inc., New Term Loan B2, 6.250%, 11/02/18(a)(b)	5,757,771	5,815,349
DigitalGlobe, Inc., Term Loan B, 5.750%, 10/07/18(a)(b)	20,329,650	20,367,870
Fly Funding II S.A.R.L., Term Loan B, 5.750%, 08/08/18(a)(b)	7,332,188	7,350,518
Hamilton Sundstrand Industrial, 1st Lien Term Loan, 5.000%, 12/13/19(a)(b)	9,055,000	9,134,231
Huntington Ingalls Industries, Inc., Term Loan A, 2.750%, 03/30/16(a)(b)	12,149,937	12,149,937
Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/19(a)(b)	7,380,000	7,343,100
Transdigm, Inc., New Term Loan B, 4.000%, 02/14/17(a)(b)	4,204,200	4,223,792
Transdigm, Inc., Add-On Term Loan B2, 4.000%, 02/14/17(a)(b)	9,523,842	9,583,366
WESCO Distribution Inc., Term Loan B, 4.500%, 12/12/19(a)(b)	6,340,000	6,365,106

		129,823,024

Auto Manufacturers 0.7%
Delphi Corp., Term Loan B, 3.500%, 03/31/17(a)(b)	23,421,900	23,519,569
Navistar International Corp., Term Loan B, 7.000%, 08/17/17(a)(b)	6,510,000	6,526,275

		30,045,844

Auto Parts & Equipment 1.2%
Allison Transmission, Inc., Non Extended Term Loan B1, 2.710%, 08/07/14(a)(b)	5,032,129	5,049,943
Allison Transmission, Inc., Term Loan B3, 4.250%, 08/23/19(a)(b)	18,029,788	18,162,126
HHI Holdings LLC, 1st Lien Term Loan, 6.000%, 10/03/18(a)(b)	6,610,000	6,676,100
Metaldyne Co. LLC, New Term Loan B, 6.000%, 12/18/18(a)(b)	2,000,000	2,011,660
Remy International, Inc., Term Loan B, 6.250%, 12/16/16(a)(b)	6,686,597	6,720,031
Tomkins LLC, New Term Loan B, 4.250%, 09/29/16(a)(b)	15,777,105	15,852,677

		54,472,537

Chemicals 2.9%
Ascend Performance Materials LLC, Term Loan B, 6.750%, 04/10/18(a)(b)	3,996,502	3,971,524
Ashland, Inc., Term Loan B, 3.750%, 08/23/18(a)(b)	21,726,558	21,943,823
Houghton International, Inc., New Term Loan B, 12/16/19(a)(b)(c)(d)	2,000,000	2,016,260
Huntsman International LLC, Extended Term Loan B, 2.757%, 04/19/17(a)(b)	7,421,918	7,419,617
Ineos US Finance LLC, 6 year Term Loan, 6.500%, 05/04/18(a)(b)(e)	41,670,113	42,075,146
Momentive Specialty Chemicals, Inc., Term Loan C3 Credit Linked Deposit, 2.482%, 05/03/13(a)(b)	1,743,607	1,673,863
Momentive Specialty Chemicals, Inc., Extended Term Loan C-5B, 4.063%, 05/05/15(a)(b)	152,387	149,530
Momentive Specialty Chemicals, Inc., Extended Term Loan C-4B, 4.125%, 05/05/15(a)(b)	400,958	393,440
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	5,088,189	4,989,630
PolyOne Corp., Term Loan, 5.000%, 12/20/17(a)(b)	2,861,100	2,874,690
PQ Corp., 1st Lien Term Loan, 5.250%, 05/08/17(a)(b)	13,880,000	13,947,457
Taminco Global Chemical Corp., Term Loan B1, 5.250%, 02/15/19(a)(b)	4,540,688	4,563,391
Trinseo Materials Operating S.C.A., New Term Loan B, 8.000%, 08/02/17(a)(b)(d)	13,565,267	13,194,393
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(b)	8,762,284	8,725,483

		127,938,247

See Notes to Schedules of Portfolio Investments.

Commercial Services 4.2%
ADS Waste Holdings, Inc., Term Loan B, 5.250%, 10/09/19(a)(b)	28,255,000	28,572,869
AlixPartners LLP, Term Loan B2, 6.500%, 06/28/19(a)(b)	8,671,425	8,768,979
Corporate Executive Board Co. (The), Term Loan B, 5.000%, 07/02/19(a)(b)	3,735,000	3,751,359
Dematic S.A., Term Loan, 12/11/19(a)(c)(d)	10,865,000	10,865,000
Genpact International, Inc., Term Loan B, 4.250%, 08/30/19(a)(b)	14,009,888	14,106,275
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.462%, 06/30/17(a)(b)	26,869,011	24,867,269
Hertz Corp. (The), Term Loan B, 3.750%, 03/09/18(a)(b)	11,682,098	11,708,850
Hertz Corp. (The), Add-On Term Loan B, 3.750%, 03/11/18(a)(b)	15,890,000	15,929,725
Infor (US), Inc., Term Loan B2, 5.250%, 04/05/18(a)(b)	21,151,888	21,325,545
Instant Web, Inc., Term Loan B, 3.587%, 08/07/14(a)(b)	9,768,190	7,497,086
Merrill Communications LLC, 2nd Lien Term Loan, 16.000%, 11/15/13(a)(b)	2,183,210	2,095,882
Vertafore, Inc., Term Loan, 5.250%, 07/29/16(a)(b)	5,803,894	5,842,606
Walter Energy, Inc., Term Loan B, 5.750%, 04/02/18(a)(b)	5,314,676	5,339,017
Web.com Group, Inc., Term Loan B, 5.500%, 10/27/17(a)(b)	10,882,725	10,930,391
West Corp., Term Loan B6, 5.750%, 06/29/18(a)(b)	13,726,025	13,921,484

		185,522,337

Consumer Discretionary 0.3%
Collective Brands Finance, Inc., Term Loan, 7.250%, 10/09/19(a)(b)	9,100,000	9,202,375
Spectrum Brands, Inc., New Term Loan, 4.500%, 12/17/19(a)(b)	3,635,000	3,667,933

		12,870,308

Consumer Staples 0.8%
Serta Simmons Holdings LLC, Term Loan, 5.000%, 10/01/19(a)(b)	37,200,000	37,230,876

Diversified Financial Services 5.1%
Acosta, Inc., Term Loan D, 5.000%, 03/02/18(a)(b)	7,166,871	7,229,582
Affinion Group, Inc., Term Loan B, 6.500%, 07/16/15(a)(b)	14,885,817	13,634,515
American Capital Holdings, Inc., New Term Loan, 5.500%, 08/22/16(a)(b)	10,300,000	10,403,000
Asset Acceptance Capital Corp., New Term Loan B, 8.750%, 11/14/17(a)(b)	2,375,000	2,391,340
BNY ConvergEx Group LLC, Eze Term Loan, 5.250%, 12/16/16(a)(b)	4,514,406	4,333,829
BNY ConvergEx Group LLC, Top Borrower Term Loan, 5.250%, 12/19/16(a)(b)	9,946,848	9,548,974
BNY ConvergEx Group LLC, Top Borrower 2nd Lien, 8.750%, 12/18/17(a)(b)	2,631,015	2,474,812
BNY ConvergEx Group LLC, Eze 2nd Lien Term Loan, 8.750%, 12/18/17(a)(b)	1,103,985	1,038,441
Delos Aircraft, Inc., Term Loan 2, 4.750%, 04/12/16(a)(b)	9,330,000	9,399,975
First Data Corp., Non-Extended Term Loan B3, 2.961%, 09/24/14(a)(b)	221,181	220,874
First Data Corp., Non-Extended Term Loan B2, 2.961%, 09/24/14(a)(b)	1,338,797	1,336,936
First Data Corp., Non-Extended Term Loan B1, 2.961%, 09/24/14(a)(b)	604,232	603,392
First Data Corp., 2018 Add-on Term Loan, 5.211%, 09/24/18(a)(b)	7,760,000	7,599,290
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)	7,890,000	7,890,000
Interactive Data Corp., New Term Loan B, 4.500%, 02/12/18(a)(b)	11,338,572	11,383,360
Lawson Software, Inc., Term Loan B1, 5.750%, 10/18/16(a)(b)	5,759,875	5,844,487
MIP Delaware LLC, Term Loan, 5.500%, 07/12/18(a)(b)	3,853,681	3,869,751
Nuveen Investments, Inc., Extended Term Loan, 5.810%-5.813%, 05/12/17(a)(b)	7,508,300	7,536,456
Nuveen Investments, Inc., Extended 1st Lien TL, 5.810%-5.813%, 05/13/17(a)(b)	8,711,700	8,742,191
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 03/30/19(a)(b)	7,377,925	7,304,146
Residential Capital LLC, DIP Term Loan A1, 5.000%, 11/18/13(a)(b)	11,885,000	11,903,541
Residential Capital LLC, DIP Term Loan A2, 6.750%, 11/18/13(a)(b)	1,905,000	1,918,106
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(b)(e)	43,330,000	43,043,589
SunGard Data Systems, Inc., Term Loan B, 3.835%-3.937%, 02/26/16(a)(b)	1,289,215	1,291,510
SunGard Data Systems, Inc., Term Loan C, 3.963%, 02/28/17(a)(b)(d)	7,586,449	7,617,250
SunGard Data Systems, Inc., Term Loan D, 4.500%, 12/11/19(a)(b)	18,110,000	18,245,825
TCW Group, Inc. (The), Term Loan B, 12/20/19(a)(c)(d)	8,145,000	8,145,000
Transfirst Holdings, Inc., 1st Lien Term Loan, 12/05/17(a)(b)(c)(d)	2,000,000	2,000,000
VFH Parent LLC, Term Loan, 7.500%, 07/08/16(a)(b)	7,845,311	7,840,447

		224,790,619

Electric 1.6%
Calpine Corp., New Term Loan, 4.500%, 04/02/18(a)(b)	14,343,956	14,467,027
Calpine Corp., Term Loan B2, 4.500%, 04/02/18(a)(b)	1,886,275	1,902,459

See Notes to Schedules of Portfolio Investments.

Calpine Corp., Term Loan B3, 4.500%, 10/09/19(a)(b)	21,306,600	21,478,757
NRG Energy, Inc., New Term Loan B, 4.000%, 07/02/18(a)(b)	7,847,003	7,923,668
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, 3.713%-3.810%, 10/10/14(a)(b)	3,930,000	2,956,107
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.713%-4.810%, 10/10/17(a)(b)(d)(e)	32,671,642	21,703,446

		70,431,464

Electronics 0.3%
Blackboard, Inc., Term Loan B, 10/04/18(a)(b)(c)(d)	8,335,000	8,410,515
Ceridian Corp., Extended Term Loan, 5.959%, 05/09/17(a)(b)	6,000,000	5,983,920

		14,394,435

Energy 2.3%
Aventine Renewable Energy Holdings, Inc., Term Loan B, 15.000%, 12/21/15(a)(f)(g)	6,574,341	4,865,013
Chesapeake Energy Corp., New Unsecured Term Loan, 5.750%, 12/01/17(a)(b)(d)	46,020,000	46,031,505
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(b)	41,494,482	41,494,482
Progressive Waste Solutions Ltd., Term Loan B, 3.500%, 10/24/19(a)(b)	6,980,000	7,023,625
		99,414,625
Entertainment 3.7%
Barrington Broadcasting Group LLC, Term Loan B, 7.500%-10.250%, 06/14/17(a)(b)	2,634,324	2,647,496
Caesars Entertainment Operating Co., Term Loan B1, 01/28/15(a)(c)(d)	2,785,000	2,737,878
Caesars Entertainment Operating Co., Term Loan B2, 3.210%, 01/28/15(a)(b)(d)	27,269,471	26,808,071
Caesars Entertainment Operating Co., Term Loan B3, 3.210%-3.311%, 01/28/15(a)(b)(d)	18,734,691	18,417,700
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.460%, 01/26/18(a)(b)	14,762,220	13,156,829
CCM Merger, Inc., New Term Loan B, 6.000%, 03/01/17(a)(b)	7,127,788	7,136,555
Cinedigm Digital Funding I LLC, Term Loan, 5.250%, 04/29/16(a)(b)	2,836,637	2,836,637
Cinemark USA, Inc., New Term Loan, 12/13/19(a)(b)(c)(d)	8,420,000	8,411,243
Hubbard Radio LLC, Term Loan B, 5.250%, 04/28/17(a)(b)	5,125,141	5,163,579
Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, 04/30/18(a)(b)	1,690,000	1,715,350
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/16/16(a)(g)	14,501,074	14,537,327
Kasima LLC, Term Loan B, 5.000%, 03/31/17(a)(b)	11,790,000	11,790,000
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	5,074,127	5,124,868
Mediacom Illinois LLC, Term Loan C, 1.700%, 01/30/15(a)(b)	4,705,662	4,688,016
MGM Resorts International, Term Loan B, 4.250%, 12/20/19(a)(b)	9,165,000	9,254,359
Peninsula Gaming LLC, Term Loan, 5.750%, 11/14/17(a)(b)	5,675,000	5,738,844
Regent Seven Seas Cruises, Inc., Term Loan B, 6.250%, 12/21/18(a)(b)	7,258,125	7,348,851
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.000%, 08/17/17(a)(b)	10,707,801	10,774,618
WaveDivision Holdings LLC, New Term Loan B, 5.500%, 08/09/19(a)(b)	3,715,000	3,749,735

		162,037,956

Food 2.0%
AdvancePierre Foods, Inc., Term Loan, 5.750%, 07/10/17(a)(b)	4,650,000	4,696,500
Aramark Corp., Non-Extended Synthetic LOC, 2.084%, 01/27/14(a)(b)	484,590	483,379
Aramark Corp., Extended Term Loan C, 3.462%-3.561%, 07/26/16(a)(b)(d)	14,594,049	14,601,784
Blue Buffalo Co., Ltd., Term Loan B, 6.500%, 08/08/19(a)(b)	8,249,325	8,294,036
Brasa Holdings, Inc., 1st Lien Term Loan, 7.500%, 07/19/19(a)(b)	4,124,663	4,145,286
Burger King Corp., New Term Loan B, 3.750%, 09/27/19(a)(b)	4,084,763	4,098,038
Dunkin’ Brands, Inc., New Term Loan B2, 4.000%-5.250%, 11/23/17(a)(b)	15,839,846	15,950,408
Landry’s, Inc., Term Loan B, 6.500%, 04/24/18(a)(b)	19,315,645	19,500,689
OSI Restaurant Partners, LLC, New Term Loan B, 4.750%-5.750%, 10/24/19(a)(b)	3,650,000	3,683,434
Pinnacle Foods Finance LLC, Term Loan E, 4.750%, 10/17/18(a)(b)	3,682,175	3,707,140
Wendy’s International, Inc., Term Loan B, 4.750%, 05/15/19(a)(b)	9,201,938	9,291,104

		88,451,798

Health Care 9.2%
Alkermes, Inc., 2016 Term Loan, 4.000%, 09/18/16(a)(b)	3,594,500	3,630,445
Alkermes, Inc., 2019 Term Loan, 4.500%, 09/18/19(a)(b)	3,630,900	3,658,132
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(a)(b)	10,669,843	10,714,336

See Notes to Schedules of Portfolio Investments.

Aptalis Pharma, Inc., Term Loan B2, 5.500%, 02/10/17(a)(b)(d)	10,323,228	10,366,276
Ardent Medical Services, Inc., Term Loan, 05/23/18(a)(c)(d)	10,910,000	10,991,825
Ardent Medical Services, Inc., 1st Lien Term Loan, 7.250%, 09/15/15(a)(b)	10,654,035	10,667,352
AssuraMed Holding, Inc., 1st Lien Term Loan, 5.500%, 10/24/19(a)(b)	7,400,000	7,469,412
Bausch & Lomb, Inc., Term Loan B, 5.250%, 05/17/19(a)(b)	23,990,447	24,161,739
Biomet Inc., Extended Term Loan B, 07/25/17(a)(b)(c)(d)	4,533,638	4,555,671
Community Health Systems, Inc., Extended Term Loan, 3.811%, 01/25/17(a)(b)	10,881,212	10,939,645
Convatec, Inc., Term Loan, 5.000%, 12/22/16(a)(b)	8,709,339	8,803,661
DaVita, Inc., Term Loan B2, 4.000%, 11/01/19(a)(b)(d)	28,430,000	28,580,963
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	14,268,049	13,352,468
Harlan Sprague Dawley, Inc., Term Loan B, 3.760%, 07/11/14(a)(b)	4,699,109	4,182,207
HCA, Inc., Extended Term Loan B3, 3.462%, 05/01/18(a)(b)(e)	36,840,135	36,916,763
HCA, Inc., Extended Term Loan B2, 3.561%, 03/31/17(a)(b)	12,000,000	12,028,080
Hologic, Inc., Term Loan A, 3.212%, 08/01/17(a)(b)	4,754,813	4,760,756
Hologic, Inc., Term Loan B, 4.500%, 08/01/19(a)(b)	13,955,025	14,109,507
Iasis Healthcare LLC, Term Loan, 5.000%, 05/03/18(a)(b)(e)	21,340,545	21,373,836
IMS Health, Inc., New Term Loan B, 4.500%, 08/25/17(a)(b)	4,553,382	4,584,664
Inc Research, Inc., Term Loan B, 7.000%, 07/12/18(a)(b)	21,932,375	22,042,037
MedAssets, Inc., Term Loan B, 4.000%, 11/30/19(a)(b)	2,500,000	2,498,750
Onex Carestream Finance LP, Term Loan B, 5.000%, 02/25/17(a)(b)	23,890,098	23,778,054
Patheon, Inc., Term Loan, 12/06/18(a)(b)(c)(d)	9,055,000	9,009,725
RPI Finance Trust, New Term Loan Tranche 2, 3.500%, 05/09/18(a)(b)(e)	69,126,272	69,644,719
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(b)	7,291,125	7,364,036
Sage Products, Inc., Term Loan, 5.250%, 12/17/19(a)(b)	4,525,000	4,547,625
Universal Health Services, Inc., New Term Loan B, 3.750%, 11/15/16(a)(b)	5,605,921	5,636,305
Vanguard Health Holding Co. II LLC, Term Loan B, 5.000%, 01/29/16(a)(b)	4,539,595	4,581,224
Warner Chilcott Co. LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	2,211,346	2,228,860
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	4,422,693	4,457,721
Warner Chilcott Corp., Incremental Term Loan B1, 4.250%, 03/15/18(a)(b)	1,679,610	1,692,913
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	3,040,601	3,064,683

		406,394,390

Healthcare - Services 1.0%
Par Pharmaceutical Cos., Inc., Term Loan B, 5.000%, 09/30/19(a)(b)	15,880,200	15,850,504
Regionalcare Hospital Partners, Inc., Term Loan B, 8.000%, 11/02/18(a)(b)	9,186,559	9,186,559
Valeant Pharmaceuticals International, Inc., Series D Tranche B, 4.250%, 02/13/19(a)(b)	4,550,000	4,575,162
Valeant Pharmaceuticals International, Inc., Series C Tranche B, 4.250%, 12/11/19(a)(b)	16,480,000	16,558,939

		46,171,164

Information Technology 2.1%
CDW LLC, Extended Term Loan, 4.000%, 07/14/17(a)(b)	17,811,421	17,713,458
CompuCom Systems, Inc., New Term Loan, 6.500%, 10/02/18(a)(b)	9,305,000	9,335,986
Flexera Software, Inc., 1st Lien Term Loan, 7.500%, 09/29/17(a)(b)	2,410,936	2,422,991
Flextronics International Ltd., Sr TL Tranche A DD A-2, 2.462%, 10/01/14(a)(b)	735,933	736,117
Flextronics International Ltd., Delayed Draw A-1A Term Loan, 2.462%, 10/01/14(a)(b)	443,523	443,633
Flextronics International Ltd., Term Loan A, 2.462%, 10/01/14(a)(b)	11,457,061	11,459,925
Presidio, Inc., New Term Loan B, 5.750%, 03/31/17(a)(b)	11,805,413	11,805,413
Riverbed Technology, Inc., Term Loan, 12/13/19(a)(b)(c)(d)	9,115,000	9,187,191
Shield Finance Co., S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	9,293,300	9,281,683
Southern Graphics, Inc., Term Loan, 5.000%, 10/17/19(a)(b)	7,280,000	7,280,000
SS&C Technologies, Inc., Term Loan B-1, 5.000%, 06/07/19(a)(b)	5,815,751	5,888,448
SS&C Technologies, Inc., Term Loan B-2, 5.000%, 06/07/19(a)(b)	601,629	609,150
Verint Systems, Inc., Term Loan, 4.500%, 10/27/17(a)(b)	4,624,675	4,646,365

		90,810,360

Insurance 2.3%
Asurion LLC, Term Loan B1, 4.750%, 07/18/17(a)(b)	3,875,000	3,896,157
Asurion LLC, New 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)(e)	40,258,066	40,630,453
Asurion LLC, New 2nd Lien Term Loan, 9.000%, 05/24/19(a)(b)	2,184,713	2,245,711
CNO Financial Group, Inc., New Term Loan B1, 4.250%, 09/28/16(a)(b)	3,586,250	3,606,441
Compass Investors Inc., Term Loan, 5.250%, 12/27/19(a)(b)(d)	12,675,000	12,632,792

See Notes to Schedules of Portfolio Investments.

Lonestar Intermediate Super Holdings LLC, Term Loan B, 11.000%, 09/02/19(a)(b)	27,625,000	29,282,500
Sedgwick CMS Holdings, Inc., New Term Loan, 5.000%, 12/30/16(a)(b)	6,901,634	6,915,920

		99,209,974

Leisure Time 0.1%
ClubCorp Club Operations, Inc., Term Loan B, 5.000%, 11/30/16(a)(b)	3,625,751	3,666,540

Lodging 1.2%
Las Vegas Sands LLC, Delayed Draw Term Loan, 1.760%, 05/23/14(a)(b)	2,619,652	2,621,958
Las Vegas Sands LLC, Extended Delayed Draw Term Loan, 2.760%, 11/23/16(a)(b)	2,875,747	2,879,715
Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2, 2.760%, 11/23/15(a)(b)	3,961,915	3,967,383
Las Vegas Sands LLC, Extended Term Loan B, 2.760%, 11/23/16(a)(b)	14,308,256	14,328,001
Las Vegas Sands LLC, Term Loan B, 1.760%, 05/23/14(a)(b)	12,533,960	12,544,990
Penn National Gaming, Inc., New Term Loan B, 3.750%, 07/16/18(a)(b)	4,179,447	4,188,600
Seminole Tribe of Florida, Delayed Draw Term Loan B1, 1.811%, 03/05/14(a)(b)(c)(d)	1,608,982	1,612,328
Seminole Tribe of Florida, Delayed Draw Term Loan B2, 1.811%, 03/05/14(a)(b)(c)(d)	9,464,842	9,484,529
Seminole Tribe of Florida, Delayed Draw Term Loan B3, 1.811%, 03/05/14(a)(b)(c)(d)	1,940,140	1,944,175

		53,571,679

Machinery-Diversified 1.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan, 12/10/18(a)(b)(c)(d)	5,435,000	5,475,762
Alliance Laundry Systems LLC, 2nd Lien Term Loan, 12/10/19(a)(b)(c)(d)	3,000,000	3,030,000
Brand Energy & Infrastructure Services, Inc., Term Loan 2 Canadian, 10/16/16(a)(b)(c)(d)	795,484	787,728
Brand Energy & Infrastructure Services, Inc., Term Loan B2 US, 10/16/16(a)(b)(c)(d)	3,314,516	3,282,200
Brand Energy & Infrastructure Services, Inc., Term Loan B1 US, 10/16/18(a)(b)(c)(d)	2,940,212	2,904,194
Brand Energy & Infrastructure Services, Inc., Term Loan 1 Canadian, 10/23/18(a)(b)(c)(d)	705,651	697,006
NACCO Materials Handling Group, Inc., Term Loan B, 5.000%, 05/02/17(a)(b)	6,279,000	6,279,000
Schaeffler AG, USD Term Loan B2, 6.000%, 01/27/17(a)(b)(d)	24,055,000	24,310,705

		46,766,595

Media 8.3%
Alpha D2 Ltd., Extended Term Loan B2, 6.000%, 04/30/19(a)(b)	7,603,818	7,705,253
CCO Holdings LLC, 3rd Lien Term Loan, 2.712%, 09/05/14(a)(b)(e)	38,974,084	38,894,967
Charter Communications Operating LLC, Extended Term Loan C, 3.470%, 09/06/16(a)(b)	5,067,678	5,086,023
Charter Communications Operating LLC, Term Loan D, 4.000%, 05/15/19(a)(b)	9,200,475	9,271,779
Clear Channel Communications, Inc., Term Loan A, 3.609%, 07/30/14(a)(b)(d)(e)	55,114,808	53,480,103
Clear Channel Communications, Inc., Term Loan B, 3.862%, 01/29/16(a)(b)	11,541,222	9,512,506
Clear Channel Communications, Inc., Term Loan C, 3.862%, 01/29/16(a)(b)(d)(e)	34,974,060	28,136,631
EMI Music Publishing Ltd., Term Loan B, 5.500%, 06/29/18(a)(b)	9,248,525	9,352,571
Mediacom Broadband LLC, Term Loan F, 4.500%, 10/23/17(a)(b)	4,538,625	4,544,298
Mediacom Communications Corp., Term Loan G, 4.000%, 01/08/20(a)(b)	26,254,200	26,243,173
Radio One, Inc., Term Loan B, 7.500%, 03/31/16(a)(b)	11,831,188	11,969,258
San Juan Cable Holdings LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	7,195,425	7,225,430
San Juan Cable Holdings LLC, New 2nd Lien Term Loan, 10.000%, 06/08/18(a)(b)	11,745,000	11,960,286
Syniverse Holdings, Inc., New Term Loan, 5.000%, 04/23/19(a)(b)	13,671,300	13,773,835
Tribune Co., Exit Term Loan, 12/17/19(a)(b)(c)(d)	45,275,000	45,161,813
Univision Communications, Inc., Initial Term Loan, 2.212%, 09/29/14(a)(b)	14,316,804	14,290,032
Univision Communications, Inc., Extended Term Loan, 4.462%, 03/31/17(a)(b)	4,420,980	4,344,320
Van Wagner Communications LLC, New Term Loan B, 8.250%, 08/03/18(a)(b)	15,920,000	16,065,986
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	33,645,000	33,813,225
Weather Channel, New Term Loan B, 4.250%, 02/13/17(a)(b)	3,908,932	3,945,246
WideOpenWest Finance LLC, New 1st Lien Term Loan, 6.250%, 07/17/18(a)(b)	8,296,629	8,381,504

		363,158,239

Metals 0.4%
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(b)	10,914,165	11,011,411
Atlas Iron Ltd., Term Loan B, 12/07/17(a)(b)(c)(d)	5,435,000	5,367,062

		16,378,473

See Notes to Schedules of Portfolio Investments.

Mining 2.9%
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(b)(d)	106,243,725	107,040,553
Novelis, Inc., Term Loan, 4.000%, 03/10/17(a)(b)	19,046,897	19,208,796

		126,249,349

Miscellaneous Manufacturer 1.3%
Boomerang Tube, LLC, Term Loan, 11.000%-11.750%, 10/02/17(a)(b)	18,461,313	18,184,393
Clarke American Corp., Non Extended Term Loan B1, 2.712%, 06/30/14(a)(b)	9,893,653	9,529,665
Manitowoc Co., Inc. (The), New Term Loan B, 4.250%, 11/13/17(a)(b)	905,175	909,982
QS0001 Corp., 1st Lien Term Loan, 5.000%, 11/01/18(a)(b)	4,565,000	4,602,113
Sensata Technologies Finance Co. LLC, Term Loan, 3.750%, 05/11/18(a)(b)	15,006,475	15,070,553
Wabash National Corp., Term Loan B, 6.000%, 05/02/19(a)(b)	10,099,197	10,208,572

		58,505,278

Oil & Gas 5.5%
Alon USA Energy, Inc., Term Loan, 11/09/18(a)(b)(c)(d)	11,825,000	11,869,344
Citgo Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(b)	1,942,857	1,950,629
Citgo Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(b)	3,414,286	3,451,262
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)(e)	71,975,000	72,442,837
EP Energy LLC, Incremental Term Loan, 4.500%, 04/26/19(a)(b)	13,880,000	13,909,703
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(b)(e)	27,067,896	22,412,218
MEG Energy Corp., New Term Loan B, 4.000%, 03/16/18(a)(b)	25,754,000	25,941,747
Obsidian Holdings LLC, Tranche A, 6.750%, 11/02/15(a)(b)	2,488,411	2,469,748
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	24,090,754	24,331,661
Plains Exploration & Production, 7 year Term Loan, 4.000%, 11/30/19(a)(b)	36,515,000	36,629,292
TPF Generation Holdings LLC, Synthetic Letter of Credit, 2.211%, 12/13/13(a)(b)	1,230,023	1,226,948
Vantage Drilling Co., Term Loan, 6.250%, 10/26/17(a)(b)	27,566,063	27,445,599

		244,080,988

Packaging & Containers 1.0%
Berry Plastics Holding Corp., Term Loan C, 2.212%, 04/03/15(a)(b)(d)	13,431,261	13,345,973
BWAY Corp., Term Loan B, 4.500%, 08/07/17(a)(b)	2,740,000	2,759,180
Consolidated Container Co. LLC, Term Loan Reprice, 5.000%, 07/03/19(a)(b)	4,578,525	4,582,325
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.750%, 09/28/18(a)(b)	18,453,750	18,654,527
Sealed Air Corp., New Term Loan, 4.000%, 10/03/18(a)(b)	2,690,938	2,727,453

		42,069,458

Real Estate 5.1%
Alliant Holdings I, Inc., New Term Loan B, 11/30/19(a)(b)(c)(d)	10,870,000	10,880,870
CB Richard Ellis Services, Inc., Term Loan A, 2.460%, 11/07/15(a)(b)	16,843,333	16,780,171
CB Richard Ellis Services, Inc., Term Loan C, 3.462%, 03/05/18(a)(b)	30,431,575	30,416,359
CB Richard Ellis Services, Inc., Term Loan D, 3.710%-5.750%, 09/04/19(a)(b)(e)	53,203,740	53,192,567
Grizzly Ventures LLC, Term Loan B, 3.213%, 12/02/14(a)(b)	17,217,333	17,217,333
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)(e)	17,474,514	17,605,573
Istar Financial, Inc., Term Loan, 5.750%, 09/28/17(a)(b)	59,134,552	59,528,980
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/17/17(a)(b)(d)	5,590,000	5,855,525
Realogy Corp., Letter of Credit, 3.415%, 10/10/13(a)(b)	172,132	165,462
Realogy Corp., Extended Term Loan, 4.461%, 10/10/16(a)(b)	12,795,971	12,822,587
Realogy Corp., Extended Letter of Credit, 4.464%, 10/10/16(a)(b)	1,026,617	1,028,752

		225,494,179

Retail 4.1%
Academy, Ltd., New Term Loan, 4.750%, 08/03/18(a)(b)	6,379,013	6,412,056
Ascena Retail Group, Inc., Term Loan B, 4.750%, 06/14/18(a)(b)	5,124,238	5,154,112
Capital Automotive L.P., New Term Loan B, 5.250%, 03/10/17(a)(b)(e)	56,330,981	56,777,123
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	6,428,888	6,444,960
Harbor Freight Tools USA, Inc., Term Loan B, 5.500%, 11/14/17(a)(b)	4,563,563	4,609,198
HMK Intermediate Holdings LLC, Term Loan, 7.250%, 03/29/19(a)(b)	9,200,475	9,223,476
J Crew Group, Inc., New Term Loan B, 4.500%, 03/07/18(a)(b)	7,314,245	7,331,653
Jo-Ann Stores, Inc., Term Loan, 4.750%, 03/16/18(a)(b)	9,781,805	9,808,314
NBTY, Inc., Term Loan B1, 4.250%, 10/02/17(a)(b)	9,075,518	9,156,018

See Notes to Schedules of Portfolio Investments.

Party City Holdings, Inc., New Term Loan B, 5.750%, 07/26/19(a)(b)	14,009,888	14,152,088
Petco Animal Supplies, Inc., New Term Loan, 4.500%, 11/24/17(a)(b)	12,669,600	12,753,346
Phillips-Van Heusen Corp., Term Loan B, 12/19/19(a)(c)(d)	17,745,000	17,828,756
Pilot Travel Centers LLC, Term Loan B2, 4.250%, 08/07/19(a)(b)	5,586,000	5,611,584
Smart & Final Stores LLC, New 1st Lien Term Loan, 5.750%, 11/15/19(a)(b)	5,455,000	5,448,181
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	8,597,900	8,216,411

		178,927,276

Semiconductors 0.3%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.464%, 12/01/16(a)(b)	5,597,817	5,471,866
Microsemi Corp., Repriced Term Loan, 4.000%, 02/02/18(a)(b)	5,947,770	5,987,442
Semtech Corp., Term Loan B, 4.250%, 03/20/17(a)(b)	3,701,400	3,729,161

		15,188,469

Software 0.4%
Genesys Telecom Holdings, U.S., Inc., Term Loan B, 6.750%, 01/31/19(a)(b)	6,619,975	6,673,795
Sophia, L.P., Term Loan B, 6.250%, 07/19/18(a)(b)	10,341,835	10,453,010
VeriFone, Inc., New Term Loan B, 4.250%, 12/28/18(a)(b)	1,139,664	1,139,094

		18,265,899

Telecommunication Services 10.5%
Airvana, Inc., Term Loan B, 10.000%, 03/25/15(a)(b)	977,439	979,276
Atlantic Broadband Finance, LLC, New Term Loan B, 4.500%, 11/29/19(a)(b)	3,315,000	3,340,691
Avaya, Inc., Non Extended Term Loan B1, 3.062%, 10/24/14(a)(b)	6,994,984	6,840,884
BBHI Acquisition LLC, Term Loan B, 4.500%, 12/14/17(a)(b)	4,838,824	4,857,986
Cequel Communications LLC, Term Loan B, 4.000%, 02/14/19(a)(b)(e)	38,736,877	38,890,662
Consolidated Communications, Inc., Term Loan B3, 5.250%, 12/31/18(a)(b)	7,730,000	7,713,071
Cricket Communications, Inc., Term Loan, 4.750%, 10/10/19(a)(b)	4,610,000	4,629,224
Crown Castle International Corp., Term Loan B, 4.000%, 01/31/19(a)(b)	22,101,556	22,202,781
CSC Holdings, Inc., Extended Term Loan A4, 2.460%, 12/30/16(a)(b)	4,260,000	4,235,505
Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 7.500%, 09/16/19(a)(b)(d)	13,680,000	14,073,300
Entercom Radio LLC, Term Loan B, 5.000%, 11/23/18(a)(b)	4,276,567	4,301,970
Gray Television, Inc., New Term Loan B, 4.750%, 10/15/19(a)(b)	16,662,117	16,759,257
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/15/15(a)(b)	12,029,449	12,024,397
Intelsat Jackson Holdings Ltd., Term Loan, 3.210%, 02/03/14(a)(b)	22,765,000	22,712,868
Intelsat Jackson Holdings Ltd., Term Loan B1, 4.500%, 04/02/18(a)(b)	59,601,701	60,061,230
Kabel Deutschland GMBH, Term Loan F, 4.250%, 02/01/19(a)(b)	17,285,000	17,400,291
Level 3 Financing, Inc., Term Loan, 4.750%, 08/01/19(a)(b)	74,405,000	74,715,269
Level 3 Financing, Inc., Term Loan B, 5.250%, 08/01/19(a)(b)	29,765,000	30,016,217
LIN Television Corp., Term Loan B, 12/21/18(a)(b)(c)(d)	5,435,000	5,457,664
MetroPCS Wireless, Inc., New Term Loan B3, 4.000%, 03/16/18(a)(b)	13,868,294	13,881,330
Mission Broadcasting, Inc., Mission Term Loan B, 1.750%-4.500%, 12/03/19(a)(b)	809,714	817,811
Nexstar Broadcasting, Inc., Term Loan, 4.500%, 12/03/19(a)(b)	1,915,286	1,934,439
NTELOS Inc., Term Loan A, 4.500%, 08/20/15(a)(b)	1,995,000	1,950,113
NTELOS Inc., New Term Loan B, 5.750%, 11/07/19(a)(b)	6,349,088	6,095,124
Peak Ten, Inc., New Term Loan B, 7.250%, 10/29/19(a)(b)	9,250,000	9,296,250
Telx Group, Inc., Term Loan B, 6.250%, 09/26/17(a)(b)	7,396,836	7,456,972
UPC Financing Partnership, Term Loan T, 3.714%, 12/30/16(a)(b)	220,210	220,234
WMG Acquisition Corp., Term Loan, 5.250%, 11/01/18(a)(b)	6,475,000	6,543,829
Zayo Group, LLC, REFI Term Loan B, 5.250%, 07/02/19(a)(b)	61,839,624	62,516,150

		461,924,795

Telecommunications 2.9%
Cumulus Media Holdings Inc., First Lien Term Loan, 4.500%, 09/16/19(a)(b)	27,812,769	27,873,679
Fibertech Networks LLC, New Term Loan, 5.750%, 11/26/19(a)(b)(c)(d)	3,685,000	3,708,031
Lightsquared L.P., Term Loan B, 0.000%, 10/01/14(a)(b)(f)(h)	7,236,851	6,341,291
SBA Finance, Add on Term Loan, 3.750%, 09/27/19(a)(b)	4,650,000	4,667,437
Vodafone Americas Finance 2, PIK Term Loan B, 6.250%, 07/11/16(a)(g)	47,906,719	49,224,154
Vodafone Americas Finance 2, PIK Term Loan, 6.875%, 08/11/15(a)(g)	30,445,923	31,054,842

See Notes to Schedules of Portfolio Investments.

Windstream Corp., Term Loan B3, 4.000%, 08/08/19(a)(b)	5,572,000	5,603,370

		128,472,804

Textiles 0.2%
Warnaco, Inc., Term Loan, 3.750%, 06/15/18(a)(b)	4,354,269	4,339,769
Wolverine Worldwide, Inc., Term Loan B, 4.000%, 07/31/19(a)(b)	2,653,706	2,670,292

		7,010,061

Transportation 0.9%
August LuxUK Holding Co., S.A.R.L., Luxco Term Loan, 6.250%, 04/27/18(a)(b)	2,624,488	2,650,733
August LuxUK Holding Co., S.A.R.L., Luxco 2nd Lien Term Loan, 10.500%, 04/29/19(a)(b)	1,130,000	1,135,650
August U.S. Holding Co., Inc., Term Loan B, 6.250%, 04/27/18(a)(b)	2,018,875	2,039,064
August U.S. Holding Co., Inc., 2nd Lien Term Loan, 10.500%, 04/29/19(a)(b)	870,000	874,350
Avis Budget Car Rental LLC, Term Loan C, 4.250%, 03/15/19(a)(b)	9,319,035	9,374,949
Delta Air Lines, Inc., Term Loan B1, 5.250%, 10/18/18(a)(b)	13,690,000	13,789,253
FleetPride Corp., 1st Lien Term Loan, 5.250%, 11/20/19(a)(b)	7,275,000	7,277,255
Goodyear Tire & Rubber Co. (The), New 2nd Lien Term Loan, 4.750%, 04/30/19(a)(b)	2,805,000	2,820,343

		39,961,597

Utilities 1.0%
AES Corp., New Term Loan, 4.250%, 06/01/18(a)(b)	20,575,586	20,778,050
Astoria Generating Co. Acquisitions, LLC, New Term Loan, 8.500%, 10/26/17(a)(b)	6,475,000	6,489,828
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	14,411,250	14,717,489

		41,985,367

Total Bank Loans (Cost $3,910,075,647)		3,951,687,004

Corporate Bonds 4.2%
Auto Manufacturers 0.0%(i)
General Motors Co. Escrow, 7.200%(a)(f)(g)(j)(k)	10,000,000	—
General Motors Co. Escrow, 8.375%(a)(f)(g)(j)(k)	10,000,000	—

		—

Commercial Services 0.1%
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	3,715,000	3,612,837

Electric 1.0%
General Cable Corp., 2.683%, 04/01/15(a)(e)	5,133,000	5,068,838
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21	35,929,355	37,186,882

		42,255,720

Entertainment 0.0%(i)
Diamond Resorts Corp., 12.000%, 08/15/18	1,000,000	1,082,500

Holding Companies-Diversified 0.1%
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20(b)	2,195,000	2,271,825

Home Builders 0.0%(i)
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(b)	170,000	174,250

Insurance 0.0%(i)
Onex USI Aquisition Corp., 7.750%, 01/15/21(b)	490,000	482,650

Internet 0.1%
Zayo Escrow Corp., 8.125%, 01/01/20	1,475,000	1,640,938
Zayo Escrow Corp., 10.125%, 07/01/20	2,365,000	2,690,187

		4,331,125

Media 0.2%
Clear Channel Communications, Inc., 9.000%, 12/15/19(b)	10,353,000	9,472,995

Mining 0.0%(i)
Inmet Mining Corp., 8.750%, 06/01/20(b)	1,170,000	1,278,225

See Notes to Schedules of Portfolio Investments.

Oil & Gas 0.0%(i)
Antero Resources Finance Corp., 6.000%, 12/01/20(b)	330,000	334,125

Oil & Gas Services 0.0%(i)
Oil States International, Inc., 5.125%, 01/15/23(b)	295,000	299,056

Pipelines 0.1%
Atlas Pipeline Partners LP, 8.750%, 06/15/18(e)	3,855,000	4,105,575

Retail 0.0%(i)
Landry’s Holdings II, Inc., 10.250%, 01/01/18(b)	625,000	621,875

Telecommunication Services 2.6%
Cricket Communications, Inc., 7.750%, 05/15/16(e)	3,000,000	3,176,250
Integra Telecom, Inc., 10.750%, 04/15/16(b)	2,280,000	2,382,600
Intelsat Bermuda Ltd. PIK, 11.500%, 02/04/17(e)	25,645,017	27,247,831
Intelsat Jackson Holdings SA, 7.250%, 10/15/20(b)	3,750,000	4,068,750
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,250,000	1,378,125
iPCS, Inc., 2.438%, 05/01/13(a)(e)	10,318,000	10,292,205
Level 3 Financing, Inc., 4.469%, 02/15/15(e)	500,000	499,400
Level 3 Financing, Inc., 8.125%, 07/01/19	4,065,000	4,430,850
Level 3 Financing, Inc., 10.000%, 02/01/18	3,440,000	3,835,600
Satmex Escrow SA de CV, 9.500%, 05/15/17	6,000,000	6,300,000
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	2,080,000
Sprint Capital Corp., 8.750%, 03/15/32(e)	1,700,000	2,078,250
Sprint Nextel Corp., 7.000%, 03/01/20(b)	265,000	308,063
Sprint Nextel Corp., 7.000%, 08/15/20	5,680,000	6,205,400
Sprint Nextel Corp., 11.500%, 11/15/21	2,280,000	3,100,800
Trilogy International Partners LLC, 10.250%, 08/15/16(b)	7,958,000	7,003,040
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)	14,502,561	13,991,420
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	9,940,000	10,064,250
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(e)	4,750,000	4,898,480

		113,341,314

Total Corporate Bonds (Cost $176,767,481)		183,664,072

Preferred Stocks 0.1%
Diversified Financial Services 0.1%
GMAC Capital Trust I, Series 2, 8.125%(a)	94,025	2,505,766

Total Preferred Stocks (Cost $2,350,625)		2,505,766

Common Stock 0.0%(i)
Energy-Alternate Sources 0.0%(i)
Aventine Renewable Energy Holdings, Inc. 0.00%*(f)(g)(j)	69,044	1,035,660

Total Common Stock (Cost $0)		1,035,660

Money Market Fund 9.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.04%(l)	409,739,832	409,739,832

Total Money Market Fund (Cost $409,739,832)		409,739,832

Total Investments (Cost $4,498,933,585) — 103.4%		4,548,632,334
Liabilities in Excess of Other Assets — (3.4)%		(151,510,101)

Net Assets — 100.0%		$4,397,122,233

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.

See Notes to Schedules of Portfolio Investments.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 87.5% of net assets as of December 31, 2012.
(c)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Security is in default.
(g)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(h)	Bankrupt Issuer
(i)	Less than 0.05% of Net Assets.
(j)	Valued at fair value using procedures approved by the Board of Trustees. (See Note 2(a)).
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

LP	– Limited Partnership
PIK	– Payment in-kind

As of Decemeber 31, 2012, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Commitment	Unrealized Appreciation
Mission Broadcasting, Inc.	$467,143	$12,126

The commitment is available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 3.9%
Aerospace/Defense 0.3%
DigitalGlobe, Inc., Term Loan B, 5.750%, 10/07/18(a)(b)	6,381,654	6,393,652

Chemicals 0.1%
Trinseo Materials Operating S.C.A., New Term Loan B, 8.000%, 08/02/17(a)(b)	2,365,000	2,300,341

Commercial Services 0.3%
Walter Energy, Inc., Term Loan B, 5.750%, 04/02/18(a)(b)	5,384,381	5,409,042

Entertainment 0.1%
Caesars Entertainment Operating Co., Term Loan B2, 3.210%, 01/28/15(a)(b)	2,915,000	2,865,678

Health Care 0.0%(c)
Community Health Systems, Inc., Extended Term Loan, 3.810%, 01/25/17(a)(b)	845,273	849,813

Information Technology 0.5%
CDW LLC, Extended Term Loan, 4.000%, 07/14/17(a)(b)	10,790,000	10,730,655

Insurance 0.1%
Asurion LLC, New 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)	1,380,000	1,392,765

Media 0.2%
Charter Communications Operating LLC, Term Loan D, 4.000%, 05/15/19(a)(b)	4,704,450	4,740,909

Mining 0.1%
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(b)	1,117,200	1,125,579

Oil & Gas 0.7%
Energy Transfer Equity, LP, New Term Loan B, 3.750%, 03/24/17(a)(b)	10,890,000	10,960,785
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(b)(d)	4,615,188	3,821,376

		14,782,161

Real Estate 0.1%
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)	2,285,860	2,303,003

Semiconductors 0.1%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.460%, 12/01/16(a)(b)	1,535,000	1,500,463

Telecommunication Services 1.3%
Avaya, Inc., Non Extended Term Loan B1, 3.060%, 10/24/14(a)(b)	2,316,641	2,265,605
Cequel Communications LLC, Term Loan B, 4.000%, 02/14/19(a)(b)	11,969,550	12,017,069
Crown Castle International Corp., Term Loan B, 4.000%, 01/31/19(a)(b)	5,954,887	5,982,161
Level 3 Financing, Inc., Term Loan B, 5.250%, 08/01/19(a)(b)	6,605,000	6,660,746

		26,925,581

Total Bank Loans (Cost $81,097,674)		81,319,642

Corporate Bonds 86.6%
Advertising 0.2%
Affinion Group, Inc., 7.875%, 12/15/18	5,435,000	4,144,188

Aerospace/Defense 0.7%
BE Aerospace, Inc., 5.250%, 04/01/22	8,630,000	9,147,800
Ducommun, Inc., 9.750%, 07/15/18	3,230,000	3,472,250

See Notes to Schedules of Portfolio Investments.

Triumph Group, Inc., 8.000%, 11/15/17	2,770,000	2,991,600

		15,611,650

Airlines 0.7%
Air Canada, Inc., 9.250%, 08/01/15(b)(e)	11,740,000	12,268,300
Continental Airlines Pass Thru Certificate, Series 2012-B, C1 B, 6.250%, 04/11/20	1,960,000	2,077,600

		14,345,900

Apparel 0.2%
Wolverine World Wide, Inc., 6.125%, 10/15/20(b)	4,100,000	4,305,000

Auto Parts & Equipment 0.5%
AFFINIA Group, Inc., 10.750%, 08/15/16(b)	1,648,000	1,786,020
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	8,893,000	9,559,975

		11,345,995

Banks 5.5%
Ally Financial, Inc., 4.625%, 06/26/15	5,000,000	5,212,380
Ally Financial, Inc., 5.500%, 02/15/17(f)	3,625,000	3,877,891
Ally Financial, Inc., 7.500%, 09/15/20(f)	13,841,000	16,713,007
Ally Financial, Inc., 8.000%, 11/01/31	13,755,000	17,417,269
CIT Group, Inc., 4.250%, 08/15/17	7,205,000	7,419,291
CIT Group, Inc., 4.750%, 02/15/15(b)	5,670,000	5,896,800
CIT Group, Inc., 5.000%, 05/15/17	6,425,000	6,810,500
CIT Group, Inc., 5.250%, 03/15/18	3,540,000	3,787,800
CIT Group, Inc., 6.625%, 04/01/18(b)	6,630,000	7,491,900
HBOS PLC, 6.000%, 11/01/33(b)	4,025,000	3,637,272
Lloyds Banking Group PLC, 6.267%(a)(b)(e)(g)	5,045,000	3,859,425
Lloyds Banking Group PLC, 6.413%(a)(b)(g)	4,410,000	3,858,750
Lloyds Banking Group PLC, 6.657%(a)(b)(g)	4,210,000	3,736,375
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(b)	2,685,000	2,832,675
Provident Funding Association LP, 10.250%, 04/15/17(b)	3,455,000	3,809,137
RBS Capital Trust II, 6.425%(a)(g)	4,145,000	3,606,150
Regions Bank, 6.450%, 06/26/37	2,825,000	2,977,663
Regions Bank, 7.500%, 05/15/18	2,050,000	2,472,813
Regions Financial Corp., 5.750%, 06/15/15	6,026,000	6,515,612
Royal Bank of Scotland Group PLC, 7.648%(a)(g)	2,075,000	2,095,750
Royal Bank of Scotland Group PLC, Series U, 7.640%(a)(g)	800,000	720,000

		114,748,460

Beverages 0.1%
Cott Beverages, Inc., 8.125%, 09/01/18	1,500,000	1,657,500

Building Materials 1.8%
Building Materials Corp. of America, 6.750%, 05/01/21(b)	2,885,000	3,187,925
Cemex Finance LLC, 9.375%, 10/12/22(b)	5,575,000	6,271,875
Masco Corp., 5.950%, 03/15/22	5,540,000	6,141,046
USG Corp., 8.375%, 10/15/18(b)	11,650,000	12,931,500
USG Corp., 9.750%, 08/01/14(b)	5,845,000	6,487,950
USG Corp., 9.750%, 01/15/18	1,715,000	1,942,237

		36,962,533

Chemicals 1.2%
Huntsman International LLC, 5.500%, 06/30/16(e)	1,568,000	1,569,960
Huntsman International LLC, 8.625%, 03/15/21(e)	1,055,000	1,205,338
Ineos Finance PLC, 7.500%, 05/01/20(b)	4,100,000	4,294,750
Ineos Finance PLC, 9.000%, 05/15/15(b)	1,775,000	1,885,938
Kinove German Bondco GmbH, 9.625%, 06/15/18(b)	3,647,000	3,984,347
LyondellBasell Industries, 6.000%, 11/15/21	2,025,000	2,374,312
Nova Chemicals Corp., 8.625%, 11/01/19	2,845,000	3,229,075
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	3,865,000	4,038,925

See Notes to Schedules of Portfolio Investments.

Oxea Finance & Cy SCA, 9.500%, 07/15/17(b)	2,405,000	2,633,475

		25,216,120

Coal 0.8%
Arch Coal, Inc., 7.000%, 06/15/19(e)	9,075,000	8,439,750
Arch Coal, Inc., 7.250%, 06/15/21(e)	865,000	797,962
Peabody Energy Corp., 6.250%, 11/15/21	6,780,000	7,203,750

		16,441,462

Commercial Services 4.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	4,945,000	5,464,225
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	3,855,000	4,298,325
FTI Consulting, Inc., 6.000%, 11/15/22(b)	3,750,000	3,881,250
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,395,000	7,191,637
Hertz Corp., 7.500%, 10/15/18	2,580,000	2,850,900
Iron Mountain, Inc., 7.750%, 10/01/19	4,135,000	4,662,213
Iron Mountain, Inc., 8.000%, 06/15/20	1,515,000	1,602,113
Lender Processing Services, Inc., 5.750%, 04/15/23	5,760,000	5,976,000
Live Nation Entertainment, Inc., 7.000%, 09/01/20(b)	2,475,000	2,583,281
Live Nation Entertainment, Inc., 8.125%, 05/15/18(b)	3,465,000	3,733,538
National Money Mart Co., 10.375%, 12/15/16	2,720,000	3,005,600
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	10,375,000	10,919,687
ServiceMaster Co., 8.000%, 02/15/20(f)	11,365,000	11,848,012
Speedy Cash, Inc., 10.750%, 05/15/18(b)(e)	4,986,000	5,310,090
United Rentals NA, Inc., 7.375%, 05/15/20(b)(f)	5,605,000	6,151,488
United Rentals NA, Inc., 7.625%, 04/15/22(b)(f)	11,110,000	12,415,425
United Rentals NA, Inc., 9.250%, 12/15/19(f)	2,616,000	2,982,240

		94,876,024

Computers 1.4%
j2 Global, Inc., 8.000%, 08/01/20	5,565,000	5,787,600
NCR Corp., 4.625%, 02/15/21(b)	10,685,000	10,685,000
NCR Corp., 5.000%, 07/15/22(b)	5,095,000	5,177,794
Seagate HDD Cayman, 6.875%, 05/01/20	1,610,000	1,712,637
Seagate HDD Cayman, 7.750%, 12/15/18	1,320,000	1,450,350
Seagate Technology International Co. Ltd., 10.000%, 05/01/14(b)	532,000	572,565
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,375,000	1,472,969
SunGard Data Systems, Inc., 7.625%, 11/15/20	1,540,000	1,682,450

		28,541,365

Cosmetics/Personal Care 0.3%
Revlon Consumer Products Corp., 9.750%, 11/15/15	7,065,000	7,435,913

Diversified Financial Services 3.9%
Aircastle Ltd., 6.750%, 04/15/17	9,270,000	9,918,900
Aircastle Ltd., 7.625%, 04/15/20	9,545,000	10,666,537
Aircastle Ltd., 9.750%, 08/01/18	3,200,000	3,616,000
CNG Holdings, Inc., 9.375%, 05/15/20(b)	5,565,000	5,648,475
Community Choice Financial, Inc., 10.750%, 05/01/19	3,970,000	3,821,125
General Motors Financial Co., Inc., 6.750%, 06/01/18	3,290,000	3,774,232
Icahn Enterprises Finance Corp., 8.000%, 01/15/18	6,320,000	6,786,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.750%, 01/15/16	2,195,000	2,274,569
ILFC E-Capital Trust I, 4.540%, 12/21/65(a)(b)(e)	12,420,000	9,423,054
ILFC E-Capital Trust II, 6.250%, 12/21/65(a)(b)	2,490,000	2,128,950
International Lease Finance Corp., 6.250%, 05/15/19	945,000	1,006,425
International Lease Finance Corp., 8.625%, 09/15/15	2,230,000	2,505,963
International Lease Finance Corp.,5.650%, 06/01/14, MTN	1,320,000	1,373,618
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(b)	4,860,000	5,127,300
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(b)	2,965,000	3,335,625
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(b)	2,950,000	3,304,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22(b)	1,030,000	1,091,800

See Notes to Schedules of Portfolio Investments.

SquareTwo Financial Corp., 11.625%, 04/01/17(e)	5,570,000	5,277,575

		81,080,248

Electric 3.3%
AES Corp. (The), 7.750%, 10/15/15	485,000	544,412
AES Corp. (The), 8.000%, 10/15/17	4,225,000	4,879,875
AES Corp. (The), 9.750%, 04/15/16	2,750,000	3,286,250
AES Ironwood LLC, 8.857%, 11/30/25	3,052,122	3,578,613
Calpine Corp., 7.500%, 02/15/21(b)	4,140,000	4,574,700
Calpine Corp., 7.875%, 01/15/23(b)	5,679,000	6,417,270
Energy Future Holdings Corp., 10.000%, 01/15/20	9,370,000	10,470,975
GenOn Energy, Inc., 9.500%, 10/15/18	490,000	578,200
GenOn Energy, Inc., 9.875%, 10/15/20(e)	11,324,000	13,079,220
NRG Energy, Inc., 7.625%, 05/15/19	10,180,000	10,892,600
NRG Energy, Inc., 7.875%, 05/15/21	4,955,000	5,500,050
NRG Energy, Inc., 8.250%, 09/01/20	2,000,000	2,240,000
NRG Energy, Inc., 8.500%, 06/15/19	2,935,000	3,228,500

		69,270,665

Electrical Components & Equipment 0.4%
General Cable Corp., 5.750%, 10/01/22(b)	4,605,000	4,766,175
GrafTech International Ltd., 6.375%, 11/15/20(b)	3,750,000	3,885,938

		8,652,113

Electronics 0.7%
313 Group, Inc., 6.375%, 12/01/19(b)	9,720,000	9,634,950
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460,000	4,203,900

		13,838,850

Energy-Alternate Sources 0.2%
First Wind Capital LLC, 10.250%, 06/01/18(b)	5,075,000	5,214,563

Engineering & Construction 0.4%
Aguila 3 SA, 7.875%, 01/31/18(b)	6,275,000	6,651,500
Dycom Investments, Inc., 7.125%, 01/15/21	2,570,000	2,717,775

		9,369,275

Entertainment 2.0%
Carmike Cinemas, Inc., 7.375%, 05/15/19	2,960,000	3,196,800
Cinemark USA, Inc., 5.125%, 12/15/22(b)	1,950,000	1,974,375
Cinemark USA, Inc., 7.375%, 06/15/21	1,590,000	1,756,950
Diamond Resorts Corp., 12.000%, 08/15/18	18,349,000	19,862,793
Pinnacle Entertainment, Inc., 7.750%, 04/01/22(e)	2,130,000	2,268,450
Pinnacle Entertainment, Inc., 8.750%, 05/15/20(e)	3,780,000	4,082,400
Scientific Games International, Inc., 6.250%, 09/01/20(b)	5,190,000	5,358,675
Speedway Motorsports, Inc., 8.750%, 06/01/16	2,395,000	2,559,656

		41,060,099

Environmental Control 0.9%
Clean Harbors, Inc., 5.125%, 06/01/21(b)	2,595,000	2,685,825
Clean Harbors, Inc., 5.250%, 08/01/20	3,120,000	3,252,600
Covanta Holding Corp., 7.250%, 12/01/20	4,610,000	5,079,284
Darling International, Inc., 8.500%, 12/15/18	2,330,000	2,676,588
Heckmann Corp., 9.875%, 04/15/18(b)(e)	4,130,000	4,233,250

		17,927,547

Food 0.6%
Post Holdings, Inc., 7.375%, 02/15/22(b)	6,135,000	6,721,659
Stater Brothers Holdings, Inc., 7.750%, 04/15/15(f)	4,790,000	4,885,800

		11,607,459

See Notes to Schedules of Portfolio Investments.

Forest Products&Paper 0.2%
Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16(b)(e)	3,575,000	3,753,750

Gas 0.6%
Sabine Pass LNG LP, 6.500%, 11/01/20(b)	5,775,000	5,876,063
Sabine Pass LNG LP, 7.500%, 11/30/16	6,185,000	6,818,962

		12,695,025

Healthcare - Products 1.2%
Biomet, Inc., 6.500%, 08/01/20(b)	8,295,000	8,813,438
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18(b)	11,770,000	12,343,787
Physio-Control International, Inc., 9.875%, 01/15/19(b)	3,250,000	3,566,875

		24,724,100

Healthcare - Services 3.8%
CHS/Community Health Systems, Inc., 5.125%, 08/15/18	4,755,000	4,957,087
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	5,000,000	5,337,500
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	695,000	752,338
DaVita, Inc., 5.750%, 08/15/22	11,845,000	12,481,669
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19(b)(f)	3,115,000	3,344,731
Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22(b)(f)	3,115,000	3,379,775
HCA, Inc., 4.750%, 05/01/23	6,205,000	6,313,587
HCA, Inc., 5.875%, 03/15/22	9,585,000	10,423,687
HCA, Inc., 6.250%, 02/15/21	2,740,000	2,808,500
HCA, Inc., 7.500%, 02/15/22	9,215,000	10,551,175
Kindred Healthcare, Inc., 8.250%, 06/01/19(e)	4,275,000	4,157,438
Tenet Healthcare Corp., 6.250%, 11/01/18	6,920,000	7,594,700
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.750%, 02/01/19(e)	6,135,000	6,349,725

		78,451,912

Holding Companies-Diversified 0.3%
MMI International Ltd., 8.000%, 03/01/17(b)	6,045,000	6,407,700

Home Builders 0.7%
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(b)	2,665,000	2,731,625
KB Home, 7.500%, 09/15/22	2,775,000	3,024,750
KB Home, 9.100%, 09/15/17	3,180,000	3,696,750
Standard Pacific Corp., 8.375%, 05/15/18(f)	5,300,000	6,148,000

		15,601,125

Household Products/Wares 0.8%
Jarden Corp., 7.500%, 01/15/20	4,450,000	4,883,875
Reynolds Group Holdings, 6.875%, 02/15/21	1,825,000	1,966,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	7,845,000	8,727,562
Spectrum Brands Escrow Corp., 6.625%, 11/15/22(b)	1,900,000	2,037,750

		17,615,625

Housewares 0.2%
Libbey Glass, Inc., 6.875%, 05/15/20	4,525,000	4,864,375

Insurance 2.3%
American General Institutional Capital, Series B, 8.125%, 03/15/46(b)	2,750,000	3,437,500
American International Group, Inc., 8.175%, 05/15/68(a)	17,060,000	22,220,650
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	4,100,000	3,280,000
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)	7,037,000	6,051,820
Fairfax Financial Holdings Ltd., 7.375%, 04/15/18	274,000	312,360
Genworth Financial, Inc., 6.150%, 11/15/66(a)	4,605,000	3,419,212
Genworth Financial, Inc., 7.625%, 09/24/21(e)	745,000	822,159
Liberty Mutual Group, Inc., 7.000%, 03/07/67(a)(b)(e)	2,730,000	2,712,938

See Notes to Schedules of Portfolio Investments.

White Mountains Re Group Ltd., 7.506%(a)(b)(g)	5,270,000	5,438,535

		47,695,174

Internet 1.1%
CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22(b)	2,045,000	2,131,913
Equinix, Inc., 7.000%, 07/15/21	3,130,000	3,474,300
Mood Media Corp., 9.250%, 10/15/20(b)	5,775,000	6,085,406
Zayo Escrow Corp., 8.125%, 01/01/20	10,215,000	11,364,187

		23,055,806

Investment Companies 0.4%
Offshore Group Investments Ltd., 11.500%, 08/01/15	7,375,000	8,038,750

Iron/Steel 0.6%
APERAM, 7.375%, 04/01/16(b)	2,700,000	2,517,750
APERAM, 7.750%, 04/01/18(b)	2,550,000	2,244,000
JMC Steel Group, 8.250%, 03/15/18(b)	6,855,000	7,163,475

		11,925,225

Leisure Time 0.4%
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	4,545,000	5,056,312
Viking Cruises Ltd., 8.500%, 10/15/22(b)	4,015,000	4,336,200

		9,392,512

Lodging 1.9%
Ameristar Casinos, Inc., 7.500%, 04/15/21	1,210,000	1,311,338
Boyd Gaming Corp., 9.000%, 07/01/20(b)	5,540,000	5,456,900
Chester Downs & Marina LLC, 9.250%, 02/01/20(b)(e)	2,195,000	2,156,587
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	8,790,000	9,493,200
Harrahs Operating, Inc., 11.250%, 06/01/17	5,000,000	5,356,250
Marina District Finance Co., Inc., 9.875%, 08/15/18(e)	2,440,000	2,342,400
MGM Resorts International, 6.750%, 10/01/20(b)	4,195,000	4,284,144
MGM Resorts International, 7.625%, 01/15/17	8,185,000	8,757,950

		39,158,769

Machinery-Diversified 0.3%
Manitowoc Co., Inc. (The), 8.500%, 11/01/20	4,805,000	5,393,613

Media 5.8%
Block Communications, Inc., 7.250%, 02/01/20(b)	3,260,000	3,463,750
Cablevision Systems Corp., 7.750%, 04/15/18	1,180,000	1,312,750
Cablevision Systems Corp., 8.000%, 04/15/20(e)	4,490,000	5,056,863
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	6,295,000	6,279,262
CCO Holdings LLC/Cap Corp., 7.375%, 06/01/20	3,965,000	4,401,150
CCO Holdings LLC/Cap Corp., 8.125%, 04/30/20	2,190,000	2,452,800
Cequel Communications Holdings I LLC, 6.375%, 09/15/20(b)	2,845,000	2,962,356
Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/22(b)	6,395,000	6,570,862
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22(b)	17,255,000	17,902,062
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	3,365,000	3,390,238
DISH DBS Corp., 5.875%, 07/15/22	9,585,000	10,303,875
Echostar DBS Corp., 7.125%, 02/01/16	4,085,000	4,575,200
Echostar DBS Corp., 7.750%, 05/31/15	3,430,000	3,837,313
Entravision Communications Corp., 8.750%, 08/01/17	4,054,000	4,398,590
LIN Television Corp., 6.375%, 01/15/21(b)	2,375,000	2,493,750
Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23(b)	7,235,000	7,361,612
Mediacom LLC/Capital Corp., 9.125%, 08/15/19	1,145,000	1,268,088
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	1,975,000	2,167,563
Sinclair Television Group, Inc., 9.250%, 11/01/17(b)	2,690,000	2,959,000
Sirius XM Radio, Inc., 5.250%, 08/15/22(b)	3,870,000	3,908,700
Sirius XM Radio, Inc., 7.625%, 11/01/18(b)	2,910,000	3,244,650
Univision Communications, Inc., 6.750%, 09/15/22(b)	14,245,000	14,707,962

See Notes to Schedules of Portfolio Investments.

Videotron Ltee., 5.000%, 07/15/22	5,815,000	6,098,481

		121,116,877

Mining 3.1%
Aleris International, Inc., 7.875%, 11/01/20(b)	5,390,000	5,390,000
FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18(b)(e)	1,170,000	1,208,025
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(e)	18,045,000	19,217,925
HudBay Minerals, Inc., 9.500%, 10/01/20(b)	4,155,000	4,393,912
Inmet Mining Corp., 7.500%, 06/01/21(b)	3,305,000	3,428,937
Inmet Mining Corp., 8.750%, 06/01/20(b)	18,450,000	20,156,625
New Gold, Inc., 6.250%, 11/15/22(b)	3,055,000	3,161,925
Novelis, Inc., 8.375%, 12/15/17	785,000	865,463
Novelis, Inc., 8.750%, 12/15/20	2,900,000	3,233,500
Vulcan Materials Co., 7.500%, 06/15/21	3,345,000	3,813,300

		64,869,612

Miscellaneous Manufacturer 1.0%
Amsted Industries, Inc., 8.125%, 03/15/18(b)	3,935,000	4,210,450
Bombardier, Inc., 5.750%, 03/15/22(b)(e)	9,890,000	10,161,975
Bombardier, Inc., 7.750%, 03/15/20(b)	1,180,000	1,339,300
Polymer Group, Inc., 7.750%, 02/01/19	5,260,000	5,641,350

		21,353,075

Oil & Gas 7.8%
Antero Resources Finance Corp., 6.000%, 12/01/20(b)	3,295,000	3,336,188
Chesapeake Energy Corp., 6.500%, 08/15/17(e)	1,295,000	1,405,075
Chesapeake Energy Corp., 6.875%, 11/15/20(e)	2,060,000	2,232,525
Chesapeake Energy Corp., 7.250%, 12/15/18(e)	3,105,000	3,384,450
CITGO Petroleum Corp., 11.500%, 07/01/17(b)	2,910,000	3,361,050
Coffeyville Resources LLC, 10.875%, 04/01/17(b)(e)	3,015,000	3,316,500
CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22(b)	1,475,000	1,467,625
EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	4,610,000	5,001,850
Hercules Offshore, Inc., 7.125%, 04/01/17(b)	5,075,000	5,316,062
Linn Energy LLC / Linn Energy Finance Corp., 6.500%, 05/15/19	4,450,000	4,494,500
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	4,865,000	5,302,850
MEG Energy Corp., 6.375%, 01/30/23(b)	8,210,000	8,558,925
Oasis Petroleum, Inc., 6.875%, 01/15/23	7,165,000	7,684,462
Offshore Group Investment Ltd., 7.500%, 11/01/19(b)(e)	9,315,000	9,408,150
Plains Exploration & Production Co., 6.125%, 06/15/19	6,630,000	7,226,700
Plains Exploration & Production Co., 6.625%, 05/01/21	8,685,000	9,564,356
Plains Exploration & Production Co., 6.875%, 02/15/23	15,650,000	17,880,125
Plains Exploration & Production Co., 7.625%, 06/01/18	2,510,000	2,641,775
Plains Exploration & Production Co., 8.625%, 10/15/19	2,095,000	2,383,063
Range Resources Corp., 5.000%, 08/15/22	2,880,000	3,009,600
Range Resources Corp., 7.250%, 05/01/18	2,130,000	2,236,500
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17(b)	2,000,000	2,250,000
SandRidge Energy, Inc., 7.500%, 03/15/21	11,420,000	12,219,400
SandRidge Energy, Inc., 8.000%, 06/01/18(b)	3,685,000	3,906,100
SandRidge Energy, Inc., 8.750%, 01/15/20	6,825,000	7,473,375
Seadrill Ltd., 5.625%, 09/15/17(b)	4,675,000	4,639,938
United Refining Co., 10.500%, 02/28/18	8,670,000	9,406,950
Western Refining, Inc., 11.250%, 06/15/17(b)	3,795,000	4,150,781
WPX Energy, Inc., 6.000%, 01/15/22	7,735,000	8,334,462

		161,593,337

Oil & Gas Services 1.6%
American Petroleum Tankers LLC, 10.250%, 05/01/15	3,571,000	3,731,695
Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21	8,000,000	8,560,000
Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20(b)	3,190,000	3,413,300
Oil States International, Inc., 5.125%, 01/15/23(b)	5,520,000	5,595,900

See Notes to Schedules of Portfolio Investments.

Oil States International, Inc., 6.500%, 06/01/19	11,185,000	11,912,025

		33,212,920

Packaging & Containers 1.1%
Ball Corp., 5.000%, 03/15/22	4,240,000	4,536,800
Graphic Packaging International, Inc., 9.500%, 06/15/17	2,175,000	2,349,000
Plastipak Holdings, Inc., 10.625%, 08/15/19(b)	2,010,000	2,296,425
Sealed Air Corp., 6.500%, 12/01/20(b)(e)	3,025,000	3,267,000
Sealed Air Corp., 8.125%, 09/15/19(b)	5,095,000	5,731,875
Sealed Air Corp., 8.375%, 09/15/21(b)	5,060,000	5,781,050

		23,962,150

Pharmaceuticals 1.2%
ConvaTec Healthcare, 10.500%, 12/15/18(b)	4,850,000	5,347,125
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	3,195,000	3,406,669
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	2,610,000	2,782,912
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	4,460,000	4,783,350
Valeant Pharmaceuticals International, 6.500%, 07/15/16(b)	4,000,000	4,205,000
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	3,900,000	4,241,250

		24,766,306

Pipelines 1.2%
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	4,420,000	4,486,300
Atlas Pipeline Partners LP, 8.750%, 06/15/18	3,335,000	3,551,775
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/01/20(b)	2,865,000	2,965,275
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.375%, 06/01/19(b)	3,495,000	3,564,900
El Paso Corp., 6.500%, 09/15/20	6,885,000	7,774,081
El Paso Corp., 7.000%, 06/15/17	1,540,000	1,759,200

		24,101,531

Real Estate 0.2%
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17	3,280,000	3,534,200

Real Estate Investment Trust 1.6%
Felcor Lodging LP, 5.625%, 03/01/23(b)	5,485,000	5,457,575
Host Hotels & Resorts LP, 9.000%, 05/15/17	1,115,000	1,193,050
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	2,640,000	2,772,000
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	7,550,000	8,191,750
Reckson Operating Partnership LP, 7.750%, 03/15/20	6,005,000	7,466,689
Rouse Co. LP (The), 6.750%, 11/09/15	7,120,000	7,467,100

		32,548,164

Retail 3.8%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	4,645,000	5,167,563
AutoNation, Inc., 5.500%, 02/01/20	4,636,000	4,977,905
Claire’s Stores, Inc., 9.000%, 03/15/19(b)(e)	4,200,000	4,504,500
Dufry Finance SCA, 5.500%, 10/15/20(b)	4,200,000	4,347,000
JC Penney Corp., Inc., 5.650%, 06/01/20(e)	2,305,000	1,999,588
JC Penney Corp., Inc., 5.750%, 02/15/18(e)	2,070,000	1,821,600
JC Penney Corp., Inc., 6.375%, 10/15/36	4,135,000	3,101,250
Limited Brands, Inc., 5.625%, 02/15/22	7,220,000	7,851,750
Limited Brands, Inc., 6.625%, 04/01/21	2,900,000	3,320,500
Limited Brands, Inc., 7.000%, 05/01/20	2,520,000	2,898,000
Penske Automotive Group, Inc., 5.750%, 10/01/22(b)	3,830,000	3,944,900
Phillips-Van Heusen Corp., 7.375%, 05/15/20	2,005,000	2,248,106
PVH Corp., 4.500%, 12/15/22	2,630,000	2,656,300
QVC, Inc., 7.500%, 10/01/19(b)	1,600,000	1,765,310
Rite Aid Corp., 7.500%, 03/01/17(e)	6,000,000	6,165,000
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	5,925,000	6,547,125
Sears Holdings Corp., 6.625%, 10/15/18(e)	13,335,000	12,134,850
Toys R Us, Inc., 7.375%, 10/15/18	3,010,000	2,739,100

See Notes to Schedules of Portfolio Investments.

Toys R Us, Inc., 10.375%, 08/15/17	410,000	427,425

		78,617,772

Semiconductors 0.2%
Freescale Semiconductor, Inc., 9.250%, 04/15/18(b)(e)	3,035,000	3,315,738

Shipbuilding 0.7%
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	5,995,000	6,519,563
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	7,225,000	7,857,187

		14,376,750

Software 0.5%
First Data Corp., 6.750%, 11/01/20(b)	10,015,000	10,115,150

Storage/Warehousing 0.4%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	8,859,000	9,102,623

Telecommunication Services 9.9%
Consolidated Communications Finance Co., 10.875%, 06/01/20(b)	2,190,000	2,409,000
Cricket Communications, Inc., 7.750%, 05/15/16	1,535,000	1,625,181
GeoEye, Inc., 8.625%, 10/01/16	2,055,000	2,239,950
Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,735,000	3,015,338
Hughes Satellite Systems Corp., 7.625%, 06/15/21	1,270,000	1,444,625
Inmarsat Finance PLC, 7.375%, 12/01/17(b)	5,890,000	6,331,750
Integra Telecom, Inc., 10.750%, 04/15/16(b)	13,012,000	13,597,540
Intelsat Jackson Holdings SA, 7.250%, 04/01/19	4,000,000	4,300,000
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	5,000,000	5,437,500
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	4,340,000	4,784,850
Intelsat Jackson Holdings SA, 8.500%, 11/01/19(e)	850,000	952,000
Level 3 Financing, Inc., 8.125%, 07/01/19	4,010,000	4,370,900
Level 3 Financing, Inc., 8.625%, 07/15/20	4,065,000	4,512,150
Level 3 Financing, Inc., 9.375%, 04/01/19	7,000,000	7,822,500
NII Capital Corp., 7.625%, 04/01/21(f)	8,338,000	6,316,035
NII Capital Corp., 8.875%, 12/15/19	3,825,000	3,040,875
PAETEC Holding Corp., 8.875%, 06/30/17	3,005,000	3,222,863
Sable International Finance Ltd., 8.750%, 02/01/20(b)(e)	3,515,000	4,024,675
Satmex Escrow SA de CV, 9.500%, 05/15/17	5,875,000	6,168,750
SBA Telecommunications, Inc., 5.750%, 07/15/20(b)	9,125,000	9,695,313
Sprint Capital Corp., 6.875%, 11/15/28(f)	11,095,000	11,538,800
Sprint Capital Corp., 6.900%, 05/01/19(f)	4,168,000	4,543,120
Sprint Capital Corp., 8.750%, 03/15/32(f)	8,005,000	9,786,112
Sprint Nextel Corp., 6.000%, 12/01/16(f)	9,430,000	10,255,125
Sprint Nextel Corp., 7.000%, 08/15/20(f)	11,155,000	12,186,837
Sprint Nextel Corp., 8.375%, 08/15/17(f)	4,000,000	4,650,000
Sprint Nextel Corp., 11.500%, 11/15/21	65,000	88,400
TW Telecom Holdings, Inc., 5.375%, 10/01/22(b)	5,730,000	6,002,175
UPC Holding BV, 9.875%, 04/15/18(b)(e)	3,600,000	4,068,000
UPCB Finance V Ltd., 7.250%, 11/15/21(b)	2,100,000	2,310,000
US West Capital Funding, Inc., 6.875%, 07/15/28	5,940,000	6,054,161
US West Communications, 7.250%, 10/15/35	5,485,000	5,799,291
ViaSat Inc., 6.875%, 06/15/20(b)	4,130,000	4,315,850
ViaSat, Inc., 6.875%, 06/15/20	5,130,000	5,360,850
West Corp., 7.875%, 01/15/19	2,250,000	2,328,750
West Corp., 8.625%, 10/01/18	2,690,000	2,817,775
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)	8,134,329	7,837,539
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	10,405,000	10,535,062

		205,789,642

Textiles 0.2%
Mohawk Industries, Inc., 6.375%, 01/15/16	3,605,000	4,055,625

See Notes to Schedules of Portfolio Investments.

Transportation 1.1%
Bristow Group, Inc., 6.250%, 10/15/22	3,325,000	3,557,750
CHC Helicopter SA, 9.250%, 10/15/20	18,125,000	19,076,562

		22,634,312

Total Corporate Bonds (Cost $1,664,919,797)		1,801,492,174

U.S. Treasury Obligations 0.1%
U.S. Treasury Bill 0.1%
0.000%, 01/10/13(f)	800,000	799,994
0.000%, 01/31/13(f)	500,000	499,989

Total U.S. Treasury Obligations (Cost $1,299,990)		1,299,983

Convertible Preferred Stock 0.5%
Auto Manufacturers 0.5%
General Motors Co., Series B, 4.750%, 12/01/13(e)	256,940	11,338,762

Total Convertible Preferred Stock (Cost $10,925,846)		11,338,762

Short-Term Investment 6.1%
RidgeWorth Funds Securities Lending Joint Account(h)	126,467,233	126,467,233

Total Short-Term Investment (Cost $126,467,233)		126,467,233

Money Market Fund 7.6%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(i)	157,608,573	157,608,573

Total Money Market Fund (Cost $157,608,573)		157,608,573

Total Investments (Cost $2,042,319,113) — 104.8%		2,179,526,367
Liabilities in Excess of Other Assets — (4.8)%		(100,789,021)

Net Assets — 100.0%		$2,078,737,346

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 38.2% of net assets as of December 31, 2012.
(c)	Less than 0.05% of Net Assets.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $123,644,330.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2 (i)).
(i)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

LP	– Limited Partnership
MTN	– Medium Term Note
PIK	– Payment in-kind
ULC	– Unlimited Liability Company

See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreement – Buy Protection

At December 31, 2012, the Fund’s open swap agreement was as follows:

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.18	JPMorgan	$19,800,000	5.000%	06/20/17	4.626%	$(389,487)	$(286,262)	$103,225

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s net assets at December 31, 2012.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At December 31, 2012, liquid assets totaling $347,995 have been designated as collateral for open credit default swap agreements.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 7.3%
Automobiles 5.5%
Bank of America Auto Trust, Series 2012-1, Cl A3, 0.780%, 06/15/16	1,000,000	1,004,434
Ford Credit Auto Owner Trust, Series 2012-A, Cl A3, 0.840%, 08/15/16	1,525,000	1,532,956
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	2,855,000	2,875,539
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	1,180,000	1,203,521
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	1,295,000	1,302,590

		7,919,040

Other 1.8%
GE Equipment Transportation LLC, Series 2011-1, Cl A3, 1.000%, 10/20/14	1,158,308	1,160,728
John Deere Owner Trust, Series 2011-A, Cl A3, 1.290%, 01/15/16	1,395,754	1,403,041

		2,563,769

Total Asset-Backed Securities (Cost $10,409,321)		10,482,809

Collateralized Mortgage Obligations 22.0%
Agency Collateralized Mortgage Obligations 5.6%
Federal National Mortgage Association
Series 2009-37, Cl HA, 4.000%, 04/25/19	1,373,536	1,449,963
Series 2011-38, Cl AH, 2.750%, 05/25/20	3,571,625	3,689,717
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	2,850,000	2,910,574

		8,050,254

Commercial Mortgage Backed Securities 15.4%
Banc of America Commercial Mortgage, Inc.
Series 2004-1, Cl A4, 4.760%, 11/10/39	1,285,000	1,327,390
Series 2004-3, Cl A5, 5.555%, 06/10/39(a)	3,719,561	3,945,305
Series 2005-2, Cl AM, 4.913%, 07/10/43(a)	2,105,000	2,272,867

		7,545,562

Citigroup Commercial Mortgage Trust
Series 2004-C1, Cl A3, 5.251%, 04/15/40(a)	1,868,159	1,887,444

Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Cl A2, 6.096%, 07/16/34(b)	12,159	12,156

CS First Boston Mortgage Securities Corp.
Series 2004-C5, Cl A3, 4.499%, 11/15/37	1,505,009	1,504,634
Series 2005-C5, Cl AM, 5.100%, 08/15/38(a)	2,095,000	2,300,333

		3,804,967

GE Capital Commercial Mortgage Corp.
Series 2004-C2, Cl A3, 4.641%, 03/10/40	393,726	398,876

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	901,582	903,113

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Cl A4, 5.542%, 06/15/29(a)	2,370,000	2,518,315

See Notes to Schedules of Portfolio Investments.

Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Cl A2, 4.380%, 10/15/41	645,168	644,900
Series 2005-C22, Cl A4, 5.298%, 12/15/44(a)	3,800,000	4,237,437

		4,882,337

		21,952,770

Whole Loan Collateral Mortgage Obligation 1.0%
FDIC Structured Sale Guaranteed Notes
Series 2010-L2A, Cl A, 3.000%, 09/30/19(b)	1,406,264	1,442,739

Total Collateralized Mortgage Obligation (Cost $30,496,235)		31,445,763

Corporate Bonds 43.9%
Auto Manufacturers 2.4%
Daimler Finance North America LLC, 1.650%, 04/10/15(b)	1,800,000	1,822,079
Kia Motors Corp., 3.625%, 06/14/16(b)	500,000	524,120
Volkswagen International Finance, 0.912%, 11/20/14(a)(b)	1,020,000	1,019,623

		3,365,822

Banks 11.7%
American Express Centurion Bank, 0.875%, 11/13/15	835,000	834,386
Bank of Montreal, 0.800%, 11/06/15, MTN	1,640,000	1,637,653
Bank of Nova Scotia, 0.810%, 02/10/14	1,705,000	1,710,054
Branch Banking & Trust Co., 0.630%, 09/13/16(a)	1,630,000	1,604,640
Capital One Financial Corp., 7.375%, 05/23/14	920,000	1,000,802
Commonwealth Bank of Australia, 1.950%, 03/16/15	1,550,000	1,590,519
Fifth Third Bank, 0.421%, 05/17/13(a)	1,405,000	1,404,656
Goldman Sachs Group, Inc. (The), 3.300%, 05/03/15	1,490,000	1,552,963
JPMorgan Chase & Co., 3.150%, 07/05/16	1,505,000	1,594,472
PNC Funding Corp., 5.400%, 06/10/14	1,265,000	1,349,217
Wells Fargo & Co., 3.676%, 06/15/16	2,195,000	2,373,023

		16,652,385

Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	1,290,000	1,293,375
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	840,000	885,087

		2,178,462

Chemicals 0.7%
Dow Chemical Co. (The), 5.900%, 02/15/15	920,000	1,014,970

Commercial Services 0.2%
ERAC USA Finance LLC, 1.400%, 04/15/16(b)	335,000	337,246

Computers 0.6%
Hewlett-Packard Co., 1.250%, 09/13/13	860,000	859,990

Diversified Financial Services 7.4%
Caterpillar Financial Services Corp., 4.625%, 06/01/15	990,000	1,081,464
Citigroup, Inc., 5.500%, 04/11/13	1,610,000	1,626,588
General Electric Capital Corp., 1.000%, 12/11/15	1,130,000	1,134,547
General Electric Capital Corp., 4.875%, 03/04/15, MTN	740,000	801,361
Hyundai Capital America, 1.625%, 10/02/15(b)	805,000	809,837
Merrill Lynch & Co., Inc., Series C, 5.000%, 02/03/14, Series C, MTN	1,485,000	1,545,361
Morgan Stanley, 4.200%, 11/20/14	1,430,000	1,492,048
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	1,140,000	1,214,956
Woodside Finance Ltd., 4.500%, 11/10/14(b)	795,000	840,885

		10,547,047

Electric 1.7%
Dominion Resources, Inc., Series A, 1.400%, 09/15/17, Series A	1,005,000	1,005,176
Duke Energy Corp., 6.300%, 02/01/14	765,000	810,476

See Notes to Schedules of Portfolio Investments.

NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	655,000	662,058

		2,477,710

Food 0.6%
General Mills, Inc., 5.200%, 03/17/15	450,000	494,228
Kraft Foods Group, Inc., 1.625%, 06/04/15(b)	410,000	417,285

		911,513

Healthcare - Services 0.2%
UnitedHealth Group, Inc., 1.875%, 11/15/16	340,000	350,129

Holding Companies-Diversified 0.8%
EnCana Holdings Finance Corp., 5.800%, 05/01/14	1,120,000	1,190,547

Housewares 0.2%
Newell Rubbermaid, Inc., 2.050%, 12/01/17	210,000	212,793

Insurance 3.9%
Berkley (WR) Corporation, 5.875%, 02/15/13	1,000,000	1,005,924
Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	625,000	637,049
MetLife, Inc., 6.750%, 06/01/16	880,000	1,042,225
Metropolitan Life Global Funding I, 1.700%, 06/29/15(b)	1,145,000	1,168,802
Prudential Covered Trust 2012-1, 2.997%, 09/30/15(b)	1,648,250	1,709,255

		5,563,255

Internet 0.6%
Amazon.com, Inc., 0.650%, 11/27/15	800,000	799,518

Media 2.0%
CBS Corp., 1.950%, 07/01/17	255,000	259,791
Comcast Corp., 5.300%, 01/15/14	915,000	960,003
Time Warner Cable, Inc., 6.200%, 07/01/13	710,000	729,489
Viacom, Inc., 1.250%, 02/27/15	885,000	893,640

		2,842,923

Mining 1.3%
Rio Tinto Alcan, Inc., 5.200%, 01/15/14	1,745,000	1,822,349

Oil & Gas 0.8%
Devon Energy Corp., 1.875%, 05/15/17	390,000	397,577
Petrohawk Energy Corp., 7.250%, 08/15/18	695,000	784,618

		1,182,195

Oil & Gas Services 0.7%
National Oilwell Varco, Inc., 1.350%, 12/01/17	1,010,000	1,016,428

Pharmaceuticals 0.9%
McKesson Corp., 0.950%, 12/04/15	305,000	305,429
McKesson Corp., 6.500%, 02/15/14	850,000	904,723

		1,210,152

Pipelines 1.1%
Enterprise Products Operating LLC, Series M, 5.650%, 04/01/13	1,250,000	1,263,939
Williams Partners LP, 3.800%, 02/15/15	260,000	274,920

		1,538,859

Semiconductors 0.6%
Intel Corp., 1.350%, 12/15/17	895,000	894,741

Telecommunication Services 3.7%
AT&T, Inc., 2.500%, 08/15/15	1,840,000	1,918,344
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	2,260,000	2,372,421
Corning, Inc., 1.450%, 11/15/17	1,000,000	1,003,934

		5,294,699

See Notes to Schedules of Portfolio Investments.

Transportation 0.3%
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	420,000	448,353

Total Corporate Bonds (Cost $61,849,298)		62,712,086

Municipal Bond 1.9%
New Jersey 1.9%
New Jersey Economic Development Authority, RB, BAB, 1.308%, 06/15/13(a)	2,675,000	2,680,725

Total Municipal Bond (Cost $2,675,000)		2,680,725

U.S. Government Agency Mortgages 15.7%
Federal Home Loan Mortgage Corporation
Pool #847276, 2.524%, 04/01/34(a)	434,532	460,715
Pool #1B7142, 2.958%, 09/01/36(a)	851,869	913,489

		1,374,204

Federal National Mortgage Association
Pool #555162, 4.820%, 01/01/13	64,544	64,600
Pool #555290, 4.827%, 02/01/13	695,632	696,214
Pool #873294, 5.100%, 02/01/13	1,037,680	1,041,015
Pool #735065, 4.460%, 08/01/13	1,126,756	1,127,751
Pool #555910, 4.920%, 10/01/13	2,335,090	2,342,390
Pool #725877, 5.250%, 09/01/14	292,777	305,987
Pool #466534, 2.040%, 11/01/15	3,605,000	3,738,387
Pool #466598, 2.180%, 11/01/15	2,055,000	2,134,278
Pool #462085, 5.315%, 11/01/15	1,664,922	1,849,294
Pool #745889, 5.970%, 08/01/16	4,717,687	5,360,317
Pool #555844, 2.290%, 10/01/33(a)	311,855	332,447
Pool #822302, 2.939%, 05/01/35(a)	1,938,753	2,067,286

		21,059,966

Total U.S. Government Agency Mortgages (Cost $21,509,220)		22,434,170

U.S. Treasury Obligations 2.8%
U.S. Treasury Notes 2.8%
0.750%, 10/31/17	75,000	75,246
0.625%, 11/30/17	3,970,000	3,956,665

Total U.S. Treasury Obligations (Cost $4,047,298)		4,031,911

Money Market Fund 5.5%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.04%(c)	7,858,097	7,858,097

Total Money Market Fund (Cost $7,858,097)		7,858,097

Total Investments (Cost $138,844,469) — 99.1%		141,645,561
Other Assets in Excess of Liabilities — 0.9%		1,356,329

Net Assets — 100.0%		$143,001,890

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.1% of net assets as of December 31, 2012.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

See Notes to Schedules of Portfolio Investments.

BAB	– Build America Bonds
LP	– Limited Partnership
MTN	– Medium Term Note
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 88.1%
California 4.3%
Contra Costa Transportation Authority, Series B, RB, 5.000%, 03/01/22	400,000	489,364

Florida 10.7%
Martin County Consolidated Utilities System Revenue, RB, 5.000%, 10/01/28, Pre-refunded 10/01/2013 @ 100, AMBAC	500,000	517,630
Miami-Dade County FL Aviation Revenue, Series A, AMT, RB, 5.000%, 10/01/20	200,000	236,566
Tampa, RB, 5.000%, 09/01/19	400,000	471,072

		1,225,268

Hawaii 3.8%
Hawaii State, GO, 5.000%, 05/01/15	400,000	441,308

Illinois 5.5%
Illinois State, Series B, RB, 5.000%, 06/15/19	575,000	633,863

Kansas 4.4%
Kansas Development Finance Authority, RB, 5.000%, 06/01/13	500,000	509,770

Maryland 9.0%
Baltimore County, GO, 5.000%, 08/01/15	400,000	446,728
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23	500,000	585,510

		1,032,238

Michigan 6.9%
Michigan Finance Authority, Series B, RB, 5.000%, 07/01/23	750,000	798,795

Nebraska 4.4%
Nebraska Public Power District, Series B, RB, 5.000%, 01/01/13	500,000	500,000

New Jersey 7.9%
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	400,000	432,044
New Jersey State Turnpike Authority, Series B, RB, 5.000%, 01/01/19	400,000	476,500

		908,544

New York 3.8%
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/15	400,000	439,744

Ohio 8.6%
Columbus, Series A, GO, 3.000%, 02/15/14	450,000	463,680
Ohio State Water Development Authority, RB, 4.750%, 12/01/22, Pre-refunded 06/01/2014 @ 100	500,000	531,075

		994,755

Oklahoma 3.7%
Oklahoma City, GO, 4.000%, 03/01/15	400,000	430,432

Pennsylvania 4.4%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/22	450,000	510,777

Tennessee 3.6%
Hamilton County, Series A, GO, 4.000%, 01/01/14	400,000	415,012

See Notes to Schedules of Portfolio Investments.

Texas 7.1%
Dallas, GO, 5.000%, 02/15/13	300,000	301,764
Lower Colorado River Authority, RB, 5.000%, 05/15/13	500,000	508,830

		810,594

Total Municipal Bonds (Cost $10,041,914)		10,140,464

Money Market Fund 10.2%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(a)	1,173,872	1,173,872

Total Money Market Fund (Cost $1,173,872)		1,173,872

Total Investments (Cost $11,215,786) — 98.3%		11,314,336
Other Assets in Excess of Liabilities — 1.7%		196,504

Net Assets — 100.0%		$11,510,840

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 99.3%
U.S. Treasury Notes 99.3%
3.125%, 04/30/13	630,000	636,226
1.125%, 06/15/13	3,125,000	3,139,160
2.000%, 11/30/13	1,170,000	1,189,286
0.375%, 11/15/14	1,000,000	1,002,344
2.375%, 02/28/15	720,000	752,400
2.500%, 04/30/15	3,205,000	3,368,256
1.750%, 07/31/15	1,795,000	1,860,629
0.750%, 06/30/17	1,425,000	1,433,462

Total U.S. Treasury Obligations (Cost $13,257,471)		13,381,763

Money Market Fund 1.4%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	188,775	188,775

Total Money Market Fund (Cost $188,775)		188,775

Total Investments (Cost $13,446,246) — 100.7%		13,570,538
Liabilities in Excess of Other Assets — (0.7)%		(93,430)

Net Assets — 100.0%		$13,477,108

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 1.7%
Credit Card 0.2%
Cabela’s Master Credit Card Trust, Series 2012-1A, Cl A1, 1.630%, 02/18/20(a)	3,117,000	3,195,620

Home Equity 0.7%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.640%, 07/25/35(b)	4,743,812	4,623,438
HSBC Home Equity Loan Trust, Series 2005-1, Cl M, 0.741%, 01/20/34(b)	1,937,441	1,876,065
HSBC Home Equity Loan Trust, Series 2006-2, Cl A1, 0.361%, 03/20/36(b)	3,569,875	3,519,532

		10,019,035

Manufactured Housing 0.4%
Newcastle Investment Trust, Series 2010-MH1, Cl M1, 6.000%, 07/19/19(a)	4,660,000	4,921,840

Other 0.4%
Dominos Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	4,660,968	5,237,879

Total Asset-Backed Securities (Cost $21,959,709)		23,374,374

Collateralized Mortgage Obligations 9.8%
Agency Collateralized Mortgage Obligations 5.4%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	2,366,874	2,561,734
Series 3774, Cl EW, 3.500%, 12/15/25	2,443,855	2,645,637
Series 3775, Cl EM, 3.500%, 11/15/25	4,282,530	4,720,453
Series 3800, Cl CB, 3.500%, 02/15/26	2,820,000	3,071,059
Series 3806, Cl L, 3.500%, 02/15/26	8,118,442	8,834,951
Series 3825, Cl CB, 3.500%, 03/15/26	133,000	143,750
Series 3829, Cl BE, 3.500%, 03/15/26	3,634,000	3,932,290
Series 3841, Cl GW, 3.500%, 04/15/26	150,000	161,483
Series 3877, Cl LM, 3.500%, 06/15/26	1,412,000	1,541,757
Series 3942, Cl KB, 3.000%, 10/15/26	4,411,556	4,724,013
Series 3950, Cl YB,, 3.000%, 11/15/26	1,418,603	1,520,461
Series 3978, Cl B, 3.000%, 12/15/26	4,636,000	4,968,485
Series 4034, Cl B, 3.500%, 04/15/27	1,653,521	1,791,279
Series 4065, Cl CL, 3.000%, 06/15/27	1,902,575	2,018,777
Series 4077, Cl B,, 3.000%, 07/15/27	1,718,283	1,821,500

		44,457,629

Federal National Mortgage Association
Series 2010-144, Cl YB, 3.000%, 12/25/25	6,445,471	6,950,396
Series 2011-124, Cl BC, 3.500%, 12/25/21	2,183,370	2,414,185
Series 2011-36, Cl DB, 3.000%, 05/25/26	5,892,120	6,293,185
Series 2011-44, Cl EB, 3.000%, 05/25/26	5,208,000	5,567,060
Series 2011-46, Cl B, 3.000%, 05/25/26	1,766,000	1,873,191
Series 2012-17, Cl BC, 3.500%, 03/25/27	4,687,240	5,114,904

		28,212,921

		72,670,550

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.6%
Federal Home Loan Mortgage Corporation

See Notes to Schedules of Portfolio Investments.

Series 3769, Cl PN, 3.500%, 12/15/25	1,335,000	1,448,160
Series 3959, Cl PB, 3.000%, 11/15/26	4,683,638	5,018,017

		6,466,177

Federal National Mortgage Association
Series 2011-89, Cl BT, 3.500%, 09/25/26	600,000	642,466

		7,108,643

Commercial Mortgage Backed Securities 3.8%
Banc of America Commercial Mortgage, Inc.
Series 2005-3, Cl A3B, 5.090%, 07/10/43(b)	3,987,000	4,197,605
Series 2005-6, Cl AM, 5.189%, 09/10/47(b)	3,377,000	3,730,410

		7,928,015

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	8,355,000	9,025,322
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	1,700,000	1,726,899
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	2,890,000	2,936,087

		13,688,308

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(b)	1,796,000	1,956,338
Series 2010-C2, Cl C, 5.526%, 11/15/43(a)(b)	2,247,000	2,555,877

		4,512,215

LB-UBS Commercial Mortgage Trust
Series 2005-C3, Cl AM, 4.794%, 07/15/40	2,100,000	2,261,490
Series 2006-C1, Cl AM, 5.217%, 02/15/31(b)	3,315,000	3,654,957

		5,916,447

Merrill Lynch Mortgage Trust
Series 2005-LC1, Cl AM, 5.310%, 01/12/44(b)	391,000	432,114

Morgan Stanley Capital I Trust 2011-C2
Series 2011-C2, Cl A3, 4.210%, 06/15/44(a)	2,893,000	3,261,684

Morgan Stanley Reremic Trust
Series 2010-HQ4B, Cl A7A, 4.970%, 04/16/40(a)	3,500,000	3,674,685

RBSCF Trust
Series 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a)(b)	5,960,000	6,257,505

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl AMFX, 5.179%, 07/15/42(b)	2,175,000	2,382,543
Series 2005-C21, Cl AM, 5.240%, 10/15/44(b)	3,142,000	3,465,836

		5,848,379

		51,519,352

Total Collateralized Mortgage Obligations (Cost $121,498,675)		131,298,545

Bank Loans 5.7%
Aerospace/Defense 0.2%
AM General LLC, Term Loan, 3.207%, 09/30/13(a)(b)	144,778	140,435
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 4.750%, 07/16/18(a)(b)	94,102	94,730
Consolidated Precision Products Corp., 1st Lien Term Loan, 12/20/19(b)(c)(d)	175,000	175,438
DAE Aviation Holdings, Inc., Term Loan B, 6.250%, 10/29/18(a)(b)	133,839	135,177
DAE Aviation Holdings, Inc., New Term Loan B2, 6.250%, 11/02/18(a)(b)	60,674	61,280
Fly Funding II S.A.R.L., Term Loan B, 5.750%, 08/08/18(a)(b)	148,125	148,495
Hamilton Sundstrand Industrial, 1st Lien Term Loan, 5.000%, 12/13/19(a)(b)	160,000	161,400
Huntington Ingalls Industries, Inc., Term Loan A, 2.750%, 03/30/16(a)(b)	960,526	960,526

See Notes to Schedules of Portfolio Investments.

Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/19(a)(b)	145,000	144,275
WESCO Distribution Inc., Term Loan B, 4.500%, 12/12/19(a)(b)	115,000	115,456

		2,137,212

Auto Manufacturers 0.1%
Delphi Corp., Term Loan B, 3.500%, 03/31/17(a)(b)	1,000,000	1,004,170
Navistar International Corp., Term Loan B, 7.000%, 08/17/17(a)(b)	130,000	130,325

		1,134,495

Auto Parts & Equipment 0.2%
Allison Transmission, Inc., Extended Term Loan B2, 3.710%, 08/07/17(a)(b)	1,500,449	1,508,567
HHI Holdings LLC, 1st Lien Term Loan, 6.000%, 10/03/18(a)(b)	70,000	70,700
Tomkins LLC, New Term Loan B, 4.250%, 09/29/16(a)(b)	496,203	498,579

		2,077,846

Chemicals 0.2%
Ascend Performance Materials LLC, Term Loan B, 6.750%, 04/10/18(a)(b)	62,705	62,314
Ashland, Inc., Term Loan B, 3.750%, 08/23/18(a)(b)	370,467	374,171
Huntsman International LLC, Term Loan B, 2.757%, 04/19/17(a)(b)	494,949	494,796
Ineos US Finance LLC, 6 year Term Loan, 6.500%, 05/04/18(a)(b)	888,288	896,922
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	183,247	179,697
PQ Corp., 1st Lien Term Loan, 5.250%, 05/08/17(a)(b)	145,000	145,705
Taminco Global Chemical Corp., Term Loan B1, 5.250%, 02/15/19(a)(b)	99,250	99,746
Trinseo Materials Operating S.C.A., New Term Loan B, 8.000%, 08/02/17(a)(b)(c)	313,949	305,366

		2,558,717

Commercial Services 0.2%
ADS Waste Holdings, Inc., Term Loan B, 5.250%, 10/09/19(a)(b)	145,000	146,631
AlixPartners LLP, Term Loan B2, 6.500%, 06/28/19(a)(b)	179,100	181,115
Corporate Executive Board Co. (The), Term Loan B, 5.000%, 07/02/19(a)(b)	75,000	75,329
Dematic S.A., Term Loan, 12/11/19(b)(c)(d)	195,000	195,000
Genpact International, Inc., Term Loan B, 4.250%, 08/30/19(a)(b)	284,288	286,243
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.462%, 06/30/17(a)(b)	156,462	144,806
Hertz Corp. (The), Add-On Term Loan B, 3.750%, 03/11/18(a)(b)	130,000	130,325
Hertz Corp. (The), Term Loan B, 3.750%, 03/09/18(a)(b)	496,212	497,349
Infor (US), Inc., Term Loan B2, 5.250%, 04/05/18(a)(b)	294,263	296,678
Walter Energy, Inc., Term Loan B, 5.750%, 04/02/18(a)(b)	422,968	424,905
Web.com Group, Inc., Term Loan B, 5.500%, 10/27/17(a)(b)	204,488	205,383
West Corp., Term Loan B6, 5.750%, 06/29/18(a)(b)	278,600	282,567

		2,866,331

Consumer Discretionary 0.0%(e)
Collective Brands Finance, Inc., Term Loan, 7.250%, 10/09/19(a)(b)	180,000	182,025
Spectrum Brands, Inc., New Term Loan, 4.500%, 12/17/19(a)(b)	70,000	70,634

		252,659

Consumer Staples 0.0%(e)
Serta Simmons Holdings LLC, Term Loan, 5.000%, 10/01/19(a)(b)	385,000	385,320

Diversified Financial Services 0.2%
Acosta, Inc., Term Loan D, 5.000%, 03/02/18(a)(b)	54,863	55,343
Affinion Group, Inc., Term Loan B, 6.500%, 07/16/15(a)(b)	496,180	454,471
American Capital Holdings, Inc., New Term Loan, 5.500%, 08/22/16(a)(b)	210,000	212,100
First Data Corp., Non-Extended Term Loan B2, 2.960%, 09/24/14(a)(b)	6,959	6,950
First Data Corp., 2018 Add-on Term Loan, 5.210%, 09/24/18(a)(b)	25,000	24,482
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)	85,000	85,000
Nuveen Investments, Inc., Extended 1st Lien TL, 5.810%-5.813%, 05/13/17(a)(b)	50,000	50,175
Oberthur Technologies Holding SAS, Term Loan B, 6.250%, 03/30/19(a)(b)	164,175	162,533
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(b)	950,000	943,720
SunGard Data Systems, Inc., Term Loan D, 4.500%, 12/11/19(a)(b)	325,000	327,438

See Notes to Schedules of Portfolio Investments.

TCW Group, Inc. (The), Term Loan B, 12/20/19(b)(c)(d)	145,000	145,000

		2,467,212

Electric 0.1%
Calpine Corp., New Term Loan, 4.500%, 04/02/18(a)(b)	992,424	1,000,939
Calpine Corp., Term Loan B3, 4.500%, 10/09/19(a)(b)	234,413	236,307
NRG Energy, Inc., New Term Loan B, 4.000%, 07/02/18(a)(b)	496,222	501,070

		1,738,316

Electronics 0.0%(e)
Blackboard, Inc., Term Loan B, 10/04/18(a)(b)(c)(d)	164,724	166,216

Energy 0.0%(e)
Chesapeake Energy Corp., New Unsecured Term Loan, 5.750%, 12/01/17(a)(b)(c)	395,000	395,099
Progressive Waste Solutions Ltd., Term Loan B, 3.500%, 10/24/19(a)(b)	50,000	50,312

		445,411

Entertainment 0.2%
Caesars Entertainment Operating Co., Term Loan B1, 01/28/15(b)(c)(d)	50,000	49,154
Caesars Entertainment Operating Co., Term Loan B2, 3.210%, 01/28/15(a)(b)(c)	720,000	707,818
Caesars Entertainment Operating Co., Term Loan B3, 3.210%, 01/28/15(a)(b)(c)	229,339	225,458
CCM Merger, Inc., New Term Loan B, 6.000%, 03/01/17(a)(b)	147,111	147,292
Cinemark USA, Inc., New Term Loan, 3.210%, 12/13/19(a)(b)(c)(d)	150,000	149,844
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	34,821	35,170
Mediacom Illinois LLC, Term Loan C, 1.700%, 01/30/15(a)(b)	74,603	74,323
MGM Resorts International, Term Loan B, 4.250%, 12/27/19(a)(b)	165,000	166,609
Peninsula Gaming LLC, Term Loan, 5.750%, 11/14/17(a)(b)	115,000	116,294
Regent Seven Seas Cruises, Inc., Term Loan B, 6.250%, 12/21/18(a)(b)	148,125	149,976
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.000%, 08/17/17(a)(b)	481,299	484,303
WaveDivision Holdings LLC, New Term Loan B, 5.500%, 08/09/19(a)(b)	75,000	75,701

		2,381,942

Food 0.1%
AdvancePierre Foods, Inc., Term Loan, 5.750%, 07/10/17(a)(b)	50,000	50,500
Aramark Corp., Non-Extended Synthetic LOC, 2.080%, 01/27/14(a)(b)	39,441	39,342
Aramark Corp., Extended Term Loan C, 3.462%-3.561%, 07/26/16(a)(b)	460,559	460,803
Blue Buffalo Co., Ltd., Term Loan B, 6.500%, 08/08/19(a)(b)	164,588	165,480
Brasa Holdings, Inc., 1st Lien Term Loan, 7.500%, 07/18/19(a)(b)	79,800	80,199
Burger King Corp., New Term Loan B, 3.750%, 09/27/19(a)(b)	79,800	80,059
Landry’s, Inc., Term Loan B, 6.500%, 04/24/18(a)(b)	401,265	405,109
OSI Restaurant Partners, LLC, New Term Loan B, 5.750%, 10/24/19(a)(b)	70,000	70,641
Wendy’s International, Inc., Term Loan B, 4.750%, 05/15/19(a)(b)	189,525	191,362

		1,543,495

Health Care 0.6%
Alkermes, Inc., 2016 Term Loan, 4.000%, 09/18/16(a)(b)	69,125	69,816
Alkermes, Inc., 2019 Term Loan, 4.500%, 09/18/19(a)(b)	69,825	70,349
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(a)(b)	496,203	498,272
Ardent Medical Services, Inc., Term Loan, 6.750%, 05/23/18(b)(c)(d)	205,000	206,537
AssuraMed Holding, Inc., 1st Lien Term Loan, 5.500%, 10/24/19(a)(b)	80,000	80,750
Bausch & Lomb, Inc., Term Loan B, 5.250%, 05/17/19(a)(b)	512,014	515,669
Biomet Inc., Extended Term Loan B, 07/25/17(a)(b)(c)(d)	79,800	80,188
Community Health Systems, Inc., Extended Term Loan, 3.810%, 01/25/17(a)(b)	119,897	120,541
Convatec, Inc., Term Loan, 5.000%, 12/22/16(a)(b)	30,000	30,325
DaVita, Inc., Term Loan B2, 4.000%, 11/01/19(a)(b)	570,000	573,027
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	381,719	357,224
HCA, Inc., Extended Term Loan B2, 3.560%, 03/31/17(a)(b)	500,000	501,170
Hologic, Inc., Term Loan A, 3.210%, 08/01/17(a)(b)	98,750	98,873
Hologic, Inc., Term Loan B, 4.500%, 08/01/19(a)(b)	279,300	282,392
IMS Health, Inc., New Term Loan B, 4.500%, 08/25/17(a)(b)	84,784	85,366
Inc Research, Inc., Term Loan B, 7.000%, 07/12/18(a)(b)	497,481	499,969

See Notes to Schedules of Portfolio Investments.

Onex Carestream Finance LP, Term Loan B, 5.000%, 02/25/17(a)(b)	892,390	888,205
Patheon, Inc., Term Loan, 12/06/18(a)(b)(c)(d)	165,000	164,175
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(b)	153,655	155,191
RPI Finance Trust, New Term Loan Tranche 2, 3.500%, 05/09/18(a)(b)	1,931,699	1,946,186
Sage Products, Inc., Term Loan 5.250%, 12/17/19(a)(b)	80,000	80,400
Warner Chilcott Co. LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	104,394	105,221
Warner Chilcott Corp., Incremental Term Loan B1, 4.250%, 03/15/18(a)(b)	79,292	79,920
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	208,788	210,441
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	143,542	144,678

		7,844,885

Healthcare - Services 0.0%(e)
Par Pharmaceutical Cos., Inc., Term Loan B, 5.000%, 09/30/19(a)(b)	314,213	313,625
Valeant Pharmaceuticals International, Inc., Series D Tranche B, 4.250%, 02/13/19(a)(b)	90,000	90,498
Valeant Pharmaceuticals International, Inc., Series C Tranche B, 4.250%, 12/11/19(a)(b)	85,000	85,407

		489,530

Information Technology 0.2%
CDW LLC, Extended Term Loan, 4.000%, 07/14/17(a)(b)	1,000,000	994,500
CompuCom Systems, Inc., New Term Loan, 6.500%, 10/02/18(a)(b)	95,000	95,317
Flextronics International Ltd., Term Loan A, 2.460%, 10/01/14(a)(b)	695,023	695,197
Riverbed Technology, Inc., Term Loan, 12/13/19(a)(b)(c)(d)	160,000	161,267
Shield Finance Co., S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	199,000	198,751
Southern Graphics, Inc., Term Loan, 5.000%, 10/17/19(a)(b)	145,000	145,000
SS&C Technologies, Inc., Term Loan B-1, 5.000%, 06/07/19(a)(b)	119,955	121,455
SS&C Technologies, Inc., Term Loan B-2, 5.000%, 06/07/19(a)(b)	12,409	12,564

		2,424,051

Insurance 0.1%
Asurion LLC, New 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)	1,065,000	1,074,851
CNO Financial Group, Inc., New Term Loan B1, 4.250%, 09/28/16(a)(b)	33,250	33,437
Compass Investors Inc., Term Loan, 5.250%, 12/27/19(a)(b)(c)(d)	225,000	224,251

		1,332,539

Leisure Time 0.0%(e)
ClubCorp Club Operations, Inc., Term Loan B, 5.000%, 11/30/16(a)(b)	69,822	70,607

Lodging 0.0%(e)
Las Vegas Sands LLC, Delayed Draw Term Loan, 1.760%, 05/23/14(a)(b)	16,091	16,105
Las Vegas Sands LLC, Term Loan B, 1.760%, 05/23/14(a)(b)	78,432	78,501
Las Vegas Sands LLC, Extended Delayed Draw Term Loan, 2.760%, 11/23/16(a)(b)	6,660	6,670
Las Vegas Sands LLC, Extended Term Loan B, 2.760%, 11/23/16(a)(b)	33,139	33,185
Penn National Gaming, Inc., New Term Loan B, 3.750%, 07/16/18(a)(b)	44,887	44,985
Seminole Tribe of Florida, Delayed Draw Term Loan B3, 1.810%, 03/05/14(a)(b)	12,674	12,700
Seminole Tribe of Florida, Delayed Draw Term Loan B1, 1.810%, 03/05/14(a)(b)	9,674	9,694
Seminole Tribe of Florida, Delayed Draw Term Loan B2, 1.810%, 03/05/14(a)(b)	34,941	35,014

		236,854

Machinery-Diversified 0.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan, 12/10/18(a)(b)(c)(d)	100,000	100,750
Brand Energy & Infrastructure Services, Inc., Term Loan 2 Canadian, 10/16/16(a)(b)(c)(d)	15,484	15,333
Brand Energy & Infrastructure Services, Inc., Term Loan B2 US, 10/16/16(a)(b)(c)(d)	64,516	63,887
Brand Energy & Infrastructure Services, Inc., Term Loan B1 US, 10/16/18(a)(b)(c)(d)	56,452	55,760
Brand Energy & Infrastructure Services, Inc., Term Loan 1 Canadian, 10/23/18(a)(b)(c)(d)	13,548	13,382
Schaeffler AG, USD Term Loan B2, 01/27/17(a)(b)(c)(d)	1,000,000	1,010,630

		1,259,742

Media 0.5%
Alpha D2 Ltd., Extended Term Loan B2, 6.000%, 04/29/19(a)(b)	158,104	160,213
CCO Holdings LLC, 3rd Lien Term Loan, 2.712%, 09/05/14(a)(b)	55,000	54,888
Charter Communications Operating LLC, Term Loan D, 4.000%, 05/15/19(a)(b)	1,980,013	1,995,358

See Notes to Schedules of Portfolio Investments.

Mediacom Broadband LLC, Term Loan F, 4.500%, 10/23/17(a)(b)	496,183	496,804
Mediacom Communications Corp., Term Loan G, 4.000%, 01/08/20(a)(b)	528,675	528,453
San Juan Cable Holdings LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	496,222	498,291
Syniverse Holdings, Inc., New Term Loan, 5.000%, 04/23/19(a)(b)	283,575	285,702
Tribune Co., Exit Term Loan, 12/17/19(a)(b)(c)(d)	810,000	807,975
Univision Communications, Inc., Initial Term Loan, 2.210%, 09/29/14(a)(b)	399,727	398,979
Van Wagner Communications LLC, New Term Loan B, 8.250%, 08/03/18(a)(b)	320,000	322,934
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	630,000	633,150
WideOpenWest Finance LLC, New 1st Lien Term Loan, 6.250%, 07/17/18(a)(b)	168,913	170,641

		6,353,388

Metals 0.0%(e)
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(b)	223,875	225,870
Atlas Iron Ltd., Term Loan B, 8.750%, 12/07/17(a)(b)(c)(d)	100,000	98,750

		324,620

Mining 0.2%
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(b)(c)	2,084,775	2,100,411
Novelis, Inc., Term Loan, 4.000%, 03/10/17(a)(b)	828,333	835,374

		2,935,785

Miscellaneous Manufacturer 0.1%
Boomerang Tube, LLC, Term Loan, 11.000%-11.75%, 10/02/17(a)(b)	153,063	150,767
Clarke American Corp., Non Extended Term Loan B1, 2.710%, 06/30/14(a)(b)	99,941	96,264
QS0001 Corp., 1st Lien Term Loan, 5.000%, 11/01/18(a)(b)	85,000	85,691
Sensata Technologies Finance Co. LLC, Term Loan, 3.750%, 05/11/18(a)(b)	496,222	498,340
Wabash National Corp., Term Loan B, 6.000%, 05/02/19(a)(b)	218,151	220,514

		1,051,576

Oil & Gas 0.4%
Alon USA Energy, Inc., Term Loan, 11/09/18(a)(b)(c)(d)	220,000	220,825
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	3,000,000	3,019,500
EP Energy LLC, Incremental Term Loan, 4.500%, 04/26/19(a)(b)	145,000	145,310
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(b)	847,253	701,526
MEG Energy Corp., New Term Loan B, 4.000%, 03/16/18(a)(b)	992,462	999,697
Plains Exploration & Production, 7 year Term Loan, 4.000%, 11/30/19(a)(b)	685,000	687,144
Vantage Drilling Co., Term Loan, 6.250%, 10/26/17(a)(b)	192,563	191,721

		5,965,723

Packaging & Containers 0.1%
Berry Plastics Holding Corp., Term Loan C, 2.210%, 04/03/15(a)(b)(c)	580,683	576,996
BWAY Corp., Term Loan B, 4.500%, 08/07/17(a)(b)	50,000	50,350
Consolidated Container Co. LLC, Term Loan Reprice, 5.000%, 07/03/19(a)(b)	94,763	94,841
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.750%, 09/28/18(a)(b)	234,413	236,963
Sealed Air Corp., New Term Loan, 4.000%, 10/03/18(a)(b)	49,375	50,045

		1,009,195

Real Estate 0.3%
Alliant Holdings I, Inc., New Term Loan B, 12/20/19(a)(b)(c)(d)	195,000	195,195
CB Richard Ellis Services, Inc., Term Loan D, 3.710%, 09/04/19(a)(b)	989,950	989,742
Istar Financial, Inc., Add on Term Loan A2, 03/17/17(a)(b)(c)(d)	15,000	15,713
Istar Financial, Inc., Add on Term Loan A1, 5.250%, 03/18/16(a)(b)	826,278	832,475
Istar Financial, Inc., Term Loan, 5.750%, 09/28/17(a)(b)	1,157,651	1,165,373
Realogy Corp., Extended Term Loan, 4.460%, 10/10/16(a)(b)	347,681	348,404
Realogy Corp., Extended Letter of Credit, 4.464%, 10/10/16(a)(b)	25,149	25,201

		3,572,103

Retail 0.3%
Academy, Ltd., New Term Loan, 4.750%, 08/03/18(a)(b)	119,700	120,320
Ascena Retail Group, Inc., Term Loan B, 4.750%, 06/14/18(a)(b)	107,046	107,670
Capital Automotive L.P., New Term Loan B, 5.250%, 03/10/17(a)(b)	860,446	867,261

See Notes to Schedules of Portfolio Investments.

Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	124,688	124,999
Harbor Freight Tools USA, Inc., Term Loan B, 5.500%, 11/14/17(a)(b)	99,750	100,747
J Crew Group, Inc., New Term Loan B, 4.500%, 03/07/18(a)(b)	496,222	497,403
Jo-Ann Stores, Inc., Term Loan, 4.750%, 03/16/18(a)(b)	401,632	402,720
Party City Holdings, Inc., New Term Loan B, 5.750%, 07/26/19(a)(b)	284,288	287,173
Petco Animal Supplies, Inc., New Term Loan, 4.500%, 11/24/17(a)(b)	500,000	503,305
Phillips-Van Heusen Corp., Term Loan B, 12/19/19(b)(c)(d)	315,000	316,487
Pilot Travel Centers LLC, Term Loan B2, 4.250%, 08/07/19(a)(b)	109,725	110,227
Smart & Final Stores LLC, New 1st Lien Term Loan, 5.750%, 11/15/19(a)(b)	100,000	99,875
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	287,876	275,103

		3,813,290

Semiconductors 0.0%(e)
Freescale Semiconductor, Inc., Extended Term Loan B, 4.460%, 12/01/16(a)(b)	160,000	156,400

Telecommunication Services 0.9%
Avaya, Inc., Non Extended Term Loan B1, 3.060%, 10/24/14(a)(b)	212,364	207,686
Cequel Communications LLC, Term Loan B, 4.000%, 02/14/19(a)(b)	1,087,011	1,091,327
Consolidated Communications, Inc., Term Loan B3, 5.250%, 12/31/18(a)(b)	145,000	144,683
Cricket Communications, Inc., Term Loan, 4.750%, 10/10/19(a)(b)	35,000	35,146
Crown Castle International Corp., Term Loan B, 4.000%, 01/31/19(a)(b)	1,087,004	1,091,982
CSC Holdings, Inc., Incremental B-2 Term Loan, 1.960%, 03/29/16(a)(b)	617,150	619,946
CSC Holdings, Inc., Extended Term Loan A4, 2.460%, 12/30/16(a)(b)	385,000	382,786
Gray Television, Inc., New Term Loan B, 4.750%, 10/15/19(a)(b)	327,748	329,659
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/15/15(a)(b)	496,183	495,975
Intelsat Jackson Holdings Ltd., Term Loan, 3.210%, 02/03/14(a)(b)	2,000,000	1,995,420
Intelsat Jackson Holdings Ltd., Term Loan B1, 4.500%, 04/02/18(a)(b)	375,000	377,891
Kabel Deutschland GMBH, Term Loan F, 4.250%, 02/01/19(a)(b)	1,000,000	1,006,670
Level 3 Financing, Inc., Term Loan, 4.750%, 08/01/19(a)(b)	380,000	381,585
Level 3 Financing, Inc., Term Loan B, 5.250%, 08/01/19(a)(b)	1,610,000	1,623,588
LIN Television Corp., Term Loan B, 12/21/18(a)(b)(c)(d)	95,000	95,396
MetroPCS Wireless, Inc., New Term Loan B3, 4.000%, 03/16/18(a)(b)	496,209	496,675
Mission Broadcasting, Inc., Mission Term Loan B, 4.500%, 12/03/19(a)(b)	14,857	15,006
Nexstar Broadcasting, Inc., Term Loan, 4.500%, 12/03/19(a)(b)	35,143	35,494
NTELOS Inc., New Term Loan B, 5.750%, 11/07/19(a)(b)	119,700	114,912
Peak Ten, Inc., New Term Loan B, 7.250%, 10/29/19(a)(b)	95,000	95,475
UPC Financing Partnership, Term Loan T, 3.710%, 12/30/16(a)(b)	485,660	485,713
WMG Acquisition Corp., Term Loan, 5.250%, 11/01/18(a)(b)	70,000	70,744
Zayo Group, LLC, REFI Term Loan B, 5.250%, 07/02/19(a)(b)	384,035	388,236

		11,581,995

Telecommunications 0.3%
Cumulus Media Holdings Inc., First Lien Term Loan, 09/17/18(a)(b)(c)(d)	663,338	664,790
Fibertech Networks LLC, New Term Loan, 11/26/19(a)(b)(c)(d)	65,000	65,406
SBA Finance, Add on Term Loan, 3.750%, 09/27/19(a)(b)	45,000	45,169
Vodafone Americas Finance 2, PIK Term Loan, 6.880%, 08/11/15(b)(f)	3,000,000	3,060,000
Windstream Corp., Term Loan B3, 4.000%, 08/08/19(a)(b)	109,450	110,066

		3,945,431

Transportation 0.0%
August LuxUK Holding Co., S.A.R.L., Luxco Term Loan, 6.250%, 04/27/18(a)(b)	56,380	56,944
August U.S. Holding Co., Inc., Term Loan B, 6.250%, 04/27/18(a)(b)	43,370	43,804
Avis Budget Car Rental LLC, Term Loan C, 4.250%, 03/15/19(a)(b)	59,849	60,208
Delta Air Lines, Inc., Term Loan B1, 5.250%, 10/18/18(a)(b)	255,000	256,849
FleetPride Corp., 1st Lien Term Loan, 5.250%, 11/20/19(a)(b)	135,000	135,042

		552,847

Utilities 0.1%
AES Corp., New Term Loan, 4.250%, 06/01/18(a)(b)	701,882	708,789
Astoria Generating Co. Acquisitions, LLC, New Term Loan, 8.500%, 10/26/17(a)(b)	120,000	120,275

See Notes to Schedules of Portfolio Investments.

NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	298,929	305,280

		1,134,344

Total Bank Loans (Cost $75,534,550)		76,210,077

Corporate Bonds 20.8%
Aerospace/Defense 0.4%
Boeing Co. (The), 5.125%, 02/15/13	1,802,000	1,811,952
United Technologies Corp., 3.100%, 06/01/22	3,331,000	3,527,489

		5,339,441

Auto Manufacturers 0.3%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(a)	1,932,000	2,084,193
Volkswagen International Finance, 2.375%, 03/22/17(a)	2,282,000	2,350,415

		4,434,608

Banks 0.5%
HSBC Bank PLC, 3.100%, 05/24/16(a)	1,206,000	1,275,068
HSBC Bank PLC, 3.500%, 06/28/15(a)	2,196,000	2,329,299
Wells Fargo & Co., 1.250%, 02/13/15, MTN	3,679,000	3,713,502

		7,317,869

Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	4,337,000	4,364,150
Diageo Capital PLC, 5.200%, 01/30/13	1,123,000	1,127,130
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	3,215,000	3,351,300

		8,842,580

Biotechnology 0.0%(e)
Life Technologies Corp., 5.000%, 01/15/21	493,000	555,568

Chemicals 0.3%
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,162,000	1,165,445
Praxair, Inc., 4.625%, 03/30/15	2,271,000	2,472,561

		3,638,006

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	1,483,000	1,547,929
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,663,000	1,901,750
ERAC USA Finance LLC, 5.600%, 05/01/15(a)	1,184,000	1,296,015

		4,745,694

Computers 0.6%
IBM Corp., 0.875%, 10/31/14	6,104,000	6,155,438
IBM Corp., 4.000%, 06/20/42	2,300,000	2,434,240

		8,589,678

Diversified Financial Services 2.4%
American Express Credit Corp., 2.375%, 03/24/17, MTN	2,003,000	2,095,773
CME Group, Inc., 5.400%, 08/01/13	1,230,000	1,265,051
CME Group, Inc., 5.750%, 02/15/14	1,428,000	1,508,045
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,287,000	3,626,994
General Electric Capital Corp., Series A, 7.125%, 06/15/22(b)(g)	1,400,000	1,582,406
General Electric Capital Corp., Series B, 6.250%, 12/15/22(b)(g)	4,700,000	5,118,206
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,195,000	2,224,167
Lazard Group LLC, 7.125%, 05/15/15	1,781,000	1,979,908
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	1,894,000	1,951,403
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	2,187,000	2,382,374
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,900,000	2,947,528
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	970,000	1,028,596
Woodside Finance Ltd., 4.600%, 05/10/21(a)	3,559,000	3,922,644

		31,633,095

See Notes to Schedules of Portfolio Investments.

Electric 0.6%
Alabama Power Co., 5.800%, 11/15/13	1,240,000	1,296,000
Dominion Resources, Inc., 1.950%, 08/15/16	699,000	718,349
Duke Energy Carolinas LLC, 4.300%, 06/15/20	525,000	598,591
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,601,000	1,890,645
Georgia Power Co., 6.000%, 11/01/13	704,000	735,228
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,792,000	2,262,115
Southern California Edison Co., 5.750%, 03/15/14	1,083,000	1,149,564

		8,650,492

Electronics 0.1%
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	925,000	957,737

Food 0.2%
Kellogg Co., 4.250%, 03/06/13	1,406,000	1,415,325
Kroger Co. (The), 7.500%, 01/15/14	763,000	816,150

		2,231,475

Healthcare - Products 0.4%
Becton Dickinson and Co., 3.250%, 11/12/20	573,000	615,077
Covidien International Finance SA, 6.000%, 10/15/17	2,189,000	2,651,446
Stryker Corp., 2.000%, 09/30/16	1,433,000	1,492,154

		4,758,677

Healthcare - Services 0.4%
Roche Holdings, Inc., 7.000%, 03/01/39(a)	3,147,000	4,741,698

Household Products/Wares 0.1%
Clorox Co. (The), 3.050%, 09/15/22	1,334,000	1,375,409

Insurance 0.9%
Berkshire Hathaway, Inc., 3.200%, 02/11/15	3,848,000	4,051,109
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,601,000	1,625,819
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	1,189,000	1,228,995
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	2,977,000	3,176,191
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	1,608,000	2,180,890

		12,263,004

Internet 0.1%
eBay, Inc., 2.600%, 07/15/22	1,502,000	1,517,379

Machinery-Diversified 0.2%
Deere & Co., 3.900%, 06/09/42	3,171,000	3,240,914

Media 1.0%
Comcast Corp., 3.125%, 07/15/22	2,312,000	2,408,722
Comcast Corp., 4.650%, 07/15/42	3,020,000	3,183,270
Thomson Reuters Corp., 5.950%, 07/15/13	293,000	301,241
Time Warner Cable, Inc., 5.850%, 05/01/17	4,758,000	5,620,711
Time Warner Cable, Inc., 8.250%, 02/14/14	1,468,000	1,590,210
Time Warner, Inc., 6.200%, 03/15/40	492,000	602,510

		13,706,664

Mining 1.0%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	721,000	808,284
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,708,000	1,972,634
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,083,000	1,275,875
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,260,000	2,287,251
Kinross Gold Corp., 5.125%, 09/01/21(h)	3,194,000	3,277,101
Newmont Mining Corp., 6.250%, 10/01/39	3,075,000	3,703,358

		13,324,503

See Notes to Schedules of Portfolio Investments.

Miscellaneous Manufacturer 0.6%
3M Co., 1.375%, 09/29/16	1,432,000	1,461,413
General Electric Co., 4.125%, 10/09/42	1,654,000	1,701,384
General Electric Co., 5.250%, 12/06/17	1,394,000	1,643,734
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,865,000	2,322,344
Siemens Financieringsmat, 6.125%, 08/17/26(a)	1,091,000	1,434,542

		8,563,417

Office/Business Equipment 0.2%
Xerox Corp., 6.350%, 05/15/18	1,996,000	2,301,989

Oil & Gas 1.2%
BP Capital Markets PLC, 2.248%, 11/01/16	3,026,000	3,148,202
Ensco PLC, 4.700%, 03/15/21	2,483,000	2,794,261
Phillips 66, 4.300%, 04/01/22(a)	2,371,000	2,649,401
Shell International Finance BV, 6.375%, 12/15/38	5,089,000	7,149,872
Statoil ASA, 3.125%, 08/17/17	427,000	464,732

		16,206,468

Oil & Gas Services 0.6%
Baker Hughes, Inc., 5.125%, 09/15/40	1,869,000	2,249,541
Schlumberger Investment SA, 3.300%, 09/14/21(a)	2,234,000	2,378,991
Weatherford International Ltd., 5.125%, 09/15/20	1,527,000	1,682,739
Weatherford International Ltd., 6.500%, 08/01/36	1,465,000	1,631,392

		7,942,663

Pharmaceuticals 0.6%
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,412,000	2,937,922
Merck & Co., Inc, 6.550%, 09/15/37	1,797,000	2,575,284
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,305,000	1,559,702
Watson Pharmaceuticals, 3.250%, 10/01/22	1,464,000	1,494,522

		8,567,430

Pipelines 1.8%
El Paso Natural Gas Co., 5.950%, 04/15/17	593,000	685,611
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	961,000	1,171,775
Energy Transfer Partners LP, 6.050%, 06/01/41	1,081,000	1,229,893
Energy Transfer Partners LP, 6.625%, 10/15/36	1,299,000	1,525,316
Enterprise Products Operating LLC, 5.250%, 01/31/20	4,001,000	4,754,308
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	1,187,000	1,353,112
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	5,022,000	5,322,205
Southern Natural Gas Co., 5.900%, 04/01/17(a)	382,000	448,859
TC Pipelines LP, 4.650%, 06/15/21	1,639,000	1,742,814
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,811,000	2,413,388
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	365,000	446,966
Williams Partners LP, 4.125%, 11/15/20	2,472,000	2,684,291

		23,778,538

Real Estate Investment Trust 0.6%
BioMed Realty LP, 3.850%, 04/15/16	1,088,000	1,147,509
Digital Realty Trust LP, 4.500%, 07/15/15	2,551,000	2,714,279
Digital Realty Trust LP, 5.875%, 02/01/20	667,000	762,119
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	3,431,000	3,922,999

		8,546,906

Retail 1.3%
AutoZone, Inc., 3.700%, 04/15/22	2,030,000	2,134,141
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	2,864,000	2,786,666
Wal-Mart Stores, Inc., 5.250%, 09/01/35	588,000	714,301
Wal-Mart Stores, Inc., 6.500%, 08/15/37	6,644,000	9,342,759
Walgreen Co., 4.875%, 08/01/13	1,196,000	1,225,504

See Notes to Schedules of Portfolio Investments.

Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,821,000	1,851,125

		18,054,496

Semiconductors 0.6%
Analog Devices, Inc., 3.000%, 04/15/16	407,000	431,649
Intel Corp., 1.950%, 10/01/16	1,635,000	1,689,125
Intel Corp., 4.800%, 10/01/41	5,873,000	6,463,865

		8,584,639

Software 0.5%
Fiserv, Inc., 4.750%, 06/15/21	1,431,000	1,577,796
Oracle Corp., 5.750%, 04/15/18	3,705,000	4,509,004

		6,086,800

Telecommunication Services 1.9%
AT&T, Inc., 4.350%, 06/15/45(a)	1,525,000	1,531,856
AT&T, Inc., 5.550%, 08/15/41	2,238,000	2,685,878
CC Holdings GS V LLC, 3.849%, 04/15/23(a)	1,928,000	1,961,376
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17(a)	1,395,000	1,481,211
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	874,000	917,476
Cisco Systems, Inc., 5.500%, 02/22/16	1,582,000	1,808,313
Cisco Systems, Inc., 5.500%, 01/15/40	3,302,000	4,196,660
Juniper Networks, Inc., 3.100%, 03/15/16	372,000	385,602
Rogers Communications, Inc., 7.500%, 03/15/15	1,470,000	1,674,210
SBA Tower Trust, 2.933%, 12/15/42(a)	2,692,000	2,801,653
SBC Communications, Inc., 5.100%, 09/15/14	2,147,000	2,306,305
Verizon Communications, Inc., 5.250%, 04/15/13	1,325,000	1,343,139
Verizon Communications, Inc., 5.550%, 02/15/16	1,832,000	2,086,166

		25,179,845

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	1,447,000	1,556,552

Trucking & Leasing 0.2%
Aviation Capital Group Corp., 6.750%, 04/06/21(a)	607,000	627,456
Aviation Capital Group Corp., 7.125%, 10/15/20(a)	1,566,000	1,649,233

		2,276,689

Total Corporate Bonds (Cost $259,136,924)		279,510,923

U.S. Government Agency Mortgages 23.5%
Federal Home Loan Mortgage Corporation
Pool #J16712, 3.000%, 10/01/26	2,769,253	2,912,158
Pool #J18446, 3.000%, 03/01/27	6,584,153	6,950,671
Pool #J18800, 3.000%, 04/01/27	11,391,355	12,025,473
Pool #J19119, 2.500%, 05/01/27	2,168,843	2,267,570
Pool #J19132, 3.000%, 05/01/27	5,315,671	5,611,576
Pool #J19300, 3.000%, 06/01/27	2,843,660	3,001,068
Pool #G14517, 2.500%, 07/01/27	3,705,897	3,890,227
Pool #E09006, 2.500%, 08/01/27	702,325	734,295
Pool #J20064, 2.500%, 08/01/27	3,273,116	3,422,111
Pool #J20172, 2.500%, 08/01/27	4,607,164	4,816,886
Pool #J20257, 3.000%, 08/01/27	5,451,114	5,752,855
Pool #J20405, 2.500%, 09/01/27	4,091,479	4,277,727
Pool #J20420, 2.500%, 09/01/27	1,475,500	1,542,666
Pool #J20642, 2.500%, 10/01/27	1,386,926	1,450,060
Pool #J20729, 2.500%, 10/01/27	2,723,151	2,858,599
Pool #J20766, 2.500%, 10/01/27	2,643,247	2,763,570
Pool #J20737, 2.500%, 10/01/27	20,692,673	21,634,621
Pool #J20738, 2.500%, 10/01/27	8,085,599	8,455,558
Pool #J20739, 2.500%, 10/01/27	3,989,424	4,176,637

See Notes to Schedules of Portfolio Investments.

Pool #J20922, 2.500%, 10/01/27	1,721,949	1,802,755
Pool #J20958, 2.500%, 11/01/27	1,051,902	1,099,786
Pool #J21113, 2.500%, 11/01/27	2,803,528	2,935,089
Pool #J21155, 2.500%, 11/01/27	1,845,119	1,929,543
Pool #J21147, 2.500%, 11/01/27	858,137	898,407
Pool #J21297, 2.500%, 11/01/27	2,770,296	2,897,052
Pool #J21295, 2.500%, 12/01/27	1,886,819	1,975,362
Pool #A12413, 5.000%, 08/01/33	820,802	891,441
Pool #G05052, 5.000%, 10/01/33	470,096	510,553
Pool #G01797, 5.500%, 12/01/33	622,288	677,885
Pool #G01779, 5.000%, 04/01/35	943,657	1,020,151
Pool #G01837, 5.000%, 07/01/35	6,704,089	7,239,147
Pool #A39731, 5.000%, 11/01/35	1,673,990	1,807,592
Pool #G02162, 5.500%, 05/01/36	6,779,045	7,335,974
Pool #G02252, 5.500%, 07/01/36	1,226,790	1,327,577
Pool #Z40004, 6.000%, 08/01/36	1,550,817	1,685,736
Pool #G02424, 5.500%, 12/01/36	522,758	565,705
Pool #G04997, 5.000%, 01/01/37	2,212,155	2,388,709
Pool #G05521, 5.500%, 05/01/37	976,506	1,065,654
Pool #G03156, 5.500%, 08/01/37	74,571	80,558
Pool #G05326, 5.000%, 02/01/38	8,618,048	9,305,860
Pool #G04337, 5.500%, 04/01/38	1,204,966	1,301,700
Pool #G07135, 6.000%, 10/01/38	6,946,069	7,569,900
Pool #G06079, 6.000%, 07/01/39	4,337,364	4,726,905
Pool #1B8740, 2.410%, 09/01/41(b)	619,360	643,771

		162,227,140

Federal National Mortgage Association
Pool #AM2137, 1.950%, 08/01/20(c)	1,329,000	1,340,629
Pool #AM1003, 2.150%, 12/01/20	1,387,357	1,411,338
Pool #AM0392, 2.140%, 01/01/21	2,556,586	2,617,126
Pool #471145, 3.150%, 04/01/22	3,473,380	3,745,533
Pool #471235, 3.120%, 05/01/22	84,903	91,583
Pool #471783, 2.790%, 07/01/22	3,086,278	3,245,402
Pool #AM0137, 2.690%, 08/01/22	2,350,578	2,457,120
Pool #AM0418, 2.720%, 08/01/22	1,966,391	2,064,373
Pool #AM0463, 2.720%, 09/01/22	1,676,985	1,754,076
Pool #AM0061, 3.100%, 07/01/24	496,821	523,826
Pool #AK4110, 3.000%, 02/01/27	872,725	922,388
Pool #AO3012, 2.500%, 05/01/27	2,161,495	2,264,785
Pool #AO4398, 2.500%, 07/01/27	1,743,103	1,831,983
Pool #AK4136, 2.500%, 08/01/27	412,244	432,684
Pool #AP4725, 3.000%, 08/01/27	1,006,845	1,068,231
Pool #AP1220, 2.500%, 09/01/27	3,502,795	3,667,719
Pool #AP7520, 3.000%, 09/01/27	2,648,251	2,816,333
Pool #AI9132, 3.000%, 09/01/27	812,401	859,393
Pool #AP1221, 2.500%, 10/01/27	2,148,399	2,249,552
Pool #AP9774, 2.500%, 10/01/27	7,689,512	8,056,967
Pool #AI9138, 3.000%, 10/01/27	1,922,404	2,033,603
Pool #AQ7339, 2.500%, 11/01/27	3,980,341	4,167,749
Pool #AM1589, 2.420%, 12/01/27	1,287,000	1,311,242
Pool #725773, 5.500%, 09/01/34	4,948,087	5,413,352
Pool #255458, 5.500%, 11/01/34	576,227	630,409
Pool #735036, 5.500%, 12/01/34	4,621,635	5,056,204
Pool #827943, 5.000%, 05/01/35	999,799	1,088,211
Pool #735500, 5.500%, 05/01/35	4,133,787	4,517,317
Pool #843434, 5.500%, 05/01/35	903,801	993,304
Pool #357829, 6.000%, 06/01/35	2,458,628	2,684,981
Pool #357937, 6.000%, 07/01/35	3,994,098	4,397,042
Pool #888344, 5.000%, 10/01/35	6,623,609	7,191,571

See Notes to Schedules of Portfolio Investments.

Pool #190363, 5.500%, 11/01/35	4,424,252	4,834,731
Pool #AE0115, 5.500%, 12/01/35	5,313,441	5,844,116
Pool #745428, 5.500%, 01/01/36	6,906,529	7,547,312
Pool #190370, 6.000%, 06/01/36	8,387,324	9,182,532
Pool #888173, 5.500%, 11/01/36	1,941,798	2,121,957
Pool #888415, 5.000%, 12/01/36	1,585,870	1,721,856
Pool #995082, 5.500%, 08/01/37	3,130,155	3,424,481
Pool #889529, 6.000%, 03/01/38	2,761,029	3,083,201
Pool #995724, 6.000%, 04/01/39	4,598,481	5,123,849
Pool #AD0439, 6.000%, 07/01/39	2,048,568	2,251,500
Pool #AD7136, 5.000%, 07/01/40	1,110,328	1,208,313
Pool #AJ9537, 2.713%, 11/01/41(b)	2,763,290	2,848,268

		132,098,142

Government National Mortgage Association
Pool #778065, 3.000%, 08/15/27(c)	5,142,625	5,494,948
Pool #AB1392, 3.000%, 08/15/27	1,248,895	1,334,457
Pool #AB2768, 3.000%, 08/15/27	3,040,025	3,248,298
Pool #799709, 3.000%, 09/15/27	2,430,118	2,596,607
Pool #AA6920, 3.000%, 10/15/27	3,348,971	3,578,410
Pool #AA8346, 3.000%, 11/15/27	5,758,814	6,153,353

		22,406,073

Total U.S. Government Agency Mortgages (Cost $311,124,426)		316,731,355

U.S. Treasury Obligations 34.6%
U.S. Treasury Bonds 3.2%
2.750%, 08/15/42	44,106,000	42,589,856

U.S. Treasury Notes 31.4%
0.375%, 11/15/15	114,332,000	114,439,244
1.750%, 05/31/16(i)	113,906,000	118,987,233
1.000%, 03/31/17	90,344,000	91,960,345
0.625%, 08/31/17	59,958,000	59,901,759
1.625%, 11/15/22	38,712,000	38,288,568

		423,577,149

Total U.S. Treasury Obligations (Cost $465,100,966)		466,167,005

Preferred Stocks 1.1%
Banks 0.7%
PNC Financial Services Group, Inc., Series P, 6.125% .(g)	129,775	3,596,065
US Bancorp, Series F, 6.500%(g)	83,700	2,397,168
US Bancorp, Series G, 6.000%(g)	98,725	2,738,632

		8,731,865

Electric 0.2%
SCE Trust I, 5.625%(g)	85,325	2,201,385

Insurance 0.2%
Arch Capital Group Ltd., Series C, 6.750%(g)	48,575	1,303,267
Reinsurance Group of America, Inc., 6.200%(g)	71,100	1,927,521

		3,230,788

Real Estate Investment Trust 0.0%(e)
Public Storage, Series U, 5.625%(g)	21,000	545,580

Total Preferred Stocks (Cost $13,836,072)		14,709,618

See Notes to Schedules of Portfolio Investments.

Short-Term Investment 0.0%(e)
RidgeWorth Funds Securities Lending Joint Account, (j)	401,914	401,914

Total Short-Term Investment (Cost $401,914)		401,914

Money Market Fund 7.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	94,378,486	94,378,486

Total Money Market Fund (Cost $94,378,486)		94,378,486

Total Investments (Cost $1,362,971,722) — 104.2%		1,402,782,297
Liabilities in Excess of Other Assets — (4.2)%		(56,472,635)

Net Assets — 100.0%		$1,346,309,662

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.5% of net assets as of December 31, 2012.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	Less than 0.05% of Net Assets.
(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	The security or a partial position of the security was on loan as of December 31, 2012. The total value of securities on loan as of December 31, 2012 was $393,490.
(i)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2012 (See Note 2 (i)).
(k)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

LP	– Limited Partnership
MTN	– Medium Term Note
PIK	– Payment in-kind

Credit Default Swap Agreement – Buy Protection

At December 31, 2012, the Fund’s open swap agreement was as follows:

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made	Value	Unrealized Depreciation
Merrill Lynch & Co., Inc.	CS First Boston	$10,000,000	1.000%	12/20/17	1.278%	$344,577	$132,757	$(211,820)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s net assets at December 31, 2012.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Schedules of Portfolio Investments.

Forward Foreign Currency Contracts

At December 31, 2012, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation/ (Depreciation)
Short:

Brazilian Real	JPMorgan	01/03/13	40,184,705	$19,455,195	$19,626,229	$(171,035)
Euro	JPMorgan	01/07/13	20,474,245	26,810,000	27,025,917	(215,917)
South African Rand	JPMorgan	01/03/13	59,590,900	6,731,115	7,029,301	(298,186)
Swedish Krona	JPMorgan	01/03/13	107,316,270	16,249,700	16,502,198	(252,498)
Turkish Lira	JPMorgan	01/07/13	29,296,302	16,284,770	16,411,352	(126,581)

Total Short Contracts				$85,530,780	$86,594,997	$(1,064,217)

Long:
Brazilian Real	JPMorgan	01/03/13	40,184,705	19,080,811	19,626,229	545,418
Brazilian Real	JPMorgan	02/04/13	62,809,164	30,150,323	30,546,976	396,653
Euro	JPMorgan	01/07/13	20,474,245	26,782,749	27,025,917	243,168
Mexican Peso	JPMorgan	02/21/13	348,535,031	27,254,851	26,843,839	(411,012)
South African Rand	JPMorgan	01/03/13	59,590,900	6,700,000	7,029,301	329,301
South African Rand	JPMorgan	01/14/13	47,939,530	5,500,000	5,646,328	146,328
Swedish Krona	JPMorgan	01/03/13	107,316,270	16,100,000	16,502,198	402,198
Swedish Krona	JPMorgan	01/10/13	108,019,036	16,315,000	16,607,537	292,537
Turkish Lira	JPMorgan	01/07/13	29,296,302	16,315,000	16,411,352	96,352
Turkish Lira	JPMorgan	02/08/13	29,296,302	16,221,651	16,342,468	120,817

Total Long Contracts				$180,420,385	$182,582,145	$2,161,760

As of December 31, 2012, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Commitment	Unrealized Appreciation
Mission Broadcasting, Inc.	$8,571	$223

The commitment is available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 2.7%
Automobiles 2.7%
Ford Credit Auto Owner Trust, Series 2012-A, Cl A2, 0.620%, 09/15/14	260,692	260,846
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A2, 0.710%, 05/15/15	268,389	268,657
Honda Auto Receivables Owner Trust, Series 2010-2, Cl A3, 1.340%, 03/18/14	36,123	36,210
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	1,370,000	1,397,308
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A2, 0.610%, 10/20/14	419,104	419,499
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	418,918	420,554

Total Asset-Backed Securities (Cost $2,799,616)		2,803,074

Collateralized Mortgage Obligations 25.1%
Agency Collateralized Mortgage Obligations 9.4%
Federal Home Loan Mortgage Corporation
Series 3598, Cl DA, 2.750%, 11/15/14	265,348	266,964
Series 3792, Cl DF, REMIC, 0.606%, 11/15/40(a)	2,220,033	2,236,814

		2,503,778

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.560%, 10/25/25(a)	316,330	317,080
Series 2007-109, Cl NF, 0.760%, 12/25/37(a)	1,003,637	1,015,067
Series 2007-54, Cl KF, 0.520%, 06/25/37(a)	590,176	590,791
Series 2009-37, Cl HA, 4.000%, 04/25/19	106,338	112,255
Series 2010-134, Cl BF, 0.640%, 10/25/40(a)	1,507,270	1,515,645
Series 2011-M1, Cl FA, 0.660%, 06/25/21(a)	2,309,651	2,331,761
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	350,000	357,439

		6,240,038

Government National Mortgage Association
Series 2010-66, Cl A, 1.869%, 09/16/27	212,182	213,541

NCUA Guaranteed Notes
Series 2011-R1, Cl 1A, 0.657%, 01/08/20(a)	869,121	869,938

		9,827,295

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.8%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.406%, 08/15/36(a)	565,939	565,133

Federal National Mortgage Association
Series 2005-42, Cl PF, 0.410%, 05/25/35(a)	311,142	311,283

		876,416

Commercial Mortgage Backed Securities 14.2%
Banc of America Commercial Mortgage, Inc.
Series 2004-1, Cl A4, 4.760%, 11/10/39	330,000	340,886
Series 2004-3, Cl A5, 5.555%, 06/10/39(a)	1,314,021	1,393,770
Series 2004-6, Cl AJ, 4.870%, 12/10/42(a)	1,535,000	1,610,818

		3,345,474

See Notes to Schedules of Portfolio Investments.

Citigroup Commercial Mortgage Trust
Series 2004-C1, Cl A3, 5.251%, 04/15/40(a)	693,096	700,250

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Cl A4, 5.219%, 07/15/44(a)	290,000	321,832

Commercial Mortgage Asset Trust
Series 1999-C1, Cl A4, 6.975%, 01/17/32(a)	418,957	420,691
Series 1999-C1, Cl B, 7.230%, 01/17/32(a)	1,460,000	1,506,903

		1,927,594

Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Cl A2, 6.096%, 07/16/34(b)	3,073	3,072

Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Cl A4, 4.801%, 03/15/36	238,875	238,677

FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)	1,485,246	1,504,909

GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Cl A2, 4.079%, 05/10/36	629,338	631,221
Series 2004-C3, Cl A4, 4.547%, 12/10/41	464,445	464,208

		1,095,429

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Cl A4, 4.404%, 01/12/39	1,519,100	1,572,780

JPMorgan Chase Commercial Mortgage Securities
Series 2004-CBX, Cl A5, 4.654%, 01/12/37	1,209,739	1,226,509
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	482,835	483,655

		1,710,164

LB Commercial Mortgage Trust
Series 1998-C4, Cl G, 5.600%, 10/15/35(b)	1,438,057	1,479,391

LB-UBS Commercial Mortgage Trust
Series 2003-C7, Cl A3, 4.559%, 09/15/27(a)	296,071	295,913

Morgan Stanley Capital I
Series 2004-IQ7, Cl A4, 5.396%, 06/15/38(a)	516,153	538,522

		14,734,007

Whole Loan Collateral Mortgage Obligations 0.7%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.998%, 07/25/33(a)	404,552	400,804

FDIC Structured Sale Guaranteed Notes
Series 2010-L2A, Cl A, 3.000%, 09/30/19(b)	285,383	292,785

		693,589

Total Collateralized Mortgage Obligations (Cost $25,869,980)		26,131,307

Corporate Bonds 49.3%
Auto Manufacturers 3.2%
Daimler Finance North America LLC, 03/15/13(b)	810,000	809,386
Daimler Finance North America LLC, 1.000%, 05/24/13(b)	350,000	349,292
Daimler Finance North America LLC, 1.650%, 04/10/15(b)	1,000,000	1,012,266
Volkswagen International Finance, 0.912%, 11/20/14(a)(b)	1,150,000	1,149,574

		3,320,518

Banks 13.9%
American Express Centurion Bank, 0.760%, 11/13/15, Series FRN(a)	1,310,000	1,308,152

See Notes to Schedules of Portfolio Investments.

Bank of America Corp., 1.733%, 01/30/14, MTN(a)	670,000	675,595
Bank of Montreal, 0.800%, 11/06/15, MTN	345,000	344,506
Bank of Montreal, 0.780%, 09/11/15, MTN(a)	1,395,000	1,400,817
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	520,000	536,089
Bank of Nova Scotia, 0.810%, 02/10/14	405,000	406,200
BB&T Corp., 1.013%, 04/28/14(a)	285,000	286,791
Branch Banking & Trust Co., 0.630%, 09/13/16(a)	400,000	393,777
Capital One Financial Corp., 1.454%, 07/15/14, Series FRN(a)	690,000	697,444
Fifth Third Bank, 0.421%, 05/17/13(a)	1,485,000	1,484,636
Goldman Sachs Group, Inc. (The), 1.312%, 11/21/14, MTN(a)	1,250,000	1,253,490
JPMorgan Chase & Co., 3.150%, 07/05/16	670,000	709,832
PNC Funding Corp., 5.400%, 06/10/14	1,365,000	1,455,875
Royal Bank of Canada, 0.630%, 04/17/14, Series 1, MTN(a)	1,230,000	1,232,456
Royal Bank of Canada, 1.013%, 10/30/14(a)	625,000	630,734
Toronto-Dominion Bank (The), 0.640%, 07/14/14(a)	255,000	255,867
Wells Fargo & Co., 3.676%, 06/15/16	1,340,000	1,448,679

		14,520,940

Beverages 2.2%
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	750,000	760,833
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 03/26/13	295,000	296,362
Coca-Cola Refreshments USA, Inc., 5.000%, 08/15/13	1,155,000	1,187,971

		2,245,166

Chemicals 1.8%
Dow Chemical Co. (The), 5.900%, 02/15/15	405,000	446,807
Ecolab, Inc., 2.375%, 12/08/14	485,000	500,635
Sherwin-Williams Co. (The), 3.125%, 12/15/14	920,000	962,930

		1,910,372

Commercial Services 0.2%
ERAC USA Finance LLC, 1.400%, 04/15/16(b)	165,000	166,106

Computers 0.6%
Hewlett-Packard Co., 1.250%, 09/13/13	625,000	624,993

Diversified Financial Services 9.2%
American Honda Finance Corp., 0.708%, 06/18/14(a)(b)	975,000	978,173
Caterpillar Financial Services Corp., 4.625%, 06/01/15	675,000	737,362
Caterpillar Financial Services Corp., 6.125%, 02/17/14, MTN	605,000	645,019
Citigroup, Inc., 5.500%, 04/11/13	1,592,000	1,608,402
General Electric Capital Corp., 0.551%, 01/08/16, MTN(a)	1,250,000	1,235,516
Hyundai Capital America, 1.625%, 10/02/15(b)	400,000	402,404
JPMorgan Chase & Co., 1.058%, 05/02/14, MTN(a)	1,105,000	1,112,578
MassMutual Global Funding II, 0.685%, 01/14/14(a)(b)	1,410,000	1,413,755
Morgan Stanley, 1.902%, 01/24/14(a)	670,000	674,321
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	310,000	330,383
Woodside Finance Ltd., 4.500%, 11/10/14(b)	455,000	481,261

		9,619,174

Electric 1.2%
Duke Energy Indiana, Inc., 5.000%, 09/15/13	525,000	541,605
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	165,000	166,778
NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	500,000	507,897

		1,216,280

Food 0.8%
General Mills, Inc., 5.200%, 03/17/15	485,000	532,667
Kraft Foods Group, Inc., 1.625%, 06/04/15(b)	260,000	264,620

		797,287

See Notes to Schedules of Portfolio Investments.

Gas 0.4%
Sempra Energy, 2.000%, 03/15/14	405,000	411,128

Healthcare - Products 0.8%
St Jude Medical, Inc., 2.200%, 09/15/13	813,000	822,975

Healthcare - Services 1.0%
UnitedHealth Group, Inc., 4.875%, 04/01/13	560,000	565,888
WellPoint, Inc., 5.000%, 12/15/14	470,000	507,630

		1,073,518

Holding Companies-Diversified 0.6%
EnCana Holdings Finance Corp., 5.800%, 05/01/14	560,000	595,273

Insurance 5.1%
Allstate Corp. (The), 5.000%, 08/15/14	644,000	688,748
Allstate Life Global Funding Trusts, 5.375%, 04/30/13, MTN	1,250,000	1,270,695
Berkley (WR) Corporation, 5.875%, 02/15/13	475,000	477,814
MetLife, Inc., 2.375%, 02/06/14	1,260,000	1,283,587
Metropolitan Life Global Funding I, 1.700%, 06/29/15(b)	220,000	224,573
New York Life Global Funding, 4.650%, 05/09/13(b)	120,000	121,679
Prudential Covered Trust 2012-1, 2.997%, 09/30/15(b)	1,154,250	1,196,971

		5,264,067

Internet 0.5%
Amazon.com, Inc., 0.650%, 11/27/15	480,000	479,711

Media 1.8%
Comcast Corp., 5.300%, 01/15/14	585,000	613,773
Historic TW, Inc., 9.125%, 01/15/13	200,000	200,547
Time Warner Cable, Inc., 6.200%, 07/01/13	305,000	313,372
Time Warner Cable, Inc., 7.500%, 04/01/14	115,000	124,609
Viacom, Inc., 1.250%, 02/27/15	645,000	651,297

		1,903,598

Mining 1.4%
BHP Billiton Finance USA Ltd., 1.000%, 02/24/15	225,000	226,667
Rio Tinto Alcan, Inc., 5.200%, 01/15/14	1,230,000	1,284,521

		1,511,188

Pharmaceuticals 1.1%
McKesson Corp., 0.950%, 12/04/15	185,000	185,260
McKesson Corp., 6.500%, 02/15/14	865,000	920,689

		1,105,949

Pipelines 0.7%
Enterprise Products Operating LLC, Series M, 5.650%, 04/01/13	750,000	758,363

Retail 0.6%
Nordstrom, Inc., 6.750%, 06/01/14	615,000	667,140

Telecommunication Services 1.5%
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,480,000	1,553,621

Transportation 0.7%
Burlington Northern Santa Fe LLC, 4.300%, 07/01/13	435,000	443,059
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	285,000	304,240

		747,299

Total Corporate Bonds (Cost $51,162,942)		51,314,666

Municipal Bond 1.9%
New Jersey 1.9%
New Jersey Economic Development Authority, RB, BAB, 1.308%, 06/15/13(a)	1,923,000	1,927,115

See Notes to Schedules of Portfolio Investments.

Total Municipal Bond (Cost $1,923,778)		1,927,115

U.S. Government Agency Mortgages 19.9%
Federal Home Loan Mortgage Corporation
Pool #847276, 2.524%, 04/01/34(a)	66,348	70,346
Pool #1B7142, 2.958%, 09/01/36(a)	95,019	101,892
Pool #1Q1404, 2.638%, 01/01/37(a)	1,049,602	1,118,288
Pool #848852, 2.895%, 08/01/37(a)	1,729,260	1,842,598

		3,133,124

Federal National Mortgage Association
Pool #555162, 4.820%, 01/01/13	25,142	25,164
Pool #873590, 5.470%, 04/01/13	145,151	145,278
Pool #360500, 6.255%, 09/01/13	2,900,000	2,987,607
Pool #555910, 4.920%, 10/01/13	1,309,903	1,313,998
Pool #387206, 5.500%, 01/01/15	1,272,994	1,360,976
Pool #AD0172, 4.757%, 04/01/16	221,307	243,643
Pool #745935, 5.682%, 08/01/16	1,569,744	1,762,625
Pool #745889, 5.970%, 08/01/16	288,250	327,514
Pool #469408, 0.962%, 11/01/18(a)	2,785,000	2,778,658
Pool #MA1241, 2.500%, 11/01/22	2,519,622	2,644,553
Pool #635082, 2.249%, 05/01/32(a)	120,507	125,648
Pool #555844, 2.290%, 10/01/33(a)	216,566	230,866
Pool #822302, 2.939%, 05/01/35(a)	328,602	350,388
Pool #995542, 2.653%, 02/01/36(a)	579,466	615,080
Pool #AL0968, 2.784%, 12/01/36(a)	509,002	543,311
Pool #AD0380, 2.704%, 10/01/37(a)	713,707	757,474
Pool #AL0966, 2.736%, 11/01/37(a)	519,807	553,947
Pool #AL0967, 2.758%, 04/01/38(a)	796,259	849,714

		17,616,444

Total U.S. Government Agency Mortgages (Cost $20,563,379)		20,749,568

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.04%(c)	459,956	459,956

Total Money Market Fund (Cost $459,956)		459,956

Total Investments (Cost $102,779,651) — 99.3%		103,385,686
Other Assets in Excess of Liabilities — 0.7%		711,614

Net Assets — 100.0%		$104,097,300

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.4% of net assets as of December 31, 2012.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

BAB	– Build America Bonds
MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduct

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 98.4%
U.S. Treasury Bonds 16.1%
7.125%, 02/15/23	1,111,000	1,675,179
6.875%, 08/15/25	154,000	237,184
6.000%, 02/15/26	296,000	428,321
4.500%, 02/15/36	1,720,000	2,263,682
2.750%, 08/15/42	2,149,000	2,075,128

		6,679,494

U.S. Treasury Notes 82.3%
0.625%, 02/28/13	1,715,000	1,716,473
0.500%, 10/15/14	8,710,000	8,749,465
0.375%, 03/15/15	4,800,000	4,809,749
1.500%, 06/30/16	7,230,000	7,494,343
1.000%, 03/31/17	5,131,000	5,222,799
2.625%, 08/15/20	5,570,000	6,116,556

		34,109,385

Total U.S. Treasury Obligations (Cost $39,756,219)		40,788,879

Money Market Fund 2.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	862,781	862,781

Total Money Market Fund (Cost $862,781)		862,781

Total Investments (Cost $40,619,000) — 100.5%		41,651,660
Liabilities in Excess of Other Assets — (0.5)%		(209,108)

Net Assets — 100.0%		$41,442,552

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.1%
Student Loan Asset Backed Security 0.1%
SMS Student Loan Trust, Series 1999-B, Cl A2, 0.553%, 04/30/29(a)	2,335,905	2,331,435

Total Asset-Backed Security (Cost $2,329,369)		2,331,435

Collateralized Mortgage Obligations 26.6%
Agency Collateralized Mortgage Obligations 19.9%
Federal Home Loan Bank
Series Y2-2015, Cl 1, 2.600%, 04/20/15	3,819,449	3,918,667

Federal Home Loan Mortgage Corporation
Series 2840, Cl LJ, 4.250%, 11/15/17	232,505	233,809
Series 3000, Cl FG, 0.509%, 07/15/25(a)	4,148,749	4,157,208
Series 3065, Cl DF, REMIC, 0.589%, 04/15/35(a)	44,342,674	44,548,424
Series 3135, Cl FC, 0.509%, 04/15/26(a)	3,417,468	3,425,946
Series 3232, Cl KF, 0.659%, 10/15/36(a)(b)	5,647,906	5,693,620
Series 3264, Cl FB, 0.579%, 01/15/37(a)	3,328,799	3,346,119
Series 3320, Cl FC, 0.379%, 05/15/37(a)(b)	8,137,434	8,140,575
Series 3450, Cl AF, 0.919%, 05/15/38(a)(b)	3,459,522	3,491,668
Series 3511, Cl FA, 1.209%, 02/15/39(a)(b)	13,821,500	14,016,286
Series 3574, Cl MA, 4.000%, 09/15/21	4,794,266	4,950,549
Series 3593, Cl F, 0.712%, 03/15/36(a)	7,626,045	7,700,903
Series 3792, Cl DF, REMIC, 0.609%, 11/15/40(a)	5,705,246	5,748,372
Series 3812, Cl BE, 2.750%, 09/15/18	9,189,359	9,489,153

		114,942,632

Federal National Mortgage Association
Series 2005-40, Cl FB, 0.460%, 05/25/35(a)	3,025,093	3,032,036
Series 2005-92, Cl UF, 0.560%, 10/25/25(a)	3,765,339	3,774,275
Series 2006-84, Cl FQ, 0.760%, 09/25/36(a)(b)	6,985,462	7,052,061
Series 2007-102, Cl FA, 0.780%, 11/25/37(a)(b)	8,130,404	8,220,806
Series 2007-109, Cl NF, 0.760%, 12/25/37(a)(b)	13,760,450	13,917,154
Series 2007-2, Cl FM, 0.460%, 02/25/37(a)	3,272,586	3,275,498
Series 2007-30, Cl WF, 0.450%, 04/25/37(a)	17,594,500	17,637,659
Series 2007-4, Cl DF, 0.655%, 02/25/37(a)(b)	2,660,454	2,678,188
Series 2007-54, Cl KF, 0.520%, 06/25/37(a)	7,618,630	7,626,569
Series 2007-88, CI JF, 0.760%, 04/25/37(a)(b)	10,344,298	10,487,225
Series 2008-18, Cl FE, 0.940%, 03/25/38(a)(b)	5,732,248	5,782,026
Series 2009-37, Cl HA, 4.000%, 04/25/19	338,215	357,034
Series 2010-134, Cl BF, 0.640%, 10/25/40(a)	16,193,568	16,283,556
Series 2010-42, Cl AF, 0.810%, 05/25/40(a)	11,346,271	11,443,203
Series 2011-38, Cl AH, 2.750%, 05/25/20	6,901,105	7,129,283
Series 2011-M1, Cl FA, 0.660%, 06/25/21(a)(b)	49,486,054	49,959,784
Series 2012-142, Cl AC, REMIC, 2.000%, 12/25/42	10,000,000	10,186,740
Series 2012-M11, Cl FA, 0.712%, 08/25/19(a)	21,707,429	21,910,502
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	6,770,081	6,913,972

		207,667,571

Government National Mortgage Association

See Notes to Schedules of Portfolio Investments.

Series 2010-66, Cl A, 1.869%, 09/16/27	7,045,455	7,090,581
Series 2010-97, Cl A, 2.321%, 01/16/32	2,687,273	2,730,046

		9,820,627

Mortgage-Linked Amortizing Notes
Series 2012-1, Cl A10, 2.060%, 01/15/22	20,111,250	20,582,839

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.663%, 10/07/20(a)	14,149,495	14,202,556
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	6,136,055	6,236,724
Series 2010-R2, Cl 1A, 0.583%, 11/06/17(a)	13,265,915	13,294,967
Series 2011-C1, Cl 2A, 0.743%, 03/09/21(a)(b)	29,479,395	29,562,143
Series 2011-R1, Cl 1A, 0.663%, 01/08/20(a)	13,565,331	13,578,083
Series 2011-R2, Cl 1A, 0.613%, 02/06/20(a)	1,414,913	1,418,012
Series 2011-R4, Cl 1A, 0.563%, 03/06/20(a)	28,065,383	28,067,067
Series 2011-R6, Cl 1A, 0.593%, 05/07/20(a)	12,542,629	12,584,146

		118,943,698

		475,876,034

Agency Collateralized Planned Amortization Class Mortgage Obligations 3.3%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.409%, 08/15/36(a)(b)	8,381,742	8,369,798
Series 4080, Cl NF, REMIC, 0.459%, 05/15/32(a)	16,126,550	16,183,331

		24,553,129

Federal National Mortgage Association
Series 2003-73, Cl DF, 0.660%, 10/25/32(a)	4,754,612	4,777,268
Series 2005-42, Cl PF, 0.410%, 05/25/35(a)	4,423,707	4,425,715
Series 2005-57, Cl EG, 0.510%, 03/25/35(a)	3,946,555	3,952,392
Series 2006-123, Cl PF, 0.470%, 01/25/37(a)(b)	10,789,134	10,810,173
Series 2006-79, Cl GF, 0.610%, 08/25/36(a)(b)	23,829,092	24,052,442
Series 2008-24, Cl PF, REMIC, 0.860%, 02/25/38(a)	4,738,834	4,800,638

		52,818,628

Government National Mortgage Association
Series 2009-69, Cl PV, REMIC, 4.000%, 08/20/39	3,103,041	3,288,339

		80,660,096

Commercial Mortgage Backed Securities 3.3%
FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)(c)(d)	32,892,884	33,328,353

Federal Home Loan Mortgage Corporation
Series KF01, Cl A, 0.562%, 04/25/19(a)	18,625,942	18,705,400

Federal National Mortgage Association
Series 2012-M17, Cl ASQ2, 0.953%, 11/25/15	26,000,000	26,243,568

		78,277,321

Whole Loan Collateral Mortgage Obligation 0.1%
FDIC Structured Sale Guaranteed Notes
Series 2010-L2A, Cl A, 3.000%, 09/30/19(c)(d)	2,489,594	2,554,168

Total Collateralized Mortgage Obligation (Cost $632,959,189)		637,367,619

U.S. Government Agency Mortgages 72.3%
Federal Home Loan Mortgage Corporation
Pool #G14516, 3.500%, 05/01/27(b)	16,521,241	17,373,462
Pool #972122, 2.100%, 06/01/33(a)	43,302	43,995
Pool #847615, 2.536%, 07/01/33(a)(b)	7,153,307	7,650,670

See Notes to Schedules of Portfolio Investments.

Pool #781028, 2.349%, 11/01/33(a)	4,634,261	4,936,334
Pool #847276, 2.524%, 04/01/34(a)	450,799	477,963
Pool #1B8683, 2.956%, 04/01/34(a)(b)	23,579,251	25,138,331
Pool #848744, 2.811%, 05/01/34(a)	31,509,450	33,508,997
Pool #847308, 2.438%, 07/01/34(a)	307,690	327,280
Pool #1B1889, 2.872%, 07/01/34(a)(b)	30,646,795	32,649,559
Pool #848736, 2.810%, 05/01/35(a)(b)	51,365,364	54,602,929
Pool #848797, 2.799%, 07/01/35(a)	6,961,080	7,416,027
Pool #1L0256, 2.381%, 11/01/35(a)(b)	6,233,534	6,636,009
Pool #1Q0025, 2.747%, 02/01/36(a)	6,243,242	6,620,581
Pool #1H2602, 2.350%, 03/01/36(a)	6,294,188	6,666,158
Pool #1N0169, 2.365%, 07/01/36(a)	788,551	836,930
Pool #1Q1407, 2.382%, 07/01/36(a)(b)	19,091,116	20,326,600
Pool #848747, 2.933%, 07/01/36(a)	30,529,047	32,738,535
Pool #1B7142, 2.958%, 09/01/36(a)	1,450,903	1,555,855
Pool #848795, 2.898%, 10/01/36(a)	3,160,074	3,379,184
Pool #848569, 2.734%, 11/01/36(a)(b)	25,466,944	27,060,506
Pool #848133, 3.686%, 11/01/36(a)	2,427,449	2,591,527
Pool #1G2585, 3.199%, 12/01/36(a)	177,410	189,646
Pool #1Q1404, 2.713%, 01/01/37(a)	20,087,686	21,402,229
Pool #1J0331, 2.998%, 03/01/37(a)	976,733	1,047,332
Pool #1Q1195, 2.676%, 05/01/37(a)(b)	26,044,397	27,780,436
Pool #848796, 2.859%, 05/01/37(a)(b)	50,164,542	53,522,004
Pool #1Q1282, 2.500%, 07/01/37(a)	5,675,518	6,020,592
Pool #1N1664, 2.764%, 07/01/37(a)	5,996,516	6,407,744
Pool #1J0533, 2.899%, 07/01/37(a)	36,251	38,901
Pool #848852, 2.895%, 08/01/37(a)	36,946,069	39,367,552
Pool #1Q0652, 4.010%, 02/01/38(a)	3,667,243	3,892,667
Pool #1Q1405, 4.336%, 04/01/39(a)	8,172,803	8,704,873
Pool #1Q1420, 3.403%, 09/01/39(a)	28,977,828	30,907,079
Pool #1B4755, 3.496%, 06/01/40(a)(b)	9,886,522	10,441,181

		502,259,668

Federal National Mortgage Association
Pool #555162, 4.820%, 01/01/13	242,191	242,404
Pool #555191, 4.731%, 02/01/13	267,550	267,786
Pool #555264, 4.903%, 02/01/13	129,873	129,827
Pool #873294, 5.100%, 02/01/13	390,862	392,118
Pool #385998, 4.635%, 03/01/13	373,316	373,650
Pool #555317, 4.822%, 04/01/13	1,250,795	1,251,887
Pool #873590, 5.470%, 04/01/13	358,040	358,353
Pool #555435, 4.557%, 05/01/13	114,262	114,363
Pool #555505, 4.636%, 05/01/13	224,736	224,261
Pool #386210, 4.080%, 06/01/13	4,157,355	4,161,161
Pool #386287, 4.115%, 06/01/13	8,323,725	8,416,639
Pool #555648, 4.579%, 06/01/13	81,785	81,857
Pool #873612, 5.770%, 06/01/13	1,313,120	1,314,273
Pool #386314, 3.790%, 07/01/13	3,913,983	3,912,821
Pool #386424, 4.190%, 07/01/13	256,270	257,700
Pool #461110, 4.616%, 07/01/13	815,771	838,181
Pool #386441, 4.220%, 08/01/13	117,008	117,665
Pool #735065, 4.463%, 08/01/13	220,306	220,501
Pool #360500, 6.255%, 09/01/13	36,285,000	37,381,151
Pool #555910, 4.915%, 10/01/13(b)	5,601,796	5,619,308
Pool #555806, 5.140%, 10/01/13	2,600,402	2,627,607
Pool #555850, 4.813%, 11/01/13	525,856	532,868
Pool #725324, 5.390%, 11/01/13	1,095,629	1,095,170
Pool #AD0192, 4.719%, 01/01/14	2,969,029	2,998,056
Pool #386742, 4.870%, 01/01/14	4,718,182	4,844,564
Pool #386802, 4.900%, 01/01/14	4,970,041	5,069,178

See Notes to Schedules of Portfolio Investments.

Pool #958216, 5.370%, 01/01/14	2,928,970	2,995,236
Pool #958368, 4.710%, 03/01/14	13,213,859	13,571,134
Pool #386925, 4.360%, 04/01/14	424,819	437,493
Pool #958806, 3.850%, 05/01/14	948,006	976,853
Pool #958789, 3.920%, 06/01/14	8,264,223	8,541,499
Pool #462846, 4.150%, 07/01/14	1,804,820	1,874,036
Pool #AD0173, 3.925%, 08/01/14	1,652,847	1,710,008
Pool #735028, 5.754%, 09/01/14	5,222,205	5,511,309
Pool #735387, 4.907%, 04/01/15	141,757	153,252
Pool #387352, 5.160%, 04/01/15	228,773	245,624
Pool #735953, 4.997%, 08/01/15	23,537	25,785
Pool #462011, 5.155%, 08/01/15	116,859	126,018
Pool #465949, 2.040%, 09/01/15	9,759,565	9,862,710
Pool #465821, 2.900%, 09/01/15	1,060,245	1,112,973
Pool #387590, 4.900%, 09/01/15	1,992,881	2,152,142
Pool #462018, 5.365%, 09/01/15	446,535	482,781
Pool #466111, 2.030%, 10/01/15	11,310,000	11,462,342
Pool #465951, 2.040%, 10/01/15	6,729,003	6,819,864
Pool #465952, 2.040%, 10/01/15	8,507,053	8,621,924
Pool #466109, 2.190%, 10/01/15	12,961,583	12,960,135
Pool #466534, 2.040%, 11/01/15	1,240,000	1,285,881
Pool #745100, 4.849%, 11/01/15	7,177,984	7,795,755
Pool #462085, 5.315%, 11/01/15	4,522,144	5,022,921
Pool #387740, 5.245%, 12/01/15	1,168,618	1,275,510
Pool #467123, 2.760%, 01/01/16	12,500,000	13,156,123
Pool #467141, 2.780%, 01/01/16	6,936,370	7,307,604
Pool #467080, 3.090%, 01/01/16	15,070,000	15,988,559
Pool #745504, 5.152%, 02/01/16(b)	13,184,774	14,691,276
Pool #745530, 5.272%, 04/01/16	129,124	144,004
Pool #467607, 3.090%, 05/01/16	5,027,341	5,356,145
Pool #745727, 5.261%, 05/01/16	4,799,388	5,236,534
Pool #380240, 6.590%, 05/01/16	872,297	884,648
Pool #468647, 2.260%, 07/01/16(b)	17,930,000	18,758,818
Pool #462237, 5.525%, 07/01/16	159,510	176,616
Pool #745764, 5.724%, 07/01/16	461,005	522,336
Pool #468795, 2.470%, 08/01/16	15,200,000	16,024,781
Pool #463420, 4.050%, 09/01/16	6,421,345	6,746,034
Pool #888015, 5.539%, 11/01/16	559,380	623,486
Pool #469673, 2.080%, 12/01/16	5,135,000	5,364,569
Pool #470340, 2.090%, 01/01/17	4,592,940	4,802,265
Pool #735745, 4.992%, 01/01/17	79,779	84,989
Pool #888969, 5.932%, 11/01/17	3,027,778	3,455,123
Pool #467288, 2.800%, 03/01/18	966,307	1,041,948
Pool #469334, 0.642%, 10/01/18(a)	12,790,000	12,765,179
Pool #469482, 1.042%, 10/01/18(a)	13,420,000	13,389,569
Pool #469408, 0.962%, 11/01/18(a)(b)	38,075,000	37,988,291
Pool #AM1828, 0.508%, 12/01/19(a)	17,500,000	17,520,976
Pool #466804, 0.792%, 12/01/20(a)	13,370,000	13,354,610
Pool #470556, 0.912%, 12/01/20(a)	21,070,000	21,044,501
Pool #469386, 0.832%, 10/01/21(a)(b)	30,015,000	30,012,860
Pool #469856, 1.002%, 12/01/21(a)(b)	17,690,000	17,750,912
Pool #AM0400, 0.692%, 08/01/22(a)	17,500,000	17,504,023
Pool #AM1102, 0.507%, 10/01/22(a)	26,750,000	26,750,601
Pool #AM1444, 0.477%, 11/01/22(a)	13,257,173	13,247,972
Pool #MA1241, 2.500%, 11/01/22	14,490,279	15,208,755
Pool #AM1796, 0.507%, 12/01/22(a)	19,940,000	19,941,709
Pool #AM2292, 0.560%, 01/01/23(e)	37,800,000	37,823,625
Pool #AP6765, 2.500%, 09/01/27	5,595,536	5,855,495
Pool #AP6769, 2.500%, 09/01/27	2,995,999	3,135,188
Pool #AP6771, 2.500%, 10/01/27	3,008,673	3,148,451

See Notes to Schedules of Portfolio Investments.

2.500%, TBA, 15 Year Maturity, 2.500%, 01/01/28,TBA(e)	90,000,000	94,106,250
Pool #635082, 2.249%, 05/01/32(a)	137,105	142,955
Pool #604921, 2.202%, 10/01/32(a)	113,208	120,829
Pool #671993, 2.482%, 12/01/32(a)	14,679	14,886
Pool #AE0044, 4.981%, 03/01/33(a)	2,814,187	3,032,601
Pool #689966, 2.260%, 04/01/33(a)	1,004,606	1,071,386
Pool #555468, 2.572%, 05/01/33(a)	258,737	274,110
Pool #711466, 2.880%, 05/01/33(a)	32,147	32,107
Pool #733703, 2.720%, 08/01/33(a)	4,093,126	4,354,667
Pool #555756, 4.612%, 08/01/33(a)	2,888,615	3,076,359
Pool #555844, 2.290%, 10/01/33(a)	351,147	374,333
Pool #386320, 4.550%, 10/01/33	182,097	186,813
Pool #725126, 2.963%, 12/01/33(a)	2,497,835	2,654,261
Pool #793025, 2.304%, 07/01/34(a)	681,377	729,257
Pool #AL0222, 2.328%, 07/01/34(a)	19,520,271	20,723,282
Pool #801510, 2.267%, 08/01/34(a)	1,814,402	1,920,442
Pool #794939, 1.760%, 10/01/34(a)	28,584	29,466
Pool #745707, 2.745%, 12/01/34(a)	14,353,990	15,333,737
Pool #809384, 2.215%, 01/01/35(a)	411,415	429,098
Pool #805338, 2.260%, 01/01/35(a)	167,491	176,371
Pool #813718, 2.305%, 01/01/35(a)	12,756,201	13,591,269
Pool #AD0064, 2.306%, 01/01/35(a)	16,617,788	17,733,934
Pool #809772, 2.278%, 02/01/35(a)(b)	298,293	312,654
Pool #814686, 2.101%, 03/01/35(a)	207,244	212,443
Pool #820598, 2.202%, 03/01/35(a)	812,360	851,688
Pool #735545, 2.479%, 03/01/35(a)	4,616,741	4,921,252
Pool #995609, 2.913%, 04/01/35(a)	3,673,429	3,925,184
Pool #822302, 2.939%, 05/01/35(a)	1,667,766	1,778,334
Pool #821373, 2.629%, 06/01/35(a)	1,250,761	1,313,823
Pool #735766, 2.227%, 07/01/35(a)	1,180,992	1,271,445
Pool #735810, 3.219%, 08/01/35(a)	1,675,162	1,783,682
Pool #817467, 2.287%, 09/01/35(a)	4,107,720	4,400,396
Pool #829334, 2.666%, 09/01/35(a)	106,735	113,465
Pool #AL0505, 2.719%, 11/01/35(a)	16,609,635	17,649,107
Pool #995540, 2.308%, 01/01/36(a)(b)	11,180,667	11,901,258
Pool #AD0377, 2.313%, 01/01/36(a)	3,331,769	3,547,639
Pool #888722, 2.698%, 01/01/36(a)	3,340,594	3,493,750
Pool #995542, 2.653%, 02/01/36(a)	6,860,872	7,282,551
Pool #AL2202, 2.800%, 06/01/36(a)	16,495,655	17,632,586
Pool #AL0854, 2.829%, 06/01/36(a)	10,295,322	10,967,989
Pool #AL1535, 2.970%, 06/01/36(a)(b)	26,707,850	28,623,671
Pool #AE0329, 3.140%, 06/01/36(a)	2,762,870	2,953,791
Pool #888859, 2.799%, 10/01/36(a)(b)	1,272,851	1,356,827
Pool #745975, 2.268%, 11/01/36(a)	3,788,039	4,047,649
Pool #903166, 2.417%, 11/01/36(a)	3,337,093	3,558,487
Pool #AA3517, 2.620%, 11/01/36(a)	9,725,508	10,339,496
Pool #917290, 2.718%, 11/01/36(a)	4,266,388	4,533,213
Pool #909313, 2.301%, 12/01/36(a)	1,682,620	1,781,959
Pool #AL0968, 2.784%, 12/01/36(a)	26,632,287	28,427,433
Pool #905857, 2.884%, 12/01/36(a)	218,904	235,163
Pool #906216, 2.625%, 01/01/37(a)	2,592,366	2,773,390
Pool #888180, 2.638%, 01/01/37(a)	3,887,521	4,106,626
Pool #535990, 2.390%, 04/01/37(a)	913,615	977,843
Pool #AA3518, 2.616%, 05/01/37(a)	12,658,524	13,426,568
Pool #AL0872, 2.227%, 07/01/37(a)	5,195,114	5,532,511
Pool #AL0960, 2.760%, 07/01/37(a)(b)	28,100,075	29,838,408
Pool #995059, 3.347%, 08/01/37(a)	2,642,997	2,801,712
Pool #AL1306, 2.830%, 09/01/37(a)	11,768,990	12,548,092
Pool #AE0427, 2.649%, 10/01/37(a)	9,758,923	10,392,353
Pool #AD0380, 2.704%, 10/01/37(a)	13,576,752	14,409,309

See Notes to Schedules of Portfolio Investments.

Pool #AL0966, 2.736%, 11/01/37(a)	8,250,899	8,792,803
Pool #AE0332, 2.760%, 11/01/37(a)	8,924,301	9,452,314
Pool #AL0967, 2.758%, 04/01/38(a)	25,229,456	26,923,181
Pool #AL0270, 3.419%, 08/01/38(a)	21,752,722	22,850,246
Pool #AE0107, 3.681%, 10/01/38(a)	5,250,959	5,620,401
Pool #AE0279, 4.339%, 11/01/38(a)	2,294,940	2,457,974
Pool #AE0057, 3.349%, 02/01/39(a)	9,217,962	9,879,412
Pool #AL1303, 3.685%, 02/01/39(a)(b)	22,708,339	23,949,527
Pool #AE0066, 2.291%, 09/01/39(a)(b)	26,379,754	28,026,054
Pool #725874, 2.351%, 09/01/39(a)	111,349	118,189
Pool #AM2224, 0.541%, 01/01/63(e)	15,127,000	15,136,454

		1,224,013,824

NCUA Guaranteed Notes Trust 2010-A1
Series 2010-A1, Cl A, 0.563%, 12/07/20(a)	2,819,392	2,827,850

Total U.S. Government Agency Mortgages (Cost $1,707,440,231)		1,729,101,342

Money Market Fund 6.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.04%(f)	152,900,409	152,900,409

Total Money Market Fund (Cost $152,900,409)		152,900,409

Total Investments (Cost $2,495,629,198) — 105.4%		2,521,700,805
Liabilities in Excess of Other Assets — (5.4)%		(128,337,504)

Net Assets — 100.0%		$2,393,363,301

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.5% of net assets as of December 31, 2012.
(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit
TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

At December 31, 2012, the Fund’s open futures contract was as follows:

Description	Position	Notional Amount	Expiration Date	Number of Contracts	Unrealized Appreciation
U.S. Treasury 5 Year Note	Short	$(80,390,959)	March 2013	645	$143,888

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2012

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.8%
District of Columbia 5.0%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, RB, 5.000%, 10/01/29	2,500,000	2,876,925
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,513,647
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	2,000,000	2,274,600

		7,665,172

North Carolina 0.7%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,030,000	1,122,906

Virginia 92.1%
Arlington County, GO, 5.000%, 03/15/15, State Aid Withholding(a)	4,500,000	4,953,015
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, NATL-RE(a)	1,890,000	2,131,240
Fairfax County Economic Development Authority, 5.000%, 04/01/36	1,500,000	1,693,065
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22(a)	3,700,000	4,471,598
Fairfax County Economic Development Authority, RB, 5.000%, 04/01/31	1,885,000	2,163,320
Fairfax County Economic Development Authority, RB, 5.000%, 04/01/32	1,840,000	2,105,162
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	2,860,000	3,419,788
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/37	1,000,000	1,135,190
Fauquier County, GO, 5.000%, 07/01/19, Pre-refunded 07/01/2016 @ 100, NATL-RE	2,100,000	2,420,334
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, NATL-RE	2,855,000	3,116,318
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,245,235
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,840,742
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE(a)	4,845,000	5,390,789
Henrico County Economic Development Authority, RB, 3.000%, 06/01/18	1,790,000	1,809,654
Henrico County Economic Development Authority, RB, 5.000%, 06/01/25	770,000	829,275
Henrico County Economic Development Authority, RB, 5.000%, 11/01/30(b)	850,000	933,003
Isle County Wight, GO, 5.000%, 07/01/37, State Aid Withholding	1,200,000	1,407,948
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,571,836
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	2,000,000	2,319,720
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460,000	3,128,038
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Pre-refunded 01/01/2015 @ 100	1,000,000	1,090,280
Loudoun County, Public Improvement, GO, 5.000%, 06/01/14	3,500,000	3,732,890
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,561,865
Newport News, GO, 5.250%, 07/01/15, State Aid Withholding(a)	3,000,000	3,351,210
Norfolk Economic Development Authority, Health Care Facilities, Series B, RB, 5.000%, 11/01/25	1,000,000	1,201,260
Norfolk Economic Development Authority, Health Care Facilities, Series B, RB, 5.000%, 11/01/36	2,000,000	2,279,840

See Notes to Schedules of Portfolio Investments.

Pittsylvania County, GO, 5.000%, 03/01/21	1,000,000	1,214,780
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,200,750
Portsmouth, Series B, GO, 5.250%, 07/15/24	1,000,000	1,200,150
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,519,713
Powhatan County, GO, 5.000%, 01/15/32	1,580,000	1,816,984
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,657,856
Richmond, Series A, GO, 5.000%, 03/01/18, State Aid Withholding	1,205,000	1,447,145
Richmond, Series B, GO, 5.000%, 07/15/17, State Aid Withholding	2,000,000	2,364,900
Richmond, Series B, GO, 5.000%, 07/15/18	2,000,000	2,424,680
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	2,000,294
Roanoke, GO, 5.000%, 10/01/18	2,450,000	2,982,458
Roanoke, Series B, GO, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 101, State Aid Withholding	2,500,000	2,759,625
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,151,760
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23	1,000,000	1,106,550
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, MSF(a)	4,420,000	4,750,616
Virginia Beach, Public Improvement, Series C, GO, 5.000%, 09/15/16	2,325,000	2,696,070
Virginia College Building Authority, RB, 5.000%, 09/01/19	1,000,000	1,233,600
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,250,000	1,574,563
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, MSF(a)	3,950,000	4,751,257
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/17, State Aid Withholding(a)	3,000,000	3,443,010
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/27(a)	4,000,000	4,693,600
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,672,941
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,322,644
Virginia Housing Development Authority, Commonwealth Mortgage, Series E, RB, 6.000%, 07/01/25, GO of Authority(a)	2,310,000	2,638,828
Virginia Public Building Authority Facilities, Series A, RB, 5.000%, 08/01/26	2,500,000	3,030,425
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20, ST APPROP(a)	4,000,000	4,931,080
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,352,180
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,354,130
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/18(a)	2,775,000	3,398,848
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	3,000,000	3,074,280
Virginia State, Series A, GO, 5.000%, 06/01/19, Pre-refunded 06/01/2014 @ 100(a)	3,170,000	3,381,946
Winchester, GO, 5.000%, 11/01/18, Pre-refunded 11/01/2015 @ 100, NATL-RE/FGIC	2,000,000	2,254,080

		142,704,358

Total Municipal Bonds (Cost $139,849,030)		151,492,436

Money Market Fund 1.7%
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(c)	2,680,948	2,680,948

Total Money Market Fund (Cost $2,680,948)		2,680,948

Total Investments (Cost $142,529,978) — 99.5%		154,173,384
Other Assets in Excess of Liabilities — 0.5%		749,949

Net Assets — 100.0%		$154,923,333

See Notes to Schedules of Portfolio Investments.

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2012.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	– Security guaranteed by Financial Guaranty Insurance Company
GO	– General Obligation
MSF	– Mandatory Sinking Fund
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of December 31, 2012: Aggressive Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”). RidgeWorth Investments (the “Investment Adviser”), a partially-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”), serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. These estimates could cause actual results to differ.

(a) Investment Valuation — Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”). Debt securities are valued at the last quoted bid price provided by independent pricing vendors approved by the Board, that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, each of the Funds values these securities as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2. Certain of the Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other Funds, which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of December 31, 2012:

Aggressive Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks[1]	$64,453,253	$—	$—	$64,453,253
Short-Term Investment	—	1,366,841	—	1,366,841
Money Market Fund	99,003	—	—	99,003

Total Investments	64,552,256	1,366,841	—	65,919,097

International Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks[1]	$21,858,083	$248,696,005	$—	$270,554,088
Preferred Stocks[1]	560,143	4,113,101	—	4,673,244
Short-Term Investment	—	8,904,575	—	8,904,575

Total Investments	22,418,226	261,713,681	—	284,131,907

International Equity Index Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$182,286	$309,064,794	$0	[2]	$309,247,080
Preferred Stocks[1]	—	3,126,061	—		3,126,061
Rights[1]	30,120	—	0	[2]	30,120
Exchange Traded Funds	14,097,877	—	—		14,097,877
Trust	—	69,304	—		69,304
Short-Term Investment	—	13,204,113	—		13,204,113

Total Investments	14,310,283	325,464,272	0	[2]	339,774,555

Large Cap Core Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$57,951,371	$—	$—		$57,951,371
Money Market Fund	1,681	—	—		1,681

Total Investments	57,953,052	—	—		57,953,052

Large Cap Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$258,471,483	$—	$—		$258,471,483
Short-Term Investment	—	4,241,692	—		4,241,692
Money Market Fund	2,127,116	—	—		2,127,116

Total Investments	260,598,599	4,241,692	—		264,840,291

Large Cap Value Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$1,699,788,484	$—	$—		$1,699,788,484
Short-Term Investment	—	32,525,750	—		32,525,750
Money Market Fund	22,013,439	—	—		22,013,439

Total Investments	1,721,801,923	32,525,750	—		1,754,327,673

Mid-Cap Value Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$2,161,982,888	$—	$—		$2,161,982,888
Short-Term Investment	—	51,588,850	—		51,588,850
Money Market Fund	89,600,201	—	—		89,600,201

Total Investments	2,251,583,089	51,588,850	—		2,303,171,939

Select Large Cap Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$35,985,715	$—	$—		$35,985,715
Short-Term Investment	—	769,860	—		769,860
Money Market Fund	606,718	—	—		606,718

Total Investments	36,592,433	769,860	—		37,362,293

Small Cap Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks[1]	$237,260,968	$—	$—	$237,260,968
Short-Term Investment	—	29,304,690	—	29,304,690
Money Market Fund	6,585,935	—	—	6,585,935

Total Investments	243,846,903	29,304,690	—	273,151,593

Small Cap Value Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks[1]	$1,444,031,631	$—	$—	$1,444,031,631
Money Market Fund	8,337,066	—	—	8,337,066

Total Investments	1,452,368,697	—	—	1,452,368,697

Aggressive Growth Allocation Strategy	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Funds	$14,562,412	$—	$—	$14,562,412
Fixed Income Funds	3,649,456	—	—	3,649,456
Exchange Traded Funds	3,071,888	—	—	3,071,888
Money Market Fund	336,839	—	—	336,839

Total Investments	21,620,595	—	—	21,620,595

Conservative Allocation Strategy	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Funds	$15,394,903	$—	$—	$15,394,903
Fixed Income Funds	40,383,363	—	—	40,383,363
Exchange Traded Funds	4,785,239	—	—	4,785,239
Money Market Fund	708,397	—	—	708,397

Total Investments	61,271,902	—	—	61,271,902

Growth Allocation Strategy	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Funds	$37,368,930	$—	$—	$37,368,930
Fixed Income Funds	17,482,614	—	—	17,482,614
Exchange Traded Funds	8,349,412	—	—	8,349,412
Money Market Fund	798,663	—	—	798,663

Total Investments	63,999,619	—	—	63,999,619

Moderate Allocation Strategy	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Funds	$72,259,974	$—	$—	$72,259,974
Fixed Income Funds	80,303,474	—	—	80,303,474
Exchange Traded Funds	17,783,978	—	—	17,783,978
Money Market Fund	2,333,262	—	—	2,333,262

Total Investments	172,680,688	—	—		172,680,688

Core Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Asset-Backed Securities[1]	$—	$5,326,479	$—		$5,326,479
Collateralized Mortgage Obligations[1]	—	42,053,763	—		42,053,763
Corporate Bonds[1]	—	120,635,095	—		120,635,095
U.S. Government Agency Mortgages[1]	—	125,217,453	—		125,217,453
U.S. Treasury Obligations	—	230,126,752	—		230,126,752
Preferred Stocks[1]	5,925,129	—	—		5,925,129
Money Market Fund	40,045,716	—	—		40,045,716

Total Investments	45,970,845	523,359,542	—		569,330,387

Corporate Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Corporate Bonds[1]	$—	$68,960,745	$—		$68,960,745
Preferred Stocks[1]	5,037,713	—	—		5,037,713
Money Market Fund	2,940,823	—	—		2,940,823

Total Investments	7,978,536	68,960,745	—		76,939,281

Georgia Tax-Exempt Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Municipal Bonds[2]	$—	$145,026,055	$—		$145,026,055
Money Market Fund	4,601,376	—	—		4,601,376

Total Investments	4,601,376	145,026,055	—		149,627,431

High Grade Municipal Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Municipal Bonds[2]	$—	$52,316,514	$—		$52,316,514
Money Market Fund	8,099,788	—	—		8,099,788

Total Investments	8,099,788	52,316,514	—		60,416,302

High Income Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Bank Loans[1]	$—	$13,091,955	$—		$13,091,955
Corporate Bonds[1]	—	764,476,805	0	[4]	764,476,805
Convertible Corporate Bond[1]	—	6,352,503	—		6,352,503
Preferred Stock[1]	3,227,582	—	—		3,227,582
Convertible Preferred Stock[1]	7,352,720	—	—		7,352,720
Common Stock[1]	—	794,685	—		794,685
Short Term Investment	—	54,561,311	—		54,561,311

Money Market Fund	73,732,078	—	—		73,732,078

Total Investments	84,312,380	839,277,259	0	[4]	923,589,639

Intermediate Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Collateralized Mortgage Obligations[1]	$—	$20,181,295	$—		$20,181,295
Corporate Bonds[1]	—	298,384,695	—		298,384,695
U.S. Government Agency Mortgages[1]	—	58,903,221	—		58,903,221
U.S. Treasury Obligations[1]	—	622,663,547	—		622,663,547
Preferred Stocks	17,242,829	—	—		17,242,829
Short-Term Investment	—	4,596,121	—		4,596,121
Money Market Fund	49,503,854	—	—		49,503,854

Total Investments	66,746,683	1,004,728,879	—		1,071,475,562

Investment Grade Tax-Exempt Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Municipal Bonds[2]	$—	$969,803,817	$—		$969,803,817
Money Market Fund	60,920,025	—	—		60,920,025

Total Investments	60,920,025	969,803,817	—		1,030,723,842

Limited Duration Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Asset-Backed Security[1]	$—	$683,506	$—		$683,506
Collateralized Mortgage Obligations[1]	—	8,123,374	—		8,123,374
U.S. Government Agency Mortgages[1]	—	414,917	—		414,917
Money Market Fund	1,238,500	—	—		1,238,500

Total Investments	1,238,500	9,221,797	—		10,460,297

Limited-Term Federal Mortgage Securities Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Collateralized Mortgage Obligations[1]	$—	$3,312,280	$—		$3,312,280
U.S. Government Agency Mortgages[1]	—	15,536,042	—		15,536,042
Money Market Fund	2,428,445	—	—		2,428,445

Total Investments	2,428,445	18,848,322	—		21,276,767

North Carolina Tax-Exempt Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Municipal Bonds[2]	$—	$49,938,314	$—		$49,938,314
Money Market Fund	1,929,664	—	—		1,929,664

Total Investments	1,929,664	49,938,314	—		51,867,978

Seix Floating Rate High Income Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Bank Loans[1]	$—	$3,951,687,004	$—		$3,951,687,004
Corporate Bonds[1]	—	183,664,072	0	[4]	183,664,072
Preferred Stock[1]	2,505,766	—	—		2,505,766
Common Stock[1]	—	1,035,660	—		1,035,660
Money Market Fund	409,739,832	—	—		409,739,832

Total Investments	412,245,598	4,136,386,736	0	[4]	4,548,632,334

Seix High Yield Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Bank Loans[1]	$—	$81,319,642	$—		$81,319,642
Corporate Bonds[1]	—	1,801,492,174	—		1,801,492,174
U.S. Treasury Obligations	—	1,299,983	—		1,299,983
Convertible Preferred Stock[1]	11,338,762	—	—		11,338,762
Short-Term Investment	—	126,467,233	—		126,467,233
Money Market Fund	157,608,573	—	—		157,608,573

Total Investments	168,947,335	2,010,579,032	—		2,179,526,367

Short-Term Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Asset-Backed Securities[1]	$—	$10,482,809	$—		$10,482,809
Collateralized Mortgage Obligations[1]	—	31,445,763	—		31,445,763
Corporate Bonds[1]	—	62,712,086	—		62,712,086
Municipal Bonds[2]	—	2,680,725	—		2,680,725
U.S. Government Agency Mortgages[1]	—	22,434,170	—		22,434,170
U.S. Treasury Obligations[1]	—	4,031,911	—		4,031,911
Money Market Fund	7,858,097	—	—		7,858,097

Total Investments	7,858,097	133,787,464	—		141,645,561

Short-Term Municipal Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Municipal Bonds[2]	$—	$10,140,464	$—		$10,140,464
Money Market Fund	1,173,872	—	—		1,173,872

Total Investments	1,173,872	10,140,464	—		11,314,336

Short-Term U.S. Treasury Securities Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
U.S. Treasury Obligations[1]	$—	$13,381,763	$—		$13,381,763
Money Market Fund	188,775	—	—		188,775

Total Investments	188,775	13,381,763	—		13,570,538

Total Return Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities[1]	$—	$23,374,374	$—	$23,374,374
Collateralized Mortgage Obligations[1]	—	131,298,545	—	131,298,545
Bank Loans[1]	—	76,210,077	—	76,210,077
Corporate Bonds[1]	—	279,510,923	—	279,510,923
U.S. Government Agency Mortgages[1]	—	316,731,355	—	316,731,355
U.S. Treasury Obligations[1]	—	466,167,005	—	466,167,005
Preferred Stocks[1]	14,709,618	—	—	14,709,618
Short-Term Investment	—	401,914	—	401,914
Money Market Fund	94,378,486	—	—	94,378,486

Total Investments	109,088,104	1,293,694,193	—	1,402,782,297

Other Financial Intruments[3]
Credit Default Swap Agreements – Buy Protection Credit Risk	—	132,757	—	132,757
Forward Foreign Currency Contracts Foreign Currency Risk	—	2,572,772	—	2,572,772

Total Investments	109,088,104	1,296,399,722	—	1,405,487,826

Ultra-Short Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities[1]	$—	$2,803,074	$—	$2,803,074
Collateralized Mortgage Obligations[1]	—	26,131,307	—	26,131,307
Corporate Bonds[1]	—	51,314,666	—	51,314,666
Municipal Bond[2]	—	1,927,115	—	1,927,115
U.S. Government Agency Mortgages[1]	—	20,749,568	—	20,749,568
Money Market Fund	459,956	—	—	459,956

Total Investments	459,956	102,925,730	—	103,385,686

U.S. Government Securities Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations[1]	$—	$40,788,879	$—	$40,788,879
Money Market Fund	862,781	—	—	862,781

Total Investments	862,781	40,788,879	—	41,651,660

U.S. Government Securities Ultra-Short Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Security[1]	$—	$2,331,435	$—	$2,331,435
Collateralized Mortgage Obligations[1]	—	637,367,619	—	637,367,619
U.S. Government Agency Mortgages[1]	—	1,729,101,342	—	1,729,101,342
Money Market Fund	152,900,409	—	—	152,900,409

Total Investments	152,900,409	2,368,800,396	—	2,521,700,805

Open Futures Contracts	143,888	—	—	143,888

Total Investments	153,044,297	2,368,800,396	—	2,521,844,693

Virginia Intermediate Municipal Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds[2]	$—	$151,492,436	$—	$151,492,436
Money Market Fund	2,680,948	—	—	2,680,948

Total Investments	2,680,948	151,492,436	—	154,173,384

LIABILITIES VALUATION INPUT

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Seix High Yield Fund
Other Financial Instruments[3]
Credit Default Swap Agreement — Buy Proctection Credit Risk	$—	$(286,262)	$—	$(286,262)

Total	—	(286,262)	—	(286,262)

Total Return Bond Fund
Other Financial Instruments[3]
Forward Foreign Currency Contracts Foreign Currency Risk	$—	$(1,475,229)	$—	$(1,475,229)

Total	—	(1,475,229)	—	(1,475,229)

1	Please see the Schedules for Sector or Country Classification.
2	Please see the Schedules for State Classification.
3	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts and futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
4	As of December 31, 2012 the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on quotations from principal market makers. Level 3 roll forwards and change in unrealized appreciation (depreciation) of these Level 3 securities held at fiscal year end is presented below.

The following is a reconciliation of investments as of December 31, 2012 in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 12/31/2012
High Income Fund
Corporate Bonds
Auto Manufacturers	$539,820	$—	$—	$(213,686)	$—	$(326,134)	$—	$—	$—	$—

Seix Floating Rate High Income Fund
Corporate Bonds
Auto Manufacturers	$200,000	$—	$—	$(79,817)	$—	$(120,183)	$—	$—	$—	$—

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At December 31, 2012, securities valued at $191,712,661 and $305,674,379 were transferred from Level 1 to Level 2 pursuant to the

Fund’s Pricing and Valuation Procedures for the International Equity Fund and the International Equity Index Fund, respectively.

(b) Security Transactions— Security transactions are accounted for on a trade date basis for financial reporting purposes.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at December 31, 2012 are included within each applicable Fund’s Schedules.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts – Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts – Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts – Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swaps contracts involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily using an independent pricing vendor. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, the Funds generally receive an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed on the Schedules and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS contracts on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction. The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The cash collateral received is aggregated in a joint account by the Funds, providing the Investment Adviser a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. At December 31, 2012, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at December 31, 2012 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	93,301,145	$93,301,145
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.04%	240,929,790	240,929,790

Total Investments (Cost $334,230,935)		334,230,935
Amount due to Lending Agent		(48,235)

Net Investment Value		$334,182,700

(j) Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(k) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made in the following year.

(l) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”).These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. At December 31, 2012, Seix Floating Rate High Income Fund and Total Return Bond Fund had unfunded loan commitments.

(m) Restricted Securities — Certain Funds’ investments are restricted as to resale. As of December 31, 2012, all of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board unless stated otherwise in the Funds’ Schedules.

(n) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules.

(o) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(q) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments —Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(r) Other Risks — Certain Funds may invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

3. Federal Income Tax Basis of Investments

As of December 31, 2012 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$38,282,454	$29,294,113	$(1,657,470)	$27,636,643
International Equity Fund	242,927,615	44,051,885	(2,847,593)	41,204,292
International Equity Index Fund	219,050,805	132,943,059	(12,219,309)	120,723,750
Large Cap Core Growth Stock Fund	46,613,128	11,886,492	(546,568)	11,339,924
Large Cap Growth Stock Fund	154,424,361	113,576,292	(3,160,362)	110,415,930
Large Cap Value Equity Fund	1,489,262,646	275,075,253	(10,010,226)	265,065,027
Mid-Cap Value Equity Fund	2,093,844,257	244,897,114	(35,569,432)	209,327,682
Select Large Cap Growth Stock	30,057,562	7,936,949	(632,218)	7,304,731
Small Cap Growth Stock Fund	233,858,402	52,018,131	(12,724,940)	39,293,191
Small Cap Value Equity Fund	1,248,363,425	271,833,887	(67,828,615)	204,005,272
Aggressive Growth Allocation Strategy	19,400,690	2,550,156	(330,251)	2,219,905
Conservative Allocation Strategy	59,581,998	2,478,018	(788,114)	1,689,904
Growth Allocation Strategy	57,669,310	7,036,745	(706,436)	6,330,309
Moderate Allocation Strategy	160,758,888	14,191,270	(2,269,470)	11,921,800
Core Bond Fund	554,079,983	16,147,105	(896,701)	15,250,404
Corporate Bond Fund	72,212,639	4,874,357	(147,715)	4,726,642
Georgia Tax-Exempt Bond Fund	138,471,819	11,357,199	(201,587)	11,155,612
High Grade Municipal Bond Fund	55,199,776	5,233,305	(16,779)	5,216,526
High Income Fund	881,904,901	46,352,992	(4,668,254)	41,684,738
Intermediate Bond Fund	1,042,130,052	30,523,704	(1,178,194	29,345,510
Investment Grade Tax-Exempt Bond Fund	974,506,770	57,099,993	(882,921)	56,217,072
Limited Duration Fund	10,383,807	76,490	0	76,490
Limited-Term Federal Mortgage Securities Fund	20,674,230	605,165	(2,628)	602,537
North Carolina Tax-Exempt Bond Fund	48,178,335	3,753,361	(63,718)	3,689,643
Seix Floating Rate High Income Fund	4,498,933,585	68,185,660	(18,486,911)	49,698,749
Seix High Yield Fund	2,042,319,113	144,526,587	(7,319,333)	137,207,254
Short-Term Bond Fund	138,844,469	2,837,569	(36,477)	2,801,092
Short-Term Municipal Bond Fund	11,215,786	110,166	(11,616)	98,550
Short-Term U.S. Treasury Securities Fund	13,446,246	124,292	0	124,292
Total Return Bond Fund	1,362,971,722	42,189,823	(2,379,248)	39,810,575
Ultra-Short Bond Fund	102,779,651	651,600	(45,565)	606,035
U.S. Government Securities Fund	40,619,000	1,102,386	(69,726)	1,032,660
U.S. Government Securities Ultra-Short Bond Fund	2,495,629,198	27,100,044	(1,028,437)	26,071,607
Virginia Intermediate Municipal Bond Fund	142,529,978	11,765,924	(122,518)	11,643,406

4. Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers during the period ended December 31, 2012, were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2012	Purchases	Sales	Share Balance at December 31, 2012	Value at December 31, 2012	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	58,984	1,548	57,815	2,717	$39,589	$—	$—	$258,708
RidgeWorth Corporate Bond Fund	—	37,391	29,102	8,289	77,829	4,600	10,709	(8,771)
RidgeWorth High Income Fund	—	34,955	—	34,955	251,675	5,905	—	—
RidgeWorth Intermediate Bond Fund	—	121,101	52,857	68,244	704,274	8,039	31,236	(11,978)
RidgeWorth International Equity Fund	134,752	5,595	31,517	108,830	1,234,130	23,148	—	(45,151)
RidgeWorth International Equity Index Fund	42,588	230	40,546	2,272	26,809	861	500	112,272
RidgeWorth Large Cap Core Growth Stock Fund	19,637	541	16,667	3,511	51,583	332	—	94,670
RidgeWorth Large Cap Growth Stock Fund	312,005	183,606	58,043	437,568	4,187,522	3,077	909,383	27,974
RidgeWorth Large Cap Value Equity Fund	365,675	14,667	83,547	296,795	4,217,459	69,179	—	77,695
RidgeWorth Mid-Cap Value Equity Fund	186,519	11,660	47,870	150,309	1,766,129	21,738	4,895	19,289
RidgeWorth Seix Floating Rate High Income Fund	—	8,672	—	8,672	77,871	1,570	—	—
RidgeWorth Seix High Yield Fund	—	26,020	—	26,020	264,359	6,398	—	—
RidgeWorth Select Large Cap Growth Stock Fund	72,234	18,516	29,133	61,617	1,565,697	—	423,761	(4,762)
RidgeWorth Small Cap Growth Stock Fund	65,338	8,257	25,449	48,146	735,185	—	99,686	71,344
RidgeWorth Small Cap Value Equity Fund	80,398	4,568	31,543	53,423	738,309	12,968	20,586	33,020
RidgeWorth Total Return Bond Fund	—	192,337	—	192,337	2,090,708	14,262	31,586	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	—	22,871	4,902	17,969	182,740	670	—	98

Total					$18,211,868	$172,747	1,532,342	$624,408

		—
Conservative Allocation Strategy		—
RidgeWorth Aggressive Growth Stock Fund	34,502	203	32,211	2,494	$36,343	—	—	$27,128
RidgeWorth Corporate Bond Fund	399,052	24,458	337,076	86,434	811,619	91,500	129,916	(76,175)
RidgeWorth High Income Fund	312,910	30,342	25,586	317,666	2,287,192	103,836	—	(14,378)
RidgeWorth Intermediate Bond Fund	1,283,517	52,419	443,802	892,134	9,206,822	164,727	361,231	(213,494)
RidgeWorth International Equity Fund	119,564	3,068	9,128	113,504	1,287,138	23,195	—	(23,534)
RidgeWorth International Equity Index Fund	34,303	222	30,798	3,727	43,977	1,412	820	18,212
RidgeWorth Large Cap Core Growth Stock Fund	14,086	139	11,053	3,172	46,598	300	—	54,970
RidgeWorth Large Cap Growth Stock Fund	340,816	184,871	56,247	469,440	4,492,544	3,703	1,094,480	(12,116)
RidgeWorth Large Cap Value Equity Fund	303,899	49,165	43,862	309,202	4,393,761	63,277	—	(33,953)
RidgeWorth Mid-Cap Value Equity Fund	171,419	3,814	13,180	162,053	1,904,127	21,792	5,277	(33,568)
RidgeWorth Seix Floating Rate High Income Fund	95,875	3,814	7,822	91,867	824,963	30,543	—	(4,146)
RidgeWorth Seix High Yield Fund	228,754	42,419	18,717	252,456	2,564,957	110,265	—	(12,439)
RidgeWorth Select Large Cap Growth Stock Fund	46,118	22,204	3,526	64,796	1,646,471	—	345,187	(5,116)
RidgeWorth Small Cap Growth Stock Fund	53,100	7,310	9,879	50,531	771,602	—	104,624	(697)
RidgeWorth Small Cap Value Equity Fund	65,426	3,020	12,560	55,886	772,342	12,386	21,535	(7,531)
RidgeWorth Total Return Bond Fund	988,955	1,174,656	90,984	2,072,627	22,529,453	210,948	305,242	(5,942)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	261,098	1,717	50,587	212,228	2,158,357	15,745	—	1,930

Total					$55,778,266	$853,629	$2,368,312	$(340,849)

Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	129,023	220	124,369	4,874	$71,013	$—	$—	$579,085
RidgeWorth Corporate Bond Fund	131,474	12,191	107,312	36,353	341,353	31,459	27,537	(22,762)
RidgeWorth High Income Fund	173,470	12,534	—	186,004	1,339,226	2,108	—	—
RidgeWorth Intermediate Bond Fund	651,423	22,660	291,910	382,173	3,944,025	84,616	141,813	(74,098)
RidgeWorth International Equity Fund	302,580	6,109	24,936	283,753	3,217,758	57,986	—	(33,710)
RidgeWorth International Equity Index Fund	98,718	225	95,153	3,790	44,720	1,436	834	169,001
RidgeWorth Large Cap Core Growth Stock Fund	36,529	162	29,624	7,067	103,816	669	—	180,719
RidgeWorth Large Cap Growth Stock Fund	739,646	464,392	93,128	1,110,910	10,631,406	7,931	2,343,845	(6,180)
RidgeWorth Large Cap Value Equity Fund	856,761	28,413	117,545	767,629	10,908,015	170,370	—	127,417
RidgeWorth Mid-Cap Value Equity Fund	380,007	6,871	—	386,878	4,545,821	52,101	12,599	—
RidgeWorth Seix Floating Rate High Income Fund	51,439	2,164	—	53,603	481,354	17,449	—	—
RidgeWorth Seix High Yield Fund	123,150	12,086	—	135,236	1,373,994	62,471	—	—
RidgeWorth Select Large Cap Growth Stock Fund	156,674	42,008	39,841	158,841	4,036,151	—	1,058,431	(177,101)
RidgeWorth Small Cap Growth Stock Fund	136,340	17,350	29,171	124,519	1,901,403	—	257,818	39,701
RidgeWorth Small Cap Value Equity Fund	167,652	6,700	36,231	138,121	1,908,827	31,449	53,224	2,075
RidgeWorth Total Return Bond Fund	425,766	463,484	—	889,250	9,666,150	104,663	150,880	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	32,860	229	—	33,089	336,512	2,108	—	—

Total					$54,851,544	$626,816	$4,046,981	$784,147

Moderate Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	225,271	6,055	219,465	11,861	$172,808	$—	$—	$690,354
RidgeWorth Corporate Bond Fund	572,586	45,930	451,908	166,608	1,564,448	142,060	164,077	(130,878)
RidgeWorth High Income Fund	781,935	59,530	36,656	804,809	5,794,625	272,396	—	(7,698)
RidgeWorth Intermediate Bond Fund	2,703,723	167,614	1,127,924	1,743,413	17,992,017	370,456	738,993	(546,038)
RidgeWorth International Equity Fund	521,778	25,359	—	547,137	6,204,533	111,809	—	—
RidgeWorth International Equity Index Fund	173,746	1,404	157,104	18,046	212,941	6,839	3,971	246,680
RidgeWorth Large Cap Core Growth Stock Fund	63,307	1,965	49,202	16,070	236,068	1,521	—	275,641
RidgeWorth Large Cap Growth Stock Fund	1,325,098	797,398	—	2,122,496	20,312,286	16,744	4,948,509	—
RidgeWorth Large Cap Value Equity Fund	1,496,149	130,795	120,693	1,506,251	21,403,832	332,130	—	49,386
RidgeWorth Mid-Cap Value Equity Fund	668,249	74,870	—	743,119	8,731,644	98,443	24,200	—
RidgeWorth Seix Floating Rate High Income Fund	259,639	16,606	—	276,245	2,480,680	89,753	—	—
RidgeWorth Seix High Yield Fund	554,601	42,064	25,988	570,677	5,798,073	271,586	—	(7,520)
RidgeWorth Select Large Cap Growth Stock Fund	255,580	71,224	21,786	305,018	7,750,499	—	1,624,911	2,168
RidgeWorth Small Cap Growth Stock Fund	230,143	39,641	33,389	236,395	3,609,748	—	501,168	21,801
RidgeWorth Small Cap Value Equity Fund	283,014	20,241	40,909	262,346	3,625,615	59,527	103,632	2,184
RidgeWorth Total Return Bond Fund	2,029,716	2,093,662	—	4,123,378	44,821,124	438,588	618,540	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	196,300	5,501	19,647	182,154	1,852,507	12,626	—	974

Total					$152,563,448	$2,224,478	$8,728,001	$597,054

5. Subsequent Events

At a meeting held on November 15, 2012, the Board approved the reorganization of the RidgeWorth Large Cap Core Growth Stock Fund (the “Target Fund”) into the RidgeWorth Large Cap Growth Stock Fund (the “Acquiring Fund”), a separate series of the Trust. The reorganization was effective at the close of business on March 1, 2013. Each shareholder of the A and I Shares of the Target Fund became a shareholder of the Acquiring Fund, and received corresponding A and I Shares of the Acquiring Fund in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	February 28, 2013

By:	/s/ Denise R. Lewis
Denise R. Lewis
Treasurer and Chief Financial Officer

Date:	February 28, 2013